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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100. Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Century Small-Mid Cap Value Portfolio
ING Baron Small Cap Growth Portfolio
ING Columbia Small Cap Value Portfolio
ING Davis New York Venture Portfolio
ING Fidelity® VIP Contrafund® Portfolio
ING Fidelity® VIP Equity-Income Portfolio
ING Fidelity® VIP Mid Cap Portfolio
ING Global Bond Portfolio
ING Index Solution 2015 Portfolio
ING Index Solution 2020 Portfolio
ING Index Solution 2025 Portfolio
ING Index Solution 2030 Portfolio
ING Index Solution 2035 Portfolio
ING Index Solution 2040 Portfolio
ING Index Solution 2045 Portfolio
ING Index Solution 2050 Portfolio
ING Index Solution 2055 Portfolio
ING Index Solution Income Portfolio
ING Invesco Van Kampen Comstock Portfolio
ING Invesco Van Kampen Equity and Income Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING Oppenheimer Global Portfolio
ING PIMCO Total Return Portfolio
ING Pioneer High Yield Portfolio
ING Solution 2015 Portfolio
ING Solution 2020 Portfolio
ING Solution 2025 Portfolio
ING Solution 2030 Portfolio
ING Solution 2035 Portfolio
ING Solution 2040 Portfolio
ING Solution 2045 Portfolio
ING Solution 2050 Portfolio
ING Solution 2055 Portfolio
ING Solution Aggressive Growth Portfolio
ING Solution Conservative Portfolio
ING Solution Growth Portfolio
ING Solution Income Portfolio
ING Solution Moderate Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Templeton Foreign Equity Portfolio
ING Thornburg Value Portfolio
ING UBS U.S. Large Cap Equity Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.9%
		Consumer Discretionary: 9.0%
27,300	@	American Axle & Manufacturing Holdings, Inc.	$319,683	0.1
7,500		American Eagle Outfitters	128,925	0.1
6,500	@	Bally Technologies, Inc.	303,875	0.1
56,700		Belo Corp.	406,539	0.2
5,000	@	Big Lots, Inc.	215,100	0.1
5,400		Bob Evans Farms, Inc.	203,688	0.1
6,600		Brinker International, Inc.	181,830	0.1
7,900		Brunswick Corp.	203,425	0.1
3,200	@	Cabela’s, Inc.	122,080	0.0
26,016		Carnival Corp.	834,593	0.4
5,300		Cato Corp.	146,492	0.1
36,896		CEC Entertainment, Inc.	1,398,727	0.6
9,700	@	Collective Brands, Inc.	190,702	0.1
8,600	L	Columbia Sportswear Co.	408,070	0.2
10,900		Cooper Tire & Rubber Co.	165,898	0.1
3,200		Core-Mark Holding Co., Inc.	131,008	0.1
12,000		CSS Industries, Inc.	233,520	0.1
20,000	@	Culp, Inc.	219,600	0.1
25,200		Dana Holding Corp.	390,600	0.2
11,900		Destination Maternity Corp.	220,983	0.1
3,600		Dillard’s, Inc.	226,872	0.1
26,000	@	Entercom Communications Corp.	168,740	0.1
119,300		Entravision Communications Corp.	204,003	0.1
8,900	@	EW Scripps Co.	87,843	0.0
8,100		Finish Line	171,882	0.1
10,200		Fred’s, Inc.	149,022	0.1
8,000		Gannett Co., Inc.	122,640	0.0
1,913	@	Genesco, Inc.	137,066	0.1
5,400		Guess ?, Inc.	168,750	0.1
2,155		Harte-Hanks, Inc.	19,503	0.0
2,200	@	Helen of Troy Ltd.	74,822	0.0
38,054		International Game Technology	638,927	0.3
16,080		International Speedway Corp.	446,220	0.2
7,100	@	Jack in the Box, Inc.	170,187	0.1
12,400	@	La-Z-Boy, Inc.	185,504	0.1
3,600		Lear Corp.	167,364	0.1
64,000	@	Lin TV Corp.	259,200	0.1
11,667		Lithia Motors, Inc.	305,675	0.1
68,230		Lowe’s Cos., Inc.	2,141,057	1.0
3,300		Men’s Wearhouse, Inc.	127,941	0.1
12,500		Movado Group, Inc.	306,875	0.1
7,478		Omnicom Group	378,761	0.2
11,900	@	Orient-Express Hotels Ltd.	121,380	0.0
10,400		Penske Auto Group, Inc.	256,152	0.1
36,800	L	RadioShack Corp.	228,896	0.1
4,600		Rent-A-Center, Inc.	173,650	0.1
16,888		Speedway Motorsports, Inc.	315,468	0.1
99,723		Staples, Inc.	1,613,518	0.7
20,450		Target Corp.	1,191,622	0.5
10,343		Time Warner Cable, Inc.	842,955	0.4
5,700		Tupperware Corp.	361,950	0.2
6,500		Vail Resorts, Inc.	281,125	0.1
13,278		Whirlpool Corp.	1,020,547	0.5
6,700		Williams-Sonoma, Inc.	251,116	0.1
5,200	@	WMS Industries, Inc.	123,396	0.0
2,700		Wolverine World Wide, Inc.	100,386	0.0
			19,966,353	9.0
		Consumer Staples: 6.7%
22,664		Campbell Soup Co.	767,176	0.4
13,161		Clorox Co.	904,819	0.4
17,200	@	Dole Food Co., Inc.	171,656	0.1
47,641		Dr Pepper Snapple Group, Inc.	1,915,645	0.9
28,587		General Mills, Inc.	1,127,757	0.5
13,598		HJ Heinz Co.	728,173	0.3
11,900		Inter Parfums, Inc.	186,711	0.1
5,800		J&J Snack Foods Corp.	304,268	0.1
19,941		Kellogg Co.	1,069,436	0.5
31,892		Kimberly-Clark Corp.	2,356,500	1.1
5,400	@	Prestige Brands Holdings, Inc.	94,392	0.0
49,600	@,L	Primo Water Corp.	96,720	0.0
30,362	@	Ralcorp Holdings, Inc.	2,249,520	1.0
1,800		Ruddick Corp.	72,180	0.0
9,700		Snyders-Lance, Inc.	250,745	0.1
62,919		Sysco Corp.	1,878,761	0.9
6,900		Village Super Market	217,971	0.1
9,900		Weis Markets, Inc.	431,640	0.2
			14,824,070	6.7
		Energy: 5.9%
6,322		Apache Corp.	634,982	0.3
3,700		Berry Petroleum Co.	174,381	0.1
10,700	@	Bill Barrett Corp.	278,307	0.1
1,700	L	BP Prudhoe Bay Royalty Trust	212,857	0.1
4,600		Bristow Group, Inc.	219,558	0.1
37,000	@	Cal Dive International, Inc.	122,100	0.1
10,700	@	Comstock Resources, Inc.	169,381	0.1
5,321		Devon Energy Corp.	378,429	0.2
16,422		EQT Corp.	791,705	0.4
9,700	@	Forest Oil Corp.	117,564	0.1
18,400	@	Helix Energy Solutions Group, Inc.	327,520	0.1
10,900		Hugoton Royalty Trust	160,012	0.1
61,049		Imperial Oil Ltd.	2,773,814	1.2
1,700	@	Key Energy Services, Inc.	26,265	0.0
4,600	@	Lone Pine Resources, Inc.	29,900	0.0
30,528		Murphy Oil Corp.	1,717,810	0.8
2,300	L	Overseas Shipholding Group, Inc.	29,049	0.0
19,236		Peabody Energy Corp.	557,075	0.2
5,400		Penn Virginia Corp.	24,570	0.0

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy: (continued)
5,500		SandRidge Permian Trust	$128,205	0.1
24,864	@	Southwestern Energy Co.	760,838	0.3
7,800	@	Superior Energy Services	205,608	0.1
9,400	@	Swift Energy Co.	272,882	0.1
45,600	@	Tetra Technologies, Inc.	429,552	0.2
79,344	@	Ultra Petroleum Corp.	1,795,555	0.8
2,600	@	Unit Corp.	111,176	0.0
32,200	@	Vaalco Energy, Inc.	304,290	0.1
9,000		Western Refining, Inc.	169,380	0.1
6,460	@,L	Whiting USA Trust II	148,580	0.1
			13,071,345	5.9
		Financials: 25.6%
12,430		ACE Ltd.	909,876	0.4
52,951		Allstate Corp.	1,743,147	0.8
14,900		Alterra Capital Holdings Ltd.	342,402	0.1
4,900		American Campus Communities, Inc.	219,128	0.1
21,900		American Equity Investment Life Holding Co.	279,663	0.1
11,000		American National Bankshares, Inc.	234,300	0.1
17,561		American Tower Corp.	1,106,694	0.5
33,285		AON Corp.	1,632,962	0.7
37,900		Apollo Investment Corp.	271,743	0.1
10,000		Ares Capital Corp.	163,500	0.1
3,400		Arthur J. Gallagher & Co.	121,516	0.0
14,600		Artio Global Investors, Inc.	69,642	0.0
15,400		Aspen Insurance Holdings Ltd.	430,276	0.2
8,100		Associated Estates Realty Corp.	132,354	0.1
12,400		Baldwin & Lyons, Inc.	277,512	0.1
16,800		Bancorpsouth, Inc.	226,296	0.1
27,500		BankUnited, Inc.	687,500	0.3
18,100		BioMed Realty Trust, Inc.	343,538	0.1
9,800		BlackRock Kelso Capital Corp.	96,236	0.0
4,000		BOK Financial Corp.	225,120	0.1
31,600		Boston Private Financial Holdings, Inc.	313,156	0.1
19,400		Brookline Bancorp., Inc.	181,778	0.1
27,700		Campus Crest Communities, Inc.	322,982	0.1
123,570		Capitol Federal Financial, Inc.	1,465,540	0.7
18,900		CBL & Associates Properties, Inc.	357,588	0.2
7,600		CBOE Holdings, Inc.	215,992	0.1
97,200		Charles Schwab Corp.	1,396,764	0.6
99,300		Chimera Investment Corp.	281,019	0.1
16,247		City National Corp.	852,480	0.4
52,739		Comerica, Inc.	1,706,634	0.8
42,903		Commerce Bancshares, Inc.	1,738,430	0.8
11,500		CommonWealth REIT	214,130	0.1
10,000		Community Bank System, Inc.	287,800	0.1
13,800	L	Compass Diversified Trust	204,102	0.1
11,500		CreXus Investment Corp.	118,910	0.0
17,587		Cullen/Frost Bankers, Inc.	1,023,388	0.5
12,200		CVB Financial Corp.	143,228	0.1
14,000		DCT Industrial Trust, Inc.	82,600	0.0
16,600		DiamondRock Hospitality Co.	170,814	0.1
2,100		Equity Lifestyle Properties, Inc.	146,454	0.1
12,400		Fifth Street Finance Corp.	121,024	0.0
10,000		First Financial Bancorp.	173,000	0.1
99,700		First Horizon National Corp.	1,034,886	0.5
11,100	@	First Industrial Realty Trust, Inc.	137,085	0.1
10,900		First Interstate Bancsystem, Inc.	159,358	0.1
10,200		First Midwest Bancorp., Inc.	122,196	0.1
11,200		First Potomac Realty Trust	135,408	0.1
5,300	@	First Republic Bank	174,582	0.1
16,000		FirstMerit Corp.	269,760	0.1
9,900		Flushing Financial Corp.	133,254	0.1
20,800		FNB Corp.	251,264	0.1
57,000		Fulton Financial Corp.	598,500	0.3
24,710		Government Properties Income Trust	595,758	0.3
5,600		Hanover Insurance Group, Inc.	230,272	0.1
9,200		Hatteras Financial Corp.	256,680	0.1
96,605		HCC Insurance Holdings, Inc.	3,011,178	1.4
10,200		Healthcare Realty Trust, Inc.	224,400	0.1
22,900		Hercules Technology Growth Capital, Inc.	253,732	0.1
20,100		Heritage Financial Corp.	273,360	0.1
24,600		Hersha Hospitality Trust	134,316	0.1
3,700		Highwoods Properties, Inc.	123,284	0.1
175,373		Hudson City Bancorp., Inc.	1,281,977	0.6
4,000		Infinity Property & Casualty Corp.	209,320	0.1
39,200		Janus Capital Group, Inc.	349,272	0.2
9,101		Kaiser Federal Financial Group, Inc.	127,323	0.1
4,100		Kilroy Realty Corp.	191,101	0.1
9,400	@	Knight Capital Group, Inc.	120,978	0.0
10,000		Lakeland Financial Corp.	260,300	0.1
6,900		LaSalle Hotel Properties	194,166	0.1
43,200		Lexington Realty Trust	388,368	0.2
10,400		Mack-Cali Realty Corp.	299,728	0.1

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
54,577		Marsh & McLennan Cos., Inc.	$1,789,580	0.8
6,200		MB Financial Corp.	130,138	0.1
11,600		MCG Capital Corp.	49,300	0.0
8,700		Medical Properties Trust, Inc.	80,736	0.0
33,900		MFA Mortgage Investments, Inc.	253,233	0.1
7,400	L	National Bankshares, Inc.	222,740	0.1
13,000	@	National Financial Partners Corp.	196,820	0.1
6,900		National Retail Properties, Inc.	187,611	0.1
12,300	@	Nationstar Mortgage Holdings, Inc.	176,628	0.1
77,206		Northern Trust Corp.	3,663,425	1.6
12,800		Old National Bancorp.	168,192	0.1
9,100		Oritani Financial Corp.	133,588	0.1
17,200		Pacific Continental Corp.	162,024	0.1
42,200	@	Park Sterling Corp.	202,560	0.1
31,300		PennantPark Investment Corp.	325,520	0.1
112,108		People’s United Financial, Inc.	1,484,310	0.7
87,251		Piedmont Office Realty Trust, Inc.	1,548,705	0.7
10,300		Platinum Underwriters Holdings Ltd.	375,950	0.2
14,791		PNC Financial Services Group, Inc.	953,872	0.4
8,800		Primerica, Inc.	221,848	0.1
2,700		ProAssurance Corp.	237,897	0.1
11,100		Prospect Capital Corp.	121,878	0.0
16,100		Provident Financial Services, Inc.	233,933	0.1
5,400		PS Business Parks, Inc.	353,916	0.2
17,800		RLJ Lodging Trust	331,614	0.1
19,200		Sabra Healthcare REIT, Inc.	315,648	0.1
12,157		State Street Corp.	553,143	0.2
3,050		Sun Communities, Inc.	132,156	0.1
30,601		SunTrust Bank	739,626	0.3
23,500		Susquehanna Bancshares, Inc.	232,180	0.1
57,038		Symetra Financial Corp.	657,648	0.3
51,100		TCF Financial Corp.	607,579	0.3
7,371		Torchmark Corp.	367,444	0.2
25,350		Travelers Cos., Inc.	1,500,720	0.7
13,900		Trico Bancshares	242,138	0.1
12,400		Trustmark Corp.	309,752	0.1
13,500		Umpqua Holdings Corp.	183,060	0.1
4,200		United Bankshares, Inc.	121,212	0.0
14,800		United Fire Group, Inc.	264,772	0.1
44,556		UnumProvident Corp.	1,090,731	0.5
10,000		Urstadt Biddle Properties, Inc.	197,400	0.1
10,100		Waddell & Reed Financial, Inc.	327,341	0.1
10,500		Washington Banking Co.	145,005	0.1
12,800		Washington Federal, Inc.	215,296	0.1
5,700		Washington Real Estate Investment Trust	169,290	0.1
3,900		Webster Financial Corp.	88,413	0.0
22,048		Westamerica Bancorp.	1,058,304	0.5
32,240		Weyerhaeuser Co.	706,701	0.3
4,300		Wintrust Financial Corp.	153,897	0.1
15,600		Zions Bancorp.	334,776	0.1
			56,893,274	25.6
		Health Care: 9.3%
6,100	@	Amsurg Corp.	170,678	0.1
5,400		Assisted Living Concepts, Inc.	89,694	0.0
18,565		Becton Dickinson & Co.	1,441,572	0.6
160,120	@	Boston Scientific Corp.	957,518	0.4
91,568	@	CareFusion Corp.	2,374,358	1.1
3,800	@	Centene Corp.	186,086	0.1
18,442		Cigna Corp.	908,269	0.4
6,700	@	Covance, Inc.	319,121	0.1
15,800	@	Cutera, Inc.	135,090	0.1
8,792		Eli Lilly & Co.	354,054	0.2
15,500	@	Healthsouth Corp.	317,440	0.1
18,780	@	Hologic, Inc.	404,709	0.2
13,313	@	Hospira, Inc.	497,773	0.2
6,021		Humana, Inc.	556,822	0.2
5,500	@	ICU Medical, Inc.	270,380	0.1
7,100	@	Impax Laboratories, Inc.	174,518	0.1
6,200	@	Integra LifeSciences Holdings Corp.	215,078	0.1
6,184	@	Life Technologies Corp.	301,903	0.1
46,624	@	LifePoint Hospitals, Inc.	1,838,851	0.8
14,200		Lincare Holdings, Inc.	367,496	0.2
6,100	@	Magellan Health Services, Inc.	297,741	0.1
3,200		Medicis Pharmaceutical Corp.	120,288	0.1
4,800		National Healthcare Corp.	218,688	0.1
4,692	@	Orthofix International NV	176,325	0.1
12,200		Owens & Minor, Inc.	371,002	0.2
10,100	@	Par Pharmaceutical Cos., Inc.	391,173	0.2
45,978		Patterson Cos., Inc.	1,535,665	0.7
10,100	@	PSS World Medical, Inc.	255,934	0.1
24,211		Steris Corp.	765,552	0.3
13,490		Stryker Corp.	748,425	0.3
6,100		US Physical Therapy, Inc.	140,605	0.1
6,600		Utah Medical Products, Inc.	205,260	0.1
15,500	@	VCA Antech, Inc.	359,755	0.2
5,900	@	Viropharma, Inc.	177,413	0.1
27,300		Young Innovations, Inc.	844,116	0.4
34,775		Zimmer Holdings, Inc.	2,235,337	1.0
			20,724,689	9.3
		Industrials: 15.5%
8,226		AAR Corp.	150,124	0.1
5,700		ABM Industries, Inc.	138,510	0.1
7,700		Actuant Corp.	223,223	0.1
8,400	@	Alaska Air Group, Inc.	300,888	0.1
2,700		Alexander & Baldwin, Inc.	130,815	0.1
1,900	@	Allegiant Travel Co.	103,550	0.0

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: (continued)
6,900		Alliant Techsystems, Inc.	$345,828	0.2
16,500	@	Altra Holdings, Inc.	316,800	0.1
10,900		American Science & Engineering, Inc.	730,845	0.3
7,100		Apogee Enterprises, Inc.	91,945	0.0
5,100		Applied Industrial Technologies, Inc.	209,763	0.1
9,600		Arkansas Best Corp.	180,576	0.1
8,600		Barnes Group, Inc.	226,266	0.1
26,570		Brady Corp.	859,539	0.4
19,400		Briggs & Stratton Corp.	347,842	0.2
6,900		Brink’s Co.	164,703	0.1
19,300		CDI Corp.	346,049	0.2
8,200		Celadon Group, Inc.	127,510	0.1
3,000		Ceradyne, Inc.	97,680	0.0
6,600		Comfort Systems USA, Inc.	72,006	0.0
11,500		Curtiss-Wright Corp.	425,615	0.2
28,800	@	Diana Shipping, Inc.	257,760	0.1
5,900		Douglas Dynamics, Inc.	81,125	0.0
8,300		Dynamic Materials Corp.	175,213	0.1
8,800		EMCOR Group, Inc.	243,936	0.1
15,714		Emerson Electric Co.	819,956	0.4
20,000		Encore Wire Corp.	594,600	0.3
61,593		Exelis, Inc.	771,144	0.3
6,400		Freightcar America, Inc.	143,936	0.1
9,870		General Dynamics Corp.	724,261	0.3
29,400		Granite Construction, Inc.	844,956	0.4
5,500		Harsco Corp.	129,030	0.1
60,260		Heartland Express, Inc.	871,360	0.4
9,500		Heidrick & Struggles International, Inc.	209,285	0.1
7,641		Hubbell, Inc.	600,430	0.3
8,080	@	Huntington Ingalls Industries, Inc.	325,139	0.1
5,300		IDEX Corp.	223,289	0.1
7,200	@	II-VI, Inc.	170,280	0.1
10,983		Ingersoll-Rand PLC	454,147	0.2
36,354		ITT Corp.	833,961	0.4
23,600	@	JetBlue Airways Corp.	115,404	0.1
7,400		Kaman Corp.	251,230	0.1
58,142		Kaydon Corp.	1,483,202	0.7
13,500		Kennametal, Inc.	601,155	0.3
12,600	@	Kforce, Inc.	187,740	0.1
14,381		L-3 Communications Holdings, Inc.	1,017,743	0.5
13,500		Lawson Products	203,985	0.1
4,700		Lincoln Electric Holdings, Inc.	213,004	0.1
16,000		LSI Industries, Inc.	117,280	0.1
5,800		Marten Transport Ltd.	128,006	0.1
48,800	@	Metalico, Inc.	208,376	0.1
4,400	@	Moog, Inc.	188,716	0.1
4,200		Mueller Industries, Inc.	190,890	0.1
1,900		National Presto Industries, Inc.	144,134	0.1
12,346		Northrop Grumman Corp.	754,094	0.3
20,000	@	On Assignment, Inc.	349,400	0.2
8,300	@	Orbital Sciences Corp.	109,145	0.0
32,492	@	Oshkosh Truck Corp.	752,840	0.3
28,400	@	Pike Electric Corp.	233,732	0.1
147,376		Republic Services, Inc.	4,503,811	2.0
2,100		Robbins & Myers, Inc.	109,305	0.0
85,845		Koninklijke Philips Electronics NV	1,742,317	0.8
3,000		Simpson Manufacturing Co., Inc.	96,750	0.0
8,934		Snap-On, Inc.	544,706	0.2
174,033		Southwest Airlines Co.	1,434,032	0.6
3,008		Stanley Black & Decker, Inc.	231,496	0.1
20,300	@	SYKES Enterprises, Inc.	320,740	0.1
2,700	@	Teledyne Technologies, Inc.	170,235	0.1
1,100	@	Thomas & Betts Corp.	79,101	0.0
1,600		Triumph Group, Inc.	100,256	0.0
41,127		Tyco International Ltd.	2,310,515	1.0
14,200		US Ecology, Inc.	308,708	0.1
10,300		UTI Worldwide, Inc.	177,469	0.1
19,883		Waste Management, Inc.	695,110	0.3
4,500		Werner Enterprises, Inc.	111,870	0.0
3,100	@	Wesco International, Inc.	202,461	0.1
			34,452,843	15.5
		Information Technology: 7.6%
160,561		Applied Materials, Inc.	1,997,379	0.9
14,900		Bel Fuse, Inc.	263,283	0.1
14,100	@	Benchmark Electronics, Inc.	232,509	0.1
32,252		Booz Allen Hamilton Holding Corp.	549,252	0.2
2,100	@	Coherent, Inc.	122,493	0.1
26,800	@	Compuware Corp.	246,292	0.1
28,500	@	Convergys Corp.	380,475	0.2
3,800	@	Cymer, Inc.	190,000	0.1
14,800		DST Systems, Inc.	802,604	0.4
9,100		Electro Scientific Industries, Inc.	136,591	0.1
11,400	@	Emulex Corp.	118,332	0.1
9,200	@	Euronet Worldwide, Inc.	192,188	0.1
28,600	@	Formfactor, Inc.	159,588	0.1
9,036		Harris Corp.	407,343	0.2
14,200		Intersil Corp.	159,040	0.1
1,300	@	IPG Photonics Corp.	67,665	0.0
5,000	@	JDA Software Group, Inc.	137,400	0.1
3,200	L	Lexmark International, Inc.	106,368	0.0
8,400		Littelfuse, Inc.	526,680	0.2
4,100	@	M/A-COM Technology Solutions Holdings, Inc.	85,034	0.0
19,000		Methode Electronics, Inc.	176,320	0.1
3,000		MKS Instruments, Inc.	88,590	0.0
28,829		Molex, Inc.	676,040	0.3
14,600	@	Nanometrics, Inc.	270,246	0.1
5,800	@	NeuStar, Inc.	216,050	0.1
10,200	@	Oplink Communications, Inc.	174,420	0.1
14,200		Park Electrochemical Corp.	429,266	0.2
19,200	@	Photronics, Inc.	127,680	0.1
4,000		Plantronics, Inc.	161,040	0.1
6,800	@	Plexus Corp.	237,932	0.1

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: (continued)
8,000	@	Polycom, Inc.	$152,560	0.1
21,700	@	QLogic Corp.	385,392	0.2
79,400	@	Quest Software, Inc.	1,847,638	0.8
4,700	@	Semtech Corp.	133,762	0.1
45,800	@	Spansion, Inc.	557,844	0.2
12,700	@	Standard Microsystems Corp.	328,549	0.1
3,100	@	Synopsys, Inc.	95,046	0.0
21,848	@	TE Connectivity Ltd.	802,914	0.4
1,600	@	Tech Data Corp.	86,816	0.0
36,600		Tellabs, Inc.	148,230	0.1
79,788	@	Teradyne, Inc.	1,347,619	0.6
22,700		Total System Services, Inc.	523,689	0.2
4,037	@	Vantiv, Inc.	79,246	0.0
26,300	@	Websense, Inc.	554,667	0.2
4,902	@	Western Digital Corp.	202,894	0.1
3,900	@	Zebra Technologies Corp.	160,602	0.1
			16,845,568	7.6
		Materials: 4.2%
65,601		Bemis Co., Inc.	2,118,256	1.0
5,900		Buckeye Technologies, Inc.	200,423	0.1
10,000	@	Century Aluminum Co.	88,800	0.0
10,400	@	Clearwater Paper Corp.	345,384	0.2
17,600	@	Ferro Corp.	104,544	0.1
4,800	@	Georgia Gulf Corp.	167,424	0.1
4,800		Hawkins, Inc.	178,560	0.1
6,300		HB Fuller Co.	206,829	0.1
47,900		Hecla Mining Co.	221,298	0.1
5,400		Innophos Holdings, Inc.	270,648	0.1
10,700	@	Intrepid Potash, Inc.	260,331	0.1
15,600	@	KapStone Paper and Packaging Corp.	307,320	0.1
2,400	@	Kraton Performance Polymers, Inc.	63,768	0.0
8,800	@	Materion Corp.	252,824	0.1
17,556		Minerals Technologies, Inc.	1,148,338	0.5
29,014		Newmont Mining Corp.	1,487,548	0.7
28,217		Olin Corp.	613,720	0.3
6,300	@	OM Group, Inc.	173,313	0.1
9,900	@	RTI International Metals, Inc.	228,294	0.1
5,700		Schnitzer Steel Industries, Inc.	227,401	0.1
1,900		Sensient Technologies Corp.	72,200	0.0
2,900		Sonoco Products Co.	96,280	0.0
40,000	@	Thompson Creek Metals Co., Inc.	270,400	0.1
10,000		Tredegar Corp.	195,900	0.1
1,800	@	WR Grace & Co.	104,040	0.0
			9,403,843	4.2
		Telecommunications: 1.8%
2,300		Atlantic Tele-Network, Inc.	83,628	0.0
38,576		CenturyTel, Inc.	1,490,962	0.7
36,883		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	1,464,301	0.7
42,504	@	TW Telecom, Inc.	941,889	0.4
			3,980,780	1.8
		Utilities: 8.3%
28,186		AGL Resources, Inc.	1,105,455	0.5
10,800		Artesian Resources Corp.	202,932	0.1
10,500		Atmos Energy Corp.	330,330	0.1
7,600		Avista Corp.	194,408	0.1
5,300		Black Hills Corp.	177,709	0.1
1,800		Chesapeake Utilities Corp.	74,016	0.0
3,300		Cleco Corp.	130,845	0.1
10,361		Consolidated Edison, Inc.	605,290	0.3
6,500		El Paso Electric Co.	211,185	0.1
65,427		Empire District Electric Co.	1,331,439	0.6
133,552		Great Plains Energy, Inc.	2,707,099	1.2
15,648		Idacorp, Inc.	643,446	0.3
3,241		Laclede Group, Inc.	126,464	0.0
5,100		MDU Resources Group, Inc.	114,189	0.0
25,325		Northeast Utilities	940,064	0.4
5,100		NorthWestern Corp.	180,846	0.1
127,555		NV Energy, Inc.	2,056,187	0.9
51,973		Pacific Gas & Electric Co.	2,256,148	1.0
9,600		PNM Resources, Inc.	175,680	0.1
42,987		Portland General Electric Co.	1,073,815	0.5
5,800		Unitil Corp.	155,614	0.1
70,040		Westar Energy, Inc.	1,956,217	0.9
5,300		WGL Holdings, Inc.	215,710	0.1
13,462		Wisconsin Energy Corp.	473,593	0.2
43,916		Xcel Energy, Inc.	1,162,456	0.5
			18,601,137	8.3
		Total Common Stock
		(Cost $195,439,056)	208,763,902	93.9
EXCHANGE-TRADED FUNDS: 3.0%
17,800		iShares Russell 2000 Index Fund	1,474,730	0.7
80,327		iShares Russell Midcap Value Index Fund	3,866,138	1.7
17,000		iShares S&P SmallCap 600 Index Fund	1,297,270	0.6
		Total Exchange-Traded Funds
		(Cost $6,205,308)	6,638,138	3.0
PREFERRED STOCK: 0.9%
		Consumer Discretionary: 0.2%
1,800	P	Callaway Golf Co.	185,400	0.1
128	#,@	LodgeNet Interactive Corp.	155,360	0.1
			340,760	0.2
		Consumer Staples: 0.1%
235	P	Universal Corp.	253,859	0.1
		Financials: 0.6%
19,000		Aspen Insurance Holdings Ltd.	1,054,500	0.5

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials: (continued)
5,500	@,P	DuPont Fabros Technology, Inc.	$142,340	0.0
4,236	@,P	Inland Real Estate Corp.	108,399	0.1
1,784		Lexington Realty Trust	77,229	0.0
			1,382,468	0.6
		Total Preferred Stock
		(Cost $1,766,996)	1,977,087	0.9
		Total Long-Term Investments
		(Cost $203,411,360)	217,379,127	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateral(cc)(1): 0.7%
496,456	Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $496,463, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $506,385, due 03/01/18-04/15/43)	$496,456	0.2
1,000,000	Merrill Lynch & Co., Inc., Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $1,000,012, collateralized by various U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $1,020,001, due 03/01/22-03/01/42)	1,000,000	0.5
		1,496,456	0.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.6%
3,632,806		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $3,632,806)	$3,632,806	1.6
		Total Short-Term Investments
		(Cost $5,129,262)	5,129,262	2.3
		Total Investments in Securities (Cost $208,540,622)	$222,508,389	100.1
		Liabilities in Excess of Other Assets	(325,812)	(0.1)
		Net Assets	$222,182,577	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $214,450,135.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$20,436,668
		Gross Unrealized Depreciation	(12,378,414)
		Net Unrealized Appreciation	$8,058,254

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$19,966,353	$—	$—	$19,966,353
Consumer Staples	14,824,070	—	—	14,824,070
Energy	13,071,345	—	—	13,071,345
Financials	56,893,274	—	—	56,893,274
Health Care	20,724,689	—	—	20,724,689
Industrials	32,710,526	1,742,317	—	34,452,843
Information Technology	16,845,568	—	—	16,845,568
Materials	9,403,843	—	—	9,403,843
Telecommunications	3,980,780	—	—	3,980,780
Utilities	18,601,137	—	—	18,601,137
Total Common Stock	207,021,585	1,742,317	—	208,763,902
Exchange-Traded Funds	6,638,138	—	—	6,638,138
Preferred Stock	185,628	1,791,459	—	1,977,087
Short-Term Investments	3,632,806	1,496,456	—	5,129,262
Total Investments, at value	$217,478,157	$5,030,232	$—	$222,508,389
Other Financial Instruments+
Forward Foreign Currency Contracts	—	3,135	—	3,135
Total Assets	$217,478,157	$5,033,367	$—	$222,511,524
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(3,656)	$—	$(3,656)
Total Liabilities	$—	$(3,656)	$—	$(3,656)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

At March 31, 2012, the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio :

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

UBS Warburg LLC	EU Euro	1,122,617	Sell	04/30/12	$1,493,765	$1,497,421	$(3,656)
UBS Warburg LLC	Canadian Dollar	3,505,914	Sell	04/30/12	3,515,935	3,512,800	3,135
							$(521)

PORTFOLIO OF INVESTMENTS
ING Baron Growth Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 24.3%
103,112		Ameristar Casinos, Inc.	$1,920,977	0.2
75,000	@	Blue Nile, Inc.	2,473,500	0.3
540,000		Choice Hotels International, Inc.	20,163,600	2.6
200,000		Cia Hering	5,165,849	0.7
290,000		DeVry, Inc.	9,822,300	1.3
575,000		Dick’s Sporting Goods, Inc.	27,646,000	3.5
46,205	@	HomeAway, Inc.	1,172,221	0.1
31,936		Interval Leisure Group, Inc.	555,686	0.1
565,000	@	LKQ Corp.	17,611,050	2.2
139,500	@	Lumber Liquidators	3,502,845	0.4
218,000		Morningstar, Inc.	13,744,900	1.8
73,500	@	Panera Bread Co.	11,827,620	1.5
200,000	@	Peet’s Coffee & Tea, Inc.	14,740,000	1.9
405,000	@	Penn National Gaming, Inc.	17,406,900	2.2
50,000		Strayer Education, Inc.	4,714,000	0.6
190,000	@	Under Armour, Inc.	17,860,000	2.3
475,000		Vail Resorts, Inc.	20,543,750	2.6
			190,871,198	24.3
		Consumer Staples: 4.7%
203,500		Church & Dwight Co., Inc.	10,010,165	1.3
375,000	@	Dole Food Co., Inc.	3,742,500	0.5
185,000	@	TreeHouse Foods, Inc.	11,007,500	1.4
254,927	@	United Natural Foods, Inc.	11,894,894	1.5
			36,655,059	4.7
		Energy: 10.3%
110,000		CARBO Ceramics, Inc.	11,599,500	1.5
150,000	@	Ceres, Inc.	2,398,500	0.3
166,000		Core Laboratories NV	21,840,620	2.8
164,500	@	Denbury Resources, Inc.	2,998,835	0.4
81,500	@	Georesources, Inc.	2,668,310	0.3
140,000		Helmerich & Payne, Inc.	7,553,000	1.0
110,000	@	SEACOR Holdings, Inc.	10,535,800	1.3
167,500		SM Energy Co.	11,853,975	1.5
212,944		Targa Resources Corp.	9,678,305	1.2
			81,126,845	10.3
		Financials: 12.1%
21,500		Alexander’s, Inc.	8,468,420	1.1
100,000		Alexandria Real Estate Equities, Inc.	7,313,000	0.9
115,000		American Assets Trust, Inc.	2,622,000	0.3
85,000		American Campus Communities, Inc.	3,801,200	0.5
195,000	@	Arch Capital Group Ltd.	7,261,800	0.9
274,479		Cohen & Steers, Inc.	8,755,880	1.1
490,500		Douglas Emmett, Inc.	11,188,305	1.4
160,000		Eaton Vance Corp.	4,572,800	0.6
125,000	@	Financial Engines, Inc.	2,795,000	0.4
72,000	@	Green Dot Corp.	1,909,440	0.2
140,000		Jefferies Group, Inc.	2,637,600	0.3
135,000		LaSalle Hotel Properties	3,798,900	0.5
238,978	@	Manning & Napier, Inc.	3,512,977	0.5
500,000	@	MSCI, Inc. - Class A	18,405,000	2.4
320,000		Primerica, Inc.	8,067,200	1.0
			95,109,522	12.1
		Health Care: 12.6%
130,000	@	Allscripts Healthcare Solutions, Inc.	2,158,000	0.3
360,000	@	AMERIGROUP Corp.	24,220,800	3.1
39,500	@	Athenahealth, Inc.	2,927,740	0.4
227,728	@	CFR Pharmaceuticals SA - ADR	5,691,446	0.7
490,000	@	Community Health Systems, Inc.	10,897,600	1.4
105,000	@	Edwards Lifesciences Corp.	7,636,650	1.0
87,500	@	Gen-Probe, Inc.	5,810,875	0.8
136,500	@	Idexx Laboratories, Inc.	11,936,925	1.5
103,500	@	Mettler Toledo International, Inc.	19,121,625	2.4
20,000	@	Neogen Corp.	781,400	0.1
105,000		Techne Corp.	7,360,500	0.9
			98,543,561	12.6
		Industrials: 15.6%
250,000	@	Aecom Technology Corp.	5,592,500	0.7
261,300	@	Colfax Corp.	9,208,212	1.2
534,000	@	Copart, Inc.	13,921,380	1.8
157,000	@	CoStar Group, Inc.	10,840,850	1.4
475,000	@	Generac Holdings, Inc.	11,661,250	1.5
350,000	@	Genesee & Wyoming, Inc.	19,103,000	2.4
60,000		Landstar System, Inc.	3,463,200	0.4
106,000	@	Middleby Corp.	10,725,080	1.4
250,000	@	Mistras Group, Inc.	5,955,000	0.8
105,000		MSC Industrial Direct Co.	8,744,400	1.1
405,000		Ritchie Brothers Auctioneers, Inc.	9,622,800	1.2
303,000	@	Tetra Tech, Inc.	7,987,080	1.0
50,000		Valmont Industries, Inc.	5,870,500	0.7
			122,695,252	15.6
		Information Technology: 16.7%
250,450	@	Advent Software, Inc.	6,411,520	0.8
250,000	@	Ansys, Inc.	16,255,000	2.1
480,559		Booz Allen Hamilton Holding Corp.	8,183,920	1.0
123,000	@	Concur Technologies, Inc.	7,057,740	0.9
128,500	@	Cymer, Inc.	6,425,000	0.8
115,000	@	Equinix, Inc.	18,106,750	2.3
85,000		Factset Research Systems, Inc.	8,418,400	1.1
405,300	@	Gartner, Inc.	17,281,992	2.2
200,000		MAXIMUS, Inc.	8,134,000	1.0
238,000		Pegasystems, Inc.	9,082,080	1.2
147,500	@	RealPage, Inc.	2,827,575	0.4
385,000	@	SS&C Technologies Holdings, Inc.	8,982,050	1.1
134,000	@	Synchronoss Technologies, Inc.	4,277,280	0.6

PORTFOLIO OF INVESTMENTS
ING Baron Growth Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: (continued)
497,500		Totvs S.A.	$9,140,842	1.2
			130,584,149	16.7
		Materials: 0.2%
66,500	@	Intrepid Potash, Inc.	1,617,945	0.2
		Telecommunications: 0.7%
100,000	@	SBA Communications Corp.	5,081,000	0.7
		Utilities: 1.6%
160,000		ITC Holdings Corp.	12,310,400	1.6
		Total Common Stock
		(Cost $468,631,461)	774,594,931	98.8

SHORT-TERM INVESTMENTS: 1.1%
		Mutual Funds: 1.1%
8,885,185		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $8,885,185)	8,885,185	1.1
		Total Short-Term Investments
		(Cost $8,885,185)	8,885,185	1.1
		Total Investments in Securities (Cost $477,516,646)	$783,480,116	99.9
		Assets in Excess of Other Liabilities	923,614	0.1
		Net Assets	$784,403,730	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $477,104,764.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$313,580,102
		Gross Unrealized Depreciation	(7,204,750)
		Net Unrealized Appreciation	$306,375,352

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$774,594,931	$—	$—	$774,594,931
Short-Term Investments	8,885,185	—	—	8,885,185
Total Investments, at value	$783,480,116	$—	$—	$783,480,116

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Consumer Discretionary: 11.5%
65,000	@	Bridgepoint Education, Inc.	$1,608,750	0.9
55,000		Cooper Tire & Rubber Co.	837,100	0.5
101,000		Dana Holding Corp.	1,565,500	0.9
34,500	@	Domino’s Pizza, Inc.	1,252,350	0.7
62,000	@	Express, Inc.	1,548,760	0.9
33,000		Finish Line	700,260	0.4
26,500	@	Genesco, Inc.	1,898,725	1.1
44,000		GNC Holdings, Inc.	1,535,160	0.9
58,000	@	Helen of Troy Ltd.	1,972,580	1.1
110,000		KB Home	979,000	0.6
70,000	@	Pier 1 Imports, Inc.	1,272,600	0.7
83,000		Sonic Automotive, Inc.	1,486,530	0.9
90,000	@	Sonic Corp.	691,200	0.4
34,600	@	Tenneco, Inc.	1,285,390	0.8
98,000	@	Tower International, Inc.	1,193,640	0.7
			19,827,545	11.5
		Consumer Staples: 4.1%
22,000		Andersons, Inc.	1,071,180	0.6
125,000	@	Dean Foods Co.	1,513,750	0.9
29,000		Nu Skin Enterprises, Inc.	1,679,390	1.0
30,000		Ruddick Corp.	1,203,000	0.7
31,500		Sanderson Farms, Inc.	1,670,445	0.9
			7,137,765	4.1
		Energy: 4.1%
46,000	@	Hornbeck Offshore Services, Inc.	1,933,380	1.1
120,000	@	Key Energy Services, Inc.	1,854,000	1.1
14,500	@	Oil States International, Inc.	1,131,870	0.6
61,900	@	Renewable Energy Group, Inc.	641,284	0.4
51,000	@	Swift Energy Co.	1,480,530	0.9
			7,041,064	4.1
		Financials: 30.5%
60,000		Alterra Capital Holdings Ltd.	1,378,800	0.8
76,000		American Assets Trust, Inc.	1,732,800	1.0
100,000		American Equity Investment Life Holding Co.	1,277,000	0.7
64,000	@	Amerisafe, Inc.	1,583,360	0.9
48,400		Amtrust Financial Services, Inc.	1,300,992	0.7
74,372		Apollo Investment Corp.	533,247	0.3
33,000		Argo Group International Holdings Ltd.	985,710	0.6
82,000		BioMed Realty Trust, Inc.	1,556,360	0.9
86,000		Brandywine Realty Trust	987,280	0.6
61,000		Capstead Mortgage Corp.	799,710	0.5
55,000		CBL & Associates Properties, Inc.	1,040,600	0.6
70,000		Community Bank System, Inc.	2,014,600	1.2
160,000		CubeSmart	1,904,000	1.1
10,000		Delphi Financial Group	447,700	0.3
66,000		East-West Bancorp., Inc.	1,523,940	0.9
125,000	@	First Industrial Realty Trust, Inc.	1,543,750	0.9
54,500		Flushing Financial Corp.	733,570	0.4
150,000		FNB Corp.	1,812,000	1.0
27,000		Highwoods Properties, Inc.	899,640	0.5
31,000		IBERIABANK Corp.	1,657,570	1.0
56,000		Independent Bank Corp.	1,608,880	0.9
40,000		Kilroy Realty Corp.	1,864,400	1.1
68,000		LaSalle Hotel Properties	1,913,520	1.1
61,912		Medley Capital Corp.	697,748	0.4
95,000		MFA Mortgage Investments, Inc.	709,650	0.4
110,000	@	National Financial Partners Corp.	1,665,400	1.0
141,000		Northwest Bancshares, Inc.	1,790,700	1.0
43,000		Omega Healthcare Investors, Inc.	914,180	0.5
81,343		Oritani Financial Corp.	1,194,115	0.7
22,000		Platinum Underwriters Holdings Ltd.	803,000	0.5
39,000		Prosperity Bancshares, Inc.	1,786,200	1.0
210,000		Radian Group, Inc.	913,500	0.5
62,893		Sandy Spring Bancorp, Inc.	1,142,766	0.7
175,187		Sterling Bancorp.	1,680,044	1.0
136,233		Susquehanna Bancshares, Inc.	1,345,982	0.8
29,000	@	SVB Financial Group	1,865,860	1.1
122,000		Symetra Financial Corp.	1,406,660	0.8
50,000	@	Texas Capital Bancshares, Inc.	1,731,000	1.0
137,000		Umpqua Holdings Corp.	1,857,720	1.1
			52,603,954	30.5
		Health Care: 6.5%
35,000	@	Centene Corp.	1,713,950	1.0
53,000		Conmed Corp.	1,583,110	0.9
11,500		Cooper Cos., Inc.	939,665	0.5
29,000	@	ICU Medical, Inc.	1,425,640	0.8
90,000	@	Kindred Healthcare, Inc.	777,600	0.5
102,612	@	Metropolitan Health Networks, Inc.	961,475	0.6
200,000		Stewart Enterprises, Inc.	1,214,000	0.7
69,000	@	Vanguard Health Systems, Inc.	680,340	0.4

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care: (continued)
27,500	@	WellCare Health Plans, Inc.	$1,976,700	1.1
			11,272,480	6.5
		Industrials: 17.1%
35,000	@	Alaska Air Group, Inc.	1,253,700	0.7
72,000	@	Beacon Roofing Supply, Inc.	1,854,720	1.1
24,724		Brady Corp.	799,821	0.5
63,000	@	CBIZ, Inc.	398,160	0.2
225,000	@	Cenveo, Inc.	760,500	0.5
74,000		Deluxe Corp.	1,733,080	1.0
33,000		EMCOR Group, Inc.	914,760	0.5
56,000	@	Geo Group, Inc.	1,064,560	0.6
77,000		Houston Wire & Cable Co.	1,069,530	0.6
125,000	@	Navigant Consulting, Inc.	1,738,750	1.0
115,892	@	Pacer International, Inc.	732,438	0.4
31,000		Robbins & Myers, Inc.	1,613,550	0.9
93,000	@	Swift Transporation Co.	1,073,220	0.6
49,000		Textainer Group Holdings Ltd.	1,661,100	1.0
43,212	@	Titan Machinery, Inc.	1,218,578	0.7
113,500	@	TMS International Corp.	1,373,350	0.8
40,000		Trinity Industries, Inc.	1,318,000	0.8
42,000	@	United Rentals, Inc.	1,801,380	1.1
50,000		United Stationers, Inc.	1,551,500	0.9
80,000	@	US Airways Group, Inc.	607,200	0.4
70,000	@	USG Corp.	1,204,000	0.7
190,000	@	Wabash National Corp.	1,966,500	1.1
69,000		Werner Enterprises, Inc.	1,715,340	1.0
			29,423,737	17.1
		Information Technology: 15.7%
24,000	@	Anixter International, Inc.	1,740,720	1.0
105,000	@	Brightpoint, Inc.	845,250	0.5
57,500	@	Cardtronics, Inc.	1,509,375	0.9
96,000	@	Ciena Corp.	1,554,240	0.9
74,000	@	Cirrus Logic, Inc.	1,761,200	1.0
115,000	@	Elster Group SE ADR	1,818,150	1.1
77,900		EPIQ Systems, Inc.	942,590	0.6
65,000	@	Fairchild Semiconductor International, Inc.	955,500	0.6
230,000	@	Global Cash Access, Inc.	1,794,000	1.0
105,000	@	IXYS Corp.	1,386,000	0.8
110,000	@	Kulicke & Soffa Industries, Inc.	1,367,300	0.8
91,000	@	Mentor Graphics Corp.	1,352,260	0.8
90,000		Micrel, Inc.	923,400	0.5
51,115	@	NeuStar, Inc.	1,904,034	1.1
48,812	@	Rofin-Sinar Technologies, Inc.	1,287,172	0.8
27,700	@	Rogers Corp.	1,073,375	0.6
100,000	@	Saba Software, Inc.	981,000	0.6
185,000	@	Silicon Image, Inc.	1,087,800	0.6
49,708	@	Standard Microsystems Corp.	1,285,946	0.7
65,000	@	TTM Technologies, Inc.	746,850	0.4
90,000	@	Ultra Clean Holdings	678,600	0.4
			26,994,762	15.7
		Materials: 4.3%
139,310		Boise, Inc.	1,143,735	0.7
100,000	@	Metals USA Holdings Corp.	1,441,000	0.8
43,000		Neenah Paper, Inc.	1,278,820	0.7
40,492	@	RTI International Metals, Inc.	933,746	0.5
20,281		Schnitzer Steel Industries, Inc.	809,110	0.5
24,000		Schweitzer-Mauduit International, Inc.	1,657,440	1.0
10,478	@	Worthington Industries	200,018	0.1
			7,463,869	4.3
		Utilities: 4.0%
64,000		Avista Corp.	1,637,120	1.0
40,000		New Jersey Resources Corp.	1,782,800	1.0
33,000		South Jersey Industries, Inc.	1,651,320	1.0
52,000		UIL Holdings Corp.	1,807,520	1.0
			6,878,760	4.0
		Total Common Stock
		(Cost $136,217,106)	168,643,936	97.8

SHORT-TERM INVESTMENTS: 1.6%
		Mutual Funds: 1.6%
2,736,441		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,736,441)	2,736,441	1.6
		Total Short-Term Investments
		(Cost $2,736,441)	2,736,441	1.6
		Total Investments in Securities (Cost $138,953,547)	$171,380,377	99.4
		Assets in Excess of Other Liabilities	1,026,686	0.6
		Net Assets	$172,407,063	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $141,543,839.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$37,597,751
		Gross Unrealized Depreciation	(7,761,213)
		Net Unrealized Appreciation	$29,836,538

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$168,643,936	$—	$—	$168,643,936
Short-Term Investments	2,736,441	—	—	2,736,441
Total Investments, at value	$171,380,377	$—	$—	$171,380,377

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.6%
		Consumer Discretionary: 8.3%
200,900	@	Bed Bath & Beyond, Inc.	$13,213,193	3.1
91,499	@	Carmax, Inc.	3,170,440	0.7
10,300		Compagnie Financiere Richemont S.A.	645,607	0.1
35,835		Expedia, Inc.	1,198,322	0.3
26,120		Grupo Televisa SAB ADR	550,610	0.1
43,750		Harley-Davidson, Inc.	2,147,250	0.5
16,400		Hunter Douglas NV	710,866	0.2
492,000		Li & Fung Ltd.	1,125,972	0.3
102,700	@	Liberty Media Corp. - Interactive - Class A	1,960,543	0.5
18,550	@	NetFlix, Inc.	2,133,992	0.5
12,080		Tiffany & Co.	835,090	0.2
17,875	@	TripAdvisor, Inc.	637,601	0.2
153,880		Walt Disney Co.	6,736,867	1.6
			35,066,353	8.3
		Consumer Staples: 15.6%
116,250		Coca-Cola Co.	8,603,663	2.0
195,365		Costco Wholesale Corp.	17,739,142	4.2
517,727		CVS Caremark Corp.	23,194,170	5.5
47,100		Diageo PLC ADR	4,545,150	1.1
74,500		Heineken Holding NV	3,488,423	0.8
18,240		Kraft Foods, Inc.	693,302	0.2
27,700		Natura Cosmeticos S.A.	598,628	0.1
12,810		Nestle S.A.	805,961	0.2
32,402		Philip Morris International, Inc.	2,871,141	0.7
38,970		Sysco Corp.	1,163,644	0.3
36,340		Unilever NV ADR	1,236,650	0.3
33,120		Walgreen Co.	1,109,189	0.2
			66,049,063	15.6
		Energy: 11.5%
334,560		Canadian Natural Resources Ltd.	11,100,701	2.6
1,323,500		China Coal Energy Co. - Class H	1,484,500	0.3
76,750		Devon Energy Corp.	5,458,460	1.3
95,140		EOG Resources, Inc.	10,570,054	2.5
139,200		Occidental Petroleum Corp.	13,256,016	3.1
286,200	@	OGX Petroleo e Gas Participacoes S.A.	2,370,563	0.6
25,890		Schlumberger Ltd.	1,810,488	0.4
49,476		Transocean Ltd.	2,706,337	0.7
			48,757,119	11.5
		Financials: 32.5%
42,460		ACE Ltd.	3,108,072	0.7
16,695	@	Alleghany Corp.	5,494,325	1.3
412,620		American Express Co.	23,874,193	5.6
34,830		Ameriprise Financial, Inc.	1,989,838	0.5
10,680		AON Corp.	523,961	0.1
34,819		Bank of America Corp.	333,218	0.1
884,390		Bank of New York Mellon Corp.	21,340,331	5.1
91	@	Berkshire Hathaway, Inc. - Class A	11,092,900	2.6
72,448		Brookfield Asset Management, Inc. - Class A	2,287,183	0.5
155,880		Charles Schwab Corp.	2,239,996	0.5
2,770		CME Group, Inc.	801,444	0.2
16,335		Everest Re Group Ltd.	1,511,314	0.4
2,340		Fairfax Financial Holdings Ltd.	944,469	0.2
4,480		Fairfax Financial Holdings Ltd.	1,803,597	0.4
15,670		Goldman Sachs Group, Inc.	1,948,878	0.5
565,000		Hang Lung Group Ltd.	3,665,679	0.9
25,050		JPMorgan Chase & Co.	1,151,799	0.3
133,310		Julius Baer Group Ltd.	5,382,809	1.3
306,299		Loews Corp.	12,212,141	2.9
1,175	@	Markel Corp.	527,505	0.1
533,380		Progressive Corp.	12,363,748	2.9
663,367		Wells Fargo & Co.	22,647,349	5.4
			137,244,749	32.5
		Health Care: 7.3%
36,578		Agilent Technologies, Inc.	1,628,087	0.4
37,600		Baxter International, Inc.	2,247,728	0.5
9,480		Becton Dickinson & Co.	736,122	0.2
205,020	@	Express Scripts, Inc.	11,107,984	2.6
61,850		Johnson & Johnson	4,079,626	1.0
148,815		Merck & Co., Inc.	5,714,496	1.3
30,800		Roche Holding AG - Genusschein	5,360,135	1.3
			30,874,178	7.3
		Industrials: 4.9%
1,333,196		China Merchants Holdings International Co., Ltd.	4,465,124	1.0
958,000		China Shipping Development Co., Ltd.	665,430	0.2
210,650		Iron Mountain, Inc.	6,066,720	1.4
25,157		Kuehne & Nagel International AG	3,403,347	0.8
51,260	@	LLX Logistica S.A.	95,755	0.0
44,040		Lockheed Martin Corp.	3,957,435	1.0
40,410		Paccar, Inc.	1,892,400	0.5
			20,546,211	4.9
		Information Technology: 8.7%
193,652		Activision Blizzard, Inc.	2,482,619	0.6
21,399	@	Google, Inc. - Class A	13,721,895	3.2
27,900	@	Groupon, Inc.	512,802	0.1
83,600		Hewlett-Packard Co.	1,992,188	0.5
53,400		Intel Corp.	1,501,074	0.4

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: (continued)
174,870		Microsoft Corp.	$5,639,557	1.3
81,500		Oracle Corp.	2,376,540	0.6
201,910		Texas Instruments, Inc.	6,786,195	1.6
15,400		Visa, Inc.	1,817,200	0.4
			36,830,070	8.7
		Materials: 6.5%
31,590		Air Products & Chemicals, Inc.	2,899,962	0.7
64,500		BHP Billiton PLC	1,976,728	0.5
35,480		Ecolab, Inc.	2,189,826	0.5
21,160		Martin Marietta Materials, Inc.	1,811,931	0.4
110,040		Monsanto Co.	8,776,790	2.1
70,055		Potash Corp. of Saskatchewan	3,200,813	0.8
24,400		Praxair, Inc.	2,797,216	0.7
41,632		Rio Tinto PLC	2,307,528	0.5
69,594		Sealed Air Corp.	1,343,860	0.3
8,100	#,@	Sino-Forest Corp.	—	—
315,280		Sino-Forest Corp.	—	—
			27,304,654	6.5
		Telecommunications: 0.3%
60,580		America Movil SAB de CV ADR	1,504,201	0.3
		Total Common Stock
		(Cost $335,204,157)	404,176,598	95.6

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.1%
		Materials: 0.1%
649,000	#	Sino-Forest Corp., 5.000%, 08/01/13	$165,495	0.1
		Total Corporate Bonds/Notes
		(Cost $649,000)	165,495	0.1
		Total Long-Term Investments
		(Cost $335,853,157)	404,342,093	95.7

SHORT-TERM INVESTMENTS: 4.0%
		Commercial Paper: 4.0%
10,000,000		BARCLAYS US FDG 4/2/12, 04/02/12	9,999,944	2.4
7,000,000		HSBC US CP 4/02/12, 04/02/12	6,999,981	1.6
			16,999,925	4.0
		Total Short-Term Investments
		(Cost $16,999,962)	16,999,925	4.0
		Total Investments in Securities (Cost $352,853,119)	$421,342,018	99.7
		Assets in Excess of Other Liabilities	1,313,059	0.3
		Net Assets	$422,655,077	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $356,518,474.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$84,186,091
		Gross Unrealized Depreciation	(19,362,547)
		Net Unrealized Appreciation	$64,823,544

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$33,294,774	$1,771,579	$—	$35,066,353
Consumer Staples	61,754,679	4,294,384	—	66,049,063
Energy	47,272,619	1,484,500	—	48,757,119
Financials	128,196,261	9,048,488	—	137,244,749
Health Care	25,514,043	5,360,135	—	30,874,178
Industrials	12,012,310	8,533,901	—	20,546,211
Information Technology	36,830,070	—	—	36,830,070
Materials	23,020,398	4,284,256	—	27,304,654
Telecommunications	1,504,201	—	—	1,504,201
Total Common Stock	369,399,355	34,777,243	—	404,176,598
Corporate Bonds/Notes	—	165,495	—	165,495
Short-Term Investments	—	16,999,925	—	16,999,925
Total Investments, at value	$369,399,355	$51,942,663	$—	$421,342,018

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

	Beginning Balance on 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 3/31/2012
Asset Table
Investments, at value
Common Stock	$222,324	$—	$—	$—	$—	$(222,324)	$—	$—	$—
Preferred Stock	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—
Total Investments, at value	$222,324	$—	$—	$—	$—	$(222,324)	$—	$—	$—

As of March 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $—.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MASTER FUND: 100.0%
13,791,362	@	Fidelity VIP Contrafund Portfolio	$355,679,236	100.0
		Total Investments in Master Fund
		(Cost $305,569,311)	$355,679,236	100.0
		Liabilities in Excess of Other Assets	(36,014)	—
		Net Assets	$355,643,222	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $359,730,835.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$—
		Gross Unrealized Depreciation	(4,051,599)
		Net Unrealized Depreciation	$(4,051,599)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Master Fund	$—	$355,679,236	$—	$355,679,236
Total Investments, at value	$—	$355,679,236	$—	$355,679,236

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
Master Fund: 100.0%
971,628	@	Fidelity VIP Equity-Income Portfolio	$19,218,802	100.0
		Total Investments in Master Fund
		(Cost $15,212,718)	$19,218,802	100.0
		Assets in Excess of Other Liabilities	6,716	—
		Net Assets	$19,225,518	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $23,284,517.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$—
		Gross Unrealized Depreciation	(4,065,715)
		Net Unrealized Depreciation	$(4,065,715)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Master Fund	$19,218,802	$—	$—	$19,218,802
Total Investments, at value	$19,218,802	$—	$—	$19,218,802

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
Master Fund: 98.2%
1,683,225	@	Fidelity VIP Mid Cap Portfolio	$54,603,824	98 .2
		Total Investments in Master Fund
		(Cost $43,955,927)	$54,603,824	98 .2
		Assets in Excess of Other Liabilities	1,011,103	1 .8
		Net Assets	$55,614,927	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $51,625,195.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$2,978,629
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$2,978,629

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Master Fund	$—	$54,603,824	$—	$54,603,824
Total Investments, at value	$—	$54,603,824	$—	$54,603,824

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 33.2%
			Australia: 3.2%
435,000		#,L	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	$431,737	0.1
255,000		#	FMG Resources August 2006 Pty Ltd., 7.000%, 11/01/15	261,375	0.1
AUD	2,986,000		New South Wales Treasury Corp., 6.000%, 03/01/22	3,371,026	0.8
AUD	2,986,000		New South Wales Treasury Corp., 6.000%, 04/01/15	3,252,952	0.7
AUD	2,986,000		Queensland Treasury Corp., 6.000%, 10/21/15	3,244,004	0.7
AUD	195,000		Queensland Treasury Corp., 6.000%, 04/21/16	212,520	0.0
AUD	2,986,000		Queensland Treasury Corp., 6.000%, 07/21/22	3,283,267	0.8
				14,056,881	3.2
			Bermuda: 0.1%
400,000		#	China Resources Gas Group Ltd, 4.500%, 04/05/22	393,738	0.1
6,845		&	Intelsat Luxembourg S.A., 11.500%, 02/04/17	7,136	0.0
				400,874	0.1
			Brazil: 2.4%
1,400,000		#	Banco do Brasil SA, 5.875%, 01/26/22	1,447,600	0.3
BRL	3,800,000	#	Banco Votorantim SA, 6.250%, 05/16/16	2,284,642	0.5
300,000		#	Centrais Eletricas Brasileiras S.A., 6.875%, 07/30/19	356,640	0.1
950,000		L	Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	978,500	0.2
338,000		#	Itau Unibanco Holding SA/Cayman Island, 6.200%, 12/21/21	354,900	0.1
849,000			Petrobras International Finance Co. - Pifco, 3.500%, 02/06/17	872,128	0.2
410,000			Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	443,357	0.1
1,053,140		#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	1,063,672	0.3
1,120,000			Vale Overseas Ltd., 4.625%, 09/15/20	1,183,291	0.3
1,150,000			Voto-Votorantim Overseas Trading Operations NV, 6.625%, 09/25/19	1,289,725	0.3
				10,274,455	2.4
			Canada: 0.4%
82,867		#,&	Ainsworth Lumber Co., Ltd., 11.000%, 07/29/15	65,465	0.0
900,000		#	Bombardier, Inc., 7.750%, 03/15/20	1,008,000	0.2
515,000			Nova Chemicals Corp., 8.625%, 11/01/19	589,675	0.2
				1,663,140	0.4
			Cayman Islands: 0.8%
1,087,000		#	IPIC GMTN Ltd., 5.500%, 03/01/22	1,123,686	0.3
855,000		L	Odebrecht Finance Ltd, 7.000%, 04/21/20	957,429	0.2
175,000		#	Odebrecht Finance Ltd., 7.500%, 09/29/49	179,778	0.0
470,000		#	Sable International Finance Ltd., 8.750%, 02/01/20	500,550	0.1
585,000			Seagate HDD Cayman, 6.875%, 05/01/20	625,219	0.2
				3,386,662	0.8
			Chile: 0.0%
100,000			Empresa Nacional del Petroleo, 4.750%, 12/06/21	104,081	0.0
			China: 0.1%
300,000		#	Mega Advance Investments Ltd., 6.375%, 05/12/41	315,658	0.1
			Colombia: 0.3%
920,000		#	Banco de Bogota SA, 5.000%, 01/15/17	956,800	0.2
492,000		#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	523,980	0.1
				1,480,780	0.3
			Hong Kong: 0.2%
615,000			PCCW-HKT Capital No 3 Ltd., 5.250%, 07/20/15	658,597	0.2
			Italy: 0.4%
1,589,000			Telecom Italia Capital S.A., 5.250%, 11/15/13	1,636,670	0.4
			Kazakhstan: 0.4%
1,558,000		#	KazMunaiGaz Finance Sub BV, 7.000%, 05/05/20	1,779,033	0.4
100,000			KazMunayGas National Co., 7.000%, 05/05/20	114,187	0.0
				1,893,220	0.4
			Luxembourg: 0.8%
550,000		#	Gaz Capital for Gazprom, 6.212%, 11/22/16	601,199	0.1
890,000		#	Gaz Capital for Gazprom, 9.250%, 04/23/19	1,103,600	0.3
400,000		#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	423,600	0.1
260,000			Intelsat Jackson Holdings SA, 7.250%, 10/15/20	273,975	0.1
880,000		L	TNK-BP Finance SA, 7.875%, 03/13/18	1,029,600	0.2
				3,431,974	0.8

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Mexico: 3.0%
MXN	8,400,000		America Movil S.A.B de CV, 8.460%, 12/18/36	$641,821	0.1
MXN	1,007,437		Banco Invex S.A., 6.450%, 03/13/34	101,575	0.0
	232,000	#	Comision Federal de Electricidad, 5.750%, 02/14/42	234,088	0.1
MXN	359,559		JPMorgan Hipotecaria su Casita, 6.100%, 09/25/35	47,021	0.0
	288,000	#	Petroleos Mexicanos, 4.875%, 01/24/22	303,120	0.1
	1,216,000		Petroleos Mexicanos, 5.500%, 01/21/21	1,346,720	0.3
MXN	92,300,000	#	Petroleos Mexicanos, 7.650%, 11/24/21	7,388,300	1.7
1,070,000		L	Sigma Alimentos SA de CV, 5.625%, 04/14/18	1,136,875	0.3
1,585,000			Southern Copper Corp., 6.750%, 04/16/40	1,724,006	0.4
				12,923,526	3.0
			Netherlands: 0.5%
840,000			Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	866,301	0.2
450,000		#	Schaeffler Finance BV, 7.750%, 02/15/17	478,125	0.1
220,000		#	Schaeffler Finance BV, 8.500%, 02/15/19	235,950	0.1
495,000		#	UPCB Finance VI Ltd., 6.875%, 01/15/22	513,563	0.1
				2,093,939	0.5
			Peru: 0.1%
515,000		#	Volcan Cia Minera SAA, 5.375%, 02/02/22	534,312	0.1
			Philippines: 0.2%
PHP	23,800,000		National Power Corp., 5.875%, 12/19/16	565,572	0.1
660,000		#,+	Tiers Trust, 06/15/97	466,830	0.1
				1,032,402	0.2
			Qatar: 0.1%
430,000		#	Nakilat, Inc., 6.067%, 12/31/33	463,325	0.1
			Russia: 0.2%
200,000			Evraz Group SA, 6.750%, 04/27/18	192,260	0.0
300,000		#	Gaz Capital for Gazprom, 8.125%, 07/31/14	333,162	0.1
415,000		L	Gazprom OAO Via Gaz Capital SA, 6.510%, 03/07/22	454,425	0.1
				979,847	0.2
			South Africa: 0.0%
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/23	141,901	0.0
			South Korea: 0.1%
328,000		#	Korea Gas Corp., 6.250%, 01/20/42	372,487	0.1
			United Arab Emirates: 0.3%
765,000		#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	818,550	0.2
490,000		#	Dolphin Energy Ltd., 5.500%, 12/15/21	518,788	0.1
				1,337,338	0.3
			United Kingdom: 0.6%
EUR	435,000		Bank of Scotland PLC, 4.375%, 07/13/16	629,853	0.1
EUR	305,000		Bank of Scotland PLC, 4.500%, 07/13/21	443,092	0.1
520,000		#	Barclays Bank PLC, 6.050%, 12/04/17	537,111	0.1
200,000		#	Ineos Finance PLC, 8.375%, 02/15/19	212,000	0.1
275,000			Intelsat Jackson Holdings SA, 7.500%, 04/01/21	290,469	0.1
463,000		#	Lloyds TSB Bank PLC, 6.500%, 09/14/20	458,602	0.1
				2,571,127	0.6
			United States: 18.8%
48,000			ABI Escrow Corp., 10.250%, 10/15/18	55,320	0.0
540,000		X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
225,000		X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
270,000		X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
540,000		X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
260,000		±,X	Abitibi-Consolidated Escrow, 7.750%, 06/15/11	—	—
705,000		#	AES Corp., 7.375%, 07/01/21	782,550	0.2
400,000		L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	363,000	0.1
200,000		L	Alpha Natural Resources, Inc., 6.000%, 06/01/19	182,000	0.0
855,000			Altria Group, Inc., 9.700%, 11/10/18	1,163,002	0.3
740,000			AMC Entertainment, Inc., 8.750%, 06/01/19	778,850	0.2
740,000		#	AMC Networks, Inc., 7.750%, 07/15/21	828,800	0.2
1,278,000			American Express Credit Corp., 5.125%, 08/25/14	1,390,611	0.3
575,000			Ameristar Casinos, Inc., 7.500%, 04/15/21	605,906	0.1
430,000			Amkor Technology, Inc., 7.375%, 05/01/18	462,787	0.1
705,000		#,L	Arch Coal, Inc., 7.250%, 06/15/21	653,888	0.1
2,203,000			AT&T, Inc., 2.500%, 08/15/15	2,294,828	0.5
EUR	112,000		BA Covered Bond Issuer, 4.250%, 04/05/17	154,270	0.0

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
905,000		Bank of America Corp., 5.625%, 07/01/20	$944,735	0.2
618,000		Bank of America Corp., 5.700%, 01/24/22	655,191	0.2
382,000		Bankrate, Inc./Old, 11.750%, 07/15/15	440,255	0.1
185,000		BE Aerospace, Inc., 6.875%, 10/01/20	203,500	0.0
370,000	±,X	Bowater Pulp and Paper, 10.600%, 01/15/11	—	—
875,000	±,X	Bowater, Inc. Escrow, 6.500%, 01/15/11	—	—
530,000	#	Calpine Corp., 7.875%, 07/31/20	579,025	0.1
600,000		Case New Holland, Inc., 7.875%, 12/01/17	700,500	0.2
9,842	&	Catalent Pharma Solutions, Inc., 9.500%, 04/15/15	10,162	0.0
255,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	265,200	0.1
505,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 01/15/19	537,825	0.1
150,000		Celanese US Holdings LLC, 5.875%, 06/15/21	158,437	0.0
1,129,000		Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, 02/01/14	1,221,501	0.3
200,000		Chesapeake Energy Corp., 6.625%, 08/15/20	204,500	0.0
180,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	179,550	0.0
240,000	#	CHS/Community Health Systems, Inc., 8.000%, 11/15/19	248,400	0.1
810,000	#	CIT Group, Inc., 7.000%, 05/02/17	813,037	0.2
825,000		Citigroup, Inc., 6.010%, 01/15/15	896,943	0.2
2,017,000		Comcast Corp., 5.700%, 05/15/18	2,383,031	0.5
627,000		CVS Caremark Corp., 6.125%, 09/15/39	732,829	0.2
700,000		DaVita, Inc., 6.625%, 11/01/20	735,000	0.2
500,000	#	Delphi Corp., 5.875%, 05/15/19	530,000	0.1
1,233,000		Devon Energy Corp., 5.600%, 07/15/41	1,388,222	0.3
446,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	468,757	0.1
887,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	1,019,069	0.2
145,000		DISH DBS Corp., 6.750%, 06/01/21	156,962	0.0
430,000		DISH DBS Corp., 7.875%, 09/01/19	496,650	0.1
705,000		Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22	757,875	0.2
1,276,000		Entergy Corp., 5.125%, 09/15/20	1,287,018	0.3
1,365,000		Exelon Generation Co. LLC, 4.000%, 10/01/20	1,404,842	0.3
835,000		Ferro Corp., 7.875%, 08/15/18	855,875	0.2
350,000	#	Fidelity National Information Services, Inc., 5.000%, 03/15/22	346,500	0.1
959,000		First Horizon National Corp., 5.375%, 12/15/15	1,019,739	0.2
1,186,000		FirstEnergy Solutions Corp., 4.800%, 02/15/15	1,283,785	0.3
2,079,000		General Electric Capital Corp., 2.250%, 11/09/15	2,138,480	0.5
930,000		Goldman Sachs Group, Inc./The, 5.250%, 07/27/21	921,963	0.2
715,000	L	Goodyear Tire & Rubber Co., 8.250%, 08/15/20	763,262	0.2
725,000	X	Greektown LLC Escrow	—	—
705,000		Hanesbrands, Inc., 6.375%, 12/15/20	727,912	0.2
710,000		HCA, Inc., 6.375%, 01/15/15	752,600	0.2
740,000		HCA, Inc., 7.250%, 09/15/20	809,375	0.2
1,050,000		Hewlett-Packard Co., 2.600%, 09/15/17	1,050,414	0.2
572,000		HSBC USA, Inc., 5.000%, 09/27/20	583,806	0.1
240,000		Hughes Satellite Systems Corp., 6.500%, 06/15/19	252,000	0.1
655,000	L	Huntsman International LLC, 8.625%, 03/15/21	738,513	0.2
670,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	773,386	0.2
1,263,000	#	Hyundai Capital America, 4.000%, 06/08/17	1,298,882	0.3
1,165,000		Indiana Michigan Power, 7.000%, 03/15/19	1,429,175	0.3
240,000		Inergy L.P./Inergy Finance Corp., 6.875%, 08/01/21	232,200	0.1
375,000		International Lease Finance Corp., 5.875%, 05/01/13	385,313	0.1
335,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	345,050	0.1
810,000	X	Jefferson Smurfit Escrow, 10/01/12	—	—
245,000	X	Jefferson Smurfit Escrow, 06/01/13	—	—
1,087,000		JPMorgan Chase Bank NA, 5.875%, 06/13/16	1,203,216	0.3
415,000		KB Home, 5.875%, 01/15/15	410,850	0.1
1,760,000		Kellogg Co., 4.000%, 12/15/20	1,866,366	0.4
89	#	Kern River Funding Corp., 4.893%, 04/30/18	98	0.0

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			United States: (continued)
821,000			Kraft Foods, Inc., 6.500%, 08/11/17	$991,311	0.2
575,000		#	Lamar Media Corp., 5.875%, 02/01/22	587,938	0.1
828,000			Lorillard Tobacco Co., 6.875%, 05/01/20	974,103	0.2
350,000			Ltd. Brands, Inc., 5.625%, 02/15/22	354,813	0.1
369,334			Lyondell Chemical Co., 11.000%, 05/01/18	409,961	0.1
395,000			MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.500%, 08/15/21	421,662	0.1
575,000		#	Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	583,625	0.1
290,000			MetroPCS Wireless, Inc., 6.625%, 11/15/20	288,912	0.1
681,000			Morgan Stanley, 4.100%, 01/26/15	683,823	0.2
305,000			MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	311,100	0.1
380,000		#	Mylan, Inc./PA, 7.875%, 07/15/20	425,600	0.1
765,000			News America, Inc., 4.500%, 02/15/21	816,943	0.2
700,000			Nielsen Finance LLC / Nielsen Finance Co., 7.750%, 10/15/18	775,250	0.2
700,000			Omnicare, Inc., 7.750%, 06/01/20	780,500	0.2
1,422,000			Oracle Corp., 5.375%, 07/15/40	1,645,231	0.4
700,000			Owens, 7.375%, 05/15/16	791,000	0.2
1,075,000		#	Pacific Life Insurance Co., 9.250%, 06/15/39	1,392,918	0.3
705,000			Pinnacle Entertainment, Inc., 8.625%, 08/01/17	771,975	0.2
740,000			Plains Exploration & Production Co., 7.625%, 04/01/20	810,300	0.2
1,272,000			Protective Life Corp., 8.450%, 10/15/39	1,473,383	0.3
95,348		&	Radio One, Inc., 15.000%, 05/24/16	75,802	0.0
130,000			Range Resources Corp., 7.500%, 10/01/17	137,475	0.0
420,000			Range Resources Corp., 8.000%, 05/15/19	463,050	0.1
500,000		#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	498,151	0.1
365,000		#	Reynolds Group Issuer, Inc., 9.000%, 04/15/19	361,350	0.1
480,000		#	Reynolds Group Issuer, Inc., 9.250%, 05/15/18	481,200	0.1
125,000		#	RSC Equipment Rental, Inc., 10.000%, 07/15/17	145,000	0.0
255,000		#	Sealed Air Corp., 8.375%, 09/15/21	287,831	0.1
492,000			Select Medical Corp., 7.625%, 02/01/15	488,925	0.1
430,000			SLM Corp., 8.000%, 03/25/20	465,475	0.1
195,000			Smithfield Foods, Inc., 7.750%, 07/01/17	221,325	0.1
475,000		X	Smurfit-Stone Container Corp. Escrow, 03/15/17	—	—
1,342,000			St. Jude Medical, Inc., 2.500%, 01/15/16	1,383,524	0.3
1,510,000		±,X	Station Casinos, Inc., 6.500%, 02/01/14	—	—
245,000		X	Stone Webster Escrow, 07/01/12	—	—
1,500,000			Symantec Corp., 4.200%, 09/15/20	1,532,310	0.4
445,000			The Bank of New York Mellon Corp., 3.550%, 09/23/21	456,526	0.1
8,000			Thermon Industries, Inc., 9.500%, 05/01/17	8,840	0.0
2,858,000			Time Warner Cable, Inc., 5.875%, 11/15/40	3,081,196	0.7
1,101,000			Time Warner, Inc., 7.700%, 05/01/32	1,436,624	0.3
160,000			Toll Brothers Finance Corp., 5.875%, 02/15/22	164,692	0.0
705,000			Toys R Us Property Co. II LLC, 8.500%, 12/01/17	739,369	0.2
325,000		X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
505,000		#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	502,475	0.1
638,000		+	Wells Fargo & Co., 3.676%, 06/15/16	681,861	0.2
300,000			Windstream Corp., 7.000%, 03/15/19	307,500	0.1
400,000			Windstream Corp., 8.125%, 09/01/18	430,000	0.1
EUR	585,000		WM Covered Bond Program, 4.000%, 09/27/16	833,398	0.2
310,000		#	WPX Energy, Inc., 6.000%, 01/15/22	311,550	0.1
650,000			Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	717,438	0.2
740,000		#	XM Satellite Radio, Inc., 7.625%, 11/01/18	802,900	0.2
				81,629,723	18.8
			Venezuela: 0.2%
940,100			Petroleos de Venezuela SA, 8.500%, 11/02/17	838,099	0.2
			Total Corporate Bonds/Notes (Cost $138,848,701)	144,221,018	33.2

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 8.8%
		United States: 8.8%
1,520,194		Banc of America Alternative Loan Trust, 4.750%, 02/25/19	$1,557,608	0.4
520,000		Banc of America Commercial Mortgage, Inc., 5.837%, 06/10/49	508,445	0.1
2,367,497		Banc of America Funding Corp., 5.500%, 02/25/35	2,373,836	0.5
330,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.498%, 07/10/43	320,265	0.1
350,000	#	Bear Stearns Commercial Mortgage Securities, 5.541%, 04/12/38	324,107	0.1
406,353		Citigroup Mortgage Loan Trust, Inc., 3.105%, 05/25/35	368,807	0.1
740,576	#	Commercial Mortgage Pass Through Certificates, 0.422%, 06/15/22	720,398	0.2
278,323		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 11/25/35	277,511	0.1
435,884		Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 09/25/35	427,109	0.1
440,000		Credit Suisse First Boston Mortgage Securities Corp., 5.100%, 08/15/38	409,845	0.1
1,340,924	#	Credit Suisse Mortgage Capital Certificates, 5.238%, 07/27/37	1,369,132	0.3
1,786,094		Credit Suisse Mortgage Capital Certificates, 5.589%, 09/15/40	1,800,964	0.4
300,000		Credit Suisse Mortgage Capital Certificates, 5.714%, 06/15/39	325,007	0.1
1,649,168		CW Capital Cobalt Ltd., 5.736%, 05/15/46	1,658,956	0.4
217,975	#	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.741%, 01/27/37	101,971	0.0
1,290,000	#	GS Mortgage Securities Corp. II, 5.309%, 01/10/40	1,302,731	0.3
308,838		GSR Mortgage Loan Trust, 2.673%, 09/25/35	296,317	0.1
970,000	#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	972,711	0.2
1,541,489		JP Morgan Chase Commercial Mortgage Securities Corp., 5.247%, 01/12/43	1,548,687	0.3
703,554		JP Morgan Chase Commercial Mortgage Securities Corp., 5.801%, 06/15/49	707,497	0.2
1,189,888		JP Morgan Commercial Mortgage Finance Corp., 8.271%, 08/15/32	1,229,063	0.3
500,000		JP Morgan Commercial Mortgage Finance Corp., 8.412%, 08/15/32	516,413	0.1
903,177		JPMorgan Chase Commercial Mortgage Securities Corp., 5.305%, 01/15/49	910,528	0.2
442,202		JPMorgan Mortgage Trust, 4.233%, 07/25/35	399,660	0.1
390,000	#	LB-UBS Commercial Mortgage Trust, 5.032%, 10/15/36	368,414	0.1
690,000		LB-UBS Commercial Mortgage Trust, 5.713%, 09/15/45	747,189	0.2
250,000	#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	250,373	0.0
1,900,000		LB-UBS Commercial Mortgage Trust, 5.886%, 06/15/38	1,600,196	0.4
414,907		MASTR Adjustable Rate Mortgages Trust, 2.744%, 04/25/36	309,483	0.1
1,380,626		Merrill Lynch Mortgage Investors, Inc., 5.250%, 08/25/36	1,402,274	0.3
829,926		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.331%, 03/12/51	829,676	0.2
740,000		Morgan Stanley Capital I, 5.302%, 01/14/42	730,795	0.2
470,000		Morgan Stanley Capital I, 5.300%, 06/15/40	434,658	0.1
1,280,000	#	Morgan Stanley Capital I, 5.397%, 01/13/41	1,233,660	0.3
500,000	#	Morgan Stanley Reremic Trust, 5.870%, 12/17/43	513,154	0.1
650,000	#	RBSCF Trust, 5.305%, 01/16/49	664,554	0.1
19,538		Residential Accredit Loans, Inc., 3.307%, 04/25/35	2,453	0.0
177,268		Salomon Brothers Mortgage Securities VII, Inc., 6.784%, 12/18/35	177,640	0.0
1,560,501		Structured Asset Securities Corp., 5.000%, 05/25/35	1,564,378	0.4
550,000		Wachovia Bank Commercial Mortgage Trust, 5.383%, 12/15/43	517,609	0.1
1,739,887		Wachovia Bank Commercial Mortgage Trust, 5.735%, 06/15/49	1,779,893	0.4
1,206,606		WaMu Mortgage Pass Through Certificates, 2.474%, 01/25/36	1,123,171	0.3
966,112		Wells Fargo Mortgage Backed Securities Trust, 5.500%, 09/25/37	966,219	0.2
586,786		Wells Fargo Mortgage-Backed Securities Trust, 2.613%, 02/25/35	551,160	0.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
197,666			Wells Fargo Mortgage-Backed Securities Trust, 2.653%, 10/25/35	$191,280	0.0
1,863,836			Wells Fargo Mortgage-Backed Securities Trust, 5.351%, 08/25/35	1,888,045	0.4
			Total Collateralized Mortgage Obligations
			(Cost $38,443,655)	38,273,842	8.8
STRUCTURED PRODUCTS: 0.5%
			Brazil: 0.4%
1,962,500		#	Hallertau SPC 2008-2A - Doux Frangosul S.A. ARGO Avicola Credit Linked Notes, 9.264%, 09/17/13	1,698,151	0.4
			Mexico: 0.1%
MXN	97,261		Reforma BLN-Backed I - Class 2A Asset Backed Variable Funding Notes, 05/22/15	7,328	0.0
MXN	170,161		Reforma BLN-Backed I - Class 2B Asset Backed Variable Funding Notes, 05/22/15	12,821	0.0
MXN	2,565,617		Reforma BLN-Backed I - Class 2C Asset Backed Variable Funding Notes, 05/22/15	193,317	0.1
MXN	186,979		Reforma BLN-Backed I - Class 2D Asset Backed Variable Funding Notes, 05/22/15	14,089	0.0
MXN	135,844		Reforma BLN-Backed I - Class 2E Asset Backed Variable Funding Notes, 05/22/15	10,236	0.0
MXN	86,756		Reforma BLN-Backed I - Class 2F Asset Backed Variable Funding Notes, 05/22/15	6,537	0.0
MXN	15,977		Reforma BLN-Backed I - Class 2G Asset Backed Variable Funding Notes, 05/22/15	1,204	0.0
				245,532	0.1
			Russia: 0.0%
RUB	11,097,000	±,X	Credit Suisse International - Moitk Total Return Linked Notes, 8.990%, 03/30/11	—	—
RUB	19,450,000	X	Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Notes, 8.590%, 05/24/15	—	—
RUB	10,507,767		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 08/22/34	169,132	0.0
				169,132	0.0
			United States: 0.0%
188,988			MicroAccess Trust 2007 - MicroFinance Institutional Loans, Credit Linked Notes, 7.550%, 05/24/12	59,626	0.0
			Total Structured Products
			(Cost $4,031,143)	2,172,441	0.5
U.S. TREASURY OBLIGATIONS: 9.6%
			U.S. Treasury Bonds: 7.6%STRIP
24,193,000			2.000%, due 02/15/22	23,720,487	5.4
10,035,000			3.125%, due 11/15/41	9,589,697	2.2
				33,310,184	7.6
			U.S. Treasury Notes: 1.6%STRIP
1,440,000			0.250%, due 03/31/14	1,437,300	0.3
10,000			0.375%, due 03/15/15	9,963	0.1
1,030,000			1.000%, due 03/31/17	1,027,425	0.2
4,358,000			1.500%, due 03/31/19	4,336,210	1.0
				6,810,898	1.6
			U.S. Treasury STRIP: 0.4%STRIP
8,033,107		^	6.208%, due 02/25/42	1,630,767	0.4
			Total U.S. Treasury Obligations (Cost $41,797,279)	41,751,849	9.6
FOREIGN GOVERNMENT BONDS: 29.7%
			Argentina: 0.6%
2,463,029			Argentina Government International Bond, 7.000%, 04/17/17	2,188,402	0.5
434,077			Argentina Government International Bond, 7.000%, 10/03/15	409,660	0.1
1,434,099			Argentina Government International Bond, 12/15/35	190,018	0.0
				2,788,080	0.6
			Australia: 0.1%
AUD	60,000		Australia Government Bond, 5.250%, 03/15/19	67,695	0.0
AUD	130,000		Australia Government Bond, 6.250%, 04/15/15	145,362	0.1
				213,057	0.1
			Brazil: 5.3%
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	943,541	0.2

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Brazil: (continued)
BRL	34,103,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	$18,058,664	4.2
2,314,000			Federal Republic of Brazil, 10.125%, 05/15/27	3,866,694	0.9
				22,868,899	5.3
			Canada: 0.3%
CAD	840,000		Canadian Government Bond, 3.000%, 12/01/15	888,718	0.2
CAD	550,000		Canadian Government Bond, 3.500%, 06/01/20	612,938	0.1
				1,501,656	0.3
			Colombia: 0.5%
1,367,000			Colombia Government International Bond, 6.125%, 01/18/41	1,681,410	0.4
285,000			Colombia Government International Bond, 7.375%, 09/18/37	401,850	0.1
				2,083,260	0.5
			France: 4.3%
EUR	4,510,000		France Government Bond OAT, 3.250%, 10/25/21	6,240,857	1.4
EUR	8,978,000		French Treasury Note BTAN, 2.500%, 07/25/16	12,489,441	2.9
				18,730,298	4.3
			Germany: 0.2%
EUR	380,000		Bundesrepublik Deutschland, 3.250%, 07/04/42	592,394	0.1
EUR	130,000		Bundesschatzanweisungen, 0.250%, 12/13/13	173,580	0.1
				765,974	0.2
			Hungary: 2.9%
HUF	2,800,000,000		Hungary Government Bond, 7.000%, 06/24/22	11,059,728	2.6
427,000			Hungary Government International Bond, 4.750%, 02/03/15	403,515	0.1
979,000			Hungary Government International Bond, 6.250%, 01/29/20	898,027	0.2
94,000			Hungary Government International Bond, 6.375%, 03/29/21	86,480	0.0
				12,447,750	2.9
			Indonesia: 0.5%
690,000			Indonesia Government International Bond, 6.625%, 02/17/37	855,600	0.2
374,000			Indonesia Government International Bond, 7.750%, 01/17/38	520,795	0.1
576,000			Indonesia Government International Bond, 8.500%, 10/12/35	859,680	0.2
				2,236,075	0.5
			Ireland: 2.7%
EUR	5,804,000		Ireland Government Bond, 4.400%, 06/18/19	6,893,368	1.6
EUR	4,130,000		Ireland Government Bond, 4.500%, 04/18/20	4,792,351	1.1
				11,685,719	2.7
			Lithuania: 0.3%
747,000		#	Lithuania Government International Bond, 5.125%, 09/14/17	780,615	0.2
500,000		#	Lithuania Government International Bond, 6.625%, 02/01/22	555,625	0.1
				1,336,240	0.3
			Mexico: 3.6%
MXN	57,520,000		Mexican Bonos, 6.500%, 06/09/22	4,542,490	1.0
MXN	122,150,000		Mexican Bonos, 8.500%, 11/18/38	10,578,174	2.4
420,000			Mexico Government International Bond, 6.050%, 01/11/40	508,201	0.2
				15,628,865	3.6
			New Zealand: 0.3%
NZD	1,275,000		New Zealand Government Bond, 6.000%, 04/15/15	1,133,380	0.3
			Norway: 0.0%
NOK	415,000		Norway Government Bond, 5.000%, 05/15/15	80,216	0.0
			Panama: 0.5%
458,000			Panama Government International Bond, 5.200%, 01/30/20	527,387	0.1
293,000			Panama Government International Bond, 6.700%, 01/26/36	386,760	0.1
841,000			Panama Government International Bond, 7.125%, 01/29/26	1,126,940	0.3
				2,041,087	0.5
			Peru: 0.5%
1,360,000			Peru Government International Bond, 8.750%, 11/21/33	2,116,160	0.5
			Philippines: 0.6%
1,331,000			Philippine Government International Bond, 4.000%, 01/15/21	1,392,559	0.3

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Philippines: (continued)
1,198,000			Philippine Government International Bond, 5.000%, 01/13/37	$1,254,905	0.3
				2,647,464	0.6
			Poland: 0.4%
983,000			Poland Government International Bond, 5.000%, 03/23/22	1,041,017	0.3
467,000			Poland Government International Bond, 6.375%, 07/15/19	545,222	0.1
				1,586,239	0.4
			Russia: 1.3%
3,259,412		#	Russia Government Bond, 7.500%, 03/31/30	3,915,368	0.9
300,000		#	Russian Foreign Bond - Eurobond, 3.250%, 04/04/17	300,712	0.1
837,000		#	Russian Foreign Bond - Eurobond, 5.625%, 04/04/42	834,489	0.2
501,425		+	Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	602,337	0.1
				5,652,906	1.3
			South Africa: 1.5%
ZAR	6,950,000		South Africa Government Bond, 6.750%, 03/31/21	842,418	0.2
ZAR	9,330,000		South Africa Government Bond, 8.000%, 12/21/18	1,237,380	0.3
ZAR	16,220,000		South Africa Government Bond, 10.500%, 12/21/26	2,496,366	0.5
1,899,000			South Africa Government International Bond, 5.500%, 03/09/20	2,126,880	0.5
				6,703,044	1.5
			South Korea: 0.5%
KRW	2,458,000,000		Korea Treasury Bond, 5.000%, 06/10/20	2,337,234	0.5
			Turkey: 1.0%
854,000			Turkey Government International Bond, 5.125%, 03/25/22	849,730	0.2
301,000			Turkey Government International Bond, 6.250%, 09/26/22	325,080	0.1
2,213,000			Turkey Government International Bond, 7.500%, 11/07/19	2,605,807	0.6
508,000			Turkey Government International Bond, 7.000%, 09/26/16	574,040	0.1
				4,354,657	1.0
			Ukraine: 0.8%
821,000		#	Ukraine Government Bond, 7.650%, 06/11/13	795,344	0.2
497,000			Ukraine Government International Bond, 6.250%, 06/17/16	434,875	0.1
946,000		#	Ukraine Government International Bond, 6.250%, 06/17/16	827,750	0.2
1,459,000			Ukraine Government International Bond, 7.650%, 06/11/13	1,413,406	0.3
				3,471,375	0.8
			United Kingdom: 0.2%
GBP	30,000		United Kingdom Gilt, 4.250%, 12/07/40	55,875	0.0
GBP	300,000		United Kingdom Gilt, 4.250%, 09/07/39	557,364	0.1
GBP	10,000		United Kingdom Gilt, 4.750%, 03/07/20	19,535	0.0
GBP	215,000		United Kingdom Gilt, 4.750%, 09/07/15	392,101	0.1
				1,024,875	0.2
			Uruguay: 0.4%
756,000			Uruguay Government International Bond, 6.875%, 09/28/25	982,800	0.2
613,655			Uruguay Government International Bond, 7.625%, 03/21/36	857,583	0.2
				1,840,383	0.4
			Venezuela: 0.4%
1,787,000			Venezuela Government International Bond, 12.750%, 08/23/22	1,885,285	0.4
			Total Foreign Government Bonds
			(Cost $127,849,679)	129,160,178	29.7
U.S. GOVERNMENT AGENCY OBLIGATIONS: 10.6%
			Federal Home Loan Mortgage Corporation: 4.7%##STRIP
108,362			0.692%, due 02/15/29	109,074	0.0
47,247			0.742%, due 03/15/32	47,582	0.0
199,958			0.742%, due 01/15/33	201,037	0.1
3,285,000			1.125%, due 07/27/12	3,295,065	0.8
57,382			1.192%, due 08/15/31	58,674	0.0
38,800			1.192%, due 02/15/32	39,674	0.0
39,427			1.242%, due 02/15/32	40,256	0.0
38,435			1.242%, due 02/15/32	39,244	0.0
58,117			1.242%, due 03/15/32	59,337	0.0
5,880,000			2.375%, due 01/13/22	5,782,286	1.3
1,994,933			4.500%, due 01/01/42	2,117,163	0.5
1,500,000			5.000%, due 02/16/17	1,769,796	0.4
19,279			5.000%, due 01/01/20	20,975	0.0
100,943			5.000%, due 02/01/20	109,063	0.0
652,721			5.000%, due 09/15/23	717,908	0.2
860,000			5.000%, due 02/15/34	971,808	0.2
870,000			5.000%, due 11/15/34	983,215	0.2
57,752			5.000%, due 12/01/34	62,357	0.0
66,933			5.500%, due 01/01/18	72,253	0.0
9,583,411		^	5.808%, due 07/15/40	1,641,703	0.4

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
335,336	^	5.908%, due 07/15/35	$54,914	0.0
54,489		6.000%, due 05/15/17	58,697	0.0
110,613		6.000%, due 02/01/34	123,776	0.0
15,829		6.500%, due 04/01/18	17,113	0.0
41,229		6.500%, due 02/01/22	46,143	0.0
44,824		6.500%, due 09/01/22	50,166	0.0
125,961		6.500%, due 04/15/28	146,688	0.1
28,175		6.500%, due 06/15/31	32,458	0.0
307,183		6.500%, due 02/15/32	354,231	0.1
188,490		6.500%, due 06/15/32	217,517	0.1
13,597		6.500%, due 08/01/32	15,479	0.0
41,362		6.500%, due 07/01/34	47,087	0.0
30,186		6.500%, due 07/01/34	34,365	0.0
168,420		6.750%, due 02/15/24	193,821	0.1
210,933		7.000%, due 09/15/26	247,689	0.1
36,952	^	7.000%, due 03/15/28	7,716	0.0
211,845	^	7.000%, due 04/15/28	45,093	0.0
343,549	^	7.408%, due 03/15/29	68,376	0.0
338,115	^	7.458%, due 03/15/29	65,159	0.0
180,819		7.500%, due 09/15/22	210,387	0.1
446,627	^	8.708%, due 08/15/29	114,420	0.0
57,549		23.497%, due 06/15/34	74,882	0.0
92,049		23.864%, due 08/15/35	127,935	0.0
			20,492,582	4.7
		Federal National Mortgage Association: 4.5%##STRIP
19,908		0.642%, due 11/25/33	20,022	0.0
27,672		0.742%, due 10/18/32	27,876	0.0
3,030,000		1.125%, due 07/30/12	3,039,926	0.7
86,381		1.242%, due 12/25/31	88,202	0.0
41,578		1.242%, due 04/25/32	42,460	0.0
12,794		1.242%, due 04/25/32	13,065	0.0
120,483		1.242%, due 09/25/32	123,050	0.0
120,499		1.242%, due 12/25/32	123,067	0.0
589,755		2.706%, due 10/01/36	630,170	0.2
33,475		4.000%, due 07/25/17	33,639	0.0
417,177		4.000%, due 12/01/41	438,006	0.1
400,000		4.500%, due 08/25/25	437,097	0.1
13,108,697	^	5.000%, due 05/25/18	1,031,159	0.3
1,806,072		5.000%, due 07/25/40	1,955,853	0.5
193,607		5.000%, due 06/01/41	209,687	0.1
2,000,000		5.375%, due 06/12/17	2,409,884	0.6
54,811		5.500%, due 09/01/19	60,221	0.0
62,235		5.500%, due 09/01/19	68,438	0.0
141,115		5.500%, due 09/01/24	155,210	0.1
79,000		5.500%, due 08/25/34	87,138	0.0
57,688		6.000%, due 03/25/17	62,596	0.0
89,153		6.000%, due 06/01/17	96,562	0.0
40,846		6.000%, due 05/01/21	44,292	0.0
100,751		6.000%, due 01/25/32	113,862	0.0
602,933		6.000%, due 11/01/34	670,748	0.2
867,506		6.000%, due 04/01/35	965,078	0.2
444,200	^	6.298%, due 06/25/37	62,443	0.0
1,501,373	^	6.328%, due 06/25/36	213,050	0.1
51,186		6.500%, due 04/25/29	58,376	0.0
87,383		6.500%, due 11/25/29	100,103	0.0
283,318		6.500%, due 12/01/29	324,152	0.1
99,461		6.500%, due 10/25/31	115,519	0.0
98,858		6.500%, due 04/25/32	110,940	0.0
122,227		6.500%, due 01/01/34	140,652	0.0
63,525	^	6.508%, due 05/25/35	12,862	0.0
211,544	^	6.808%, due 10/25/22	12,577	0.0
118,647	^	6.858%, due 06/25/23	15,147	0.0
318,224	^	6.988%, due 09/25/36	70,101	0.0
5,760		7.000%, due 09/01/14	6,076	0.0
20,265		7.000%, due 11/01/17	21,583	0.0
617		7.000%, due 02/01/31	692	0.0
120,941	^	7.000%, due 03/25/33	24,540	0.0
1,578		7.000%, due 04/01/33	1,831	0.0
87,741	^	7.000%, due 04/25/33	18,390	0.0
625,047	^	7.308%, due 10/25/33	108,149	0.0
754,031	^	7.388%, due 03/25/23	73,615	0.0
64,171		7.500%, due 09/01/32	76,941	0.0
167,463		7.500%, due 01/01/33	199,861	0.1
398,495	^	7.508%, due 07/25/31	81,998	0.0
227,117	^	7.508%, due 02/25/32	42,590	0.0
111,219	^	7.708%, due 07/25/32	26,617	0.0
721,829		23.033%, due 07/25/35	935,989	0.2
147,975		23.313%, due 06/25/36	208,084	0.1
93,024		23.680%, due 03/25/36	130,438	0.0
106,069		27.096%, due 04/25/35	167,286	0.1
1,632,207		32.241%, due 11/25/36	2,813,487	0.7
252,248	^	5.500%, due 07/01/33	41,128	0.0
94,837	^	5.500%, due 06/01/35	13,691	0.0
422,141	^	6.000%, due 12/01/32	76,249	0.0
148,488	^	6.000%, due 02/01/33	25,677	0.0
229,652	^	6.000%, due 03/01/33	43,006	0.0
157,312	^	6.000%, due 03/01/33	25,805	0.0
105,316	^	6.000%, due 09/01/35	17,716	0.0
666,362	^	6.500%, due 02/01/32	133,533	0.0
91,333	^	7.000%, due 02/01/28	16,297	0.0
132,505	^	7.500%, due 01/01/24	28,696	0.0
			19,543,195	4.5
		Government National Mortgage Association: 1.4%STRIP
4,607,436	^	4.000%, due 04/20/38	643,856	0.2
211,638		5.000%, due 04/15/34	234,426	0.1
157,696		5.500%, due 04/15/33	177,288	0.1
30,352		5.500%, due 07/15/33	34,142	0.0
61,656		5.500%, due 04/15/34	69,326	0.0
12,367,578	^	5.608%, due 06/20/40	1,855,137	0.4
129,650		6.000%, due 07/20/39	147,654	0.0
44,134		6.500%, due 02/20/35	50,725	0.0
114,716		8.000%, due 01/16/30	137,856	0.0
469,051		8.000%, due 02/16/30	563,780	0.1
1,600,277		21.265%, due 03/20/37	2,338,372	0.5
			6,252,562	1.4
		Total U.S. Government Agency Obligations
		(Cost $43,742,431)	46,288,339	10.6

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.1%
		United States: 0.1%
43,083	@	American Media, Inc.	$560,079	0.1
		Total Common Stock
		(Cost $1,236,380)	560,079	0.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares				Value	Percentage of Net Assets
WARRANTS: —%
			Consumer Discretionary: —%
2,406		X	Media News Group	$—	—
			Total Warrants
			(Cost $—)	—	—

# of Contracts				Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.3%
			Credit Default Swaption: 0.1%
22,100,000		@	Payer Swaption- Fund buys credit default swap protection on CDX.NA.HY.17, Strike @ 96.000, Exp. 12/20/16 Counterparty: Morgan Stanley	$326,143	0.1
			Options On Currencies: 0.2%
22,100,000		@	EUR Put vs. USD Call Currency Option, Strike @ 1.310, Exp. 04/25/12 Counterparty: Morgan Stanley	72,614	0.0
22,000,000		@	USD Call vs. JPY Put Currency Option, Strike @ 82.000, Exp. 09/10/12 Counterparty: Morgan Stanley	729,422	0.2
				802,036	0.2
			Total Purchased Options
			(Cost $1,220,806)	1,128,179	0.3
			Total Long-Term Investments
			(Cost $397,170,074)	403,555,925	92.8

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.1%
			Securities Lending Collateral(cc)(1): 2.8%
602,003			BNP Paribas Bank, Repurchase Agreement dated 03/30/12, 0.16%, due 04/02/12 (Repurchase Amount $602,011, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $614,043, due 01/01/22-03/01/42)	$602,003	0.1
2,859,511			Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $2,859,551, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,916,701, due 03/31/12-04/01/42)	2,859,511	0.7
2,859,511			Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $2,859,553, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $2,916,701, due 03/01/18-04/15/43)	2,859,511	0.7
2,859,511			Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $2,859,558, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $2,916,701, due 07/19/12-04/01/42)	2,859,511	0.6
2,859,511			Deutsche Bank AG, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $2,859,546, collateralized by various U.S. Government Agency Obligations, 3.500%-4.000%, Market Value plus accrued interest $2,916,702, due 10/01/20-12/01/40)	2,859,511	0.7
				12,040,047	2.8
			Foreign Government Bonds: 0.7%
KRW	1,046,000,000		Korea Monetary Stabilization Bond, 3.280%, 10/02/12	922,492	0.2
KRW	2,784,000,000		Korea Monetary Stabilization Bond, 3.810%, 08/02/12	2,460,333	0.5
				3,382,825	0.7

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.6%
24,285,151	BlackRock Liquidity Funds, TempFund, Institutional Class
	(Cost $24,285,151)	$24,285,151	5.6
	Total Short-Term Investments
	(Cost $39,765,379)	39,708,023	9.1
	Total Investments in Securities (Cost $436,935,453)	$443,263,948	101.9
	Liabilities in Excess of Other Assets	(8,318,621)	(1.9)
	Net Assets	$434,945,327	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

@	Non-income producing security
&	Payment-in-kind
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
±	Defaulted security
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
HUF	Hungarian Forint
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
RUB	Russian Ruble
ZAR	South African Rand

Cost for federal income tax purposes is $437,189,460.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$12,325,785
	Gross Unrealized Depreciation	(6,251,297)
	Net Unrealized Appreciation	$6,074,488

Sector Diversification	Percentage of Net Assets
Collateralized Mortgage Obligations	8.8%
Consumer Discretionary	5.0
Consumer Staples	1.9
Credit Default Swaption	0.1
Energy	5.6
Federal Home Loan Mortgage Corporation	4.2
Federal National Mortgage Association	4.5
Financials	10.4
Foreign Government Bonds	30.4
Government National Mortgage Association	1.4
Health Care	1.7
Industrials	0.9
Information Technology	1.5
Materials	2.1
Options On Currencies	0.2
Structured Products	0.5
Telecommunication Services	2.1
U.S. Government Agency Obligations	0.5
U.S. Treasury Bills	0.4
U.S. Treasury Bonds	7.6
U.S. Treasury Notes	1.6
Utilities	2.1
Short-Term Investments	8.4
Liabilities in Excess of Other Assets	(1.9)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
United States	$—	$—	$560,079	$560,079
Total Common Stock	—	—	560,079	560,079
Warrants	—	—	—	—
Purchased Options	—	1,128,179	—	1,128,179
Corporate Bonds/Notes	—	144,119,443	101,575	144,221,018
Collateralized Mortgage Obligations	—	38,171,871	101,971	38,273,842
Structured Products	—	—	2,172,441	2,172,441
Short-Term Investments	24,285,151	15,422,872	—	39,708,023
U.S. Treasury Obligations	—	41,751,849	—	41,751,849
Foreign Government Bonds	—	129,160,178	—	129,160,178
U.S. Government Agency Obligations	—	46,288,339	—	46,288,339
Total Investments, at value	$24,285,151	$416,042,731	$2,936,066	$443,263,948
Other Financial Instruments+
Swaps	—	2,483,988	—	2,483,988
Futures	1,116,700	—	—	1,116,700
Forward Foreign Currency Contracts	—	11,612,152	—	11,612,152
Total Assets	$25,401,851	$430,138,871	$2,936,066	$458,476,788
Liabilities Table
Other Financial Instruments+
Swaps	$(1,244,352)	$(8,016,854)	$—	$(9,261,206)
Futures	(174,934)	—	—	(174,934)
Written Options	—	(103,162)	—	(103,162)
Forward Foreign Currency Contracts	—	(14,098,462)	—	(14,098,462)
Total Liabilities	$(1,419,286)	$(22,218,478)	$—	$(23,637,764)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

	Beginning Balance on 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 3/31/2012
Asset Table
Investments, at value
Common Stock	$689,328	$—	$—	$—	$—	$(129,249)	$—	$—	$560,079
Collateralized Mortgage Obligations	101,773	—	(5,518)	307	1,469	3,940	—	—	101,971
Corporate Bonds/Notes	14,777,506	—	(16,271,112)	(2,470)	(1,153,543)	2,751,194	—	—	101,575
Structured Products	2,443,831	—	(15,764)	(2,690)	2,003	(254,939)	—	—	2,172,441
Preferred Stock	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—
Total Investments, at value	$18,012,438	$—	$(16,292,394)	$(4,853)	$(1,150,071)	$2,370,946	$—	$—	$2,936,066

Written options, at fair value	(15)	—	—	—	1,190	(1,175)	—	—	—

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

As of March 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(374,629).

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Australian Dollar	1,144,916	Buy	04/20/12	$1,184,000	$1,183,285	$(715)
Barclays Bank PLC	Malaysian Ringgit	13,205,932	Buy	05/18/12	4,271,000	4,296,069	25,069
Barclays Bank PLC	New Zealand Dollar	1,665,439	Buy	04/20/12	1,377,000	1,361,826	(15,174)
Barclays Bank PLC	Norwegian Krone	12,556,059	Buy	04/20/12	2,180,000	2,203,159	23,159
Barclays Bank PLC	Norwegian Krone	9,306,835	Buy	04/20/12	1,608,000	1,633,032	25,032
Barclays Bank PLC	Norwegian Krone	5,031,868	Buy	04/20/12	864,000	882,921	18,921
Barclays Bank PLC	British Pound	733,761	Buy	04/20/12	1,153,000	1,173,492	20,492
Barclays Bank PLC	British Pound	806,714	Buy	04/20/12	1,265,000	1,290,164	25,164
Barclays Bank PLC	British Pound	688,654	Buy	04/20/12	1,065,000	1,101,352	36,352
Barclays Bank PLC	Brazilian Real	6,491,046	Buy	04/20/12	3,522,000	3,539,674	17,674
Barclays Bank PLC	EU Euro	5,015,620	Buy	05/18/12	6,594,000	6,690,919	96,919
Barclays Bank PLC	Mexican Peso	32,495,879	Buy	05/18/12	2,513,000	2,528,122	15,122
Barclays Bank PLC	Russian Ruble	265,227,060	Buy	05/18/12	8,652,000	8,980,373	328,373
Barclays Bank PLC	Turkish Lira	1,277,713	Buy	05/18/12	679,509	708,919	29,410
Barclays Bank PLC	Argentine Peso	19,599,300	Buy	09/24/12	4,148,000	4,127,166	(20,834)
Citigroup, Inc.	Swedish Krona	29,043,200	Buy	04/20/12	4,321,000	4,386,370	65,370
Citigroup, Inc.	Norwegian Krone	5,845,778	Buy	04/20/12	1,046,000	1,025,734	(20,266)
Citigroup, Inc.	New Zealand Dollar	5,276,052	Buy	04/20/12	4,417,000	4,314,217	(102,783)
Citigroup, Inc.	New Zealand Dollar	2,045,705	Buy	04/20/12	1,697,000	1,672,768	(24,232)
Citigroup, Inc.	Norwegian Krone	50,837,990	Buy	04/20/12	8,972,000	8,920,331	(51,669)
Citigroup, Inc.	Swedish Krona	59,532,285	Buy	04/20/12	8,788,000	8,991,111	203,111
Citigroup, Inc.	EU Euro	91,489	Buy	05/18/12	120,088	122,048	1,960
Citigroup, Inc.	Colombian Peso	20,941,920,671	Buy	05/18/12	11,725,600	11,645,300	(80,300)
Citigroup, Inc.	Colombian Peso	15,043,257,321	Buy	05/18/12	8,446,523	8,365,194	(81,329)
Citigroup, Inc.	Hungarian Forint	1,327,228,000	Buy	04/20/12	5,942,422	5,994,580	52,158
Citigroup, Inc.	Swedish Krona	29,484,633	Buy	04/20/12	4,342,000	4,453,039	111,039
Citigroup, Inc.	Turkish Lira	7,817,096	Buy	05/18/12	4,373,000	4,337,193	(35,807)
Citigroup, Inc.	South African Rand	133,979,843	Buy	05/18/12	17,109,998	17,342,161	232,163
Citigroup, Inc.	Norwegian Krone	25,622,732	Buy	04/20/12	4,333,314	4,495,915	162,601
Citigroup, Inc.	Canadian Dollar	8,796,675	Buy	05/18/12	8,793,000	8,810,350	17,350
Citigroup, Inc.	Mexican Peso	35,089,934	Buy	05/18/12	2,709,275	2,729,934	20,659
Citigroup, Inc.	Canadian Dollar	4,397,107	Buy	05/18/12	4,393,000	4,403,943	10,943
Citigroup, Inc.	Swiss Franc	2,381,687	Buy	04/20/12	2,505,701	2,639,027	133,326
Citigroup, Inc.	Australian Dollar	9,913	Buy	04/20/12	10,041	10,245	204
Citigroup, Inc.	Canadian Dollar	8,835,826	Buy	05/18/12	8,784,000	8,849,561	65,561
Citigroup, Inc.	Mexican Peso	62,701,675	Buy	05/18/12	4,725,752	4,878,079	152,327
Citigroup, Inc.	EU Euro	2,522,959	Buy	05/18/12	3,286,207	3,365,668	79,461
Citigroup, Inc.	Canadian Dollar	24,506,718	Buy	05/18/12	24,097,826	24,544,814	446,988
Citigroup, Inc.	EU Euro	24,172,892	Buy	05/18/12	31,231,522	32,247,034	1,015,512
Citigroup, Inc.	Polish Zloty	54,121	Buy	05/18/12	16,005	17,317	1,312
Credit Suisse First Boston	Norwegian Krone	49,458,608	Buy	04/20/12	8,643,000	8,678,296	35,296
Credit Suisse First Boston	Norwegian Krone	24,791,293	Buy	04/20/12	4,315,000	4,350,025	35,025
Credit Suisse First Boston	Norwegian Krone	9,908,442	Buy	04/20/12	1,715,000	1,738,593	23,593
Credit Suisse First Boston	EU Euro	4,599,949	Buy	05/18/12	6,129,782	6,136,408	6,626
Credit Suisse First Boston	Japanese Yen	356,107,816	Buy	05/18/12	4,417,000	4,304,257	(112,743)
Credit Suisse First Boston	Norwegian Krone	25,612,638	Buy	04/20/12	4,392,000	4,494,143	102,143

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston	EU Euro	156,600	Buy	05/18/12	$205,811	$208,907	$3,096
Credit Suisse First Boston	Mexican Peso	111,027,676	Buy	05/18/12	8,530,518	8,637,757	107,239
Credit Suisse First Boston	Mexican Peso	17,430,169	Buy	05/18/12	1,303,015	1,356,036	53,021
Deutsche Bank AG	Australian Dollar	4,114,302	Buy	04/20/12	4,321,000	4,252,182	(68,818)
Deutsche Bank AG	Australian Dollar	4,160,647	Buy	04/20/12	4,314,000	4,300,080	(13,920)
Deutsche Bank AG	Norwegian Krone	24,765,289	Buy	04/20/12	4,314,000	4,345,462	31,462
Deutsche Bank AG	British Pound	2,716,926	Buy	04/20/12	4,315,000	4,345,135	30,135
Deutsche Bank AG	Swedish Krona	29,158,039	Buy	04/20/12	4,315,000	4,403,714	88,714
Deutsche Bank AG	New Zealand Dollar	5,286,613	Buy	04/20/12	4,337,000	4,322,852	(14,148)
Deutsche Bank AG	Norwegian Krone	12,534,889	Buy	04/20/12	2,209,000	2,199,445	(9,555)
Deutsche Bank AG	Swedish Krona	30,013,409	Buy	04/20/12	4,417,000	4,532,900	115,900
Deutsche Bank AG	Swiss Franc	5,856,444	Buy	04/20/12	6,469,000	6,489,231	20,231
Deutsche Bank AG	Hungarian Forint	653,956,100	Buy	04/20/12	3,011,648	2,953,669	(57,979)
Deutsche Bank AG	Australian Dollar	3,852,007	Buy	04/20/12	4,151,000	3,981,097	(169,903)
Deutsche Bank AG	New Zealand Dollar	5,315,479	Buy	04/20/12	4,415,000	4,346,456	(68,544)
Deutsche Bank AG	Australian Dollar	4,153,674	Buy	04/20/12	4,417,000	4,292,874	(124,126)
Deutsche Bank AG	Swedish Krona	58,563,109	Buy	04/20/12	8,788,000	8,844,737	56,737
Deutsche Bank AG	Mexican Peso	48,537,295	Buy	05/18/12	3,812,917	3,776,115	(36,802)
Deutsche Bank AG	Russian Ruble	126,331,250	Buy	05/18/12	4,250,000	4,277,474	27,474
Deutsche Bank AG	Norwegian Krone	12,726,396	Buy	04/20/12	2,206,000	2,233,048	27,048
Deutsche Bank AG	Colombian Peso	7,175,526,000	Buy	05/18/12	4,038,000	3,990,138	(47,862)
Deutsche Bank AG	Hungarian Forint	16,992,500	Buy	04/20/12	76,794	76,748	(46)
Deutsche Bank AG	Japanese Yen	358,446,617	Buy	05/18/12	4,433,000	4,332,526	(100,474)
Deutsche Bank AG	Japanese Yen	358,101,286	Buy	05/18/12	4,433,000	4,328,352	(104,648)
Deutsche Bank AG	Norwegian Krone	7,961,590	Buy	04/20/12	1,364,000	1,396,987	32,987
Deutsche Bank AG	Norwegian Krone	25,616,002	Buy	04/20/12	4,392,000	4,494,733	102,733
Deutsche Bank AG	South Korean Won	4,254,375,000	Buy	04/20/12	3,750,000	3,748,959	(1,041)
Deutsche Bank AG	New Zealand Dollar	2,652,219	Buy	04/20/12	2,171,000	2,168,713	(2,287)
Deutsche Bank AG	Swedish Krona	29,490,864	Buy	04/20/12	4,342,000	4,453,980	111,980
Deutsche Bank AG	Swedish Krona	29,479,297	Buy	04/20/12	4,342,000	4,452,234	110,234
Deutsche Bank AG	EU Euro	3,308,298	Buy	05/18/12	4,415,000	4,413,324	(1,676)
Deutsche Bank AG	South Korean Won	1,279,826,000	Buy	04/20/12	1,135,000	1,127,784	(7,216)
Deutsche Bank AG	Mexican Peso	96,936,273	Buy	05/18/12	7,493,180	7,541,470	48,290
Deutsche Bank AG	New Zealand Dollar	5,394,586	Buy	04/20/12	4,366,000	4,411,141	45,141
Deutsche Bank AG	Australian Dollar	4,180,635	Buy	04/20/12	4,366,000	4,320,738	(45,262)
Deutsche Bank AG	Australian Dollar	3,152,285	Buy	04/20/12	3,275,000	3,257,926	(17,074)
Deutsche Bank AG	EU Euro	462,802	Buy	05/18/12	614,000	617,386	3,386
Deutsche Bank AG	Japanese Yen	90,033,202	Buy	05/18/12	1,130,000	1,088,227	(41,773)
Deutsche Bank AG	Indian Rupee	329,186,200	Buy	04/20/12	6,442,000	6,431,165	(10,835)
Deutsche Bank AG	Hungarian Forint	971,854,439	Buy	04/20/12	4,041,000	4,389,493	348,493
Deutsche Bank AG	British Pound	2,803,186	Buy	04/20/12	4,295,000	4,483,090	188,090
Deutsche Bank AG	Polish Zloty	29,930,450	Buy	05/18/12	9,387,000	9,576,703	189,703
Deutsche Bank AG	EU Euro	7,604,752	Buy	05/18/12	10,086,000	10,144,864	58,864
Deutsche Bank AG	British Pound	2,779,421	Buy	04/20/12	4,289,000	4,445,083	156,083
Deutsche Bank AG	Singapore Dollar	9,096,579	Buy	04/20/12	7,013,218	7,236,564	223,346
Deutsche Bank AG	Canadian Dollar	904,692	Buy	05/18/12	903,000	906,099	3,099
Deutsche Bank AG	British Pound	5,572,502	Buy	04/20/12	8,617,240	8,912,012	294,772
Deutsche Bank AG	South Korean Won	1,652,814,500	Buy	04/20/12	1,423,000	1,456,462	33,462
Deutsche Bank AG	Polish Zloty	24,754,800	Buy	05/18/12	7,592,288	7,920,675	328,387
Deutsche Bank AG	EU Euro	3,350,755	Buy	05/18/12	4,366,000	4,469,962	103,962
Deutsche Bank AG	Mexican Peso	52,479,176	Buy	05/18/12	3,982,000	4,082,787	100,787
Deutsche Bank AG	Japanese Yen	4,993,733,399	Buy	05/18/12	64,777,546	60,359,006	(4,418,540)
Deutsche Bank AG	Malaysian Ringgit	28,118,169	Buy	05/18/12	9,018,014	9,147,223	129,209
Deutsche Bank AG	Malaysian Ringgit	13,669,038	Buy	05/18/12	4,338,000	4,446,724	108,724
HSBC	Chilean Peso	3,724,551,600	Buy	04/20/12	7,176,262	7,603,631	427,369
HSBC	Indian Rupee	323,859,047	Buy	04/20/12	6,052,196	6,327,091	274,895
HSBC	Russian Ruble	219,033,185	Buy	05/18/12	6,873,247	7,416,286	543,039
HSBC	South African Rand	62,728,569	Buy	05/18/12	7,677,727	8,119,497	441,770
HSBC	Chinese Yuan	46,078,200	Buy	08/24/12	7,332,623	7,305,381	(27,242)
JPMorgan Chase & Co.	Australian Dollar	1,438,458	Buy	04/20/12	1,504,000	1,486,664	(17,336)
JPMorgan Chase & Co.	Australian Dollar	1,249,693	Buy	04/20/12	1,303,000	1,291,573	(11,427)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	British Pound	1,809,704	Buy	04/20/12	$2,846,000	$2,894,230	$48,230
JPMorgan Chase & Co.	British Pound	2,564,957	Buy	04/20/12	4,048,000	4,102,094	54,094
JPMorgan Chase & Co.	Australian Dollar	1,743,864	Buy	04/20/12	1,874,000	1,802,305	(71,695)
JPMorgan Chase & Co.	EU Euro	6,491,445	Buy	05/18/12	8,630,000	8,659,694	29,694
JPMorgan Chase & Co.	EU Euro	6,487,318	Buy	05/18/12	8,652,000	8,654,189	2,189
JPMorgan Chase & Co.	EU Euro	1,147,402	Buy	05/18/12	1,495,000	1,530,654	35,654
JPMorgan Chase & Co.	South Korean Won	846,266,400	Buy	04/20/12	756,000	745,731	(10,269)
JPMorgan Chase & Co.	EU Euro	1,334,072	Buy	05/18/12	1,777,000	1,779,674	2,674
JPMorgan Chase & Co.	British Pound	3,821,858	Buy	04/20/12	6,035,000	6,112,234	77,234
JPMorgan Chase & Co.	Japanese Yen	234,862,113	Buy	05/18/12	2,924,000	2,838,767	(85,233)
JPMorgan Chase & Co.	Mexican Peso	61,493,599	Buy	05/18/12	4,729,000	4,784,093	55,093
JPMorgan Chase & Co.	South Korean Won	1,002,105,990	Buy	04/20/12	887,000	883,057	(3,943)
JPMorgan Chase & Co.	New Zealand Dollar	1,355,353	Buy	04/20/12	1,086,000	1,108,270	22,270
Morgan Stanley	New Zealand Dollar	2,624,371	Buy	04/20/12	2,150,000	2,145,942	(4,058)
Morgan Stanley	Mexican Peso	77,440,381	Buy	04/20/12	6,079,000	6,041,247	(37,753)
Morgan Stanley	British Pound	2,793,859	Buy	04/20/12	4,433,000	4,468,173	35,173
Morgan Stanley	Czech Koruna	166,148,070	Buy	05/18/12	8,998,000	8,937,944	(60,056)
Morgan Stanley	South African Rand	234,563	Buy	05/18/12	30,677	30,361	(316)
Morgan Stanley	Brazilian Real	7,737,605	Buy	04/20/12	4,461,000	4,219,443	(241,557)
Morgan Stanley	South Korean Won	2,309,502,000	Buy	04/20/12	2,042,000	2,035,135	(6,865)
Morgan Stanley	Indian Rupee	161,694,225	Buy	04/20/12	3,213,000	3,158,948	(54,052)
Morgan Stanley	Canadian Dollar	4,412,314	Buy	05/18/12	4,417,000	4,419,173	2,173
Morgan Stanley	Indonesian Rupiah	69,883,802,205	Buy	04/20/12	7,790,836	7,627,537	(163,299)
Morgan Stanley	Norwegian Krone	44,840,764	Buy	04/20/12	7,533,401	7,868,022	334,621
Morgan Stanley	Canadian Dollar	4,397,327	Buy	05/18/12	4,393,000	4,404,163	11,163
Morgan Stanley	South Korean Won	6,534,230,380	Buy	04/20/12	5,605,413	5,757,970	152,557
Morgan Stanley	Peruvian Nuevo Sol	1,531,939	Buy	05/18/12	567,805	573,865	6,060
Morgan Stanley	South Korean Won	4,313,254,400	Buy	04/20/12	3,703,000	3,800,844	97,844
Morgan Stanley	New Zealand Dollar	38,250	Buy	04/20/12	29,633	31,277	1,644
Morgan Stanley	Israeli New Shekel	15,983,004	Buy	05/18/12	4,215,000	4,298,959	83,959
UBS Warburg LLC	New Zealand Dollar	7,688,782	Buy	04/20/12	6,291,000	6,287,101	(3,899)
UBS Warburg LLC	British Pound	2,146,774	Buy	04/20/12	3,405,000	3,433,300	28,300
UBS Warburg LLC	New Zealand Dollar	2,925,187	Buy	04/20/12	2,437,000	2,391,920	(45,080)
UBS Warburg LLC	Norwegian Krone	22,549,522	Buy	04/20/12	3,965,000	3,956,671	(8,329)
UBS Warburg LLC	Swedish Krona	42,295,108	Buy	04/20/12	6,359,000	6,387,795	28,795
							$2,954,908

Barclays Bank PLC	New Zealand Dollar	10,853,659	Sell	04/20/12	8,826,195	8,875,013	(48,818)
Barclays Bank PLC	EU Euro	1,379,394	Sell	05/18/12	1,822,000	1,840,134	(18,134)
Barclays Bank PLC	Hungarian Forint	16,992,500	Sell	04/20/12	76,805	76,749	56
Barclays Bank PLC	Hungarian Forint	645,528,800	Sell	04/20/12	2,897,297	2,915,606	(18,309)
Barclays Bank PLC	Russian Ruble	143,540,180	Sell	05/18/12	4,879,000	4,860,154	18,846
Barclays Bank PLC	Hungarian Forint	643,358,100	Sell	04/20/12	2,824,984	2,905,802	(80,818)
Barclays Bank PLC	New Zealand Dollar	1,408,392	Sell	04/20/12	1,154,000	1,151,639	2,361
Barclays Bank PLC	Australian Dollar	12,893,100	Sell	04/20/12	13,287,307	13,325,180	(37,873)
Barclays Bank PLC	British Pound	367,373	Sell	04/20/12	563,000	587,534	(24,534)
Barclays Bank PLC	Malaysian Ringgit	28,637,232	Sell	05/18/12	9,431,000	9,316,081	114,919
Barclays Bank PLC	Japanese Yen	94,194,152	Sell	05/18/12	1,218,000	1,138,520	79,480
Barclays Bank PLC	Japanese Yen	78,877,853	Sell	05/18/12	1,013,000	953,393	59,607
Barclays Bank PLC	Czech Koruna	128,382,582	Sell	05/18/12	6,511,237	6,906,348	(395,111)
Citigroup, Inc.	New Zealand Dollar	306,648	Sell	04/20/12	238,000	250,746	(12,746)
Citigroup, Inc.	Swedish Krona	28,824,427	Sell	04/20/12	4,321,000	4,353,329	(32,329)
Citigroup, Inc.	Hungarian Forint	1,945,660,500	Sell	04/20/12	8,784,560	8,787,802	(3,242)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Hungarian Forint	648,705,750	Sell	04/20/12	$2,940,867	$2,929,955	$10,912
Citigroup, Inc.	New Zealand Dollar	1,611,694	Sell	04/20/12	1,311,000	1,317,878	(6,878)
Citigroup, Inc.	Swedish Krona	29,107,371	Sell	04/20/12	4,321,000	4,396,062	(75,062)
Citigroup, Inc.	Swedish Krona	29,325,691	Sell	04/20/12	4,393,000	4,429,035	(36,035)
Citigroup, Inc.	Norwegian Krone	34,361,083	Sell	04/20/12	5,872,000	6,029,196	(157,196)
Citigroup, Inc.	Norwegian Krone	5,209,349	Sell	04/20/12	885,000	914,063	(29,063)
Citigroup, Inc.	Swedish Krona	46,256,582	Sell	04/20/12	6,784,552	6,986,093	(201,541)
Citigroup, Inc.	EU Euro	6,660,071	Sell	05/18/12	8,785,000	8,884,644	(99,644)
Citigroup, Inc.	EU Euro	5,348,227	Sell	05/18/12	7,107,821	7,134,623	(26,802)
Citigroup, Inc.	EU Euro	3,679,953	Sell	05/18/12	4,890,308	4,909,117	(18,809)
Citigroup, Inc.	Mexican Peso	159,360,182	Sell	05/18/12	12,462,082	12,397,940	64,142
Citigroup, Inc.	British Pound	2,457,903	Sell	04/20/12	3,795,098	3,930,884	(135,786)
Citigroup, Inc.	New Zealand Dollar	9,386,445	Sell	04/20/12	7,320,704	7,675,276	(354,572)
Citigroup, Inc.	Mexican Peso	48,805,806	Sell	05/18/12	3,813,985	3,797,005	16,980
Citigroup, Inc.	Mexican Peso	13,756,133	Sell	05/18/12	1,037,000	1,070,203	(33,203)
Credit Suisse First Boston	Norwegian Krone	7,855,965	Sell	04/20/12	1,377,000	1,378,453	(1,453)
Credit Suisse First Boston	Norwegian Krone	6,887,761	Sell	04/20/12	1,186,000	1,208,567	(22,567)
Credit Suisse First Boston	Norwegian Krone	7,396,631	Sell	04/20/12	1,268,000	1,297,856	(29,856)
Credit Suisse First Boston	Norwegian Krone	8,128,558	Sell	04/20/12	1,426,000	1,426,284	(284)
Credit Suisse First Boston	Norwegian Krone	13,362,101	Sell	04/20/12	2,339,000	2,344,592	(5,592)
Credit Suisse First Boston	British Pound	5,575,486	Sell	04/20/12	8,871,000	8,916,783	(45,783)
Credit Suisse First Boston	Norwegian Krone	24,852,847	Sell	04/20/12	4,417,000	4,360,826	56,174
Credit Suisse First Boston	Norwegian Krone	62,189,770	Sell	04/20/12	11,042,000	10,912,180	129,820
Credit Suisse First Boston	British Pound	2,975,917	Sell	04/20/12	4,701,000	4,759,335	(58,335)
Credit Suisse First Boston	Norwegian Krone	50,149,495	Sell	04/20/12	8,788,000	8,799,523	(11,523)
Credit Suisse First Boston	Japanese Yen	145,072,486	Sell	05/18/12	1,736,000	1,753,484	(17,484)
Credit Suisse First Boston	Japanese Yen	365,266,755	Sell	05/18/12	4,474,000	4,414,961	59,039
Credit Suisse First Boston	EU Euro	3,378,587	Sell	05/18/12	4,433,000	4,507,090	(74,090)
Credit Suisse First Boston	EU Euro	3,336,083	Sell	05/18/12	4,436,000	4,450,390	(14,390)
Credit Suisse First Boston	Japanese Yen	163,726,565	Sell	05/18/12	2,019,000	1,978,955	40,045
Credit Suisse First Boston	Norwegian Krone	25,394,604	Sell	04/20/12	4,342,000	4,455,885	(113,885)
Credit Suisse First Boston	Hungarian Forint	363,648,690	Sell	04/20/12	1,452,759	1,642,461	(189,702)
Credit Suisse First Boston	EU Euro	5,039,697	Sell	05/18/12	6,594,000	6,723,038	(129,038)
Credit Suisse First Boston	Japanese Yen	168,555,358	Sell	05/18/12	2,213,000	2,037,320	175,680
Deutsche Bank AG	Norwegian Krone	24,887,481	Sell	04/20/12	4,378,000	4,366,903	11,097
Deutsche Bank AG	Swedish Krona	29,748,252	Sell	04/20/12	4,456,000	4,492,853	(36,853)
Deutsche Bank AG	Indian Rupee	345,517,290	Sell	04/20/12	6,687,000	6,750,218	(63,218)
Deutsche Bank AG	Norwegian Krone	8,518,267	Sell	04/20/12	1,478,000	1,494,665	(16,665)
Deutsche Bank AG	Australian Dollar	2,107,237	Sell	04/20/12	2,212,000	2,177,855	34,145
Deutsche Bank AG	Norwegian Krone	10,768,589	Sell	04/20/12	1,891,000	1,889,519	1,481
Deutsche Bank AG	New Zealand Dollar	7,920,431	Sell	04/20/12	6,514,000	6,476,520	37,480
Deutsche Bank AG	Norwegian Krone	12,507,197	Sell	04/20/12	2,232,000	2,194,586	37,414
Deutsche Bank AG	South Korean Won	10,783,969,300	Sell	04/20/12	9,529,000	9,502,844	26,156
Deutsche Bank AG	Australian Dollar	4,214,003	Sell	04/20/12	4,417,000	4,355,225	61,775
Deutsche Bank AG	Russian Ruble	133,917,300	Sell	05/18/12	4,509,000	4,534,331	(25,331)
Deutsche Bank AG	Swedish Krona	29,432,030	Sell	04/20/12	4,436,000	4,445,095	(9,095)
Deutsche Bank AG	EU Euro	6,486,744	Sell	05/18/12	8,652,000	8,653,423	(1,423)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	EU Euro	6,475,975	Sell	05/18/12	$8,652,000	$8,639,057	$12,943
Deutsche Bank AG	Hungarian Forint	657,829,690	Sell	04/20/12	3,018,757	2,971,164	47,593
Deutsche Bank AG	Swiss Franc	5,994,666	Sell	04/20/12	6,584,000	6,642,388	(58,388)
Deutsche Bank AG	Brazilian Real	8,804,853	Sell	04/20/12	5,053,000	4,801,431	251,569
Deutsche Bank AG	Japanese Yen	362,908,450	Sell	05/18/12	4,337,000	4,386,456	(49,456)
Deutsche Bank AG	Indonesian Rupiah	69,883,802,205	Sell	04/20/12	7,662,698	7,627,538	35,160
Deutsche Bank AG	Swedish Krona	29,322,475	Sell	04/20/12	4,393,000	4,428,549	(35,549)
Deutsche Bank AG	New Zealand Dollar	10,769,299	Sell	04/20/12	8,784,000	8,806,033	(22,033)
Deutsche Bank AG	Swedish Krona	28,454,129	Sell	04/20/12	4,177,000	4,297,403	(120,403)
Deutsche Bank AG	New Zealand Dollar	1,287,276	Sell	04/20/12	1,049,000	1,052,603	(3,603)
Deutsche Bank AG	Norwegian Krone	25,395,533	Sell	04/20/12	4,342,000	4,456,048	(114,048)
Deutsche Bank AG	EU Euro	3,279,867	Sell	05/18/12	4,415,000	4,375,397	39,603
Deutsche Bank AG	Canadian Dollar	9,001,213	Sell	05/18/12	8,972,000	9,015,205	(43,205)
Deutsche Bank AG	Norwegian Krone	6,046,963	Sell	04/20/12	1,016,000	1,061,035	(45,035)
Deutsche Bank AG	Canadian Dollar	8,816,741	Sell	05/18/12	8,793,000	8,830,447	(37,447)
Deutsche Bank AG	South Korean Won	1,243,952,500	Sell	04/20/12	1,085,000	1,096,172	(11,172)
Deutsche Bank AG	South African Rand	27,777,297	Sell	05/18/12	3,559,000	3,595,454	(36,454)
Deutsche Bank AG	Mexican Peso	55,186,515	Sell	05/18/12	4,293,000	4,293,413	(413)
Deutsche Bank AG	South Korean Won	1,329,292,600	Sell	04/20/12	1,154,000	1,171,374	(17,374)
Deutsche Bank AG	EU Euro	86,641	Sell	05/18/12	113,888	115,580	(1,692)
Deutsche Bank AG	South Korean Won	1,733,864,000	Sell	04/20/12	1,496,000	1,527,883	(31,883)
Deutsche Bank AG	South Korean Won	2,039,312,000	Sell	04/20/12	1,760,000	1,797,044	(37,044)
Deutsche Bank AG	Canadian Dollar	8,911,827	Sell	05/18/12	8,925,000	8,925,680	(680)
Deutsche Bank AG	British Pound	4,373,355	Sell	04/20/12	6,772,000	6,994,234	(222,234)
Deutsche Bank AG	Mexican Peso	26,131,750	Sell	05/18/12	1,995,079	2,033,003	(37,924)
Deutsche Bank AG	Colombian Peso	21,739,003,000	Sell	05/18/12	11,902,000	12,088,538	(186,538)
Deutsche Bank AG	Japanese Yen	268,608,564	Sell	05/18/12	3,526,000	3,246,658	279,342
Deutsche Bank AG	Mexican Peso	129,679,330	Sell	05/18/12	9,743,000	10,088,822	(345,822)
Deutsche Bank AG	Israeli New Shekel	12,426,590	Sell	05/18/12	3,265,000	3,342,387	(77,387)
Deutsche Bank AG	South African Rand	108,193,020	Sell	05/18/12	13,373,674	14,004,352	(630,678)
Deutsche Bank AG	Colombian Peso	13,202,782,562	Sell	05/18/12	7,183,233	7,341,750	(158,517)
Deutsche Bank AG	Mexican Peso	19,847,745	Sell	05/18/12	1,491,000	1,544,119	(53,119)
Deutsche Bank AG	Taiwan New Dollar	215,467,784	Sell	05/18/12	7,179,866	7,302,582	(122,716)
Deutsche Bank AG	South African Rand	56,135,715	Sell	05/18/12	6,727,352	7,266,128	(538,776)
HSBC	Chilean Peso	3,360,680,700	Sell	04/20/12	6,747,000	6,860,793	(113,793)
HSBC	Polish Zloty	28,343,676	Sell	05/18/12	8,744,000	9,068,990	(324,990)
HSBC	Brazilian Real	7,507,079	Sell	04/20/12	3,988,269	4,093,734	(105,465)
HSBC	Peruvian Nuevo Sol	1,531,939	Sell	05/18/12	565,395	573,865	(8,470)
JPMorgan Chase & Co.	British Pound	5,433,999	Sell	04/20/12	8,629,000	8,690,505	(61,505)
JPMorgan Chase & Co.	EU Euro	6,494,494	Sell	05/18/12	8,630,000	8,663,761	(33,761)
JPMorgan Chase & Co.	British Pound	1,318,608	Sell	04/20/12	2,071,000	2,108,828	(37,828)
JPMorgan Chase & Co.	British Pound	722,940	Sell	04/20/12	1,133,000	1,156,186	(23,186)
JPMorgan Chase & Co.	Swedish Krona	59,530,747	Sell	04/20/12	8,788,000	8,990,879	(202,879)
JPMorgan Chase & Co.	Japanese Yen	242,826,540	Sell	05/18/12	2,917,000	2,935,032	(18,032)
JPMorgan Chase & Co.	Canadian Dollar	2,931,898	Sell	05/18/12	2,954,000	2,936,456	17,544
JPMorgan Chase & Co.	British Pound	671,470	Sell	04/20/12	1,043,000	1,073,871	(30,871)
JPMorgan Chase & Co.	New Zealand Dollar	1,529,887	Sell	04/20/12	1,221,000	1,250,986	(29,986)
Morgan Stanley	Australian Dollar	4,221,941	Sell	04/20/12	4,433,000	4,363,429	69,571
Morgan Stanley	Canadian Dollar	4,324,198	Sell	05/18/12	4,321,000	4,330,920	(9,920)
Morgan Stanley	Mexican Peso	70,489,860	Sell	05/18/12	5,495,000	5,483,986	11,014
Morgan Stanley	South Korean Won	2,091,600,000	Sell	04/20/12	1,800,000	1,843,120	(43,120)
Morgan Stanley	Australian Dollar	18,617,274	Sell	04/20/12	18,820,053	19,241,185	(421,132)
Morgan Stanley	Taiwan New Dollar	226,445,050	Sell	05/18/12	7,618,000	7,674,621	(56,621)
Morgan Stanley	New Zealand Dollar	2,860,336	Sell	04/20/12	2,393,000	2,338,891	54,109
UBS Warburg LLC	British Pound	1,347,035	Sell	04/20/12	2,139,000	2,154,291	(15,291)
UBS Warburg LLC	Swedish Krona	42,054,554	Sell	04/20/12	6,336,000	6,351,464	(15,464)
UBS Warburg LLC	EU Euro	1,409,050	Sell	05/18/12	1,847,000	1,879,696	(32,696)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
UBS Warburg LLC	Japanese Yen	40,837,650	Sell	05/18/12	$534,000	$493,603	$40,397
							$(5,441,218)

ING Global Bond Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	88	06/07/12	$14,877,339	$44,263
90-Day Eurodollar	88	03/17/14	21,806,400	42,449
90-Day Eurodollar	88	03/14/16	21,511,600	62,875
Canada 10-Year Bond	48	06/20/12	6,315,144	(11,675)
Euro-Bund	103	06/07/12	19,024,620	188,593
Long Gilt	102	06/27/12	18,682,054	20,180
Short Gilt	60	06/27/12	10,022,073	(4,838)
U.S. Treasury 10-Year Note	5	06/20/12	647,422	(9,309)
U.S. Treasury 2-Year Note	115	06/29/12	25,316,171	(7,476)
			$138,202,823	$325,062
Short Contracts
90-Day Eurodollar	176	03/16/15	43,335,600	(112,804)
Australia 10-Year Bond	34	06/15/12	4,088,314	21,637
Australia 3-Year Bond	29	06/15/12	3,220,511	(4,713)
Euro-Bobl 5-Year	40	06/07/12	6,621,054	(8,956)
Euro-Schatz	152	06/07/12	22,367,490	(1,516)
Medium Gilt	63	06/27/12	11,358,541	(13,647)
U.S. Treasury 5-Year Note	458	06/29/12	56,122,890	210,145
U.S. Treasury Long Bond	341	06/20/12	46,972,750	474,241
U.S. Treasury Ultra Long Bond	23	06/20/12	3,472,281	52,317
			$197,559,431	$616,704

ING Global Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on March 31, 2012:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	CDX.EM.16	Buy	(5.000)	12/20/16	USD	7,400,000	$(846,015)	$(886,657)	$40,642
Deutsche Bank AG	CDX.EM.16	Buy	(5.000)	12/20/16	USD	11,100,000	(1,269,022)	(1,329,985)	60,963
							$(2,115,037)	$(2,216,642)	$101,605

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	Republic of Turkey	Buy	(1.000)	03/20/17	USD	1,047,483	60,542	62,613	(2,071)
Morgan Stanley	Spanish Government Bond	Buy	(1.000)	06/20/17	USD	12,842,000	1,833,344	1,889,803	(56,459)
Deutsche Bank AG	United Mexican States	Buy	(1.000)	03/20/17	USD	8,875,318	56,322	146,265	(89,943)
							1,950,208	2,098,681	$(148,473)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/12 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Federative Republic of Brazil	Sell	1.000	03/20/17	1.173	USD	8,875,318	$(73,524)	$(154,519)	$80,995
Morgan Stanley	Ireland	Sell	1.000	03/20/17	5.719	USD	5,327,000	(982,516)	(951,672)	(30,844)
Citigroup, Inc.	Romania	Sell	1.000	03/20/17	3.104	USD	1,047,483	(99,338)	(102,134)	2,796
								(1,155,378)	(1,208,325)	$52,947

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

(1)

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING Global Bond Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on March 31, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.233% and pay a floating rate based on the AUD-BBR-BBSW Counterparty: Credit Suisse First Boston	03/09/15	AUD	69,800,000	$(33,324)	$—	$(33,324)
Receive a floating rate based on AUD-BBR-BBSW and pay a fixed rate equal to 4.820% Counterparty: Credit Suisse First Boston	03/09/22	AUD	29,900,000	(35,475)	—	(35,475)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Bank of America	01/02/17	BRL	49,000,000	24,749	—	24,749
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Deutsche Bank AG	01/02/17	BRL	27,000,000	11,644	—	11,644
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Morgan Stanley	01/02/17	BRL	28,500,000	14,395	—	14,395
Receive a fixed rate equal to 4.750% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/01/17	CLP	4,800,000,000	(431,843)	—	(431,843)
Receive a fixed rate equal to 4.790% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/02/17	CLP	4,800,000,000	(414,785)	—	(414,785)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/03/17	CLP	4,800,000,000	(397,724)	—	(397,724)
Receive a floating rate based on CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.850% Counterparty: Bank of America	03/23/17	CZK	160,000,000	(39,443)	—	(39,443)
Receive a floating rate based on CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.755% Counterparty: Deutsche Bank AG	12/12/16	CZK	194,000,000	(6,276)	—	(6,276)
Receive a floating rate based on the 6-month EUR-EURIBOR Reuters and pay a fixed rate equal to 1.176% Counterparty: Deutsche Bank AG	02/21/14	EUR	97,700,000	(101,940)	—	(101,940)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month EUR-EURIBOR Reuters and pay a fixed rate equal to 1.176% Counterparty: Morgan Stanley	02/27/17	EUR	32,000,000	$(60,599)	$—	$(60,599)
Receive a fixed rate equal to 1.313% and pay a floating rate based on the 6-month GBP LIBOR Counterparty: Deutsche Bank AG	02/17/14	GBP	77,500,000	139,610	—	139,610
Receive a fixed rate equal to 7.843% and pay a floating rate based on the 6-month HUF BUBOR Counterparty: Morgan Stanley	01/25/14	HUF	4,500,000,000	112,579	—	112,579
Receive a floating rate based on 6-month HUF BUBOR and pay a fixed rate equal to 7.618% Counterparty: Morgan Stanley	01/25/17	HUF	1,840,000,000	(168,243)	—	(168,243)
Receive a floating rate based on 3-month ILS-TELBOR01 and pay a fixed rate equal to 2.66% Counterparty: Deutsche Bank AG	02/13/14	ILS	82,000,000	39,237	—	39,237
Receive a floating rate based on 3-month ILS-TELBOR01 and pay a fixed rate equal to 2.66% Counterparty: Deutsche Bank AG	02/13/22	ILS	19,500,000	(72,410)	—	(72,410)
Receive a fixed rate equal to 7.540% and pay a floating rate based on the INR-MIBOR-OIS-COMPOUND Counterparty: Citigroup, Inc.	03/09/13	INR	1,000,000,000	(85,074)	—	(85,074)
Receive a fixed rate equal to 7.530% and pay a floating rate based on the INR-MIBOR-OIS-COMPOUND Counterparty: Credit Suisse First Boston	02/24/17	INR	500,000,000	(33,023)	—	(33,023)
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 3.660% Counterparty: Credit Suisse First Boston	03/26/17	KRW	10,000,000,000	(20,566)	—	(20,566)
Receive a fixed rate equal to 7.400% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Bank of America	01/06/32	MXN	50,000,000	(155,078)	—	(155,078)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	08/09/13	MXN	129,337,317	(8,276)	—	(8,276)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.580% Counterparty: Deutsche Bank AG	08/05/16	MXN	113,170,152	(11,801)	—	(11,801)
Receive a fixed rate equal to 6.480% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	07/30/21	MXN	32,334,329	(12,833)	—	(12,833)
Receive a fixed rate equal to 7.580% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Deutsche Bank AG	01/02/32	MXN	50,000,000	(70,749)	(1)	(70,748)
Receive a floating rate based on the 3-month MYR-KLIBOR-BNM and pay a fixed rate equal to 3.980% Counterparty: Credit Suisse First Boston	03/22/22	MYR	15,000,000	28,904	—	28,904
Receive a fixed rate equal to 2.905% and pay a floating rate based on the 6-month NOK NIBOR Counterparty: Deutsche Bank AG	01/20/17	NOK	302,300,000	(551,112)	—	(551,112)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month PLN-WIBOR-WIBO Counterparty: Bank of America	01/16/14	PLN	80,000,000	(5,834)	—	(5,834)
Receive a fixed rate equal to 4.850% and pay a floating rate based on the 6-month PLN-WIBOR-WIBO Counterparty: Bank of America	01/30/14	PLN	75,000,000	4,477	—	4,477
Receive a floating rate based on 6-month PLZ-WIBOR-WIBO and pay a fixed rate equal to 5.095% Counterparty: Bank of America	12/01/16	PLN	33,000,000	(108,676)	—	(108,676)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.860% Counterparty: Bank of America	01/16/17	PLN	34,000,000	(4,834)	—	(4,834)
Receive a floating rate based on 6-month PLZ-WIBOR-WIBO and pay a fixed rate equal to 4.860% Counterparty: Deutsche Bank AG	03/26/17	PLN	29,000,000	(4,031)	—	(4,031)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on 6-month PLZ-WIBOR-WIBO and pay a fixed rate equal to 4.790% Counterparty: UBS Warburg LLC	02/28/17	PLN	60,000,000	$51,496	$—	$51,496
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.768% Counterparty: Citigroup, Inc.	02/10/21	USD	20,000,000	(2,728,703)	—	(2,728,703)
Receive a fixed rate equal to 2.788% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Morgan Stanley	03/16/20	USD	44,000,000	106,689	—	106,689
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.453% Counterparty: Morgan Stanley	03/16/45	USD	17,300,000	(147,206)	—	(147,206)
Receive a fixed rate equal to 6.820% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: Morgan Stanley	11/16/16	ZAR	85,000,000	(6,994)	—	(6,994)
Receive a fixed rate equal to 6.670% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: Morgan Stanley	01/30/17	ZAR	81,000,000	(94,466)	—	(94,466)
Receive a fixed rate equal to 6.680% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: Morgan Stanley	02/06/17	ZAR	78,000,000	(89,148)	—	(89,148)
Receive a fixed rate equal to 6.690% and pay a floating rate based on the 3-month ZAR-JIBAR-SAFEX Counterparty: UBS Warburg LLC	02/06/17	ZAR	83,000,000	(90,325)	—	(90,325)
				$(5,457,011)	$(1)	$(5,457,010)

ING Global Bond Portfolio Written OTC Options on March 31, 2012:

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options On Currencies
22,000,000	Morgan Stanley	USD Call vs. JPY Put Currency Option	84.000	USD	04/10/12	$72,600	$(57,880)
22,100,000	Deutsche Bank AG	USD Put vs. EUR Call Currency Option	1.370	USD	04/25/12	170,348	(28,189)
10,800,000	Deutsche Bank AG	USD Put vs. JPY Call Currency Option	75.000	USD	07/03/12	217,620	(17,093)
			Total Written OTC Options			$460,568	$(103,162)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2012:

Derivatives Fair Value*
Credit contracts	$(994,064)
Foreign exchange contracts	(1,787,436)
Interest rate contracts	(4,515,245)
Total	$(7,296,745)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2015 Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
		Affiliated Investment Companies: 100.1%
921,064	@	ING Emerging Markets Index Portfolio - Class I	$10,684,340	5.0
3,137,805		ING International Index Portfolio - Class I	25,604,489	12.1
320,358		ING RussellTM Small Cap Index Portfolio - Class I	4,228,732	2.0
1,860,452		ING RussellTM Mid Cap Index Portfolio - Class I	23,385,886	11.0
3,271,493	@	ING U.S. Stock Index Portfolio - Class I	38,309,184	18.1
9,910,157		ING U.S. Bond Index Portfolio - Class I	110,002,742	51.9
		Total Mutual Funds (Cost $203,126,204)	212,215,373	100.1
		Liabilities in Excess of Other Assets	(166,653)	(0.1)
		Net Assets	$212,048,720	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $203,464,204.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$8,751,169
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$8,751,169

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Mutual Funds	$212,215,373	$—	$—	$212,215,373
Total Investments, at value	$212,215,373	$—	$—	$212,215,373

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2020 Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 99.8%
		Affiliated Investment Companies: 99.8%
90	@	ING Emerging Markets Index Portfolio - Class I	$1,048	6.0
321		ING International Index Portfolio - Class I	2,616	15.0
39		ING RussellTM Small Cap Index Portfolio - Class I	518	3.0
180		ING RussellTM Mid Cap Index Portfolio - Class I	2,259	13.0
342	@	ING U.S. Stock Index Portfolio - Class I	4,000	23.0
623		ING U.S. Bond Index Portfolio - Class I	6,916	39.8
		Total Mutual Funds (Cost $15,699)	17,357	99.8
		Assets in Excess of Other Liabilities	31	0.2
		Net Assets	$17,388	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $15,707.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,650
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$1,650

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Mutual Funds	$17,357	$—	$—	$17,357
Total Investments, at value	$17,357	$—	$—	$17,357

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2025 Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
		Affiliated Investment Companies: 100.1%
1,504,813	@	ING Emerging Markets Index Portfolio - Class I	$17,455,828	6.0
6,052,120		ING International Index Portfolio - Class I	49,385,301	17.1
872,350		ING RussellTM Small Cap Index Portfolio - Class I	11,515,024	4.0
3,223,824		ING RussellTM Mid Cap Index Portfolio - Class I	40,523,461	14.0
7,176,078	@	ING U.S. Stock Index Portfolio - Class I	84,031,874	29.1
7,785,037		ING U.S. Bond Index Portfolio - Class I	86,413,914	29.9
		Total Mutual Funds (Cost $269,978,870)	289,325,402	100.1
		Liabilities in Excess of Other Assets	(209,114)	(0.1)
		Net Assets	$289,116,288	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $270,494,861.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$18,830,541
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$18,830,541

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Mutual Funds	$289,325,402	$—	$—	$289,325,402
Total Investments, at value	$289,325,402	$—	$—	$289,325,402

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2030 Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 99.9%
		Affiliated Investment Companies: 99.9%
110	@	ING Emerging Markets Index Portfolio - Class I	$1,276	7.0
424		ING International Index Portfolio - Class I	3,458	19.0
55		ING RussellTM Small Cap Index Portfolio - Class I	721	4.0
231		ING RussellTM Mid Cap Index Portfolio - Class I	2,902	16.0
512	@	ING U.S. Stock Index Portfolio - Class I	5,991	33.0
341		ING U.S. Bond Index Portfolio - Class I	3,790	20.9
		Total Mutual Funds
		(Cost $15,902)	18,138	99.9
		Assets in Excess of Other Liabilities	21	0.1
		Net Assets	$18,159	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $15,907.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$2,231
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$2,231

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Mutual Funds	$18,138	$—	$—	$18,138
Total Investments, at value	$18,138	$—	$—	$18,138

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2035 Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
		Affiliated Investment Companies: 100.1%
1,338,680	@	ING Emerging Markets Index Portfolio - Class I	$15,528,686	7.0
5,429,226		ING International Index Portfolio - Class I	44,302,487	20.1
831,496		ING RussellTM Small Cap Index Portfolio - Class I	10,975,753	5.0
2,809,417		ING RussellTM Mid Cap Index Portfolio - Class I	35,314,372	16.0
7,358,773	@	ING U.S. Stock Index Portfolio - Class I	86,171,230	39.1
2,573,155		ING U.S. Bond Index Portfolio - Class I	28,562,022	12.9
		Total Mutual Funds
		(Cost $204,501,351)	220,854,550	100.1
		Liabilities in Excess of Other Assets	(188,859)	(0.1)
		Net Assets	$220,665,691	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $204,966,087.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$15,888,463
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$15,888,463

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Mutual Funds	$220,854,550	$—	$—	$220,854,550
Total Investments, at value	$220,854,550	$—	$—	$220,854,550

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2040 Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 99.7%
		Affiliated Investment Companies: 99.7%
113	@	ING Emerging Markets Index Portfolio - Class I	$1,315	7.0
552		ING International Index Portfolio - Class I	4,501	24.0
70		ING RussellTM Small Cap Index Portfolio - Class I	929	5.0
238		ING RussellTM Mid Cap Index Portfolio - Class I	2,990	15.9
671	@	ING U.S. Stock Index Portfolio - Class I	7,856	41.9
101		ING U.S. Bond Index Portfolio - Class I	1,116	5.9
		Total Mutual Funds
		(Cost $16,045)	18,707	99.7
		Assets in Excess of Other Liabilities	47	0.3
		Net Assets	$18,754	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $16,046.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$2,661
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$2,661

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Mutual Funds	$18,707	$—	$—	$18,707
Total Investments, at value	$18,707	$—	$—	$18,707

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2045 Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
		Affiliated Investment Companies: 100.1%
783,150	@	ING Emerging Markets Index Portfolio - Class I	$9,084,543	7.0
3,970,242		ING International Index Portfolio - Class I	32,397,177	25.1
486,444		ING RussellTM Small Cap Index Portfolio - Class I	6,421,055	5.0
1,643,564		ING RussellTM Mid Cap Index Portfolio - Class I	20,659,596	16.0
4,636,178	@	ING U.S. Stock Index Portfolio - Class I	54,289,641	42.0
578,992		ING U.S. Bond Index Portfolio - Class I	6,426,813	5.0
		Total Mutual Funds
		(Cost $119,001,098)	129,278,825	100.1
		Liabilities in Excess of Other Assets	(139,780)	(0.1)
		Net Assets	$129,139,045	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $119,373,460.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$9,905,365
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$9,905,365

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Mutual Funds	$129,278,825	$—	$—	$129,278,825
Total Investments, at value	$129,278,825	$—	$—	$129,278,825

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2050 Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 99.8%
		Affiliated Investment Companies: 99.8%
113	@	ING Emerging Markets Index Portfolio - Class I	$1,317	7.0
575		ING International Index Portfolio - Class I	4,695	25.0
70		ING RussellTM Small Cap Index Portfolio - Class I	930	5.0
238		ING RussellTM Mid Cap Index Portfolio - Class I	2,994	15.9
672	@	ING U.S. Stock Index Portfolio - Class I	7,867	41.9
84		ING U.S. Bond Index Portfolio - Class I	931	5.0
		Total Mutual Funds
		(Cost $16,038)	18,734	99.8
		Assets in Excess of Other Liabilities	43	0.2
		Net Assets	$18,777	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$2,696
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$2,696

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Mutual Funds	$18,734	$—	$—	$18,734
Total Investments, at value	$18,734	$—	$—	$18,734

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2055 Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 100.5%
		Affiliated Investment Companies: 100.5%
94,926	@	ING Emerging Markets Index Portfolio - Class I	$1,101,145	7.0
481,238		ING International Index Portfolio - Class I	3,926,903	25.2
58,964		ING RussellTM Small Cap Index Portfolio - Class I	778,328	5.0
199,220		ING RussellTM Mid Cap Index Portfolio - Class I	2,504,194	16.1
561,957	@	ING U.S. Stock Index Portfolio - Class I	6,580,519	42.2
70,178		ING U.S. Bond Index Portfolio - Class I	778,980	5.0
		Total Mutual Funds
		(Cost $14,676,823)	15,670,069	100.5
		Liabilities in Excess of Other Assets	(81,772)	(0.5)
		Net Assets	$15,588,297	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $14,740,237.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$929,832
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$929,832

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Mutual Funds	$15,670,069	$—	$—	$15,670,069
Total Investments, at value	$15,670,069	$—	$—	$15,670,069

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Index Solution Income Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 99.9%
		Affiliated Investment Companies: 99.9%
477,201	@	ING Emerging Markets Index Portfolio - Class I	$5,535,533	3.0
1,354,738		ING International Index Portfolio - Class I	11,054,665	6.0
1,314,396		ING RussellTM Mid Cap Index Portfolio - Class I	16,521,959	9.0
2,667,969	@	ING U.S. Stock Index Portfolio - Class I	31,241,912	17.1
10,696,326		ING U.S. Bond Index Portfolio - Class I	118,729,220	64.8
		Total Mutual Funds
		(Cost $174,436,132)	183,083,289	99.9
		Assets in Excess of Other Liabilities	103,018	0.1
		Net Assets	$183,186,307	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $174,794,122.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$8,289,167
		Gross Unrealized Depreciation	—
		Net Unrealized Appreciation	$8,289,167

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Mutual Funds	$183,083,289	$—	$—	$183,083,289
Total Investments, at value	$183,083,289	$—	$—	$183,083,289

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Comstock Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Consumer Discretionary: 15.0%
58,250		Carnival Corp.	$1,868,660	0.6
402,206		Comcast Corp. — Class A	12,070,202	3.6
185,907	@	General Motors Co.	4,768,515	1.4
128,888		Lowe’s Cos., Inc.	4,044,505	1.2
275,618		News Corp. - Class B	5,506,848	1.6
171,582		Staples, Inc.	2,776,197	0.8
43,543		Target Corp.	2,537,251	0.7
83,455		Time Warner Cable, Inc.	6,801,583	2.0
103,766		Time Warner, Inc.	3,917,166	1.2
136,540		Viacom - Class B	6,480,188	1.9
			50,771,115	15.0
		Consumer Staples: 7.0%
54,054		Avon Products, Inc.	1,046,485	0.3
136,732		CVS Caremark Corp.	6,125,594	1.8
139,542		Kraft Foods, Inc.	5,303,991	1.6
22,622		PepsiCo, Inc.	1,500,970	0.4
18,705		Procter & Gamble Co.	1,257,163	0.4
154,352		Unilever NV ADR	5,252,599	1.6
51,266		Wal-Mart Stores, Inc.	3,137,479	0.9
			23,624,281	7.0
		Energy: 12.0%
152,243		BP PLC ADR	6,850,935	2.0
99,417		Chesapeake Energy Corp.	2,303,492	0.7
59,966		Chevron Corp.	6,430,754	1.9
183,131		Halliburton Co.	6,078,118	1.8
64,434		Murphy Oil Corp.	3,625,701	1.1
45,971		Noble Corp.	1,722,533	0.5
61,546		QEP Resources, Inc.	1,877,153	0.5
89,996		Royal Dutch Shell PLC - Class A ADR	6,311,419	1.9
361,629	@	Weatherford International Ltd.	5,456,982	1.6
			40,657,087	12.0
		Financials: 22.2%
26,658		Aflac, Inc.	1,226,001	0.4
240,421		Allstate Corp.	7,914,659	2.3
482,298		Bank of America Corp.	4,615,592	1.4
284,844		Bank of New York Mellon Corp.	6,873,286	2.0
276,159		Citigroup, Inc.	10,093,612	3.0
202,878		Fifth Third Bancorp.	2,850,436	0.8
25,676		Goldman Sachs Group, Inc.	3,193,324	1.0
234,817		JPMorgan Chase & Co.	10,796,886	3.2
105,998		Metlife, Inc.	3,959,025	1.2
161,745		Morgan Stanley	3,176,672	0.9
80,384		PNC Financial Services Group, Inc.	5,183,964	1.5
34,904		State Street Corp.	1,588,132	0.5
67,432		Travelers Cos., Inc.	3,991,974	1.2
77,782		US Bancorp.	2,464,134	0.7
205,750		Wells Fargo & Co.	7,024,305	2.1
			74,952,002	22.2
		Health Care: 13.4%
186,908		Bristol-Myers Squibb Co.	6,308,145	1.9
71,957		Cardinal Health, Inc.	3,102,066	0.9
76,487		GlaxoSmithKline PLC ADR	3,435,031	1.0
161,802		Merck & Co., Inc.	6,213,197	1.8
21,323		Novartis AG	1,180,391	0.3
383,649		Pfizer, Inc.	8,693,487	2.6
62,206		Roche Holding AG ADR ADR	2,714,670	0.8
91,227		Sanofi-Aventis SA ADR	3,535,046	1.1
114,770		UnitedHealth Group, Inc.	6,764,544	2.0
46,274		WellPoint, Inc.	3,415,021	1.0
			45,361,598	13.4
		Industrials: 6.1%
46,818		Emerson Electric Co.	2,442,963	0.7
253,156		General Electric Co.	5,080,841	1.5
55,364		Honeywell International, Inc.	3,379,972	1.0
174,303		Ingersoll-Rand PLC	7,207,429	2.1
92,406		Textron, Inc.	2,571,659	0.8
			20,682,864	6.1
		Information Technology: 11.3%
138,817		Cisco Systems, Inc.	2,935,980	0.9
189,524		Corning, Inc.	2,668,498	0.8
137,995	@	Dell, Inc.	2,290,717	0.7
193,568	@	eBay, Inc.	7,140,723	2.1
237,080		Hewlett-Packard Co.	5,649,616	1.7
91,275		Intel Corp.	2,565,740	0.7
22,468		KLA-Tencor Corp.	1,222,709	0.4
276,987		Microsoft Corp.	8,932,831	2.6
323,243	@	Yahoo!, Inc.	4,919,758	1.4
			38,326,572	11.3
		Materials: 3.4%
372,042		Alcoa, Inc.	3,727,861	1.1
225,408		International Paper Co.	7,911,821	2.3
			11,639,682	3.4
		Telecommunications: 3.3%
111,619		AT&T, Inc.	3,485,861	1.0
120,615		Verizon Communications, Inc.	4,611,112	1.4
115,329		Vodafone Group PLC ADR	3,191,153	0.9
			11,288,126	3.3
		Utilities: 2.6%
81,068		FirstEnergy Corp.	3,695,890	1.1
177,326		PPL Corp.	5,011,233	1.5
			8,707,123	2.6
		Total Common Stock
		(Cost $267,173,316)	326,010,450	96.3

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Comstock Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
		Mutual Funds: 3.6%
12,206,683		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $12,206,683)	$12,206,683	3.6
		Total Short-Term Investments
		(Cost $12,206,683)	12,206,683	3.6
		Total Investments in Securities (Cost $279,379,999)	$338,217,133	99.9
		Assets in Excess of Other Liabilities	254,155	0.1
		Net Assets	$338,471,288	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $309,861,220.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$70,511,211
		Gross Unrealized Depreciation	(42,155,298)
		Net Unrealized Appreciation	$28,355,913

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$50,771,115	$—	$—	$50,771,115
Consumer Staples	23,624,281	—	—	23,624,281
Energy	40,657,087	—	—	40,657,087
Financials	74,952,002	—	—	74,952,002
Health Care	44,181,207	1,180,391	—	45,361,598
Industrials	20,682,864	—	—	20,682,864
Information Technology	38,326,572	—	—	38,326,572
Materials	11,639,682	—	—	11,639,682
Telecommunications	11,288,126	—	—	11,288,126
Utilities	8,707,123	—	—	8,707,123
Total Common Stock	324,830,059	1,180,391	—	326,010,450
Short-Term Investments	12,206,683	—	—	12,206,683
Total Investments, at value	$337,036,742	$1,180,391	$—	$338,217,133

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 63.0%
		Consumer Discretionary: 6.9%
160,513		Carnival Corp.	$5,149,257	0.7
444,226		Comcast Corp. — Class A	13,331,222	1.7
149,541		Home Depot, Inc.	7,523,408	0.9
112,520		Time Warner Cable, Inc.	9,170,380	1.1
263,807		Time Warner, Inc.	9,958,714	1.2
226,218		Viacom - Class B	10,736,307	1.3
			55,869,288	6.9
		Consumer Staples: 8.3%
189,200		Archer-Daniels-Midland Co.	5,990,072	0.7
473,927		Avon Products, Inc.	9,175,227	1.1
75,034		Coca-Cola Co.	5,553,266	0.7
37,964	@	Energizer Holdings, Inc.	2,816,170	0.4
140,558		Kraft Foods, Inc.	5,342,610	0.7
88,900		PepsiCo, Inc.	5,898,515	0.7
197,654		Procter & Gamble Co.	13,284,325	1.6
234,618		Sysco Corp.	7,005,693	0.9
221,600		Unilever NV ADR	7,541,048	0.9
151,901		Walgreen Co.	5,087,164	0.6
			67,694,090	8.3
		Energy: 8.0%
159,447		Anadarko Petroleum Corp.	12,491,078	1.5
85,037		Baker Hughes, Inc.	3,566,452	0.4
59,608	@	Cameron International Corp.	3,149,091	0.4
54,995		ConocoPhillips	4,180,170	0.5
72,777		Devon Energy Corp.	5,175,900	0.6
79,475		ExxonMobil Corp.	6,892,867	0.9
107,448		Hess Corp.	6,334,059	0.8
55,433		Occidental Petroleum Corp.	5,278,884	0.7
126,536		Royal Dutch Shell PLC - Class A ADR	8,873,970	1.1
46,431		Schlumberger Ltd.	3,246,920	0.4
156,142		Williams Cos., Inc.	4,810,735	0.6
36,001	@	WPX Energy, Inc.	648,378	0.1
			64,648,504	8.0
		Financials: 13.7%
70,989		AON Corp.	3,482,720	0.4
170,439		BB&T Corp.	5,350,080	0.7
398,765		Charles Schwab Corp.	5,730,253	0.7
60,582		Chubb Corp.	4,186,822	0.5
280,805		Citigroup, Inc.	10,263,423	1.3
120,730		Comerica, Inc.	3,906,823	0.5
292,428		Fifth Third Bancorp.	4,108,613	0.5
611,065		JPMorgan Chase & Co.	28,096,769	3.5
475,870		Marsh & McLennan Cos., Inc.	15,603,777	1.9
93,398		Northern Trust Corp.	4,431,735	0.5
164,845		PNC Financial Services Group, Inc.	10,630,854	1.3
108,267		State Street Corp.	4,926,149	0.6
133,034		US Bancorp.	4,214,517	0.5
197,034		Wells Fargo & Co.	6,726,741	0.8
			111,659,276	13.7
		Health Care: 8.0%
27,382		Abbott Laboratories	1,678,243	0.2
280,061		Bristol-Myers Squibb Co.	9,452,059	1.2
86,676		Cardinal Health, Inc.	3,736,602	0.5
85,340		Cigna Corp.	4,202,995	0.5
62,689		Eli Lilly & Co.	2,524,486	0.3
45,248	@	Hospira, Inc.	1,691,823	0.2
226,615		Medtronic, Inc.	8,881,042	1.1
258,611		Merck & Co., Inc.	9,930,662	1.2
497,741		Pfizer, Inc.	11,278,811	1.4
187,585		UnitedHealth Group, Inc.	11,056,260	1.4
3,294		WellPoint, Inc.	243,097	0.0
			64,676,080	8.0
		Industrials: 6.1%
106,357		Cintas Corp.	4,160,686	0.5
1,230,642		General Electric Co.	24,698,985	3.1
182,714		Ingersoll-Rand PLC	7,555,224	0.9
231,911		Tyco International Ltd.	13,028,760	1.6
			49,443,655	6.1
		Information Technology: 7.1%
177,311	@	Amdocs Ltd.	5,599,481	0.7
373,923		Applied Materials, Inc.	4,651,602	0.6
268,235	@	Dell, Inc.	4,452,701	0.5
398,538	@	eBay, Inc.	14,702,067	1.8
201,233		Hewlett-Packard Co.	4,795,382	0.6
181,809		Intel Corp.	5,110,651	0.6
421,114		Microsoft Corp.	13,580,927	1.7
266,215		Western Union Co.	4,685,384	0.6
			57,578,195	7.1
		Materials: 0.7%
62,027		PPG Industries, Inc.	5,942,187	0.7

		Telecommunications: 2.0%
170,511		Verizon Communications, Inc.	6,518,636	0.8
344,760		Vodafone Group PLC ADR	9,539,509	1.2
			16,058,145	2.0
		Utilities: 2.2%
150,601		American Electric Power Co., Inc.	5,810,187	0.7
107,325		Edison International	4,562,386	0.6
43,112		Entergy Corp.	2,897,126	0.3
103,477		FirstEnergy Corp.	4,717,516	0.6
			17,987,215	2.2
		Total Common Stock
		(Cost $412,500,363)	511,556,635	63.0

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.3%
102,300		SPDR S&P Homebuilders	$2,182,059	0.3

		Total Exchange-Traded Funds
		(Cost $1,790,748)	2,182,059	0.3
PREFERRED STOCK: 1.7%
		Consumer Discretionary: 0.1%
7,890		Nielsen Holdings NV	460,086	0.1

		Energy: 0.5%
88,000	P	El Paso Energy Capital Trust I	4,056,800	0.5

		Financials: 0.5%
35,144		Keycorp	3,959,147	0.5

		Health Care: 0.4%
1,600	@	Healthsouth Corp.	1,576,400	0.2
30,451	P	Omnicare, Inc.	1,446,423	0.2
			3,022,823	0.4

		Industrials: 0.2%
179,631	#,@	Swift Mandatory Common Exchange Security Trust	1,998,610	0.2
		Total Preferred Stock
		(Cost $11,990,857)	13,497,466	1.7

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 19.0%
		Consumer Discretionary: 2.8%
580,000		Advance Auto Parts, Inc., 5.750%, 05/01/20	$647,400	0.1
395,000		Autozone, Inc., 6.500%, 01/15/14	432,447	0.1
390,000		Best Buy Co., Inc., 5.500%, 03/15/21	381,961	0.0
550,000		Comcast Corp., 5.700%, 05/15/18	649,810	0.1
400,000		Continental Airlines 2012-1 Class A Pass Thru Trusts, 4.150%, 04/11/24	392,000	0.1
60,000	#	Cox Communications, Inc., 8.375%, 03/01/39	84,521	0.0
185,000	#	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	183,528	0.0
310,000	#	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	302,178	0.0
950,000		DirecTV Holdings, LLC, 7.625%, 05/15/16	995,999	0.1
2,575,000	#	Gaylord Entertainment Co., 3.750%, 10/01/14	3,315,313	0.4
803,000		Interpublic Group of Cos., Inc., 4.750%, 03/15/23	922,446	0.1
2,785,000		International Game Technology, 3.250%, 05/01/14	3,171,419	0.4
2,349,100		Liberty Media Corp., 3.125%, 03/30/23	2,848,284	0.4
4,434,000		MGM Resorts International, 4.250%, 04/15/15	4,705,583	0.6
200,000		NBCUniversal Media LLC, 2.100%, 04/01/14	204,326	0.0
125,000		NBCUniversal Media LLC, 5.150%, 04/30/20	141,665	0.0
210,000		NBCUniversal Media LLC, 5.950%, 04/01/41	241,823	0.0
645,000		Target Corp., 2.900%, 01/15/22	638,577	0.1
245,000		Time Warner Cable, Inc., 8.750%, 02/14/19	319,730	0.0
445,000		Time Warner Cable, Inc., 5.875%, 11/15/40	479,752	0.1
160,000		Time Warner, Inc., 5.875%, 11/15/16	187,562	0.0
555,000		Tupperware Brands Corp., 4.750%, 06/01/21	565,372	0.1
200,000		WPP Finance UK, 8.000%, 09/15/14	229,413	0.0
555,000		Wyndham Worldwide Corp., 5.625%, 03/01/21	598,357	0.1
115,000		Yum! Brands, Inc., 6.250%, 03/15/18	137,137	0.0
			22,776,603	2.8
		Consumer Staples: 0.4%
375,000		Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15	402,785	0.1
240,000		Corn Products International, Inc., 6.625%, 04/15/37	271,526	0.0
380,352		CVS Pass-Through Trust, 6.036%, 12/10/28	418,142	0.1
235,000		Delhaize Group, 5.875%, 02/01/14	252,785	0.0
415,000	#	FBG Finance Ltd., 5.125%, 06/15/15	459,299	0.1
295,000	#	Grupo Bimbo S.A.B de CV, 4.875%, 06/30/20	312,245	0.0
355,000		Kraft Foods, Inc., 6.875%, 01/26/39	445,335	0.1
170,000		Kraft Foods, Inc., 5.375%, 02/10/20	196,784	0.0
100,000		Kraft Foods, Inc., 6.875%, 02/01/38	125,669	0.0
50,000		Wal-Mart Stores, Inc., 6.500%, 08/15/37	65,864	0.0
			2,950,434	0.4

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: 0.6%
145,000		Enterprise Products Operating L.P., 5.250%, 01/31/20	$162,141	0.0
300,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	356,425	0.1
1,555,000		Helix Energy Solutions Group, Inc., 3.250%, 12/15/25	1,578,325	0.2
250,000		Hess Corp., 5.600%, 02/15/41	272,003	0.0
250,000		Husky Energy, Inc., 3.950%, 04/15/22	252,096	0.0
130,000		Noble Holding International Ltd., 2.500%, 03/15/17	131,193	0.0
370,000		Petroleos Mexicanos, 5.500%, 01/21/21	409,775	0.1
320,000	#	Phillips 66, 1.950%, 03/05/15	322,442	0.1
295,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	290,097	0.0
625,000	#	Southwestern Energy Co., 4.100%, 03/15/22	620,537	0.1
165,000		Spectra Energy Capital, LLC, 7.500%, 09/15/38	207,739	0.0
123,000	#	Stone Energy Corp., 1.750%, 03/01/17	119,816	0.0
215,000		Texas Eastern Transmission LP, 7.000%, 07/15/32	265,013	0.0
			4,987,602	0.6
		Financials: 5.8%
165,000		Abbey National Treasury Services PLC/London, 2.875%, 04/25/14	164,338	0.0
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	292,048	0.0
300,000		Aegon NV, 4.625%, 12/01/15	318,247	0.0
3,071,000		Affiliated Managers Group, Inc., 3.950%, 08/15/38	3,393,455	0.4
330,000		Aflac, Inc., 4.000%, 02/15/22	333,259	0.0
700,000		Ally Financial, Inc., 2.200%, 12/19/12	710,148	0.1
950,000		Bank of America Corp., 5.650%, 05/01/18	1,015,172	0.1
400,000		Bank of America Corp., 5.750%, 12/01/17	429,413	0.1
165,000		Barclays Bank PLC, 2.750%, 02/23/15	166,686	0.0
305,000		Barclays Bank PLC, 5.140%, 10/14/20	294,222	0.0
525,000		Barclays Bank PLC, 6.750%, 05/22/19	604,375	0.1
260,000		Bear Stearns Cos., Inc., 7.250%, 02/01/18	313,820	0.0
430,000	#	BPCE S.A., 2.375%, 10/04/13	423,025	0.1
240,000		Brookfield Asset Management, Inc., 7.125%, 06/15/12	242,882	0.0
515,000		Charles Schwab Corp., 4.450%, 07/22/20	552,718	0.1
1,500,000		Citibank NA, 1.750%, 12/28/12	1,517,274	0.2
4,200,000		Citigroup Funding, Inc., 2.250%, 12/10/12	4,259,283	0.5
575,000		Citigroup, Inc., 6.125%, 11/21/17	642,410	0.1
345,000		Citigroup, Inc., 8.500%, 05/22/19	425,816	0.1
325,000		CNA Financial Corp., 5.875%, 08/15/20	348,860	0.0
185,000		Credit Suisse/New York NY, 5.300%, 08/13/19	204,182	0.0
345,000	#	Crown Castle Towers LLC, 3.214%, 08/15/15	349,235	0.0
1,065,000	#	Dexus Diversified Trust / Dexus Office Trust, 5.600%, 03/15/21	1,062,369	0.1
340,000		Digital Realty Trust L.P., 4.500%, 07/15/15	357,209	0.1
225,000	#	ERAC USA Finance LLC, 2.750%, 07/01/13	227,784	0.0
4,950,000		General Electric Capital Corp., 2.625%, 12/28/12	5,038,570	0.6
380,000		General Electric Capital Corp., 4.650%, 10/17/21	405,067	0.1
700,000		General Electric Capital Corp., 6.000%, 08/07/19	818,423	0.1
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	3,944,237	0.5
1,010,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	1,090,512	0.1
345,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	337,251	0.0
355,000		Goldman Sachs Group, Inc./The, 5.250%, 07/27/21	351,932	0.1
465,000	#	HBOS PLC, 6.750%, 05/21/18	436,865	0.1
450,000	#	HSBC Bank PLC, 4.125%, 08/12/20	460,334	0.1
150,000		HSBC Finance Corp., 7.000%, 05/15/12	151,059	0.0
170,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	174,552	0.0
340,000		JPMorgan Chase & Co., 4.400%, 07/22/20	353,210	0.1

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
485,000		JPMorgan Chase & Co., 4.500%, 01/24/22	$505,364	0.1
775,000		JPMorgan Chase & Co., 6.000%, 01/15/18	897,418	0.1
220,000		Korea Development Bank, 4.375%, 08/10/15	232,951	0.0
625,000		Lloyds TSB Bank PLC, 4.875%, 01/21/16	648,471	0.1
165,000	#	Lloyds TSB Bank PLC, 5.800%, 01/13/20	169,678	0.0
430,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	478,509	0.1
455,000		MetLife, Inc., 4.750%, 02/08/21	499,811	0.1
1,144,000		MGIC Investment Corp., 5.000%, 05/01/17	889,460	0.1
750,000		Morgan Stanley, 3.800%, 04/29/16	730,601	0.1
215,000		Morgan Stanley, 5.750%, 01/25/21	211,371	0.0
790,000		Morgan Stanley, 3.450%, 11/02/15	772,257	0.1
675,000		Morgan Stanley, 4.000%, 07/24/15	672,261	0.1
205,000	#	National Australia Bank Ltd., 3.750%, 03/02/15	215,504	0.0
165,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	163,909	0.0
570,000	#	Nationwide Building Society, 6.250%, 02/25/20	591,567	0.1
290,000	#	Nordea Bank AB, 4.875%, 01/27/20	308,309	0.0
225,000	#	Pacific LifeCorp, 6.000%, 02/10/20	245,574	0.0
360,000		PNC Funding Corp., 5.125%, 02/08/20	408,313	0.1
225,000		PNC Funding Corp., 6.700%, 06/10/19	274,071	0.0
320,000		Prudential Financial, Inc., 4.750%, 09/17/15	347,641	0.0
85,000		Prudential Financial, Inc., 7.375%, 06/15/19	105,192	0.0
590,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.750%, 01/15/20	619,384	0.1
495,000		Royal Bank of Scotland PLC, 4.875%, 03/16/15	514,883	0.1
200,000	#	Santander US Debt S.A. Unipersonal, 3.724%, 01/20/15	195,386	0.0
460,000		Senior Housing Properties Trust, 4.300%, 01/15/16	459,942	0.1
190,000		Simon Property Group L.P., 4.750%, 03/15/42	181,269	0.0
775,000	#	Societe Generale, 2.500%, 01/15/14	766,184	0.1
100,000	#	Standard Chartered Bank, 6.400%, 09/26/17	111,442	0.0
315,000	#	Standard Chartered PLC, 3.850%, 04/27/15	327,357	0.0
305,000		UBS AG, 5.875%, 12/20/17	338,486	0.0
500,000		US Bank NA/Cincinnati OH, 3.778%, 04/29/20	522,411	0.1
170,000		Ventas Realty L.P. / Ventas Capital Corp., 4.250%, 03/01/22	165,453	0.0
300,000	#	WEA Finance LLC, 7.125%, 04/15/18	353,801	0.1
570,000		Wells Fargo & Co., 5.625%, 12/11/17	661,158	0.1
440,000		Westpac Banking Corp., 2.100%, 08/02/13	445,507	0.1
350,000		WR Berkley Corp., 4.625%, 03/15/22	349,357	0.0
			47,590,494	5.8
		Health Care: 3.7%
610,000		Aetna, Inc., 3.950%, 09/01/20	644,495	0.1
2,365,000		Amylin Pharmaceuticals, Inc., 3.000%, 06/15/14	2,356,131	0.3
195,000		Boston Scientific Corp., 4.500%, 01/15/15	209,317	0.0
1,563,000		Brookdale Senior Living, Inc., 2.750%, 06/15/18	1,467,266	0.2
1,835,000		Endo Pharmaceuticals Holdings, Inc., 1.750%, 04/15/15	2,617,169	0.3
930,000		Express Scripts, Inc., 5.250%, 06/15/12	937,944	0.1
270,000		Express Scripts, Inc., 3.125%, 05/15/16	281,369	0.0
5,261,000		Gilead Sciences, Inc., 1.625%, 05/01/16	6,747,233	0.8
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	105,753	0.0
3,470,000		LifePoint Hospitals, Inc., 3.500%, 05/15/14	3,643,500	0.5
210,000		Medco Health Solutions, Inc., 2.750%, 09/15/15	216,062	0.0
959,000		NuVasive, Inc., 2.750%, 07/01/17	822,342	0.1
1,145,000		Omnicare, Inc., 3.250%, 12/15/35	1,106,356	0.1
1,037,000		Omnicare, Inc., 3.750%, 12/15/25	1,511,427	0.2
1,889,000		Salix Pharmaceuticals Ltd., 2.750%, 05/15/15	2,535,983	0.3

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Health Care: (continued)
2,365,000		Teleflex, Inc., 3.875%, 08/01/17	$2,787,744	0.4
1,838,000		Vertex Pharmaceuticals, Inc., 3.350%, 10/01/15	2,115,998	0.3
			30,106,089	3.7
		Industrials: 0.3%
289,318		Continental Airlines Pass Through Trust, 4.750%, 01/12/21	300,891	0.0
330,000		CSX Corp., 5.500%, 04/15/41	358,384	0.1
105,000		CSX Corp., 6.150%, 05/01/37	121,995	0.0
233,814		Delta Air Lines, Inc., 6.200%, 07/02/18	253,103	0.0
285,000		General Electric Co., 5.250%, 12/06/17	329,921	0.1
175,000		Raytheon Co., 1.625%, 10/15/15	178,289	0.0
260,000		Ryder System, Inc., 3.150%, 03/02/15	269,676	0.0
170,000		Union Pacific Corp., 6.125%, 02/15/20	207,922	0.0
380,000		Waste Management, Inc., 5.000%, 03/15/14	408,417	0.1
			2,428,598	0.3
		Information Technology: 2.1%
45,000		Corning, Inc., 6.625%, 05/15/19	54,264	0.0
75,000		Corning, Inc., 7.250%, 08/15/36	89,663	0.0
370,000		Hewlett-Packard Co., 2.625%, 12/09/14	382,008	0.1
716,000		Linear Technology Corp., 3.000%, 05/01/27	765,225	0.1
1,927,000	#	Linear Technology Corp., 3.000%, 05/01/27	2,059,481	0.3
1,799,000	#	Micron Technology, Inc., 1.500%, 08/01/31	1,906,940	0.2
1,141,000	#	Novellus Systems, Inc., 2.625%, 05/15/41	1,591,695	0.2
6,649,000		SanDisk Corp., 1.000%, 05/15/13	6,665,623	0.8
1,757,000		Symantec Corp., 1.000%, 06/15/13	1,976,625	0.2
1,466,000	#	Xilinx, Inc., 3.125%, 03/15/37	1,869,150	0.2
			17,360,674	2.1
		Materials: 1.4%
300,000	#	Anglo American Capital PLC, 9.375%, 04/08/19	394,611	0.1
570,000		ArcelorMittal, 3.750%, 08/05/15	579,447	0.1
80,000		ArcelorMittal, 5.500%, 03/01/21	78,627	0.0
80,000		ArcelorMittal, 6.750%, 03/01/41	75,006	0.0
460,000		ArcelorMittal, 9.850%, 06/01/19	554,098	0.1
390,000		Barrick Gold Corp., 2.900%, 05/30/16	407,225	0.1
235,000	#	Barrick Gold Corp., 3.850%, 04/01/22	235,448	0.0
255,000	#	Barrick Gold Corp., 5.250%, 04/01/42	254,470	0.0
4,300,000		Cemex SAB de CV, 4.875%, 03/15/15	4,063,500	0.5
475,000		Cintas Corp. No 2, 2.850%, 06/01/16	487,159	0.1
390,000		Freeport-McMoRan Copper & Gold, Inc., 1.400%, 02/13/15	388,791	0.0
735,000	#	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20	705,455	0.1
250,000		International Paper Co., 6.000%, 11/15/41	271,523	0.0
710,000		Newmont Mining Corp., 3.500%, 03/15/22	685,157	0.1
870,000		Pentair, Inc., 5.000%, 05/15/21	912,269	0.1
335,000		Rio Tinto Finance USA Ltd., 9.000%, 05/01/19	453,132	0.1
75,000		Southern Copper Corp., 5.375%, 04/16/20	82,651	0.0
105,000		Southern Copper Corp., 6.750%, 04/16/40	114,209	0.0
220,000		Vale Overseas Ltd., 5.625%, 09/15/19	246,880	0.0
250,000		Vale Overseas Ltd., 6.875%, 11/10/39	292,462	0.0
			11,282,120	1.4
		Telecommunication Services: 1.3%
225,000		America Movil SAB de CV, 2.375%, 09/08/16	228,850	0.0
325,000		American Tower Corp., 4.500%, 01/15/18	341,825	0.1
125,000		American Tower Corp., 4.625%, 04/01/15	133,240	0.0
4,000		AT&T Corp., 8.000%, 11/15/31	5,622	0.0
270,000		AT&T, Inc., 6.150%, 09/15/34	311,635	0.1
390,000		AT&T, Inc., 1.600%, 02/15/17	388,148	0.1
101,000		AT&T, Inc., 5.350%, 09/01/40	107,458	0.0
205,000		CenturyLink, Inc., 5.800%, 03/15/22	200,483	0.0
275,000		CenturyLink, Inc., 7.650%, 03/15/42	258,510	0.0
2,081,000	#	Ciena Corp., 4.000%, 03/15/15	2,359,334	0.3
165,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/30	226,882	0.0

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Telecommunication Services: (continued)
220,000		France Telecom SA, 5.375%, 01/13/42	$232,725	0.0
2,697,000		SBA Communications Corp., 1.875%, 05/01/13	3,418,447	0.4
640,000		Telecom Italia Capital S.A., 6.999%, 06/04/18	684,800	0.1
880,000		TW Telecom, Inc., 2.375%, 04/01/26	1,094,500	0.2
165,000		Verizon Communications, Inc., 3.000%, 04/01/16	174,673	0.0
190,000		Verizon Communications, Inc., 4.750%, 11/01/41	192,448	0.0
			10,359,580	1.3
		Telecommunications: 0.1%
315,000		Verizon Communications, Inc., 6.350%, 04/01/19	384,040	0.0
280,000		Verizon Communications, Inc., 8.950%, 03/01/39	432,913	0.1
			816,953	0.1
		Utilities: 0.5%
80,407		CenterPoint Energy, Inc., 09/15/29	3,020,288	0.4
150,000	#	EDF S.A., 4.600%, 01/27/20	159,102	0.0
425,000	#	Enel Finance International S.A., 5.125%, 10/07/19	418,170	0.1
355,000		Louisville Gas & Electric Co., 1.625%, 11/15/15	361,825	0.0
			3,959,385	0.5
		Total Corporate Bonds/Notes
		(Cost $141,259,176)	154,618,532	19.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.0%
350,000	#	GE Dealer Floorplan Master Note Trust, 1.792%, 10/20/14	352,854	0.0
		Total Collateralized Mortgage Obligations
		(Cost $350,000)	352,854	0.0
MUNICIPAL BONDS: 0.1%
		California: 0.0%
150,000		State of California, 5.950%, 04/01/16	169,962	0.0

		Georgia: 0.1%
175,000		Municipal Electric Authority of Georgia, 6.637%, 04/01/57	196,443	0.0
325,000		Municipal Electric Authority of Georgia, 6.655%, 04/01/57	363,070	0.1
			559,513	0.1
		Texas: 0.0%
230,000		Texas State Transportation Commission, 5.028%, 04/01/26	274,850	0.0
		Total Municipal Bonds
		(Cost $884,519)	1,004,325	0.1
ASSET-BACKED SECURITIES: 0.0%
		Automobile Asset-Backed Securities: 0.0%
51,846	#	ARI Fleet Lease Trust, 1.692%, 08/15/18	51,866	0.0
		Total Asset-Backed Securities
		(Cost $51,846)	51,866	0.0
U.S. TREASURY OBLIGATIONS: 8.2%
		U.S. Treasury Bonds: 5.6%
290,000		2.000%, due 11/15/21	285,401	0.0
3,500,000		3.125%, due 11/15/41	3,344,688	0.4
2,000,000		2.625%, due 11/15/20	2,102,500	0.3
19,000,000		1.000%, due 04/30/12	19,014,971	2.3
1,910,000		1.750%, due 08/15/12	1,921,640	0.2
400,000		1.750%, due 03/31/14	411,156	0.1
2,940,000		2.250%, due 01/31/15	3,083,554	0.4
1,001,000		2.500%, due 03/31/15	1,059,339	0.1
1,400,000		2.625%, due 06/30/14	1,469,782	0.2
1,500,000		2.625%, due 07/31/14	1,576,524	0.2
2,000,000		2.625%, due 04/30/16	2,144,532	0.3
2,670,000		3.500%, due 02/15/39	2,764,702	0.3
5,000		4.125%, due 08/31/12	5,082	0.0
2,000,000		4.250%, due 11/15/40	2,347,188	0.3
1,300,000		4.375%, due 11/15/39	1,556,953	0.2
1,800,000		4.625%, due 02/15/40	2,240,719	0.3
230,000		6.875%, due 08/15/25	339,645	0.0
			45,668,376	5.6
		U.S. Treasury Notes: 2.6%
5,000,000		0.250%, due 02/28/14	4,992,970	0.6
1,500,000		1.875%, due 04/30/14	1,546,524	0.2
880,000		2.125%, due 11/30/14	918,294	0.1
2,630,000		2.375%, due 10/31/14	2,758,418	0.4
10,000,000		2.750%, due 10/31/13	10,383,990	1.3
			20,600,196	2.6
		Total U.S. Treasury Obligations
		(Cost $63,617,009)	66,268,572	8.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.9%
		Federal Home Loan Mortgage Corporation: 0.4%##
550,000		3.000%, due 07/28/14	584,556	0.1
2,400,000		4.875%, due 06/13/18	2,865,353	0.3
			3,449,909	0.4

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: 0.5%##
2,130,000		4.375%, due 10/15/15	$2,400,774	0.3
915,000		6.625%, due 11/15/30	1,298,870	0.2
			3,699,644	0.5
		Total U.S. Government Agency Obligations
		(Cost $6,420,667)	7,149,553	0.9
FOREIGN GOVERNMENT BONDS: 0.1%
960,000		Brazil Government International Bond, 6.000%, 01/17/17	1,140,000	0.1
100,000		Peruvian Government International Bond, 7.125%, 03/30/19	128,000	0.0
		Total Foreign Government Bonds
		(Cost $1,077,972)	1,268,000	0.1
		Total Long-Term Investments
		(Cost $639,943,157)	757,949,862	93.3

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
		Mutual Funds: 6.3%
51,382,785		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $51,382,785)	$51,382,785	6.3
		Total Short-Term Investments
		(Cost $51,382,785)	51,382,785	6.3
		Total Investments in Securities (Cost $691,325,942)	$809,332,647	99.6
		Assets in Excess of Other Liabilities	2,872,841	0.4
		Net Assets	$812,205,488	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.

		Cost for federal income tax purposes is $692,594,606.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$130,961,391
		Gross Unrealized Depreciation	(14,223,350)
		Net Unrealized Appreciation	$116,738,041

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$511,556,635	$—	$—	$511,556,635
Exchange-Traded Funds	2,182,059	—	—	2,182,059
Preferred Stock	3,959,147	9,538,319	—	13,497,466
Corporate Bonds/Notes	—	150,674,295	3,944,237	154,618,532
Collateralized Mortgage Obligations	—	352,854	—	352,854
Municipal Bonds	—	1,004,325	—	1,004,325
Asset-Backed Securities	—	51,866	—	51,866
U.S. Treasury Obligations	—	66,268,572	—	66,268,572
Short-Term Investments	51,382,785	—	—	51,382,785
Foreign Government Bonds	—	1,268,000	—	1,268,000
U.S. Government Agency Obligations	—	7,149,553	—	7,149,553
Total Investments, at value	$569,080,626	$236,307,784	$3,944,237	$809,332,647
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(255,810)	$—	$(255,810)
Total Liabilities	$—	$(255,810)	$—	$(255,810)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

	Beginning Balance on 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 3/31/2012
Asset Table
Investments, at value
Corporate Bonds/Notes	$3,559,061	$—	$—	$—	$—	$385,176	$—	$—	$3,944,237
Preferred Stock	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—
Total Investments, at value	$3,559,061	$—	$—	$—	$—	$385,176	$—	$—	$3,944,237

As of March 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $385,176.

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING Invesco Van Kampen Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

The Bank of New York Mellon Corp.	EU Euro	7,768,613	Sell	04/16/12	$10,238,488	$10,361,715	$(123,227)
State Street	British Pound	4,401,087	Sell	04/16/12	6,939,810	7,038,766	(98,956)
State Street	EU Euro	2,170,607	Sell	04/16/12	2,861,512	2,895,139	(33,627)
							$(255,810)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Consumer Discretionary: 20.1%
17,375	@	AMC Networks, Inc.	$775,446	0.2
11,850	@	Autozone, Inc.	4,405,830	1.1
45,600	@	Bed Bath & Beyond, Inc.	2,999,112	0.8
66,800		Cablevision Systems Corp.	980,624	0.3
130,400		CBS Corp. - Class B	4,421,864	1.2
121,401	@	Clear Channel Outdoor Holdings, Inc.	968,780	0.3
67,853		Darden Restaurants, Inc.	3,471,359	0.9
121,200		Dish Network Corp.	3,991,116	1.0
91,150		Expedia, Inc.	3,048,056	0.8
65,300		Family Dollar Stores, Inc.	4,132,184	1.1
137,000		Gannett Co., Inc.	2,100,210	0.5
137,400		Gap, Inc.	3,591,636	0.9
55,400		Genuine Parts Co.	3,476,350	0.9
63,000		Jarden Corp.	2,534,490	0.7
95,900		Kohl’s Corp.	4,797,877	1.2
145,106		Marriott International, Inc.	5,492,262	1.4
42,400	@	Mohawk Industries, Inc.	2,820,024	0.7
42,700		Petsmart, Inc.	2,443,294	0.6
44,300		PVH Corp.	3,957,319	1.0
36,500		Tiffany & Co.	2,523,245	0.7
145,200		TJX Cos., Inc.	5,765,892	1.5
42,650	@	TripAdvisor, Inc.	1,521,326	0.4
2,050		Washington Post	765,819	0.2
91,500		Williams-Sonoma, Inc.	3,429,420	0.9
45,000		Yum! Brands, Inc.	3,203,100	0.8
			77,616,635	20.1
		Consumer Staples: 5.8%
78,400		Beam, Inc.	4,591,888	1.2
25,675		Brown-Forman Corp.	2,141,038	0.5
54,600		Dr Pepper Snapple Group, Inc.	2,195,466	0.6
38,700	@	Energizer Holdings, Inc.	2,870,766	0.7
51,600		Hershey Co.	3,164,628	0.8
40,700		JM Smucker Co.	3,311,352	0.9
57,000	@	Ralcorp Holdings, Inc.	4,223,130	1.1
			22,498,268	5.8
		Energy: 3.9%
69,200		Devon Energy Corp.	4,921,504	1.3
64,200		EQT Corp.	3,095,082	0.8
55,400	@	Newfield Exploration Co.	1,921,272	0.5
167,497		Williams Cos., Inc.	5,160,583	1.3
			15,098,441	3.9
		Financials: 25.5%
15,013	@	Alleghany Corp.	4,940,778	1.3
109,400		Ameriprise Financial, Inc.	6,250,022	1.6
35,000	@	Arch Capital Group Ltd.	1,303,400	0.3
180,350		Brookfield Properties Co.	3,147,108	0.8
105,300		Capitol Federal Financial, Inc.	1,248,858	0.3
302,800		Charles Schwab Corp.	4,351,236	1.1
50,100		Chubb Corp.	3,462,411	0.9
62,800		City National Corp.	3,295,116	0.9
41,700		Cullen/Frost Bankers, Inc.	2,426,523	0.6
279,900		Fifth Third Bancorp.	3,932,595	1.0
71,500		HCP, Inc.	2,821,390	0.7
255,100		Huntington Bancshares, Inc.	1,645,395	0.4
166,000	@	Invesco Ltd.	4,427,220	1.2
174,800		Loews Corp.	6,969,276	1.8
52,861		M&T Bank Corp.	4,592,564	1.2
177,400		Marsh & McLennan Cos., Inc.	5,816,946	1.5
56,800		Northern Trust Corp.	2,695,160	0.7
259,150		Old Republic International Corp.	2,734,032	0.7
110,305	@	OneBeacon Insurance Group Ltd.	1,699,800	0.5
227,800		People’s United Financial, Inc.	3,016,072	0.8
79,900		Regency Centers Corp.	3,553,952	0.9
168,500		SunTrust Bank	4,072,645	1.1
67,300		T. Rowe Price Group, Inc.	4,394,690	1.2
29,600		Torchmark Corp.	1,475,560	0.4
41,376		Vornado Realty Trust	3,483,859	0.9
139,500		WR Berkley Corp.	5,038,740	1.3
187,500		XL Group PLC	4,066,875	1.1
58,900		Zions Bancorp.	1,263,994	0.3
			98,126,217	25.5
		Health Care: 5.7%
97,580		AmerisourceBergen Corp.	3,871,974	1.0
36,700		Becton Dickinson & Co.	2,849,755	0.7
81,700		Cigna Corp.	4,023,725	1.1
41,100		Coventry Health Care, Inc.	1,461,927	0.4
67,900	@	HCA Holdings, Inc.	1,679,846	0.4
37,800		Humana, Inc.	3,495,744	0.9
180,900		Lincare Holdings, Inc.	4,681,692	1.2
			22,064,663	5.7
		Industrials: 9.1%
42,200		Alliant Techsystems, Inc.	2,115,064	0.5
84,000		Ametek, Inc.	4,074,840	1.1
80,400		Carlisle Cos., Inc.	4,013,568	1.0
66,379		Cooper Industries PLC	4,244,937	1.1
35,300		Equifax, Inc.	1,562,378	0.4
113,600	@	Fortune Brands Home & Security, Inc.	2,507,152	0.7
55,800		Regal-Beloit Corp.	3,657,690	0.9
247,017		Republic Services, Inc.	7,548,839	2.0
49,400	@	Rexnord Corp.	1,042,340	0.3
67,341		Snap-On, Inc.	4,105,781	1.1
			34,872,589	9.1
		Information Technology: 6.7%
89,900		Amphenol Corp.	5,373,323	1.4
111,000		Analog Devices, Inc.	4,484,400	1.2
97,500	@	Arrow Electronics, Inc.	4,092,075	1.1
129,000		Jack Henry & Associates, Inc.	4,401,480	1.1
131,600	@	Synopsys, Inc.	4,034,856	1.0
53,030	@	TE Connectivity Ltd.	1,948,853	0.5

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology: (continued)
37,100		Xilinx, Inc.	$1,351,553	0.4
			25,686,540	6.7
		Materials: 7.7%
32,620		Airgas, Inc.	2,902,202	0.8
67,308		Albemarle Corp.	4,302,327	1.1
147,000		Ball Corp.	6,303,360	1.6
50,300		Rock-Tenn Co.	3,398,268	0.9
41,800		Sherwin-Williams Co.	4,542,406	1.2
56,300		Sigma-Aldrich Corp.	4,113,278	1.1
91,300		Silgan Holdings, Inc.	4,035,460	1.0
			29,597,301	7.7
		Telecommunication Services: 0.5%
87,887		Telephone & Data Systems, Inc.	2,034,584	0.5

		Utilities: 12.7%
103,200		CenterPoint Energy, Inc.	2,035,104	0.5
266,900		CMS Energy Corp.	5,871,800	1.5
125,400		Energen Corp.	6,163,410	1.6
52,500		Northeast Utilities	1,948,800	0.5
81,000		NSTAR	3,939,030	1.0
278,000		NV Energy, Inc.	4,481,360	1.2
34,600		Oneok, Inc.	2,825,436	0.7
67,100		Pacific Gas & Electric Co.	2,912,811	0.8
76,600		Sempra Energy	4,592,936	1.2
168,700		Westar Energy, Inc.	4,711,791	1.2
127,200		Wisconsin Energy Corp.	4,474,896	1.2
194,500		Xcel Energy, Inc.	5,148,415	1.3
			49,105,789	12.7
		Total Common Stock
		(Cost $307,781,907)	376,701,027	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
		Securities Lending Collateral(cc)(1): 0.0%
9		Merrill Lynch & Co., Inc.
		(Cost $9)	$9	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.5%
9,470,562		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $9,470,562)	$9,470,562	2.5

		Total Short-Term Investments
		(Cost $9,470,571)	9,470,571	2.5

		Total Investments in Securities (Cost $317,252,478)	$386,171,598	100.2
		Liabilities in Excess of Other Assets	(726,250)	(0.2)
		Net Assets	$385,445,348	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $321,113,173.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$74,246,982
		Gross Unrealized Depreciation	(9,188,557)
		Net Unrealized Appreciation	$65,058,425

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$376,701,027	$—	$—	$376,701,027
Short-Term Investments	9,470,562	9	—	9,470,571
Total Investments, at value	$386,171,589	$9	$—	$386,171,598

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Argentina: 0.2%
132,800		YPF SA ADR	$3,772,848	0.2

		Australia: 0.6%
529,600		Iluka Resources Ltd.	9,820,856	0.6

		Belgium: 0.2%
80,964	@	ThromboGenics NV	2,692,750	0.2

		Brazil: 3.9%
803,900		All America Latina Logistica SA	4,011,903	0.2
2,700,600		BM&F Bovespa S.A.	16,554,666	1.0
416,000		Cia de Bebidas das Americas ADR	17,189,120	1.1
528,050		Embraer SA ADR	16,887,039	1.0
353,150		Itau Unibanco Holding SA ADR	6,776,948	0.4
158,000		Multiplus SA	3,271,741	0.2
			64,691,417	3.9
		Denmark: 1.2%
122,126	L	Carlsberg A/S	10,131,342	0.6
137,434	L	FLSmidth & Co. A/S	9,684,251	0.6
			19,815,593	1.2
		Finland: 0.7%
492,816		Fortum OYJ	11,965,471	0.7

		France: 6.3%
171,288		LVMH Moet Hennessy Louis Vuitton S.A.	29,476,142	1.8
101,450		PPR	17,454,050	1.1
258,860		Societe Generale	7,595,726	0.5
256,794		Technip S.A.	30,323,626	1.8
370,984		Total S.A.	18,949,803	1.1
			103,799,347	6.3
		Germany: 10.0%
195,104		Allianz AG	23,286,084	1.4
274,607		Bayer AG	19,312,910	1.2
481,494		Bayerische Motoren Werke AG	28,599,433	1.7
75,982		Linde AG	13,630,117	0.8
561,522		SAP AG	39,220,090	2.4
399,476		Siemens AG	40,284,991	2.5
			164,333,625	10.0
		India: 2.7%
1,886,337		DLF Ltd.	7,467,923	0.4
330,360		ICICI Bank Ltd. ADR	11,519,653	0.7
344,345		Infosys Technologies Ltd.	19,336,800	1.2
1,576,003	@	Wire and Wireless India Ltd.	257,854	0.0
2,471,859		Zee Telefilms Ltd.	6,148,281	0.4
307,844	@	Zee Learn Ltd.	89,251	0.0
			44,819,762	2.7
		Italy: 1.9%
340,418	@	Lottomatica S.p.A.	6,463,105	0.4
422,727		Prysmian S.p.A.	7,433,519	0.5
146,738	L	Tod’s S.p.A.	16,503,949	1.0
			30,400,573	1.9
		Japan: 9.1%
13,197	L	Dai-ichi Life Insurance Co., Ltd.	18,436,620	1.1
71,500	L	Fanuc Ltd.	12,806,735	0.8
420,800	L	Hoya Corp.	9,502,606	0.6
2,972	L	KDDI Corp.	19,337,462	1.2
66,751	L	Keyence Corp.	15,803,450	1.0
104,500	L	Kyocera Corp.	9,666,124	0.6
506,800		Mitsubishi Tanabe Pharma Corp.	7,136,432	0.4
337,700		Murata Manufacturing Co., Ltd.	20,148,559	1.2
130,700	L	Nidec Corp.	11,949,239	0.7
37,900	L	Nintendo Co., Ltd.	5,756,440	0.4
263,900	L	Sony Corp.	5,520,282	0.3
403,000	L	Sumitomo Mitsui Financial Group, Inc.	13,338,388	0.8
			149,402,337	9.1
		Mexico: 3.1%
3,197,607		Fomento Economico Mexicano SA de CV ADR	26,293,068	1.6
1,238,955		Grupo Modelo S.A.	8,686,572	0.5
784,654		Grupo Televisa SAB ADR	16,540,506	1.0
			51,520,146	3.1
		Netherlands: 2.0%
798,083		European Aeronautic Defence and Space Co. NV	32,683,264	2.0

		South Korea: 0.5%
37,654		E-Mart Co. Ltd.	8,296,976	0.5

		Spain: 2.6%
2,076,539		Banco Bilbao Vizcaya Argentaria S.A.	16,552,399	1.0
267,939		Inditex S.A.	25,641,603	1.6
			42,194,002	2.6
		Sweden: 5.3%
922,657		Assa Abloy AB	28,905,700	1.8
5,643,279		Telefonaktiebolaget LM Ericsson	58,393,327	3.5
			87,299,027	5.3
		Switzerland: 5.7%
749,778		Credit Suisse Group	21,369,939	1.3
318,839		Nestle S.A.	20,060,258	1.2
63,973		Roche Holding AG - Genusschein	11,133,244	0.7
308,659		Transocean Ltd.	16,883,647	1.0
1,668,353		UBS AG - Reg	23,381,578	1.5
			92,828,666	5.7
		Taiwan: 1.2%
6,629,111		Taiwan Semiconductor Manufacturing Co., Ltd.	19,058,536	1.2

		United Kingdom: 3.1%
1,178,830		Kingfisher PLC	5,783,698	0.4
1,618,506		Prudential PLC	19,393,466	1.2

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United Kingdom: (continued)
763,327		Unilever PLC	$25,183,820	1.5
			50,360,984	3.1
		United States: 38.4%
242,300		3M Co.	21,615,583	1.3
137,820		Abercrombie & Fitch Co.	6,837,250	0.4
618,823	@	Adobe Systems, Inc.	21,231,817	1.3
521,070		Aetna, Inc.	26,136,871	1.6
295,220		Aflac, Inc.	13,577,168	0.8
63,770		Allergan, Inc.	6,085,571	0.4
852,260		Altera Corp.	33,936,993	2.1
217,540		Amgen, Inc.	14,790,545	0.9
681,710	@,L	Amylin Pharmaceuticals, Inc.	17,015,481	1.0
739,110		Carnival Corp.	23,710,649	1.5
289,250		Colgate-Palmolive Co.	28,282,865	1.7
856,120		Corning, Inc.	12,054,170	0.7
1,421,450	@	eBay, Inc.	52,437,290	3.2
280,710		Emerson Electric Co.	14,647,448	0.9
507,490		Fidelity National Title Group, Inc.	9,150,045	0.6
188,340	@,L	Fusion-io, Inc.	5,350,739	0.3
182,460	@	Gilead Sciences, Inc.	8,913,171	0.6
159,890		Goldman Sachs Group, Inc.	19,885,519	1.2
38,600	@	Google, Inc. - Class A	24,751,864	1.5
589,500		Intuit, Inc.	35,446,635	2.2
783,170	@	Juniper Networks, Inc.	17,918,930	1.1
902,530		Maxim Integrated Products	25,803,333	1.6
317,100		McDonald’s Corp.	31,107,510	1.9
391,800		McGraw-Hill Cos., Inc.	18,990,546	1.2
827,170		Microsoft Corp.	26,676,232	1.6
361,530	@,L	Theravance, Inc.	7,049,835	0.4
389,730		Tiffany & Co.	26,942,035	1.6
638,260		Walt Disney Co.	27,943,023	1.7
405,990		WellPoint, Inc.	29,962,062	1.8
324,420		Zimmer Holdings, Inc.	20,853,718	1.3
			629,104,898	38.4
		Total Common Stock
		(Cost $1,291,103,651)	1,618,861,078	98.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.6%
		Securities Lending Collateral(cc)(1): 7.7%
30,022,277		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $30,022,721, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $30,622,723, due 03/01/18-04/15/43)	$30,022,277	1.8
30,022,277		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $30,022,771, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-8.200%, Market Value plus accrued interest $30,622,723, due 07/19/12-04/01/42)	30,022,277	1.9
6,320,479		Mizuho Securities USA Inc., Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $6,320,583, collateralized by various U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $6,446,889, due 10/01/13-06/25/43)	6,320,479	0.4
30,022,277		Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $30,022,696, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-5.000%, Market Value plus accrued interest $30,622,723, due 01/15/13-04/01/42)	30,022,277	1.8
30,022,277		UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $30,022,647, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $30,622,723, due 12/01/17-04/01/42)	30,022,277	1.8
			126,409,587	7.7

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.9%
14,111,265		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $14,111,265)	$14,111,265	0.9

		Total Short-Term Investments
		(Cost $140,520,852)	140,520,852	8.6

		Total Investments in Securities (Cost $1,431,624,503)	$1,759,381,930	107.3
		Liabilities in Excess of Other Assets	(119,290,061)	(7.3)
		Net Assets	$1,640,091,869	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $1,446,132,480.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$405,900,599
		Gross Unrealized Depreciation	(92,651,149)
		Net Unrealized Appreciation	$313,249,450

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	18.0%
Consumer Staples	8.7
Energy	4.1
Financials	13.9
Health Care	10.5
Industrials	11.9
Information Technology	27.7
Materials	2.0
Telecommunications	1.2
Utilities	0.7
Short-Term Investments	8.6
Liabilities in Excess of Other Assets	(7.3)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Argentina	$3,772,848	$—	$—	$3,772,848
Australia	—	9,820,856	—	9,820,856
Belgium	—	2,692,750	—	2,692,750
Brazil	57,914,469	6,776,948	—	64,691,417
Denmark	—	19,815,593	—	19,815,593
Finland	—	11,965,471	—	11,965,471
France	—	103,799,347	—	103,799,347
Germany	—	164,333,625	—	164,333,625
India	11,519,653	33,300,109	—	44,819,762
Italy	—	30,400,573	—	30,400,573
Japan	—	149,402,337	—	149,402,337
Mexico	51,520,146	—	—	51,520,146
Netherlands	—	32,683,264	—	32,683,264
South Korea	—	8,296,976	—	8,296,976
Spain	—	42,194,002	—	42,194,002
Sweden	—	87,299,027	—	87,299,027
Switzerland	16,883,647	75,945,019	—	92,828,666
Taiwan	—	19,058,536	—	19,058,536
United Kingdom	—	50,360,984	—	50,360,984
United States	629,104,898	—	—	629,104,898
Total Common Stock	770,715,661	848,145,417	—	1,618,861,078
Short-Term Investments	14,111,265	126,409,587	—	140,520,852
Total Investments, at value	$784,826,926	$974,555,004	$—	$1,759,381,930

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited)

	Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 28.0%
			Consumer Discretionary: 0.2%
	2,060,745		Access Group, Inc., 1.860%, 10/27/25	$2,063,241	0.2

			Consumer Staples: 0.6%
	3,000,000		Anheuser-Busch InBev Worldwide, Inc., 4.125%, 01/15/15	3,252,882	0.3
	3,000,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	3,530,166	0.3
	90,704		CVS Pass-Through Trust, 6.943%, 01/10/30	104,661	0.0
	400,000		Philip Morris International, Inc., 5.650%, 05/16/18	477,250	0.0
	300,000		Reynolds American, Inc., 7.625%, 06/01/16	360,324	0.0
				7,725,283	0.6
			Energy: 2.0%
	6,910,000	Z	British Transco International Finance, 5.660%, 11/04/21	4,454,691	0.4
	200,000	#,L	ENN Energy Holdings Ltd., 6.000%, 05/13/21	192,379	0.0
	77,571		Gazprom OAO, 7.201%, 02/01/20	86,066	0.0
	2,600,000		Kinder Morgan Energy Partners LP, 5.950%, 02/15/18	3,039,657	0.2
	2,000,000		Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 03/01/13	2,135,720	0.2
	294,000	#	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	314,580	0.0
	3,100,000		Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	3,352,213	0.3
	1,300,000		Petroleos Mexicanos, 6.000%, 03/05/20	1,486,550	0.1
	2,500,000		Petroleos Mexicanos, 8.000%, 05/03/19	3,175,000	0.3
	3,084,200		Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, 09/30/20	3,315,515	0.3
	2,600,000	L	Reliance Holdings USA, Inc., 4.500%, 10/19/20	2,510,815	0.2
	200,000		TNK-BP Finance SA, 7.500%, 07/18/16	226,500	0.0
	400,000		Total Capital S.A., 4.450%, 06/24/20	433,531	0.0
				24,723,217	2.0
			Financials: 19.9%
	700,000		Allstate Life Global Funding Trusts, 5.375%, 04/30/13	735,376	0.1
	2,100,000		Ally Financial, Inc., 6.000%, 05/23/12	2,111,404	0.2
	100,000		Ally Financial, Inc., 7.500%, 09/15/20	108,375	0.0
	200,000		American Express Bank FSB, 6.000%, 09/13/17	234,272	0.0
	200,000		American Express Centurion Bank, 6.000%, 09/13/17	234,272	0.0
	700,000		American Express Co., 7.000%, 03/19/18	860,214	0.1
	600,000		American Express Credit Corp., 5.875%, 05/02/13	631,092	0.0
EUR	6,100,000		American General Finance Corp., 4.125%, 11/29/13	7,002,768	0.6
	300,000		American General Finance Corp., 4.875%, 07/15/12	291,750	0.0
CAD	1,000,000		American International Group, Inc., 4.900%, 06/02/14	1,026,367	0.1
	3,300,000		American International Group, Inc., 5.850%, 01/16/18	3,596,739	0.3
	800,000	#	ANZ National International Ltd., 6.200%, 07/19/13	840,820	0.1
	700,000	#	Banco Santander Brazil SA/Cayman Islands, 2.574%, 03/18/14	687,639	0.1
	300,000		Bank of America Corp., 0.833%, 08/15/16	255,417	0.0
	900,000		Bank of America Corp., 5.750%, 12/01/17	966,179	0.1
	4,400,000		Bank of America Corp., 6.500%, 08/01/16	4,841,404	0.4
	300,000	#	Bank of China Hong Kong Ltd., 5.550%, 02/11/20	315,466	0.0
	900,000		Bank of India, 6.250%, 02/16/21	903,785	0.1
	1,700,000		Bank of India, 4.750%, 09/30/15	1,739,670	0.1
	600,000	#	Bank of Montreal, 2.850%, 06/09/15	632,829	0.0
	800,000	#	Bank of Nova Scotia, 1.650%, 10/29/15	813,490	0.1
	500,000	#	Bank of Nova Scotia, 1.950%, 01/30/17	506,044	0.0
	4,100,000		Barclays Bank PLC, 5.450%, 09/12/12	4,177,301	0.3
	700,000	#	Barclays Bank PLC, 6.050%, 12/04/17	723,034	0.1
	1,200,000	#	BBVA Bancomer SA/Texas, 6.500%, 03/10/21	1,257,000	0.1
	1,900,000		Bear Stearns Cos., Inc., 6.400%, 10/02/17	2,214,315	0.2
	2,200,000	#,L	BNP Paribas, 5.186%, 06/29/49	1,925,000	0.2

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financials: (continued)
300,000		#	BPCE S.A., 2.375%, 10/04/13	$295,134	0.0
300,000		#	CIT Group, Inc., 5.250%, 04/01/14	307,875	0.0
400,000			CitiFinancial, 6.625%, 06/01/15	424,965	0.0
3,200,000			Citigroup Capital XXI, 8.300%, 12/21/57	3,238,400	0.3
700,000			Citigroup, Inc., 5.300%, 10/17/12	714,002	0.1
2,300,000			Citigroup, Inc., 5.500%, 04/11/13	2,387,324	0.2
1,900,000			Citigroup, Inc., 5.500%, 08/27/12	1,934,491	0.2
500,000			Citigroup, Inc., 5.625%, 08/27/12	508,472	0.0
500,000			Citigroup, Inc., 5.850%, 07/02/13	523,228	0.0
7,700,000			Citigroup, Inc., 5.000%, 09/15/14	7,978,193	0.7
300,000			Citigroup, Inc., 6.125%, 05/15/18	336,643	0.0
1,900,000			Citigroup, Inc., 6.000%, 08/15/17	2,114,459	0.2
300,000			Citigroup, Inc., 8.500%, 05/22/19	370,274	0.0
6,300,000		#	Commonwealth Bank of Australia, 0.889%, 07/12/13	6,331,998	0.5
1,100,000		#	Commonwealth Bank of Australia, 6.024%, 03/29/49	1,045,717	0.1
700,000		#	Corp. Nacional del Cobre de Chile - CODELCO, 7.500%, 01/15/19	879,654	0.1
5,700,000		#	Credit Agricole S.A., 8.375%, 12/13/49	5,329,500	0.4
700,000			Credit Suisse/New York NY, 2.200%, 01/14/14	707,115	0.1
400,000			Deutsche Bank AG/London, 6.000%, 09/01/17	454,523	0.0
3,300,000		#	Dexia Credit Local, 1.033%, 04/29/14	3,078,019	0.2
700,000		#	DNB Bank ASA, 3.200%, 04/03/17	703,404	0.1
1,800,000			Export-Import Bank of Korea, 4.125%, 09/09/15	1,896,575	0.2
500,000			Export-Import Bank of Korea, 5.125%, 06/29/20	538,237	0.0
11,900,000		#	FIH Erhvervsbank A/S, 0.844%, 06/13/13	11,905,676	1.0
2,100,000			Ford Motor Credit Co., LLC, 12.000%, 05/15/15	2,609,250	0.2
EUR	300,000		Fortis Bank Nederland Holding NV, 3.000%, 04/17/12	400,555	0.0
EUR	4,800,000		General Electric Capital Corp., 5.500%, 09/15/67	5,697,595	0.5
900,000			General Electric Capital Corp., 5.875%, 01/14/38	989,857	0.1
800,000			General Electric Capital Corp., 6.875%, 01/10/39	988,488	0.1
EUR	5,500,000		Goldman Sachs Group, Inc., 1.408%, 02/04/13	7,296,370	0.6
50,000			Goldman Sachs Group, Inc., 5.950%, 01/18/18	53,914	0.0
800,000			Goldman Sachs Group, Inc., 6.150%, 04/01/18	863,772	0.1
2,000,000			Goldman Sachs Group, Inc., 6.250%, 09/01/17	2,194,202	0.2
3,200,000			Goldman Sachs Group, Inc., 6.750%, 10/01/37	3,128,125	0.3
10,900,000			HSBC Holdings PLC, 5.100%, 04/05/21	11,800,700	1.0
1,800,000		L	ICICI Bank Ltd., 5.500%, 03/25/15	1,871,361	0.1
4,800,000		#	ICICI Bank Ltd../Dubai, 4.750%, 11/25/16	4,798,670	0.4
4,400,000			International Lease Finance Corp., 5.300%, 05/01/12	4,405,590	0.4
300,000			International Lease Finance Corp., 5.750%, 05/15/16	299,881	0.0
700,000		#	International Lease Finance Corp., 6.750%, 09/01/16	753,375	0.1
1,900,000		L	IPIC GMTN Ltd., 5.000%, 11/15/20	1,952,250	0.2
2,100,000			JPMorgan Chase & Co., 3.150%, 07/05/16	2,166,534	0.2
1,000,000			JPMorgan Chase & Co., 6.000%, 01/15/18	1,157,959	0.1
900,000			JPMorgan Chase Bank NA, 0.804%, 06/13/16	837,068	0.1
2,700,000			Korea Development Bank, 4.375%, 08/10/15	2,858,941	0.2
2,700,000		±	Lehman Brothers Holdings, Inc., 6.200%, 09/26/14	820,125	0.1
1,200,000			Lloyds TSB Bank PLC, 4.875%, 01/21/16	1,245,064	0.1
6,700,000		#	Lloyds TSB Bank PLC, 5.800%, 01/13/20	6,889,958	0.6
3,000,000		#	Macquarie Group Ltd., 7.300%, 08/01/14	3,216,996	0.3
1,100,000			Merrill Lynch & Co., Inc., 0.710%, 06/05/12	1,099,773	0.1
8,000,000			Merrill Lynch & Co., Inc., 5.450%, 02/05/13	8,227,816	0.7
300,000		L	Merrill Lynch & Co., Inc., 6.050%, 08/15/12	305,239	0.0
1,900,000			Merrill Lynch & Co., Inc., 6.875%, 04/25/18	2,114,343	0.2

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financials: (continued)
500,000		#	Monumental Global Funding Ltd., 5.500%, 04/22/13	$522,040	0.0
800,000			Morgan Stanley, 5.950%, 12/28/17	824,469	0.1
1,600,000			Morgan Stanley, 6.250%, 08/28/17	1,686,421	0.1
500,000		#	National Bank of Canada, 2.200%, 10/19/16	514,056	0.0
1,400,000		#	Nationwide Building Society, 6.250%, 02/25/20	1,452,970	0.1
300,000		#	Nordea Bank AB, 2.125%, 01/14/14	301,134	0.0
DKK	3,078,406		Nykredit Realkredit A/S, 2.092%, 10/01/38	544,287	0.1
DKK	2,659,674		Nykredit Realkredit A/S, 2.092%, 04/01/38	471,205	0.0
600,000			Principal Life Income Funding Trusts, 5.300%, 04/24/13	626,954	0.0
900,000			Principal Life Income Funding Trusts, 5.550%, 04/27/15	993,323	0.1
4,000,000		L	Province of Ontario Canada, 1.600%, 09/21/16	4,037,616	0.3
CAD	1,800,000		Province of Ontario Canada, 4.000%, 06/02/21	1,947,093	0.2
CAD	7,900,000		Province of Ontario Canada, 4.700%, 06/02/37	9,312,409	0.8
900,000			Province of Quebec Canada, 2.750%, 08/25/21	904,963	0.1
CAD	1,000,000		Province of Quebec Canada, 4.250%, 12/01/21	1,097,459	0.1
CAD	100,000		Province of Quebec Canada, 4.500%, 12/01/17	111,827	0.0
2,900,000			Qatari Diar Finance QSC, 5.000%, 07/21/20	3,121,125	0.3
DKK	2,656,983		Realkredit Danmark A/S, 2.080%, 01/01/38	468,585	0.0
DKK	8,551,437		Realkredit Danmark A/S, 2.080%, 01/01/38	1,505,832	0.1
100,000			Royal Bank of Scotland PLC, 3.950%, 09/21/15	101,191	0.0
600,000		#	Royal Bank of Scotland PLC, 6.990%, 10/29/49	492,000	0.0
1,600,000		#	Royal Bank of Scotland PLC, 2.625%, 05/11/12	1,603,577	0.1
200,000		#	Royal Bank of Scotland PLC, 4.875%, 08/25/14	207,943	0.0
GBP	1,600,000		Santander Issuances S.A Unipersonal, 7.300%, 07/27/19	2,345,489	0.2
900,000			Sberbank of Russia Via SB Capital SA, 5.499%, 07/07/15	957,375	0.1
1,900,000			SLM Corp., 8.450%, 06/15/18	2,128,000	0.2
EUR	2,800,000		SLM Corp., 3.125%, 09/17/12	3,738,644	0.3
8,400,000			SLM Corp., 5.000%, 10/01/13	8,610,000	0.7
700,000			SLM Corp., 5.375%, 01/15/13	714,131	0.1
200,000		#	Societe Generale, 5.922%, 12/31/49	162,926	0.0
1,000,000			Springleaf Finance Corp., 6.900%, 12/15/17	785,000	0.1
2,900,000		#	State Bank of India/London, 4.500%, 07/27/15	3,001,523	0.2
400,000		#	Sydney Air, 5.125%, 02/22/21	412,268	0.0
700,000		#	Temasek Financial I Ltd., 4.300%, 10/25/19	763,486	0.1
300,000		#	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, 08/07/18	370,125	0.0
400,000		#	Turkiye Garanti Bankasi AS, 3.061%, 04/20/16	375,000	0.0
500,000			UBS AG, 5.750%, 04/25/18	548,002	0.0
1,100,000			UBS Preferred Funding Trust V, 6.243%, 05/29/49	1,075,250	0.1
400,000		#,L	Vnesheconombank Via VEB Finance Ltd., 5.450%, 11/22/17	415,068	0.0
1,800,000			Wachovia Corp., 5.750%, 02/01/18	2,094,849	0.2
133,527			Washington Mutual Mortgage Pass-through Certificates, 0.562%, 01/25/45	112,443	0.0
3,400,000		#	Westpac Banking Corp., 3.585%, 08/14/14	3,595,782	0.3
1,100,000			White Nights Finance BV for Gazprom, 10.500%, 03/25/14	1,254,484	0.1
500,000			White Nights Finance BV for Gazprom, 10.500%, 03/08/14	570,652	0.0
146,000		#	ZFS Finance USA Trust IV, 5.875%, 05/09/32	147,277	0.0
				241,705,924	19.9
			Health Care: 0.5%
2,400,000			Amgen, Inc., 6.150%, 06/01/18	2,878,529	0.2
300,000			AstraZeneca PLC, 5.900%, 09/15/17	359,901	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Health Care: (continued)
1,900,000			HCA, Inc., 8.500%, 04/15/19	$2,120,875	0.2
600,000			UnitedHealth Group, Inc., 4.875%, 02/15/13	621,761	0.1
				5,981,066	0.5
			Industrials: 0.8%
7,100,000		#	Asciano Finance Ltd., 5.000%, 04/07/18	7,340,924	0.6
400,000		#	Braskem Finance Ltd., 5.750%, 04/15/21	420,720	0.0
438,000		#	Cemex Espana Luxembourg, 9.875%, 04/30/19	422,670	0.0
2,000,000		#	Noble Group Ltd., 6.750%, 01/29/20	1,990,000	0.2
				10,174,314	0.8
			Information Technology: 0.7%
1,300,000			Dell, Inc., 4.700%, 04/15/13	1,353,891	0.1
5,700,000			International Business Machines Corp., 5.700%, 09/14/17	6,870,233	0.6
				8,224,124	0.7
			Materials: 1.4%
3,800,000		#	Braskem Finance Ltd., 7.000%, 05/07/20	4,290,200	0.4
3,400,000		#,L	CSN Islands XI Corp., 6.875%, 09/21/19	3,882,120	0.3
1,500,000		#	CSN Resources S.A., 6.500%, 07/21/20	1,687,500	0.2
3,000,000		#	Gerdau Holdings, Inc., 7.000%, 01/20/20	3,471,600	0.3
300,000		#	Gerdau Trade, Inc., 5.750%, 01/30/21	319,290	0.0
400,000			Rohm & Haas Co., 6.000%, 09/15/17	460,926	0.0
1,400,000			Union Pacific Corp., 4.163%, 07/15/22	1,515,133	0.1
200,000			Vale Overseas Ltd., 6.250%, 01/23/17	231,437	0.0
500,000			Vale Overseas Ltd., 6.875%, 11/10/39	584,923	0.1
				16,443,129	1.4
			Telecommunication Services: 0.8%
3,416,000			AT&T, Inc., 4.950%, 01/15/13	3,532,605	0.3
600,000			AT&T, Inc., 5.500%, 02/01/18	707,604	0.1
1,500,000			AT&T, Inc., 6.300%, 01/15/38	1,763,907	0.2
2,500,000			BellSouth Corp., 5.200%, 09/15/14	2,752,753	0.2
200,000		#	Qtel International Finance Ltd., 4.750%, 02/16/21	207,760	0.0
				8,964,629	0.8
			Utilities: 1.1%
200,000		#	AES Corp., 7.375%, 07/01/21	222,000	0.0
300,000			Columbus Southern Power Co., 6.600%, 03/01/33	366,730	0.0
6,600,000		#,L	Comision Federal de Electricidad, 4.875%, 05/26/21	7,062,000	0.6
600,000		#,L	EDF S.A., 5.500%, 01/26/14	643,750	0.1
600,000		#	EDF S.A., 6.500%, 01/26/19	702,339	0.1
400,000		#	Electricite de France SA, 6.950%, 01/26/39	475,141	0.0
2,100,000		#,L	Enel Finance International S.A., 6.250%, 09/15/17	2,234,631	0.2
500,000			Majapahit Holding BV, 7.250%, 06/28/17	580,000	0.0
1,000,000			NV Energy, Inc., 6.250%, 11/15/20	1,089,879	0.1
JPY	1,000,000		Tokyo Electric Power Co., Inc./The, 1.500%, 05/30/14	10,919	0.0
JPY	7,000,000		Tokyo Electric Power Co., Inc./The, 1.850%, 07/28/14	76,408	0.0
				13,463,797	1.1
			Total Corporate Bonds/Notes
			(Cost $325,566,944)	339,468,724	28.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.0%
36,246			Adjustable Rate Mortgage Trust, 2.872%, 05/25/35	35,821	0.0
337,443			American Home Mortgage Investment Trust, 2.241%, 02/25/45	275,851	0.0
419,827		#	Arran Residential Mortgages Funding PLC, 2.251%, 05/16/47	561,305	0.1
1,700,000		#	Arran Residential Mortgages Funding PLC, 2.451%, 05/16/47	2,274,074	0.2
800,000			Banc of America Commercial Mortgage, Inc., 5.921%, 05/10/45	913,560	0.1
447,276			Banc of America Funding Corp., 2.667%, 05/25/35	448,804	0.0
362,736			Banc of America Funding Corp., 5.741%, 01/20/47	224,537	0.0
252,337			Banc of America Mortgage Securities, Inc., 2.873%, 07/25/33	241,676	0.0
779			Banc of America Mortgage Securities, Inc., 5.000%, 05/25/34	778	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
225,275		#	Banc of America Re-Remic Trust, 1.765%, 02/17/40	$224,948	0.0
200,000		#	BCAP LLC Trust, 5.564%, 03/25/37	150,600	0.0
1,600,000		#	BCRR Trust, 5.858%, 07/17/40	1,829,915	0.2
2,154,216			Bear Stearns Adjustable Rate Mortgage Trust, 2.570%, 03/25/35	2,095,925	0.2
566,321			Bear Stearns Adjustable Rate Mortgage Trust, 2.808%, 11/25/34	482,660	0.1
1,192,895			Bear Stearns Adjustable Rate Mortgage Trust, 3.078%, 03/25/35	1,180,683	0.1
85,875			Bear Stearns Adjustable Rate Mortgage Trust, 5.363%, 02/25/36	75,914	0.0
303,697			Bear Stearns Alternative-A Trust, 2.809%, 05/25/35	241,264	0.0
180,212			Bear Stearns Alternative-A Trust, 2.826%, 09/25/35	120,077	0.0
525,629			Bear Stearns Alternative-A Trust, 2.874%, 11/25/36	288,051	0.0
100,000			Bear Stearns Commercial Mortgage Securities, 5.331%, 02/11/44	108,107	0.0
300,000			Bear Stearns Commercial Mortgage Securities, 5.471%, 01/12/45	341,416	0.0
471,775			Bear Stearns Structured Products, Inc., 2.749%, 01/26/36	278,229	0.0
295,085			Bear Stearns Structured Products, Inc., 2.845%, 12/26/46	168,166	0.0
438,218			Citigroup Mortgage Loan Trust, Inc., 2.682%, 08/25/35	413,953	0.0
900,000			Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	1,012,051	0.1
154,729			Countrywide Home Loan Mortgage Pass-through Trust, 0.562%, 03/25/35	96,661	0.0
686,142		#	Countrywide Home Loan Mortgage Pass-through Trust, 0.582%, 06/25/35	586,959	0.1
394,684			Countrywide Home Loan Mortgage Pass-through Trust, 2.746%, 11/25/34	328,002	0.0
681,038			Countrywide Home Loan Mortgage Pass-through Trust, 2.776%, 02/20/35	564,262	0.1
460,013		#	Credit Suisse Mortgage Capital Certificates, 0.412%, 10/15/21	428,877	0.0
2,385,382		#	Credit Suisse Mortgage Capital Certificates, 0.472%, 10/15/21	2,247,296	0.2
100,000			Credit Suisse Mortgage Capital Certificates, 5.663%, 03/15/39	110,107	0.0
2,300,000			Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	2,513,637	0.2
129,036			Downey Savings & Loan Association Mortgage Loan Trust, 2.455%, 07/19/44	103,475	0.0
EUR	105,511		European Loan Conduit, 1.207%, 05/15/19	123,131	0.0
250,404			First Horizon Mortgage Pass-through Trust, 2.731%, 08/25/35	205,701	0.0
6,184,994			Granite Master Issuer PLC, 0.422%, 12/20/54	5,936,357	0.5
235,034			Greenpoint Mortgage Pass-through Certificates, 3.103%, 10/25/33	206,838	0.0
100,000			Greenwich Capital Commercial Funding Corp., 4.799%, 08/10/42	108,473	0.0
600,000			Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	662,795	0.1
622,163		#	GS Mortgage Securities Corp. II, 1.103%, 03/06/20	617,925	0.1
51,513			GSR Mortgage Loan Trust, 2.441%, 06/25/34	45,853	0.0
468,778			GSR Mortgage Loan Trust, 2.659%, 09/25/35	457,068	0.0
951			GSR Mortgage Loan Trust, 6.000%, 03/25/32	961	0.0
191,595			Harborview Mortgage Loan Trust, 0.462%, 05/19/35	122,200	0.0
362,857			Harborview Mortgage Loan Trust, 2.799%, 07/19/35	263,924	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,300,000	#	Hillmark Funding, 0.743%, 05/21/21	$3,118,913	0.3
198,308		Indymac Index Mortgage Loan Trust, 2.574%, 12/25/34	152,724	0.0
1,700,000	#	JPMorgan Chase Commercial Mortgage Securities Corp., 4.070%, 11/15/43	1,815,751	0.2
800,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	879,623	0.1
2,600,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	2,894,597	0.2
4,300,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	4,803,629	0.4
300,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, 02/15/51	337,772	0.0
771,775		JPMorgan Mortgage Trust, 2.853%, 07/25/35	750,834	0.1
141,818		JPMorgan Mortgage Trust, 5.015%, 02/25/35	142,993	0.0
229,851		Merrill Lynch Mortgage Investors Trust, 0.452%, 02/25/36	167,266	0.0
263,885		Merrill Lynch Mortgage Investors Trust, 2.393%, 05/25/33	255,341	0.0
300,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, 03/12/51	324,232	0.0
189,615		MLCC Mortgage Investors, Inc., 0.492%, 11/25/35	152,085	0.0
102,067		MLCC Mortgage Investors, Inc., 1.244%, 10/25/35	88,292	0.0
100,000		Morgan Stanley Capital I, 5.809%, 12/12/49	115,104	0.0
4,700,000		Morgan Stanley Capital I, 5.882%, 06/11/49	5,322,741	0.5
63,860		Residential Accredit Loans, Inc., 0.642%, 03/25/33	57,731	0.0
44,254		Residential Asset Securitization Trust, 0.642%, 05/25/33	42,110	0.0
8,547		Residential Funding Mortgage Securities I, 6.500%, 03/25/32	8,982	0.0
189,081		Sequoia Mortgage Trust, 0.592%, 07/20/33	176,900	0.0
318,059		Sequoia Mortgage Trust, 2.653%, 04/20/35	301,466	0.0
11,710		SLM Student Loan Trust, 0.860%, 01/25/15	11,712	0.0
191,559		Structured Adjustable Rate Mortgage Loan Trust, 2.697%, 08/25/35	152,586	0.0
461,589		Structured Asset Mortgage Investments, Inc., 0.492%, 07/19/35	412,883	0.0
162,724	#	Structured Asset Securities Corp., 2.773%, 10/25/35	128,771	0.0
2,294,823		Thornburg Mortgage Securities Trust, 6.145%, 10/25/46	2,244,119	0.2
651,017	#	Wachovia Bank Commercial Mortgage Trust, 0.322%, 06/15/20	616,548	0.1
400,000		Wachovia Bank Commercial Mortgage Trust, 5.509%, 04/15/47	434,719	0.0
2,500,000		WaMu Mortgage Pass Through Certificates, 5.442%, 02/25/37	2,097,468	0.2
127,773		Washington Mutual Mortgage Pass-through Certificates, 0.552%, 01/25/45	106,554	0.0
17,345		Washington Mutual Mortgage Pass-through Certificates, 1.559%, 08/25/42	14,152	0.0
36,388		Washington Mutual Mortgage Pass-through Certificates, 2.474%, 02/27/34	35,997	0.0
804,192		Washington Mutual Mortgage Pass-through Certificates, 2.724%, 07/25/46	636,203	0.1
860,613		Washington Mutual Mortgage Pass-through Certificates, 2.724%, 08/25/46	607,940	0.1
324,931		Wells Fargo Mortgage-Backed Securities Trust, 2.648%, 01/25/35	307,712	0.0
256,826		Wells Fargo Mortgage-Backed Securities Trust, 2.665%, 05/25/35	254,664	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
536,224		Wells Fargo Mortgage-Backed Securities Trust, 2.704%, 12/25/34	$536,490	0.1

		Total Collateralized Mortgage Obligations
		(Cost $58,009,912)	60,226,471	5.0
MUNICIPAL BONDS: 4.0%
		California: 1.9%
4,000,000		Bay Area Toll Authority, 7.043%, 04/01/50	5,329,240	0.4
1,000,000		California Infrastructure & Economic Development Bank, 6.486%, 05/15/49	1,180,610	0.1
1,200,000		California State Public Works Board, 7.804%, 03/01/35	1,355,016	0.1
500,000		California State University, 6.434%, 11/01/30	559,685	0.1
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	249,950	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	379,374	0.0
3,500,000		Los Angeles Department of Airports, 6.582%, 05/15/39	4,279,660	0.4
450,000	#	Orange County Sanitation District, 9.060%, 02/01/33	505,773	0.0
6,000,000		Southern California Public Power Authority, 5.943%, 07/01/40	6,865,620	0.6
400,000		State of California, 5.650%, 04/01/39	419,916	0.0
500,000		State of California, 7.500%, 04/01/34	633,480	0.1
500,000		State of California, 7.550%, 04/01/39	642,455	0.1
100,000		State of California, 7.700%, 11/01/30	117,433	0.0
200,000		University of California, 6.398%, 05/15/31	233,344	0.0
300,000		University of California, 6.548%, 05/15/48	368,448	0.0
			23,120,004	1.9
		Illinois: 0.2%
1,000,000		Chicago Transit Authority, 6.200%, 12/01/40	1,131,230	0.1
100,000		Chicago Transit Authority, 6.300%, 12/01/21	110,434	0.0
700,000		Chicago Transit Authority, 6.899%, 12/01/40	840,931	0.1
700,000		Chicago Transit Authority, 6.899%, 12/01/40	840,931	0.0
			2,923,526	0.2
		Nebraska: 0.1%
500,000		Public Power Generation Agency, 7.242%, 01/01/41	566,195	0.1

		Nevada: 0.4%
3,300,000		City of North Las Vegas NV, 6.572%, 06/01/40	3,582,084	0.3
600,000		County of Clark NV, 6.820%, 07/01/45	789,246	0.1
			4,371,330	0.4
		New Jersey: 0.1%
600,000		New Jersey Economic Development Authority, 1.474%, 06/15/13	602,334	0.1

		New York: 0.8%
1,000,000		New York City Municipal Water Finance Authority, 5.000%, 06/15/44	1,083,930	0.1
2,900,000		New York City Municipal Water Finance Authority, 5.882%, 06/15/44	3,665,716	0.3
1,000,000		New York City Municipal Water Finance Authority, 6.011%, 06/15/42	1,291,830	0.1
2,900,000		New York City Municipal Water Finance Authority, 6.282%, 06/15/42	3,279,871	0.3
100,000		Tobacco Settlement Financing Corp., 5.875%, 05/15/39	100,587	0.0
200,000		Tobacco Settlement Financing Corp., 6.250%, 06/01/42	201,694	0.0
			9,623,628	0.8
		Ohio: 0.0%
400,000		Buckeye Tobacco Settlement Financing Authority, 5.875%, 06/01/30	308,512	0.0

		Texas: 0.5%
2,200,000		City of San Antonio TX, 5.808%, 02/01/41	2,696,474	0.2
2,900,000		City of San Antonio TX, 6.308%, 02/01/37	3,285,787	0.3

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
			Texas: (continued)
400,000			Texas State Transportation Commission, 5.178%, 04/01/30	$466,816	0.0
				6,449,077	0.5
			Wisconsin: 0.0%
70,000			Badger TOB Asset Securitization Corp., 6.125%, 06/01/27	70,702	0.0

			Total Municipal Bonds
			(Cost $40,811,625)	48,035,308	4.0

ASSET-BACKED SECURITIES: 0.1%
			Home Equity Asset-Backed Securities: 0.0%
476,929			Household Home Equity Loan Trust, 0.532%, 01/20/34	437,840	0.0

			Other Asset-Backed Securities: 0.1%
95,277			Countrywide Asset-Backed Certificates, 0.322%, 10/25/47	94,310	0.0
1,308,445			Countrywide Asset-Backed Certificates, 0.422%, 09/25/36	1,089,541	0.1
188,918			JPMorgan Mortgage Acquisition Corp., 0.302%, 03/25/47	157,811	0.0
58,753			Long Beach Mortgage Loan Trust, 0.802%, 10/25/34	47,378	0.0
				1,389,040	0.1
			Total Asset-Backed Securities
			(Cost $2,118,479)	1,826,880	0.1

FOREIGN GOVERNMENT BONDS: 2.0%
BRL	2,000,000		Brazil Government International Bond, 10.250%, 01/10/28	1,314,744	0.1
CAD	2,600,000	#	Canada Housing Trust No 1, 3.350%, 12/15/20	2,780,093	0.2
CAD	900,000	#	Canada Housing Trust No 1, 3.750%, 03/15/20	990,393	0.1
CAD	400,000	#	Canada Housing Trust No 1, 3.800%, 06/15/21	442,063	0.0
EUR	100,000		European Investment Bank, 3.625%, 01/15/21	143,216	0.0
EUR	100,000		European Investment Bank, 4.625%, 04/15/20	153,410	0.0
	600,000	#	Export-Import Bank of China, 4.875%, 07/21/15	655,715	0.1
	900,000		Federative Republic of Brazil, 12.500%, 01/05/22	654,639	0.1
EUR	2,192,547		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/21	2,545,295	0.2
	400,000	#	Korea Housing Finance Corp., 4.125%, 12/15/15	422,896	0.0
	600,000		Mexico Government International Bond, 6.050%, 01/11/40	726,000	0.1
	250,000		Panama Government International Bond, 8.875%, 09/30/27	384,375	0.0
	71,000		Panama Government International Bond, 9.375%, 04/01/29	114,062	0.0
CAD	100,000		Province of British Columbia Canada, 3.250%, 12/18/21	102,483	0.0
CAD	100,000		Province of British Columbia Canada, 4.300%, 06/18/42	114,417	0.0
CAD	1,600,000		Province of Ontario Canada, 3.150%, 06/02/22	1,607,587	0.1
	300,000		Province of Ontario Canada, 3.000%, 07/16/18	317,917	0.0
CAD	200,000		Province of Ontario Canada, 4.200%, 03/08/18	220,895	0.0
CAD	1,700,000		Province of Ontario Canada, 4.200%, 06/02/20	1,869,225	0.2
CAD	700,000		Province of Ontario Canada, 4.300%, 03/08/17	773,070	0.1
CAD	1,000,000		Province of Ontario Canada, 4.400%, 06/02/19	1,115,715	0.1
CAD	600,000		Province of Ontario Canada, 4.600%, 06/02/39	702,580	0.1
CAD	300,000		Province of Ontario Canada, 5.500%, 06/02/18	353,281	0.0
CAD	1,500,000		Province of Quebec Canada, 3.500%, 12/01/22	1,541,957	0.1
	300,000		Province of Quebec Canada, 3.500%, 07/29/20	322,913	0.0
CAD	200,000		Province of Quebec Canada, 4.500%, 12/01/20	223,957	0.0
CAD	400,000		Quebec Province, 4.500%, 12/01/18	448,115	0.1
RUB	200,000		Russian Foreign Bond - Eurobond, 3.625%, 04/29/15	208,500	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
668,000		+	Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	$802,435	0.1
1,000,000		#	Societe Financement de l’Economie Francaise, 0.669%, 07/16/12	1,001,810	0.1
EUR	700,000		Societe Financement de l’Economie Francaise, 2.125%, 05/20/12	935,493	0.1
200,000		#	Societe Financement de l’Economie Francaise, 3.375%, 05/05/14	209,379	0.0
200,000		#	Vnesheconombank Via VEB Finance PLC, 5.375%, 02/13/17	207,000	0.0

			Total Foreign Government Bonds
			(Cost $23,489,587)	24,405,630	2.0
U.S. TREASURY OBLIGATIONS: 26.6%
			Treasury Inflation Indexed Protected Securities: 3.7%
6,200,000		L	0.125%, due 01/15/22	6,357,486	0.5
2,300,000			0.625%, due 07/15/21	2,502,807	0.2
11,000,000			1.125%, due 01/15/21	12,831,505	1.0
2,300,000			1.250%, due 07/15/20	2,730,380	0.2
600,000			1.750%, due 01/15/28	775,150	0.1
3,100,000			2.000%, due 01/15/26	4,340,694	0.4
2,900,000			2.375%, due 01/15/25	4,437,217	0.4
1,700,000			2.375%, due 01/15/27	2,452,626	0.2
5,000,000			2.500%, due 01/15/29	6,971,117	0.6
800,000			3.625%, due 04/15/28	1,654,989	0.1
				45,053,971	3.7
			U.S. Treasury Bonds: 1.7%
9,900,000			3.000%, due 02/28/17	10,833,540	0.9
3,400,000			3.375%, due 11/15/19	3,794,720	0.3
5,100,000			3.500%, due 05/15/20	5,735,108	0.5
				20,363,368	1.7
			U.S. Treasury Notes: 21.2%
54,700,000		L	0.875%, due 02/28/17	54,311,138	4.5
32,300,000			0.250%, due 03/31/14	32,247,028	2.6
44,900,000			0.875%, due 12/31/16	44,664,993	3.7
2,000,000			1.375%, due 11/30/18	1,980,626	0.2
40,000,000			1.500%, due 08/31/18	40,093,760	3.3
34,900,000			0.250%, due 02/15/15	34,654,618	2.8
45,400,000			0.875%, due 01/31/17	45,123,333	3.7
4,500,000			1.250%, due 03/15/14	4,579,452	0.4
				257,654,948	21.2
			Total U.S. Treasury Obligations
			(Cost $320,941,295)	323,072,287	26.6
U.S. GOVERNMENT AGENCY OBLIGATIONS: 56.9%
			Federal Home Loan Mortgage Corporation: 3.2%##
1,144,475			1.562%, due 07/25/44	1,164,436	0.1
271,270			0.392%, due 07/15/19	270,738	0.0
678,672			0.392%, due 08/15/19	677,296	0.1
9,000,000			1.000%, due 03/08/17	8,881,533	0.7
800,000			1.250%, due 05/12/17	799,511	0.1
233,151			1.355%, due 10/25/44	233,230	0.0
343,166			1.875%, due 03/25/24	350,660	0.0
2,400,000			2.000%, due 08/25/16	2,496,600	0.2
72,759			2.095%, due 09/01/35	76,908	0.0
400,000			2.375%, due 01/13/22	393,353	0.0
12,020			2.457%, due 04/01/32	12,591	0.0
300,000			2.500%, due 05/27/16	318,835	0.0
10,414			3.500%, due 07/15/32	10,813	0.0
328,969			4.500%, due 03/01/41	349,125	0.0
6,974,633			4.500%, due 09/01/41	7,401,970	0.6
1,600,000			5.250%, due 04/18/16	1,872,955	0.2
600,000			5.500%, due 08/23/17	731,054	0.1
60,692			5.500%, due 03/01/23	66,021	0.0
109,768			5.500%, due 05/01/23	120,573	0.0
1,606			5.500%, due 08/15/30	1,841	0.0
902,488			5.500%, due 06/01/36	987,938	0.1
1,534,136			5.500%, due 12/01/37	1,682,988	0.1
437,827			5.500%, due 07/01/38	476,614	0.1
1,943			6.000%, due 10/01/17	2,112	0.0
13,169			6.000%, due 02/01/22	14,528	0.0
299,871			6.000%, due 03/01/23	330,807	0.0
6,000,000		W	6.000%, due 05/01/37	6,602,814	0.6
267,370			6.000%, due 09/01/37	295,246	0.0
12,370			6.000%, due 10/01/37	13,714	0.0
75,806			6.000%, due 06/01/38	84,776	0.0
132,837			6.000%, due 04/01/39	146,521	0.0
52,193			6.000%, due 05/01/39	57,569	0.0
1,151,621			6.000%, due 08/01/39	1,270,249	0.1
400,000			4.875%, due 06/13/18	477,559	0.1
181,472			4.500%, due 02/01/39	192,591	0.0
179,012			4.500%, due 02/01/39	189,980	0.0
				39,056,049	3.2
			Federal National Mortgage Association: 53.7%##
16,000,000			—%, due 04/12/42	17,022,501	1.4
338,901			0.302%, due 07/25/37	326,390	0.0
87,323			0.362%, due 03/25/34	86,871	0.0
60,800,000			0.375%, due 03/16/15	60,388,992	5.0
620,565			0.552%, due 04/25/37	619,085	0.1
1,258,024			0.692%, due 09/25/35	1,258,382	0.1
1,900,000			1.125%, due 04/27/17	1,882,517	0.2
13,900,000			1.250%, due 01/30/17	13,943,465	1.2
77,420			1.369%, due 10/01/44	77,942	0.0
112,302			1.369%, due 10/01/44	113,092	0.0
710,612			1.623%, due 02/01/33	735,597	0.1
4,531			1.750%, due 02/01/20	4,550	0.0
70,964			1.750%, due 04/25/24	73,328	0.0
488,877			2.127%, due 09/01/35	515,907	0.1
172,848			2.173%, due 08/01/35	182,159	0.0
67,881			2.335%, due 04/01/32	68,351	0.0
9,953			2.377%, due 09/01/31	10,546	0.0
768,518			2.496%, due 11/01/34	819,611	0.1
223,096			2.560%, due 09/01/34	238,343	0.0
260,196			2.785%, due 02/01/35	277,751	0.0
21,000,000		W	3.000%, due 10/25/26	21,689,061	1.8
37,000,000		W	3.000%, due 12/25/26	38,312,342	3.2
298,349			3.330%, due 11/01/21	318,766	0.0
169,900			3.500%, due 09/01/13	177,006	0.0
423,400			3.500%, due 09/01/14	444,493	0.0
429,674			3.500%, due 08/01/20	451,351	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
2,896,478		3.500%, due 09/01/20	$3,042,605	0.3
17,461		3.500%, due 10/01/20	18,342	0.0
322,089		3.500%, due 03/01/25	338,168	0.0
816,018		3.500%, due 08/01/25	856,927	0.1
905,752		3.500%, due 08/01/25	951,160	0.1
45,761		3.500%, due 09/01/25	48,055	0.0
965,161		3.500%, due 09/01/25	1,013,547	0.1
1,628,909		3.500%, due 10/01/25	1,710,570	0.2
672,354		3.500%, due 10/01/25	706,060	0.1
2,150,078		3.500%, due 10/01/25	2,257,867	0.2
23,743		3.500%, due 10/01/25	24,933	0.0
420,057		3.500%, due 11/01/25	441,116	0.0
801,294		3.500%, due 11/01/25	841,465	0.1
886,082		3.500%, due 12/01/25	930,504	0.1
674,697		3.500%, due 12/01/25	708,522	0.1
444,540		3.500%, due 12/01/25	466,826	0.1
54,000,000	W	3.500%, due 12/25/25	56,649,375	4.7
99,999		3.500%, due 01/01/26	105,013	0.0
592,327		3.500%, due 01/01/26	622,022	0.1
122,886		3.500%, due 02/01/26	129,047	0.0
273,928		3.500%, due 02/01/26	287,661	0.0
176,721		3.500%, due 02/01/26	185,580	0.0
59,968		3.500%, due 02/01/26	62,974	0.0
1,007,600		3.500%, due 04/01/26	1,058,113	0.1
285,736		3.500%, due 05/01/26	300,061	0.0
52,365		3.500%, due 06/01/26	54,990	0.0
1,011,350		3.500%, due 06/01/26	1,062,051	0.1
378,300		3.500%, due 06/01/26	397,265	0.0
1,370,327		3.500%, due 07/01/26	1,439,025	0.1
4,242,638		3.500%, due 08/01/26	4,455,333	0.4
26,944		3.500%, due 09/01/26	28,294	0.0
781,990		3.500%, due 09/01/26	821,193	0.1
528,516		3.500%, due 10/01/26	555,012	0.1
4,181,256		3.500%, due 10/01/26	4,390,873	0.4
199,999		3.500%, due 10/01/26	210,026	0.0
917,456		3.500%, due 10/01/26	963,450	0.1
293,053		3.500%, due 11/01/26	307,744	0.0
647,919		3.500%, due 12/01/26	680,401	0.1
4,907,311		3.500%, due 12/01/26	5,153,327	0.4
908,211		3.500%, due 01/01/27	953,742	0.1
273,633		3.500%, due 01/01/27	287,351	0.0
278,022		3.500%, due 02/01/27	291,960	0.0
37,000,000	W	3.500%, due 12/25/40	37,896,094	3.1
14,745		4.000%, due 06/01/13	15,528	0.0
185,527		4.000%, due 07/01/13	196,565	0.0
566,313		4.000%, due 08/01/13	596,056	0.1
116,809		4.000%, due 01/01/14	123,990	0.0
245,914		4.000%, due 03/01/14	260,355	0.0
35,280		4.000%, due 04/01/14	37,352	0.0
78,469		4.000%, due 05/01/14	83,079	0.0
154,354		4.000%, due 07/01/18	164,794	0.0
46,222		4.000%, due 03/01/23	49,016	0.0
17,287		4.000%, due 04/01/24	18,331	0.0
1,000,000	W	4.000%, due 04/01/24	1,059,844	0.1
722,349		4.000%, due 04/01/24	766,015	0.1
687,410		4.000%, due 04/01/24	728,964	0.1
915,919		4.000%, due 04/01/24	971,286	0.1
209,190		4.000%, due 05/01/24	221,836	0.0
52,902		4.000%, due 06/01/24	56,100	0.0
55,233		4.000%, due 07/01/24	58,572	0.0
24,856		4.000%, due 09/01/24	26,359	0.0
160,411		4.000%, due 09/01/24	170,108	0.0
197,258		4.000%, due 09/01/24	209,182	0.0
14,135		4.000%, due 10/01/24	14,990	0.0
606,332		4.000%, due 10/01/24	642,985	0.1
38,654		4.000%, due 01/01/25	40,990	0.0
121,667		4.000%, due 01/01/25	129,022	0.0
121,679		4.000%, due 01/01/25	129,035	0.0
55,840		4.000%, due 02/01/25	59,215	0.0
104,196		4.000%, due 04/01/25	110,494	0.0
47,347		4.000%, due 05/01/25	50,209	0.0
147,684		4.000%, due 05/01/25	156,611	0.0
40,035		4.000%, due 06/01/25	42,455	0.0
56,098		4.000%, due 06/01/25	59,489	0.0
23,396		4.000%, due 07/01/25	24,810	0.0
23,438		4.000%, due 08/01/25	24,855	0.0
55,233		4.000%, due 10/01/25	59,038	0.0
49,259		4.000%, due 11/01/25	52,237	0.0
648,551		4.000%, due 01/01/26	687,756	0.1
23,628		4.000%, due 02/01/26	25,330	0.0
45,082		4.000%, due 02/01/26	47,807	0.0
350,323		4.000%, due 03/01/26	374,456	0.0
26,741		4.000%, due 04/01/26	28,416	0.0
54,202		4.000%, due 04/01/26	57,597	0.0
3,741,295		4.000%, due 04/01/26	3,975,640	0.3
208,620		4.000%, due 04/01/26	221,687	0.0
854,396		4.000%, due 04/01/26	907,913	0.1
145,922		4.000%, due 06/01/26	156,430	0.0
179,816		4.000%, due 06/01/26	191,079	0.0
240,329		4.000%, due 06/01/26	256,884	0.0
164,205		4.000%, due 07/01/26	174,490	0.0
8,000,000	W	4.000%, due 02/25/39	8,372,500	0.7
27,000,000	W	4.000%, due 04/25/39	28,316,250	2.3
6,867		4.500%, due 08/01/13	6,962	0.0
46,138		4.500%, due 07/01/17	49,430	0.0
44,531		4.500%, due 06/01/18	47,712	0.0
95,105		4.500%, due 07/01/18	102,296	0.0
205,485		4.500%, due 10/01/18	221,021	0.0
23,622		4.500%, due 03/01/19	25,304	0.0
76,603		4.500%, due 01/01/20	82,059	0.0
151,619		4.500%, due 03/01/20	162,893	0.0
20,542		4.500%, due 03/01/23	22,019	0.0
134,081		4.500%, due 03/01/23	143,716	0.0
7,007		4.500%, due 05/01/23	7,511	0.0
61,239		4.500%, due 03/01/24	65,601	0.0
61,156		4.500%, due 05/01/24	65,551	0.0
204,951		4.500%, due 06/01/24	219,550	0.0
70,620		4.500%, due 06/01/25	75,650	0.0
136,864		4.500%, due 07/01/25	146,699	0.0
9,694,698		4.500%, due 01/01/26	10,391,321	0.9
230,719		4.500%, due 07/01/26	248,018	0.0
10,850,566		4.500%, due 04/01/29	11,562,853	1.0
10,243,338		4.500%, due 04/01/29	10,915,764	0.9
89,278		4.500%, due 05/01/29	95,139	0.0
356,305		4.500%, due 02/01/31	379,472	0.0
41,146		4.500%, due 08/01/35	43,828	0.0
28,974		4.500%, due 04/01/38	30,835	0.0
1,000,000	W	4.500%, due 05/01/38	1,059,219	0.1
304,559		4.500%, due 08/01/38	324,124	0.0
5,858,678		4.500%, due 01/01/39	6,235,033	0.5
163,891		4.500%, due 02/01/39	174,419	0.0
11,580		4.500%, due 02/01/39	12,369	0.0
19,107		4.500%, due 03/01/39	20,335	0.0
16,324		4.500%, due 03/01/39	17,373	0.0
78,000,000	W	4.500%, due 04/25/39	82,984,691	6.8
10,204,732		4.500%, due 05/01/39	10,939,997	0.9

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
956,281		4.500%, due 05/01/39	$1,030,562	0.1
77,369		4.500%, due 05/01/39	82,339	0.0
22,088,381		4.500%, due 06/01/39	23,507,315	1.9
1,575,699		4.500%, due 08/01/39	1,676,920	0.1
81,433		4.500%, due 08/01/39	86,664	0.0
32,674		4.500%, due 08/01/39	34,773	0.0
437,964		4.500%, due 08/01/39	466,098	0.0
3,494,176		4.500%, due 09/01/39	3,718,638	0.3
3,041,005		4.500%, due 09/01/39	3,236,356	0.3
31,842		4.500%, due 10/01/39	33,887	0.0
687,105		4.500%, due 10/01/39	731,244	0.1
720,931		4.500%, due 11/01/39	767,242	0.1
184,609		4.500%, due 12/01/39	196,468	0.0
123,852		4.500%, due 12/01/39	131,808	0.0
131,559		4.500%, due 01/01/40	140,010	0.0
68,066		4.500%, due 01/01/40	72,438	0.0
391,835		4.500%, due 02/01/40	417,006	0.0
360,290		4.500%, due 03/01/40	383,885	0.0
247,354		4.500%, due 05/01/40	263,553	0.0
23,439		4.500%, due 07/01/40	24,974	0.0
176,376		4.500%, due 07/01/40	187,926	0.0
521,312		4.500%, due 08/01/40	554,911	0.1
2,912,039		4.500%, due 08/01/40	3,102,745	0.3
27,391		4.500%, due 09/01/40	29,151	0.0
1,807,340		4.500%, due 09/01/40	1,925,701	0.2
36,943		4.500%, due 10/01/40	39,362	0.0
6,579,327		4.500%, due 10/01/40	7,010,201	0.6
382,414		4.500%, due 10/01/40	406,840	0.0
819,991		4.500%, due 11/01/40	873,691	0.1
86,268		4.500%, due 12/01/40	91,917	0.0
195,361		4.500%, due 12/01/40	208,155	0.0
1,005,134		4.500%, due 01/01/41	1,070,959	0.1
270,577		4.500%, due 02/01/41	288,805	0.0
47,676		4.500%, due 02/01/41	50,798	0.0
717,547		4.500%, due 03/01/41	773,283	0.1
41,173		4.500%, due 03/01/41	43,869	0.0
262,738		4.500%, due 04/01/41	280,437	0.0
557,882		4.500%, due 04/01/41	595,463	0.1
24,401		4.500%, due 04/01/41	26,045	0.0
52,623		4.500%, due 04/01/41	56,167	0.0
157,057		4.500%, due 04/01/41	167,638	0.0
665,311		4.500%, due 04/01/41	710,129	0.1
142,547		4.500%, due 05/01/41	152,150	0.0
1,381,754		4.500%, due 05/01/41	1,474,834	0.1
423,062		4.500%, due 05/01/41	450,768	0.0
400,098		4.500%, due 05/01/41	427,051	0.0
36,089		4.500%, due 07/01/41	38,521	0.0
261,905		4.500%, due 07/01/41	279,548	0.0
1,971,395		4.500%, due 07/01/41	2,104,196	0.2
1,798,629		4.500%, due 07/01/41	1,919,791	0.2
261,836		4.500%, due 07/01/41	279,474	0.0
158,707		4.500%, due 08/01/41	171,035	0.0
204,188		4.500%, due 10/01/41	217,943	0.0
66,150		4.517%, due 12/01/36	69,682	0.0
600,000		5.000%, due 02/13/17	706,924	0.1
800,000		5.000%, due 05/11/17	947,211	0.1
747,065		5.000%, due 03/01/34	808,996	0.1
1,408,474		5.000%, due 03/01/35	1,524,574	0.1
37,000,000	W	5.000%, due 05/01/37	39,907,976	3.3
100,000		5.250%, due 09/15/16	118,545	0.0
1,300,000		5.375%, due 06/12/17	1,566,425	0.1
8,011		5.500%, due 04/01/21	8,764	0.0
60,617		5.500%, due 06/01/22	66,077	0.0
8,582		5.500%, due 11/01/22	9,355	0.0
166,428		5.500%, due 11/01/22	181,419	0.0
11,352		5.500%, due 11/01/22	12,419	0.0
111,206		5.500%, due 05/01/23	122,289	0.0
73,085		5.500%, due 06/01/23	80,431	0.0
73,620		5.500%, due 07/01/23	80,251	0.0
277,936		5.500%, due 07/01/23	302,971	0.0
187,808		5.500%, due 09/01/23	204,725	0.0
220,926		5.500%, due 02/01/24	243,131	0.0
25,454		5.500%, due 04/01/28	27,782	0.0
69,075		5.500%, due 11/01/33	75,920	0.0
96,347		5.500%, due 12/01/33	105,895	0.0
102,119		5.500%, due 02/01/35	112,064	0.0
3,149		5.500%, due 12/01/36	3,440	0.0
951,413		5.500%, due 03/01/37	1,039,159	0.1
72,578		5.500%, due 04/01/37	79,159	0.0
291,709		5.500%, due 05/01/37	318,157	0.0
9,085		5.500%, due 05/01/37	9,908	0.0
3,000,000	W	5.500%, due 05/01/37	3,263,907	0.3
25,293		5.500%, due 05/01/37	27,586	0.0
13,538		5.500%, due 06/01/37	14,765	0.0
1,625,025		5.500%, due 07/01/37	1,772,358	0.2
40,478		5.500%, due 07/01/37	44,148	0.0
6,777		5.500%, due 07/01/37	7,391	0.0
106,622		5.500%, due 07/01/37	116,289	0.0
38,150		5.500%, due 08/01/37	41,609	0.0
88,130		5.500%, due 09/01/37	96,120	0.0
637,907		5.500%, due 03/01/38	701,126	0.1
167,233		5.500%, due 08/01/38	183,074	0.0
19,000,000	W	5.500%, due 04/13/40	20,704,066	1.7
78,511		6.000%, due 06/01/17	85,037	0.0
20,472		6.000%, due 01/01/18	22,308	0.0
9,108		6.000%, due 12/01/18	10,041	0.0
142,104		6.000%, due 04/01/22	156,666	0.0
309,501		6.000%, due 06/01/22	341,217	0.0
56,817		6.000%, due 01/01/23	62,639	0.0
3,471		6.000%, due 11/01/32	3,878	0.0
52,371		6.000%, due 07/01/35	57,991	0.0
56,611		6.000%, due 07/01/35	62,686	0.0
69,470		6.000%, due 10/01/35	76,926	0.0
540,402		6.000%, due 02/01/36	598,397	0.1
9,936		6.000%, due 06/01/36	10,978	0.0
44,883		6.000%, due 07/01/36	49,587	0.0
1,377,223		6.000%, due 09/01/36	1,521,582	0.1
20,469		6.000%, due 09/01/36	22,614	0.0
791,786		6.000%, due 10/01/36	874,780	0.1
337,159		6.000%, due 11/01/36	372,500	0.0
96,668		6.000%, due 12/01/36	108,098	0.0
9,705		6.000%, due 01/01/37	10,723	0.0
110,427		6.000%, due 02/01/37	121,794	0.0
253,987		6.000%, due 03/01/37	280,134	0.0
147,811		6.000%, due 03/01/37	163,027	0.0
182,718		6.000%, due 04/01/37	201,527	0.0
459,518		6.000%, due 04/01/37	507,971	0.1
318,596		6.000%, due 04/01/37	351,394	0.0
32,181		6.000%, due 04/01/37	35,494	0.0
104,730		6.000%, due 05/01/37	116,067	0.0
1,779,942		6.000%, due 05/01/37	1,966,513	0.2
64,123		6.000%, due 05/01/37	70,724	0.0
10,554		6.000%, due 06/01/37	11,640	0.0
8,716		6.000%, due 06/01/37	9,659	0.0
391,268		6.000%, due 07/01/37	431,546	0.0
529,149		6.000%, due 07/01/37	583,622	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
332,941		6.000%, due 07/01/37	$367,215	0.0
1,224,977		6.000%, due 07/01/37	1,351,081	0.1
895,333		6.000%, due 08/01/37	987,502	0.1
825,196		6.000%, due 08/01/37	910,145	0.1
342,082		6.000%, due 08/01/37	377,298	0.0
22,984		6.000%, due 08/01/37	25,737	0.0
6,907		6.000%, due 09/01/37	7,618	0.0
25,156		6.000%, due 09/01/37	27,746	0.0
74,515		6.000%, due 09/01/37	82,186	0.0
281,117		6.000%, due 09/01/37	310,056	0.0
162,187		6.000%, due 09/01/37	178,883	0.0
420,166		6.000%, due 10/01/37	463,420	0.0
462,118		6.000%, due 10/01/37	518,499	0.1
136,488		6.000%, due 10/01/37	150,538	0.0
63,356		6.000%, due 11/01/37	69,879	0.0
1,093,557		6.000%, due 11/01/37	1,206,132	0.1
41,502		6.000%, due 11/01/37	45,774	0.0
10,378		6.000%, due 12/01/37	11,447	0.0
286,806		6.000%, due 12/01/37	316,331	0.0
23,776		6.000%, due 12/01/37	26,224	0.0
290,882		6.000%, due 02/01/38	320,827	0.0
653,113		6.000%, due 07/01/38	720,347	0.1
27,578		6.000%, due 08/01/38	30,417	0.0
5,905		6.000%, due 08/01/38	6,512	0.0
8,275		6.000%, due 08/01/38	9,126	0.0
766,379		6.000%, due 08/01/38	845,273	0.1
875,757		6.000%, due 09/01/38	965,910	0.1
361,589		6.000%, due 09/01/38	398,813	0.0
23,758		6.000%, due 09/01/38	26,204	0.0
1,015,569		6.000%, due 09/01/38	1,120,115	0.1
34,532		6.000%, due 09/01/38	38,173	0.0
5,701		6.000%, due 09/01/38	6,288	0.0
688,268		6.000%, due 09/01/38	759,121	0.1
631,651		6.000%, due 10/01/38	696,675	0.1
301,360		6.000%, due 10/01/38	332,383	0.0
602,367		6.000%, due 10/01/38	664,377	0.1
550,761		6.000%, due 10/01/38	607,459	0.1
881,073		6.000%, due 10/01/38	971,774	0.1
943,009		6.000%, due 11/01/38	1,040,086	0.1
25,835		6.000%, due 12/01/38	28,494	0.0
2,000,000	W	6.000%, due 04/01/39	2,203,751	0.2
324,602		6.000%, due 04/01/40	358,542	0.0
34,863		6.500%, due 03/01/17	38,547	0.0
13,981		6.500%, due 07/01/29	15,996	0.0
1,497,984		6.500%, due 06/17/38	1,568,871	0.1
			651,051,133	53.7
		Government National Mortgage Association: 0.0%
21,363		0.642%, due 03/16/32	21,491	0.0

		Total U.S. Government Agency Obligations
		(Cost $685,433,224)	690,128,673	56.9
COMMON STOCK: —%
		Consumer Discretionary: —%
60,000	X	General Motors Co.	—	—

		Total Common Stock
		(Cost $0)	—	—
PREFERRED STOCK: 0.5%
		Financials: 0.5%
515,000	@	Citigroup, Inc.	2,856,293	0.2
3,400		Wells Fargo & Co.	3,796,780	0.3

		Total Preferred Stock
		(Cost $11,949,120)	6,653,073	0.5

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		Options on Exchange Traded Futures Contracts: 0.0%
220		90-Day Eurodollar June Futures (CME), Strike @ 93.500, Exp. 06/18/12	$1,375	0.0
3,300		90-Day Eurodollar September Futures (CME), Strike @ 93.000, Exp. 09/17/12	20,625	0.0
			22,000	0.0
		Total Purchased Options
		(Cost $27,843)	22,000	0.0

		Total Long-Term Investments
		(Cost $1,468,348,029)	1,493,839,046	123.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 14.4%
		U.S. Treasury Bills: 7.5%
360,000		United States Treasury Bill, 0.120%, 08/23/12	$359,832	0.0
1,711,000		United States Treasury Bill, 0.120%, 08/30/12	1,710,163	0.1
21,000,000		United States Treasury Bill, 0.120%, 09/13/12	20,988,051	1.7
7,300,000		United States Treasury Bill, 0.120%, 09/06/12	7,296,102	0.6
7,800,000		United States Treasury Bill, 0.130%, 09/20/12	7,795,094	0.7
11,600,000		United States Treasury Bill, 0.130%, 09/27/12	11,592,402	1.0
41,500,000		United States Treasury Bill, 0.170%, 03/07/13	41,434,637	3.4
			91,176,281	7.5

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateral(cc)(1): 6.3%
18,155,296		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $18,155,565, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $18,518,402, due 03/01/18-04/15/43)	$18,155,296	1.5
18,155,296		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $18,155,594, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-8.200%, Market Value plus accrued interest $18,518,402, due 07/19/12-04/01/42)	18,155,296	1.5
3,822,167		Mizuho Securities USA Inc., Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $3,822,230, collateralized by various U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $3,898,610, due 10/01/13-06/25/43)	3,822,167	0.3
18,155,296		Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $18,155,550, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.00%-5.000%, Market Value plus accrued interest $18,518,402, due 01/15/13-04/01/42)	18,155,296	1.5
18,155,296		UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $18,155,520, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $18,518,402, due 12/01/17-04/01/42)	18,155,296	1.5
			76,443,351	6.3
		Foreign Government Bonds: 0.1%
1,700,000	#	Banco Santander Chile, 1.811%, 04/20/12
		(Cost $1,700,000)	1,700,093	0.1

		Certificates of Deposit: 0.5%
5,600,000		Intesa Sanpaolo/New York, 2.375%, 12/21/12
		(Cost $5,596,640)	5,510,714	0.5

		Total Short-Term Investments
		(Cost $174,901,213)	174,830,439	14.4

		Total Investments in Securities (Cost $1,643,249,242)	$ 1,668,669,485	137.5
		Liabilities in Excess of Other Assets	(454,851,600)	(37.5)
		Net Assets	$ 1,213,817,885	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
	BRL	Brazilian Real
	CAD	Canadian Dollar
	DKK	Danish Krone
	EUR	EU Euro
	GBP	British Pound
	JPY	Japanese Yen
	RUB	Russian Ruble
		Cost for federal income tax purposes is $1,643,548,913.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$42,311,646
		Gross Unrealized Depreciation	(17,191,074)
		Net Unrealized Appreciation	$25,120,572

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Total Common Stock	—	—	—	—
Preferred Stock	3,796,780	2,856,293	—	6,653,073
Purchased Options	22,000	—	—	22,000
Corporate Bonds/Notes	1,012,872	337,201,368	1,254,484	339,468,724
Collateralized Mortgage Obligations	—	60,226,471	—	60,226,471
Municipal Bonds	—	48,035,308	—	48,035,308
Short-Term Investments	—	174,830,439	—	174,830,439
Foreign Government Bonds	—	23,403,820	1,001,810	24,405,630
U.S. Treasury Obligations	—	323,072,287	—	323,072,287
Asset-Backed Securities	—	1,826,880	—	1,826,880
U.S. Government Agency Obligations	—	690,128,673	—	690,128,673
Total Investments, at value	$4,831,652	$1,661,581,539	$2,256,294	$1,668,669,485
Other Financial Instruments+
Futures	48,310	—	—	48,310
Swaps	—	5,305,628	—	5,305,628
Forward Foreign Currency Contracts	—	4,678,090	—	4,678,090
Total Assets	$4,879,962	$1,671,565,257	$2,256,294	$1,678,701,513
Liabilities Table
Other Financial Instruments+
Sales Commitments	$—	$(1,070,625)	$—	$(1,070,625)
Written Options	—	(1,385,563)	—	(1,385,563)
Futures	(1,514,649)	—	—	(1,514,649)
Swaps	(6,077,711)	(2,815,421)	—	(8,893,132)
Forward Foreign Currency Contracts	—	(7,046,939)	—	(7,046,939)
Total Liabilities	$(7,592,360)	$(12,318,548)	$—	$(19,910,908)

+                 Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Beginning Balance on 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 3/31/2012
Asset Table
Investments, at value
Corporate Bonds/Notes	$1,687,384	$—	$(478,590)	$12,249	$11,340	$22,101	$—	$—	$1,254,484
Foreign Government Bonds	1,002,310	—	—	—	—	(500)	—	—	1,001,810
Preferred Stock	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—
Total Investments, at value	$2,689,694	$—	$(478,590)	$12,249	$11,340	$21,601	$—	$—	$2,256,294

As of March 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $21,601.

At March 31, 2012 , the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Bank of Nova Scotia	EU Euro	1,981,000	Buy	06/14/12	$2,595,851	$2,643,131	$47,280
Bank of Nova Scotia	EU Euro	1,600,000	Buy	06/14/12	2,096,598	2,134,785	38,187
Barclays Bank PLC	EU Euro	1,485,000	Buy	04/16/12	1,961,544	1,980,681	19,137
Barclays Bank PLC	Japanese Yen	1,250,000	Buy	04/27/12	15,703	15,106	(597)
Barclays Bank PLC	EU Euro	379,000	Buy	06/14/12	501,959	505,677	3,718
Barclays Bank PLC	Japanese Yen	525,000,000	Buy	05/14/12	6,685,088	6,345,427	(339,661)
Barclays Bank PLC	EU Euro	692,000	Buy	06/14/12	909,597	923,294	13,697
Barclays Bank PLC	Chinese Yuan	21,792,290	Buy	06/01/12	3,419,203	3,456,552	37,349
Barclays Bank PLC	Chinese Yuan	5,189,653	Buy	06/01/12	814,510	823,149	8,639
Barclays Bank PLC	Chinese Yuan	4,473,000	Buy	06/01/12	700,000	709,478	9,478
Barclays Bank PLC	Chinese Yuan	11,520,540	Buy	06/01/12	1,800,000	1,827,313	27,313
Citigroup, Inc.	British Pound	900,000	Buy	04/03/12	1,425,783	1,439,512	13,729
Citigroup, Inc.	EU Euro	1,259,000	Buy	05/02/12	1,666,555	1,679,360	12,805
Citigroup, Inc.	Japanese Yen	5,000,000	Buy	04/27/12	62,831	60,423	(2,408)
Citigroup, Inc.	Japanese Yen	5,000,000	Buy	04/27/12	63,257	60,424	(2,833)
Citigroup, Inc.	Chinese Yuan	3,834,120	Buy	06/01/12	600,000	608,143	8,143
Citigroup, Inc.	Chinese Yuan	3,202,250	Buy	06/01/12	500,000	507,920	7,920
Deutsche Bank AG	British Pound	5,838,000	Buy	04/03/12	9,247,392	9,337,633	90,241
Deutsche Bank AG	British Pound	900,000	Buy	05/02/12	1,432,251	1,439,242	6,991
Deutsche Bank AG	British Pound	700,000	Buy	05/02/12	1,113,973	1,119,410	5,437
Deutsche Bank AG	Australian Dollar	303,000	Buy	04/23/12	315,611	313,048	(2,563)
Deutsche Bank AG	EU Euro	2,007,000	Buy	04/16/12	2,682,476	2,676,921	(5,555)
Deutsche Bank AG	Japanese Yen	5,000,000	Buy	04/27/12	62,823	60,423	(2,400)
Deutsche Bank AG	EU Euro	500,000	Buy	06/14/12	663,775	667,120	3,345
Deutsche Bank AG	EU Euro	200,000	Buy	06/14/12	265,510	266,848	1,338
Deutsche Bank AG	Japanese Yen	773,855,587	Buy	05/07/12	9,867,901	9,352,656	(515,245)
Deutsche Bank AG	EU Euro	1,675,000	Buy	06/14/12	2,222,909	2,234,853	11,944
Deutsche Bank AG	EU Euro	300,000	Buy	06/14/12	398,133	400,272	2,139
Deutsche Bank AG	Japanese Yen	525,000,000	Buy	05/14/12	6,685,854	6,345,427	(340,427)
Deutsche Bank AG	EU Euro	1,731,000	Buy	06/14/12	2,256,860	2,309,570	52,710
Deutsche Bank AG	EU Euro	3,102,000	Buy	04/16/12	3,964,868	4,137,423	172,555
HSBC	EU Euro	1,259,000	Buy	04/03/12	1,667,974	1,679,157	11,183
HSBC	Mexican Peso	120,000	Buy	06/15/12	9,291	9,312	21
HSBC	Chinese Yuan	1,278,500	Buy	06/01/12	200,000	202,787	2,787
HSBC	Chinese Yuan	1,278,100	Buy	06/01/12	200,000	202,724	2,724
HSBC	Chinese Yuan	1,278,900	Buy	06/01/12	200,000	202,851	2,851
HSBC	Chinese Yuan	1,278,600	Buy	06/01/12	200,000	202,803	2,803
HSBC	Chinese Yuan	4,466,000	Buy	06/01/12	700,000	708,368	8,368
HSBC	Chinese Yuan	1,276,700	Buy	06/01/12	200,000	202,502	2,502
HSBC	Chinese Yuan	2,551,000	Buy	06/01/12	400,000	404,623	4,623

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
HSBC	Chinese Yuan	3,838,800	Buy	06/01/12	$600,000	$608,886	$8,886
HSBC	Indonesian Rupiah	28,923,496,000	Buy	07/02/12	3,201,272	3,132,096	(69,176)
JPMorgan Chase & Co.	British Pound	800,000	Buy	05/02/12	1,270,293	1,279,326	9,033
JPMorgan Chase & Co.	Japanese Yen	3,750,000	Buy	04/27/12	47,122	45,317	(1,805)
JPMorgan Chase & Co.	EU Euro	517,000	Buy	04/16/12	685,682	689,570	3,888
JPMorgan Chase & Co.	Japanese Yen	5,000,000	Buy	04/27/12	63,248	60,423	(2,825)
JPMorgan Chase & Co.	EU Euro	820,000	Buy	04/16/12	1,081,365	1,093,710	12,345
JPMorgan Chase & Co.	EU Euro	311,000	Buy	06/14/12	414,307	414,949	642
JPMorgan Chase & Co.	EU Euro	900,000	Buy	06/14/12	1,186,663	1,200,816	14,153
JPMorgan Chase & Co.	Malaysian Ringgit	5,727,962	Buy	04/23/12	1,888,547	1,866,640	(21,907)
JPMorgan Chase & Co.	Chinese Yuan	3,190,000	Buy	06/01/12	500,000	505,977	5,977
JPMorgan Chase & Co.	Chinese Yuan	2,551,600	Buy	06/01/12	400,000	404,718	4,718
JPMorgan Chase & Co.	Chinese Yuan	1,283,400	Buy	06/01/12	200,000	203,565	3,565
JPMorgan Chase & Co.	Chinese Yuan	1,925,100	Buy	06/01/12	300,000	305,347	5,347
JPMorgan Chase & Co.	Chinese Yuan	1,283,400	Buy	06/01/12	200,000	203,565	3,565
JPMorgan Chase & Co.	Chinese Yuan	12,810,000	Buy	06/01/12	2,000,000	2,031,839	31,839
JPMorgan Chase & Co.	Chinese Yuan	2,559,200	Buy	06/01/12	400,000	405,924	5,924
JPMorgan Chase & Co.	Indian Rupee	183,483,000	Buy	07/12/12	3,947,569	3,526,108	(421,461)
Morgan Stanley	Brazilian Real	7,933,052	Buy	04/03/12	4,598,871	4,342,839	(256,032)
Morgan Stanley	EU Euro	1,700,000	Buy	06/14/12	2,251,004	2,268,209	17,205
Morgan Stanley	Chinese Yuan	4,458,650	Buy	06/01/12	700,000	707,202	7,202
Royal Bank of Scotland Group PLC	Chinese Yuan	3,205,500	Buy	06/01/12	500,000	508,436	8,436
UBS Warburg LLC	New Zealand Dollar	429,000	Buy	04/23/12	346,325	350,722	4,397
UBS Warburg LLC	Japanese Yen	5,000,000	Buy	04/27/12	62,836	60,424	(2,412)
UBS Warburg LLC	EU Euro	1,065,000	Buy	04/16/12	1,404,878	1,420,489	15,611
UBS Warburg LLC	Japanese Yen	526,144,413	Buy	05/07/12	6,712,738	6,358,871	(353,867)
UBS Warburg LLC	EU Euro	2,300,000	Buy	06/14/12	3,033,585	3,068,753	35,168
UBS Warburg LLC	EU Euro	504,000	Buy	06/14/12	664,751	672,457	7,706
UBS Warburg LLC	EU Euro	800,000	Buy	06/14/12	1,055,660	1,067,393	11,733
UBS Warburg LLC	Japanese Yen	640,000,000	Buy	05/14/12	8,159,831	7,735,378	(424,453)
							$(1,916,330)

Barclays Bank PLC	Japanese Yen	5,611,112	Sell	04/27/12	$72,236	$67,809	$4,427
Barclays Bank PLC	Japanese Yen	534,623,836	Sell	05/07/12	7,019,561	6,461,351	558,210
Barclays Bank PLC	EU Euro	11,872,000	Sell	04/16/12	15,218,123	15,834,780	(616,657)
Barclays Bank PLC	Canadian Dollar	27,154,000	Sell	06/21/12	27,413,192	27,175,634	237,558
Barclays Bank PLC	Chinese Yuan	2,200,303	Sell	06/01/12	348,370	348,998	(628)
Barclays Bank PLC	Chinese Yuan	10,110,400	Sell	06/01/12	1,600,000	1,603,646	(3,646)
Barclays Bank PLC	Chinese Yuan	1,899,000	Sell	06/01/12	300,000	301,207	(1,207)
Barclays Bank PLC	Chinese Yuan	640,550	Sell	06/01/12	100,000	101,600	(1,600)
Barclays Bank PLC	Indian Rupee	84,175,000	Sell	07/12/12	1,631,615	1,617,644	13,971
Barclays Bank PLC	Indonesian Rupiah	1,914,000,000	Sell	07/02/12	205,255	207,265	(2,010)
Citigroup, Inc.	EU Euro	1,259,000	Sell	04/03/12	1,666,286	1,679,157	(12,871)
Citigroup, Inc.	EU Euro	883,000	Sell	04/16/12	1,153,145	1,177,738	(24,593)
Citigroup, Inc.	Australian Dollar	2,494,000	Sell	04/23/12	2,656,409	2,576,705	79,704
Citigroup, Inc.	Japanese Yen	7,481,483	Sell	04/27/12	96,303	90,412	5,891
Citigroup, Inc.	Chinese Yuan	16,351,400	Sell	06/01/12	2,600,000	2,593,553	6,447
Citigroup, Inc.	EU Euro	8,770,000	Sell	04/16/12	11,222,618	11,697,357	(474,739)
Citigroup, Inc.	Malaysian Ringgit	5,727,962	Sell	04/23/12	1,850,715	1,866,640	(15,925)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston	Chinese Yuan	629,250	Sell	06/01/12	$100,000	$99,808	$192
Credit Suisse First Boston	Chinese Yuan	1,277,400	Sell	06/01/12	200,000	202,613	(2,613)
Credit Suisse First Boston	Japanese Yen	3,948,836	Sell	04/27/12	50,803	47,720	3,083
Deutsche Bank AG	British Pound	5,838,000	Sell	05/02/12	9,245,757	9,335,880	(90,123)
Deutsche Bank AG	Danish Krone	15,413,000	Sell	05/24/12	2,745,067	2,763,590	(18,523)
Deutsche Bank AG	Japanese Yen	7,481,483	Sell	04/27/12	96,302	90,412	5,890
Deutsche Bank AG	EU Euro	440,000	Sell	04/16/12	556,956	586,868	(29,912)
Deutsche Bank AG	Chinese Yuan	1,259,100	Sell	06/01/12	200,000	199,710	290
Deutsche Bank AG	EU Euro	28,008,000	Sell	04/16/12	35,935,664	37,356,850	(1,421,186)
Deutsche Bank AG	Japanese Yen	616,902,317	Sell	05/07/12	8,103,083	7,455,752	647,331
Deutsche Bank AG	Singapore Dollar	2,117,268	Sell	05/15/12	1,697,100	1,684,409	12,691
Deutsche Bank AG	Indian Rupee	35,644,000	Sell	07/12/12	700,000	684,993	15,007
Goldman Sachs & Co.	British Pound	5,838,000	Sell	04/03/12	9,148,993	9,337,633	(188,640)
Goldman Sachs & Co.	Indonesian Rupiah	176,336,000	Sell	07/02/12	18,951	19,096	(145)
HSBC	Chinese Yuan	1,888,050	Sell	06/01/12	300,000	299,470	530
HSBC	Chinese Yuan	629,600	Sell	06/01/12	100,000	99,863	137
HSBC	Chinese Yuan	1,888,350	Sell	06/01/12	300,000	299,518	482
HSBC	Chinese Yuan	3,147,500	Sell	06/01/12	500,000	499,236	764
HSBC	Chinese Yuan	1,897,800	Sell	06/01/12	300,000	301,017	(1,017)
HSBC	Indonesian Rupiah	8,268,000,000	Sell	07/02/12	885,272	895,333	(10,061)
HSBC	Indonesian Rupiah	3,965,000,000	Sell	07/02/12	428,649	429,366	(717)
JPMorgan Chase & Co.	Brazilian Real	7,933,052	Sell	04/03/12	4,562,372	4,342,839	219,533
JPMorgan Chase & Co.	Japanese Yen	3,740,742	Sell	04/27/12	48,156	45,206	2,950
JPMorgan Chase & Co.	Chinese Yuan	1,890,300	Sell	06/01/12	300,000	299,827	173
JPMorgan Chase & Co.	Chinese Yuan	630,000	Sell	06/01/12	100,000	99,927	73
JPMorgan Chase & Co.	Japanese Yen	148,473,847	Sell	05/07/12	1,950,472	1,794,424	156,048
JPMorgan Chase & Co.	Chinese Yuan	1,277,500	Sell	06/01/12	200,000	202,629	(2,629)
JPMorgan Chase & Co.	Chinese Yuan	638,250	Sell	06/01/12	100,000	101,235	(1,235)
JPMorgan Chase & Co.	Indian Rupee	16,500,000	Sell	07/12/12	324,509	317,091	7,418
JPMorgan Chase & Co.	Indian Rupee	21,719,000	Sell	07/12/12	426,699	417,387	9,312
JPMorgan Chase & Co.	Indian Rupee	25,445,000	Sell	07/12/12	500,000	488,993	11,007
Morgan Stanley	EU Euro	1,000	Sell	06/14/12	1,316	1,334	(18)
Morgan Stanley	Brazilian Real	7,933,052	Sell	06/04/12	4,540,177	4,285,991	254,186
Morgan Stanley	Chinese Yuan	629,600	Sell	06/01/12	100,000	99,863	137
Morgan Stanley	Mexican Peso	2,628,153	Sell	06/15/12	204,911	203,938	973
Royal Bank of Canada	EU Euro	502,000	Sell	04/16/12	637,721	669,564	(31,843)
UBS Warburg LLC	Chinese Yuan	5,674,950	Sell	06/01/12	900,000	900,124	(124)
UBS Warburg LLC	Chinese Yuan	5,671,350	Sell	06/01/12	900,000	899,553	447
UBS Warburg LLC	Chinese Yuan	5,670,900	Sell	06/01/12	900,000	899,481	519
UBS Warburg LLC	Chinese Yuan	16,360,500	Sell	06/01/12	2,600,000	2,594,996	5,004
UBS Warburg LLC	Chinese Yuan	3,776,400	Sell	06/01/12	600,000	598,988	1,012
UBS Warburg LLC	Japanese Yen	1,736,344	Sell	04/27/12	22,351	20,984	1,367
UBS Warburg LLC	Chinese Yuan	4,401,250	Sell	06/01/12	700,000	698,098	1,902
UBS Warburg LLC	Chinese Yuan	2,514,800	Sell	06/01/12	400,000	398,881	1,119
UBS Warburg LLC	Chinese Yuan	1,888,800	Sell	06/01/12	300,000	299,589	411
UBS Warburg LLC	EU Euro	12,175,000	Sell	04/16/12	15,481,426	16,238,920	(757,494)
UBS Warburg LLC	Japanese Yen	1,690,000,000	Sell	05/14/12	21,987,458	20,426,232	1,561,226
UBS Warburg LLC	EU Euro	9,285,000	Sell	04/16/12	11,846,843	12,384,260	(537,417)
UBS Warburg LLC	Chinese Yuan	2,516,400	Sell	06/01/12	400,000	399,135	865
UBS Warburg LLC	Chinese Yuan	1,888,200	Sell	06/01/12	300,000	299,494	506

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
UBS Warburg LLC	Chinese Yuan	1,277,400	Sell	06/01/12	$200,000	$202,613	$(2,613)
UBS Warburg LLC	Indonesian Rupiah	14,600,160,000	Sell	07/02/12	1,549,911	1,581,037	(31,126)
							$(452,519)

ING PIMCO Total Return Portfolio Open Futures Contracts on March 31, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	79	03/17/14	$19,576,200	$48,310
U.S. Treasury 10-Year Note	811	06/20/12	105,011,832	(1,316,504)
U.S. Treasury 5-Year Note	246	06/29/12	30,144,609	(198,145)
			$154,732,641	$(1,466,339)

ING PIMCO Total Return Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on March 31, 2012:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	7,500,000	$690,850	$631,773	$59,077
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	900,000	82,902	73,492	9,410
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	18,423	15,556	2,867
HSBC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,600,000	515,834	433,134	82,700
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,000,000	276,340	227,466	48,874
Deutsche Bank AG	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	800,000	80,270	69,272	10,998
HSBC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	700,000	70,236	64,983	5,253
Morgan Stanley	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,400,000	140,473	129,469	11,004
Citigroup, Inc.	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.401	06/20/12	USD	944,690	(49)	—	(49)
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	964,499	6,019	—	6,019
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.708	12/20/12	USD	2,893,497	14,667	—	14,667
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	675,149	14,139	—	14,139
							$1,910,104	$1,645,145	$264,959

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/12 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	Federal Republic of Germany	Sell	0.250	12/20/16	0.989	USD	600,000	$(11,105)	$(21,536)	$10,431
Goldman Sachs & Co.	Federal Republic of Germany	Sell	0.250	12/20/16	0.989	USD	1,100,000	(20,358)	(39,244)	18,886
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.876	USD	500,000	1,963	(4,430)	6,393
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/16	1.476	USD	2,900,000	(3,766)	(3,453)	(313)
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/15	1.306	USD	500,000	1,963	(8,855)	10,818
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	0.924	USD	1,000,000	2,594	(10,777)	13,371
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	1.032	USD	4,800,000	(6,234)	(9,561)	3,327
Deutsche Bank AG	Federative Republic of Brazil	Sell	1.000	06/20/16	1.476	USD	1,100,000	(1,429)	(2,184)	755
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	0.876	USD	500,000	1,963	(4,138)	6,101

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/12 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	09/20/16	1.085	USD	500,000	$(1,841)	$(2,650)	$809
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.876	USD	800,000	3,141	(13,704)	16,845
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/15	0.876	USD	1,600,000	6,281	(10,894)	17,175
HSBC	Federative Republic of Brazil	Sell	1.000	09/20/15	0.924	USD	900,000	2,334	(6,192)	8,526
HSBC	Federative Republic of Brazil	Sell	1.000	03/20/16	1.422	USD	600,000	(2)	(1,676)	1,674
HSBC	Federative Republic of Brazil	Sell	1.000	06/20/16	1.476	USD	3,500,000	(4,546)	(4,168)	(378)
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	0.924	USD	500,000	1,297	(3,272)	4,569
Barclays Bank PLC	General Electric Capital Corp.	Sell	0.640	12/20/12	0.380	USD	1,200,000	2,281	—	2,281
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	0.779	USD	600,000	40,516	—	40,516
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	0.779	USD	300,000	18,321	—	18,321
Morgan Stanley	General Electric Capital Corp.	Sell	1.000	12/20/15	2.342	USD	1,700,000	(10,837)	(24,608)	13,771
Deutsche Bank AG	Government of France O.A.T.	Sell	0.250	03/20/16	1.423	USD	900,000	(40,294)	(27,870)	(12,424)
Morgan Stanley	Government of France O.A.T.	Sell	0.250	03/20/16	1.423	USD	500,000	(22,385)	(13,172)	(9,213)
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	12/20/15	1.378	USD	700,000	(28,379)	(9,996)	(18,383)
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	03/20/16	1.423	USD	500,000	(22,385)	(12,992)	(9,393)
UBS Warburg LLC	Government of France O.A.T.	Sell	0.250	03/20/16	1.423	USD	800,000	(35,817)	(24,750)	(11,067)
Barclays Bank PLC	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.961	USD	200,000	370	(1,557)	1,927
Deutsche Bank AG	Japanese Government 20-Year Issue	Sell	1.000	03/20/15	0.593	USD	1,000,000	12,022	6,808	5,214
Deutsche Bank AG	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.961	USD	800,000	1,481	(5,659)	7,140
Goldman Sachs & Co.	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.961	USD	3,800,000	7,037	(26,895)	33,932
Goldman Sachs & Co.	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.961	USD	100,000	185	(708)	893
Goldman Sachs & Co.	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.961	USD	2,100,000	3,889	(17,324)	21,213
Goldman Sachs & Co.	Japanese Government 20-Year Issue	Sell	1.000	06/20/17	1.000	USD	100,000	1	(296)	297
Goldman Sachs & Co.	Japanese Government 20-Year Issue	Sell	1.000	06/20/17	1.000	USD	3,300,000	27	(9,760)	9,787
Morgan Stanley	Japanese Government 20-Year Issue	Sell	1.000	03/20/17	0.961	USD	700,000	1,296	(4,623)	5,919
Morgan Stanley	Japanese Government 20-Year Issue	Sell	1.000	06/20/17	1.000	USD	500,000	4	(1,357)	1,361
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/15	3.060	USD	2,900,000	(88,806)	(78,148)	(10,658)
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/18	3.305	USD	2,500,000	(156,602)	(120,780)	(35,822)
UBS Warburg LLC	Metlife Inc.	Sell	1.000	12/20/15	3.060	USD	1,600,000	(48,996)	(64,196)	15,200
Barclays Bank PLC	Morgan Stanley	Sell	1.000	09/20/12	2.172	USD	100,000	(560)	(883)	323
Barclays Bank PLC	People’s Republic of China	Sell	1.000	03/20/16	0.868	USD	1,000,000	5,136	9,245	(4,109)
Deutsche Bank AG	People’s Republic of China	Sell	1.000	03/20/15	1.087	USD	5,000,000	50,438	16,538	33,900
Deutsche Bank AG	People’s Republic of China	Sell	1.000	09/20/16	1.403	USD	400,000	395	1,885	(1,490)
Goldman Sachs & Co.	People’s Republic of China	Sell	1.000	09/20/16	0.977	USD	100,000	99	467	(368)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/12 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	People’s Republic of China	Sell	1.000	09/20/16	0.977	USD	600,000	$593	$2,666	$(2,073)
UBS Warburg LLC	People’s Republic of China	Sell	1.000	09/20/16	1.403	USD	300,000	296	1,328	(1,032)
Goldman Sachs & Co.	Republic of France	Sell	0.250	12/20/16	2.168	USD	4,600,000	(273,442)	(311,691)	38,249
HSBC	Republic of France	Sell	0.250	09/20/16	1.526	USD	300,000	(16,287)	(9,940)	(6,347)
UBS Warburg LLC	Republic of France	Sell	0.250	09/20/16	1.526	USD	100,000	(5,429)	(4,624)	(805)
UBS Warburg LLC	Republic of Indonesia	Sell	1.000	09/20/16	1.441	USD	300,000	(5,673)	(4,124)	(1,549)
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	03/20/16	4.859	USD	1,900,000	(184,240)	(49,637)	(134,603)
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	06/20/16	3.760	USD	1,000,000	(103,369)	(15,930)	(87,439)
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	06/20/16	4.846	USD	16,400,000	(1,695,252)	(252,812)	(1,442,440)
Deutsche Bank AG	Reynolds American Inc.	Sell	1.280	06/20/17	2.076	USD	600,000	(4,814)	—	(4,814)
Citigroup, Inc.	Ruplic of Kazakhstan	Sell	1.000	03/20/16	1.797	USD	300,000	(9,138)	(6,697)	(2,441)
Citigroup, Inc.	United Kingdom Gilt	Sell	1.000	12/20/16	0.946	USD	6,100,000	125,437	21,885	103,552
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	0.288	USD	4,600,000	105,087	26,078	79,009
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	0.389	USD	800,000	18,040	13,215	4,825
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	0.389	USD	1,000,000	22,550	16,683	5,867
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/16	0.946	USD	4,100,000	84,310	11,023	73,287
Morgan Stanley	United Kingdom Gilt	Sell	1.000	06/20/16	0.466	USD	400,000	8,903	5,818	3,085
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	0.782	USD	600,000	3,860	(7,822)	11,682
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	0.782	USD	600,000	3,860	(7,983)	11,843
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	0.872	USD	1,000,000	4,395	(10,429)	14,824
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/16	1.362	USD	8,000,000	14,451	(35,655)	50,106
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	0.782	USD	200,000	1,287	(2,661)	3,948
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	0.172	EUR	5,000,000	17,902	(35,159)	53,061
								(2,225,981)	(1,213,833)	$(1,012,148)

(1)             If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)             The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)             The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)             Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING PIMCO Total Return Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on March 31, 2012:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250%	06/15/41	USD	24,500,000	$(6,077,711)	$25,957
				$(6,077,711)	$25,957

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on March 31, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.250% and pay a floating rate based on the AUD-BBR-BBSW Counterparty: Barclays Bank PLC	06/15/17	AUD	300,000	$(2,510)	$(279)	$(2,231)
Receive a fixed rate equal to 4.250% and pay a floating rate based on the AUD-BBR-BBSW Counterparty: Citigroup, Inc.	06/15/17	AUD	500,000	(4,183)	(2,333)	(1,850)
Receive a fixed rate equal to 5.000% and pay a floating rate based on the AUD-BBR-BBSW Counterparty: Citigroup, Inc.	06/15/17	AUD	700,000	18,327	4,737	13,590
Receive a fixed rate equal to 4.250% and pay a floating rate based on the AUD-BBR-BBSW Counterparty: Deutsche Bank AG	06/15/17	AUD	800,000	(6,693)	(1,622)	(5,071)
Receive a fixed rate equal to 5.000% and pay a floating rate based on the AUD-BBR-BBSW Counterparty: Deutsche Bank AG	06/15/17	AUD	300,000	7,856	2,122	5,734
Receive a fixed rate equal to 5.000% and pay a floating rate based on the AUD-BBR-BBSW Counterparty: Royal Bank of Scotland Group PLC	06/15/17	AUD	700,000	18,331	5,011	13,320
Receive a fixed rate equal to 12.285% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/13	BRL	12,500,000	332,059	6,129	325,930
Receive a fixed rate equal to 11.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/13	BRL	3,900,000	79,550	2,071	77,479
Receive a fixed rate equal to 11.990% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/14	BRL	3,200,000	87,597	6,928	80,669
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/13	BRL	8,500,000	179,154	434	178,720
Receive a fixed rate equal to 11.930% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/13	BRL	3,500,000	74,528	(1,086)	75,614
Receive a fixed rate equal to 12.650% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/14	BRL	4,200,000	163,374	14,226	149,148
Receive a fixed rate equal to 10.450% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/13	BRL	6,200,000	25,769	(2,776)	28,545
Receive a fixed rate equal to 12.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/13	BRL	5,000,000	134,415	3,243	131,172
Receive a fixed rate equal to 12.830% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/13	BRL	14,300,000	410,469	—	410,469
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/13	BRL	11,200,000	236,062	3,991	232,071
Receive a fixed rate equal to 11.880% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/13	BRL	2,000,000	39,006	(389)	39,395

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 10.990% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/14	BRL	5,600,000	$61,402	$6,133	$55,269
Receive a fixed rate equal to 10.530% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/14	BRL	8,100,000	53,344	(18,733)	72,077
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC	01/02/14	BRL	400,000	14,878	1,083	13,795
Receive a fixed rate equal to 10.455% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	4,600,000	19,617	(854)	20,471
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	2,500,000	55,096	893	54,203
Receive a fixed rate equal to 12.590% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	9,200,000	236,740	8,073	228,667
Receive a fixed rate equal to 10.580% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	16,400,000	116,626	(25,288)	141,914
Receive a fixed rate equal to 12.510% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	1,600,000	58,792	3,381	55,411
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	3,100,000	71,515	(267)	71,782
Receive a fixed rate equal to 11.950% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Royal Bank of Scotland Group PLC	01/02/13	BRL	3,200,000	53,339	981	52,358
Receive a fixed rate equal to 10.605% and pay a floating rate based on Brazil Cetip Interbank Counterparty: UBS Warburg LLC	01/02/13	BRL	6,000,000	31,707	—	31,707
Receive a fixed rate equal to 12.070% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/13	BRL	2,100,000	49,423	1,179	48,244
Receive a fixed rate equal to 10.770% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/14	BRL	3,500,000	31,521	(1,287)	32,808
Receive a fixed rate equal to 12.250% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/14	BRL	2,600,000	84,466	3,017	81,449
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Barclays Bank PLC	09/06/16	MXN	111,000,000	11,258	47,751	(36,493)
Receive a fixed rate equal to 8.860% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	5,700,000	61,002	—	61,002
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: HSBC	09/06/16	MXN	16,100,000	1,633	6,160	(4,527)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/06/16	MXN	6,000,000	$614	$3,038	$(2,424)
				$2,806,084	$75,667	$2,730,417

ING PIMCO Total Return Portfolio Written Inflation Floors Outstanding on March 31, 2012:

Inflation Floors

Counterparty	Underlying Reference Entity/Obligation	Strike Index	Floor Rate	Termination Date	Notional Amount		Premiums Received	Fair Value
Citigroup, Inc.	CPURNSA Index	215.949	0.000%	03/12/20	USD	1,600,000	$13,760	$(2,512)
Citigroup, Inc.	CPURNSA Index	216.687	0.000%	04/07/20	USD	2,000,000	17,600	(3,311)
Citigroup, Inc.	CPURNSA Index	217.965	0.000%	09/29/20	USD	2,200,000	28,380	(3,930)
Deutsche Bank AG	CPURNSA Index	215.949	0.000%	03/10/20	USD	1,000,000	7,500	(2,577)
							$67,240	$(12,330)

ING PIMCO Total Return Portfolio Written Swaptions Open on March 31, 2012:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	21,800,000	$197,358	$(4)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	0.920%	11/14/12	USD	6,300,000	28,350	(11,195)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD	6,000,000	41,400	(40,029)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	43,000,000	552,697	(200,900)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	2,900,000	19,756	(290)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	16,900,000	182,931	(3)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	9,100,000	224,982	(397)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.000%	08/13/12	USD	4,700,000	48,293	(12,207)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.200%	07/11/13	USD	12,600,000	88,928	(51,843)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD	30,300,000	325,914	(202,146)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	27,300,000	344,154	(127,548)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.000%	03/18/13	USD	6,300,000	59,204	(66,230)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.750%	06/18/12	USD	11,800,000	122,491	(12)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	13,000,000	141,396	(3)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	0.920%	11/14/12	USD	43,900,000	121,809	(78,010)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.400%	03/18/13	USD	6,400,000	124,160	(147,045)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD	6,500,000	29,088	(43,365)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	24,300,000	146,407	(113,532)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	18,400,000	112,916	(1,838)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	10.000%	07/10/12	USD	4,900,000	29,523	(1)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.550%	08/13/12	USD	18,600,000	86,739	(124,090)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	21,600,000	299,766	(100,917)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2012 (Unaudited) (continued)

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.750%	11/19/12	USD	19,700,000	$74,368	$(3,587)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	60,000,000	470,204	(5,994)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.750%	06/18/12	USD	10,800,000	105,840	(11)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	31,100,000	274,720	(6)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	3,000,000	75,330	(131)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.400%	03/18/13	USD	6,400,000	59,840	(41,899)
					Total Written Swaptions			$4,388,564	$(1,373,233)

The following sales commitments were held by the ING PIMCO Total Return Portfolio at March 31, 2012:

Principal Amount	Description	Fair Value
$(1,000,000)	Fannie Mae	$(1,070,625)
	Total Sales Commitments Cost $(1,068,906)	$(1,070,625)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2012:

Derivatives Fair Value*
Credit contracts	$(315,877)
Foreign exchange contracts	(2,346,849)
Interest rate contracts	(6,123,529)
Total	$(8,786,255)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2012 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 77.1%
		Consumer Discretionary: 9.9%
385,000		Beazer Homes USA, Inc., 9.125%, 06/15/18	$338,319	0.3
200,000		Brown Shoe Co., Inc., 7.125%, 05/15/19	197,000	0.2
545,000	#,+	Burger King Capital Holdings LLC / Burger King Capital Finance, Inc., 04/15/19	393,081	0.4
550,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	572,000	0.6
545,875		Chrysler Group LLC, 6.000%, 04/28/17	555,470	0.6
250,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	252,500	0.2
100,000	#	Commercial Vehicle Group, Inc., 7.875%, 04/15/19	101,500	0.1
350,000		DR Horton, Inc., 2.000%, 05/15/14	454,125	0.5
477,000		DynCorp International, Inc., 10.375%, 07/01/17	416,779	0.4
250,000		Emergency Medical Services Corp., 8.125%, 06/01/19	258,125	0.3
66,185		Federal Mogul Corp., 2.178%, 12/28/15	63,768	0.1
129,723		Federal Mogul Corp., 2.178%, 12/29/14	124,984	0.1
100,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/21	90,750	0.1
622,000		Ford Motor Co., 4.250%, 11/15/16	988,980	1.0
105,000		Goodyear Tire & Rubber Co/The, 7.000%, 05/15/22	102,637	0.1
185,000		KB Home, 8.000%, 03/15/20	183,612	0.2
2,600,000	X	Lear Corp. Escrow	—	—
104,000	#	Lennar Corp., 2.750%, 12/15/20	145,860	0.1
1,010,000	#,±	Mashantucket Western Pequot Tribe, 8.500%, 11/15/15	75,750	0.1
145,000	#	MDC Partners, Inc., 11.000%, 11/01/16	157,325	0.1
145,000	#	Meritage Homes Corp., 7.000%, 04/01/22	145,725	0.1
100,000	#	Monitronics International, Inc., 9.125%, 04/01/20	101,750	0.1
577,718	#,&	Pegasus Solutions, Inc., 13.000%, 04/15/14	537,278	0.6
175,000	#	Pittsburgh Glass Works LLC, 8.500%, 04/15/16	175,000	0.2
150,000		Regal Entertainment Group, 9.125%, 08/15/18	165,000	0.2
265,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 08/15/19	271,294	0.3
205,000		Scientific Games International, Inc., 9.250%, 06/15/19	228,062	0.2
500,000		Sitel LLC / Sitel Finance Corp., 11.500%, 04/01/18	362,500	0.4
360,000		Sonic Automotive, Inc., 5.000%, 10/01/29	549,000	0.5
117,000		Star Gas Partners L.P./Star Gas Finance Co., 8.875%, 12/01/17	117,000	0.1
75,000		Univision Communications, Inc., 4.491%, 03/29/17	69,698	0.1
665,000	#	Univision Communications, Inc., 6.875%, 05/15/19	677,469	0.7
105,000	#	UR Financing Escrow Corp., 7.375%, 05/15/20	107,625	0.1
260,000	#	UR Financing Escrow Corp., 7.625%, 04/15/22	267,800	0.3
480,000		Wesco Distribution, Inc., 7.500%, 10/15/17	492,000	0.5
			9,739,766	9.9
		Consumer Staples: 6.5%
430,000		Alliance One International, Inc., 5.500%, 07/15/14	426,238	0.4
825,000		Alliance One International, Inc., 10.000%, 07/15/16	833,250	0.8
264,608		Ardent Health Services, 6.500%, 09/15/15	265,269	0.3
150,000	#	Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp., 7.750%, 02/15/19	153,375	0.2
425,000	#	Corsicanto Ltd., 3.500%, 01/15/32	641,219	0.6
220,000		Del Monte Corp., 7.625%, 02/15/19	220,000	0.2
650,000		NCO Group, Inc., 5.378%, 11/15/13	650,000	0.7
264,835		NCO Group, Inc., 8.000%, 05/15/13	264,256	0.3
493,750		Pierre Foods, Inc., 7.000%, 07/29/16	494,367	0.5
575,000		Pilgrim’s Pride Corp., 7.875%, 12/15/18	576,437	0.6

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer Staples: (continued)
425,000	#	Post Holdings, Inc., 7.375%, 02/15/22	$446,250	0.4
180,556		SHG Services, Inc., 8.750%, 09/23/16	174,236	0.2
620,000		Ticketmaster Entertainment, Inc., 10.750%, 08/01/16	670,375	0.7
480,000		Yankee Acquisition Corp., 9.750%, 02/15/17	500,400	0.5
90,000		Yankee Candle Co., 5.250%, 03/02/19	90,469	0.1
			6,406,141	6.5
		Energy: 10.8%
197,000		American Petroleum Tankers Parent LLC / AP Tankers Co., 10.250%, 05/01/15	207,096	0.2
135,357		Aquilex Holdings LLC, 8.750%, 03/11/16	134,596	0.1
475,000	#	Arch Coal, Inc., 7.250%, 06/15/21	440,563	0.5
275,000	#	Arch Coal, Inc., 7.000%, 06/15/19	255,063	0.3
239,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	252,743	0.3
170,000		Chaparral Energy, Inc., 8.250%, 09/01/21	181,900	0.2
300,000		Chesapeake Energy Corp., 2.250%, 12/15/38	244,125	0.3
468,000		Chesapeake Energy Corp., 2.500%, 05/15/37	433,485	0.4
152,000		Chesapeake Energy Corp., 2.500%, 05/15/37	138,510	0.1
305,000		Chesapeake Energy Corp., 6.775%, 03/15/19	303,094	0.3
120,000		Cimarex Energy Co., 5.875%, 05/01/22	122,700	0.1
250,000	#	Coffeyville Resources LLC / Coffeyville Finance, Inc., 9.000%, 04/01/15	268,750	0.3
175,000		Comstock Resources, Inc., 7.750%, 04/01/19	163,625	0.2
225,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	238,500	0.2
580,000		Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 04/01/21	613,350	0.6
200,000		Enterprise Products Operating L.P., 7.000%, 06/01/67	200,974	0.2
500,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	483,750	0.5
325,000		Exterran Holdings, Inc., 4.250%, 06/15/14	325,813	0.3
700,000	#	Foresight Energy LLC / Foresight Energy Corp., 9.625%, 08/15/17	738,500	0.8
305,000		Goodrich Petroleum Corp., 8.875%, 03/15/19	297,375	0.3
75,000	#	Green Field Energy Services, Inc., 13.000%, 11/15/16	73,875	0.1
150,000		James River Coal Co., 3.125%, 03/15/18	71,576	0.1
525,000	#	Linn Energy LLC/Linn Energy Finance Corp., 6.250%, 11/01/19	509,906	0.5
970,000		Massey Energy Co., 3.250%, 08/01/15	875,425	0.9
500,000	#	Murray Energy Corp., 10.250%, 10/15/15	488,750	0.5
71,000		Newpark Resources, Inc., 4.000%, 10/01/17	79,076	0.1
115,000	#	PetroBakken Energy Ltd., 8.625%, 02/01/20	120,175	0.1
175,000		Petrohawk Energy Corp., 7.250%, 08/15/18	201,031	0.2
785,000		Quicksilver Resources, Inc., 7.125%, 04/01/16	726,125	0.7
170,000	#	Samson Investment Co., 9.750%, 02/15/20	172,337	0.2
640,000		SandRidge Energy, Inc., 02/01/13	640,000	0.6
110,000		SM Energy Co., 6.500%, 11/15/21	117,700	0.1
100,000	#	Stone Energy Corp., 1.750%, 03/01/17	97,000	0.1
290,000	#	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.375%, 08/01/22	295,800	0.3
130,000		Venoco, Inc., 8.875%, 02/15/19	119,600	0.1
			10,632,888	10.8
		Financials: 8.8%
637		AES Red Oak, LLC, 8.540%, 11/30/19	678	0.0
545,000	#	Alliant Holdings I, Inc., 11.000%, 05/01/15	574,294	0.6
136,844		Alliant Insurance Services, 3.470%, 08/21/14	135,704	0.1
301,842		Amwins Group, Inc., 4.830%, 06/11/13	300,144	0.3
70,000		Apollo Investment Corp., 5.750%, 01/15/16	68,950	0.1
140,000		BAC Capital Trust VI, 5.625%, 03/08/35	129,917	0.1

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
460,000	#, ±	Buffalo Thunder Development Authority, 9.375%, 12/15/14	$163,300	0.2
550,000	#	CEVA Group PLC, 11.500%, 04/01/18	547,250	0.5
145,000	#	CEVA Group PLC, 11.625%, 10/01/16	154,425	0.2
200,000		Ford Motor Credit Co. LLC, 5.875%, 08/02/21	216,030	0.2
1,645,000		Forest City Enterprises, Inc., 6.500%, 02/01/17	1,558,638	1.6
40,000		Forest City Enterprises, Inc., 7.625%, 06/01/15	39,700	0.0
365,000	#	Forest City Enterprises, Inc., 4.250%, 08/15/18	370,931	0.4
200,000	#	Holly Energy Partners L.P./Holly Energy Finance Corp., 6.500%, 03/01/20	203,500	0.2
100,000		Holly Energy Partners L.P./Holly Energy Finance Corp., 8.250%, 03/15/18	106,500	0.1
150,000	#	Host Hotels & Resorts L.P., 2.500%, 10/15/29	202,125	0.2
214,500		HUB International Holdings, Inc., 6.750%, 06/13/14	214,969	0.2
360,000	#	HUB International Holdings, Inc., 10.250%, 06/15/15	373,050	0.4
70,000		Janus Capital Group, Inc., 6.700%, 06/15/17	75,044	0.1
1,000,000	#	Liberty Mutual Group, Inc., 7.000%, 03/15/37	905,000	0.9
540,000		Offshore Group Investments Ltd., 11.500%, 08/01/15	596,700	0.6
235,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, 02/15/21	222,075	0.2
335,000	#	Reynolds Group Issuer, Inc., 9.250%, 05/15/18	335,838	0.3
200,000		Sabra Health Care L.P. / Sabra Capital Corp., 8.125%, 11/01/18	213,000	0.2
75,000		Springleaf Finance Corp., 5.500%, 05/28/17	69,234	0.1
416,000	#	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, 09/01/17	453,440	0.5
525,000	#	USB Realty Corp., 1.616%, 12/22/49	398,244	0.4
110,000	#	USI Holdings Corp., 4.378%, 11/15/14	103,400	0.1
			8,732,080	8.8
		Health Care: 7.5%
710,000		Alere, Inc., 3.000%, 05/15/16	716,213	0.7
253,000		BioScrip, Inc., 10.250%, 10/01/15	275,137	0.3
532,000		Cubist Pharmaceuticals, Inc., 2.500%, 11/01/17	851,865	0.9
451,414		Gentiva Health Services, Inc., 6.500%, 05/23/16	433,781	0.4
228,000		Gentiva Health Services, Inc., 11.500%, 09/01/18	213,750	0.2
250,000	+	Hologic, Inc., 2.000%, 12/15/37	296,250	0.3
400,000		Kindred Healthcare, Inc., 8.250%, 06/01/19	350,500	0.4
332,000		Lantheus Medical Imaging, Inc., 9.750%, 05/15/17	299,630	0.3
210,000		NuVasive, Inc., 2.750%, 07/01/17	180,075	0.2
425,000		PDL BioPharma, Inc., 3.750%, 05/01/15	445,719	0.5
350,000	#	Physio-Control International, Inc., 9.875%, 01/15/19	369,250	0.4
205,000	#	Salix Pharmaceuticals Ltd., 1.500%, 03/15/19	215,250	0.2
297,000		Surgery Center Holdings, Inc., 6.500%, 09/20/16	286,605	0.3
878,852	#,&	Surgical Care Affiliates, Inc., 8.875%, 07/15/15	887,641	0.9
415,000	#	Tenet Healthcare Corp., 6.250%, 11/01/18	429,525	0.4
100,000	#	USPI Finance Corp., 9.000%, 04/01/20	103,500	0.1
145,000		Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., 7.750%, 02/01/19	145,000	0.1
16,000	Z	Vanguard Health Systems, Inc., 02/01/16	10,640	0.0
746,000		Vertex Pharmaceuticals, Inc., 3.350%, 10/01/15	858,832	0.9
			7,369,163	7.5
		Industrials: 9.8%
250,000	#	ADS Tactical, Inc., 11.000%, 04/01/18	262,500	0.3
181,069		Aeroflex, Inc., 4.250%, 04/25/18	177,478	0.2
175,000		Atkore International, Inc., 9.875%, 01/01/18	184,188	0.2
225,000		Coleman Cable, Inc., 9.000%, 02/15/18	237,938	0.2
85,000		Continental Airlines, Inc., 4.500%, 01/15/15	115,494	0.1

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrials: (continued)
20,903		Continental Airlines, Inc., 7.461%, 04/01/13	$20,929	0.0
120,780		DAE Aviation Holdings, 5.560%, 07/31/14	119,950	0.1
126,690		DAE Aviation Holdings, 5.560%, 07/31/14	125,819	0.1
509,000	+	General Cable Corp., 4.500%, 11/15/29	538,904	0.6
220,000		GeoEye, Inc., 9.625%, 10/01/15	242,000	0.2
120,000	#	Greenbrier Cos, Inc., 3.500%, 04/01/18	115,650	0.1
94,394		Horizon Lines, Inc., 6.000%, 04/15/17	28,318	0.0
339,818		Horizon Lines, Inc., 6.000%, 04/15/17	197,774	0.2
165,418		Hudson Product Corp., 8.500%, 08/27/15	153,012	0.2
238,414		Hunter Defense Technologies, 3.500%, 08/01/14	213,380	0.2
110,000	#	JB Poindexter & Co., Inc., 9.000%, 04/01/22	113,712	0.1
190,000	#	Liberty Tire Recycling, 11.000%, 10/01/16	179,550	0.2
465,000		MasTec, Inc., 4.000%, 06/15/14	631,819	0.6
465,000		Mueller Water Products, 7.375%, 06/01/17	460,350	0.5
820,000		Navistar International Corp., 3.000%, 10/15/14	908,150	0.9
255,000		New Enterprise Stone & Lime Co., 11.000%, 09/01/18	212,925	0.2
100,000		Park-Ohio Industries, Inc., 8.125%, 04/01/21	103,500	0.1
815,000	+	Roper Industries, Inc., 01/15/34	1,011,619	1.0
200,000	#	Schaeffler Finance BV, 8.500%, 02/15/19	214,500	0.2
255,000		SunPower Corp., 4.500%, 03/15/15	229,500	0.2
135,000		Swift Services Holdings, Inc., 10.000%, 11/15/18	147,656	0.2
85,000		Terex Corp., 6.500%, 04/01/20	85,850	0.1
253,000	#	USG Corp., 8.375%, 10/15/18	260,590	0.3
545,000	#	Vishay Intertechnology, Inc., 2.250%, 05/15/41	466,656	0.5
681,000		Wesco International, Inc., 6.000%, 09/15/29	1,646,317	1.7
105,000		Xerium Technologies, Inc., 8.875%, 06/15/18	91,612	0.1
200,000	&	YCC Holdings LLC / Yankee Finance, Inc., 10.250%, 02/15/16	204,750	0.2
			9,702,390	9.8
		Information Technology: 8.7%
316,000	#	Allen Systems Group, Inc., 10.500%, 11/15/16	273,340	0.3
250,000		Ciena Corp., 0.875%, 06/15/17	220,938	0.2
150,000	#	Emdeon, Inc., 11.000%, 12/31/19	170,250	0.2
350,000		Equinix, Inc., 3.000%, 10/15/14	528,062	0.5
75,000	#	First Data Corp., 7.375%, 06/15/19	76,781	0.1
89,000	#	First Data Corp., 8.250%, 01/15/21	87,442	0.1
89,000		First Data Corp., 12.625%, 01/15/21	89,667	0.1
625,641		Frac Tech International LLC, 6.250%, 04/19/16	624,468	0.6
571,000	#	Lam Research Corp., 1.250%, 05/15/18	602,405	0.6
250,000		MedAssets, Inc., 8.000%, 11/15/18	263,750	0.3
250,000		MEMC Electronic Materials, Inc., 7.750%, 04/01/19	200,000	0.2
450,000	#	Mentor Graphics Corp., 4.000%, 04/01/31	487,125	0.5
305,000		National Money Mart Co., 10.375%, 12/15/16	338,550	0.3
460,000	#	Novellus Systems, Inc., 2.625%, 05/15/41	641,700	0.7
550,000		Nuance Communications, Inc., 2.750%, 08/15/27	803,688	0.8
200,000	#	Nuance Communications, Inc., 2.750%, 11/01/31	227,000	0.2
556,000		ON Semiconductor Corp., 2.625%, 12/15/26	623,415	0.6
50,000		ON Semiconductor Corp., 2.625%, 12/15/26	60,500	0.1
275,000		Rovi Corp., 2.625%, 02/15/40	289,781	0.3
245,000		SanDisk Corp., 1.500%, 08/15/17	291,244	0.3
250,000	#	Seagate HDD Cayman, 7.000%, 11/01/21	270,000	0.3
210,000		Seagate HDD Cayman, 7.750%, 12/15/18	231,000	0.2
399,000		Sunpower Corp. - Class A, 4.750%, 04/15/14	376,057	0.4
50,000		Vertafore, Inc., 5.250%, 07/31/16	49,792	0.0
65,000	#	Viasat, Inc., 6.875%, 06/15/20	66,950	0.1
150,000		WebMD Health Corp., 2.250%, 03/31/16	143,214	0.1
635,000		WebMD Health Corp., 2.500%, 01/31/18	572,294	0.6
			8,609,413	8.7

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Materials: 7.9%
300,000		AEP Industries, Inc., 8.250%, 04/15/19	$316,500	0.3
550,000	#	Algoma Acquisition Corp., 9.875%, 06/15/15	503,250	0.5
250,000	#	APERAM, 7.375%, 04/01/16	245,625	0.3
150,000	#	Appleton Papers, Inc., 10.500%, 06/15/15	156,375	0.2
317,892	#,&	ARD Finance SA, 11.125%, 06/01/18	314,713	0.3
135,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	143,606	0.1
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	681,600	0.7
279,250		Goodman Global, Inc., 5.750%, 10/06/16	281,294	0.3
420,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	436,800	0.4
219,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	204,765	0.2
248,121		HHI Holdings LLC, 7.750%, 03/09/17	249,362	0.3
215,000	#	Ineos Finance PLC, 9.000%, 05/15/15	229,244	0.2
235,000	#	Ineos Group Holdings PLC, 8.500%, 02/15/16	223,250	0.2
150,000	#	JMC Steel Group, 8.250%, 03/15/18	156,750	0.2
660,000	#	LyondellBasell Industries NV, 5.000%, 04/15/19	661,650	0.7
350,000	#	Midwest Vanadium Pty Ltd., 11.500%, 02/15/18	243,250	0.2
155,000	#	Millar Western Forest Products Ltd., 8.500%, 04/01/21	123,613	0.1
264,000		Momentive Performance Materials, Inc., 9.000%, 01/15/21	232,320	0.2
333	&	Noranda Aluminium Acquisition Corp., 4.659%, 05/15/15	323	0.0
1,400,000		Nova Chemicals Corp., 7.875%, 09/15/25	1,407,875	1.4
325,000	#	Packaging Dynamics Corp., 8.750%, 02/01/16	342,875	0.4
180,000		Steel Dynamics, Inc., 5.125%, 06/15/14	204,975	0.2
480,000		Texas Industries, Inc., 9.250%, 08/15/20	463,200	0.5
			7,823,215	7.9
		Telecommunication Services: 5.6%
145,000		Cambium Learning Group, Inc., 9.750%, 02/15/17	$141,738	0.1
244,872		Cengage Learning Acquisitions, Inc., 2.490%, 07/04/14	226,594	0.2
450,000		Cincinnati Bell, Inc., 8.250%, 10/15/17	461,813	0.5
355,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	357,663	0.4
555,000		Frontier Communications Corp., 8.750%, 04/15/22	588,300	0.6
245,000		Frontier Communications Corp., 8.500%, 04/15/20	259,087	0.3
690,000	#,&	Intelsat Bermuda Ltd., 11.500%, 02/04/17	712,425	0.7
150,000		Intelsat Corp., 3.242%, 02/01/14	147,750	0.1
50,000		Intelsat Jackson Holdings SA, 7.250%, 04/01/19	52,812	0.1
2,406	&	Intelsat Luxembourg S.A., 11.500%, 02/04/17	2,508	0.0
105,000	#	InterDigital, Inc./PA, 2.500%, 03/15/16	105,787	0.1
1,445,000	X	Millicom International Cellular S.A. Escrow	—	—
85,000	#	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	71,081	0.1
700,000		PAETEC Holding Corp., 8.875%, 06/30/17	763,000	0.8
270,000		Telesat Canada / Telesat LLC, 11.000%, 11/01/15	289,575	0.3
244,104		Wide Open West, 6.741%, 06/18/14	245,020	0.2
200,000		Windstream Corp., 7.750%, 10/15/20	215,000	0.2
460,000		Windstream Corp., 7.500%, 06/01/22	483,000	0.5
350,000		Windstream Corp., 7.750%, 10/01/21	376,250	0.4
			5,499,403	5.6
		Utilities: 1.6%
330,000	#	Intergen NV, 9.000%, 06/30/17	348,975	0.4
275,000		NRG Energy, Inc., 7.625%, 01/15/18	277,062	0.3
550,000		NRG Energy, Inc., 7.625%, 05/15/19	533,500	0.5
200,000		NRG Energy, Inc., 7.875%, 05/15/21	193,000	0.2
100,000	#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	65,750	0.1

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
375,000		Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 15.000%, 04/01/21	$140,625	0.1
			1,558,912	1.6
		Total Corporate Bonds/Notes
		(Cost $71,518,375)	76,073,371	77.1
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
1,000,000	#	Timberstar Trust, 7.530%, 10/15/36	931,886	1.0
		Total Collateralized Mortgage Obligations
		(Cost $1,008,443)	931,886	1.0
ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
120,000		Bear Stearns Asset-Backed Securities, Inc., 0.692%, 01/25/47	43,537	0.0
		Total Asset-Backed Securities
		(Cost $55,648)	43,537	0.0

Shares			Value	Percentage of Net Assets
COMMON STOCK: 14.6%
		Consumer Discretionary: 1.0%
2,908		Lear Corp.	$135,193	0.1
1,476	@	Perseus Holding Corp.	3,690	0.0
25,931		Service Corp. International	291,983	0.3
8,709		Starbucks Corp.	486,746	0.5
2,267	@	WMS Industries, Inc.	53,796	0.1
			971,408	1.0
		Consumer Staples: 0.1%
35,400	@	Alliance One International, Inc.	133,458	0.1
		Energy: 0.9%
41,981	@	Hercules Offshore, Inc.	198,570	0.2
6,900		Marathon Oil Corp.	218,730	0.2
3,450		Marathon Petroleum Corp.	149,592	0.2
17,091	@	SandRidge Energy, Inc.	133,823	0.1
2,859		Transocean Ltd.	156,387	0.2
			857,102	0.9
		Financials: 0.1%
2,445		Legg Mason, Inc.	68,289	0.1
		Health Care: 3.4%
6,438		Aetna, Inc.	322,930	0.3
1,400	@	Alere, Inc.	36,414	0.0
3,611	@	Alere, Inc.	870,251	0.9
4,804	@	Bio-Rad Laboratories, Inc.	498,127	0.5
5,400		Cigna Corp.	265,950	0.3
11,045		Thermo Fisher Scientific, Inc.	622,717	0.6
4,700		UnitedHealth Group, Inc.	277,018	0.3
5,350	@	Waters Corp.	495,731	0.5
			3,389,138	3.4
		Industrials: 3.2%
11,448	@	BE Aerospace, Inc.	531,989	0.5
19,600	@	Commercial Vehicle Group, Inc.	239,316	0.3
8,080		Cooper Industries PLC	516,716	0.5
16,312	@	DigitalGlobe, Inc.	217,602	0.2
7,920		ESCO Technologies, Inc.	291,218	0.3
6,900		Exelis, Inc.	86,388	0.1
4,100	@	General Cable Corp.	119,228	0.1
8,355	@	GeoEye, Inc.	201,105	0.2
785	@	Horizon Lines, Inc.	4,537	0.0
3,450		ITT Corp.	79,143	0.1
5,449		Kennametal, Inc.	242,644	0.3
5,300		Lennox International, Inc.	213,590	0.2
16,300	@	Orbital Sciences Corp.	214,345	0.2
6,900		Xylem, Inc.	191,475	0.2
			3,149,296	3.2
		Information Technology: 1.8%
5,800	@	Arrow Electronics, Inc.	243,426	0.2
14,400	@	Ingram Micro, Inc.	267,264	0.3
7,419	@	Itron, Inc.	336,897	0.3
21		Magnachip Semiconductors S.A.	—	—
25,751	@	OCZ Technology Group, Inc.	179,742	0.2
51,400	@	PMC - Sierra, Inc.	371,622	0.4
4,000	@	Research In Motion Ltd.	58,840	0.0
9,964	@	TE Connectivity Ltd.	366,177	0.4
			1,823,968	1.8
		Materials: 3.6%
599		FMC Corp.	63,410	0.1
16,600		Freeport-McMoRan Copper & Gold, Inc.	631,464	0.7
31,891	@	Georgia Gulf Corp.	1,112,358	1.1
29,649		LyondellBasell Industries NV	1,294,179	1.3
13,200	@	Owens-Illinois, Inc.	308,088	0.3
91,233	@	Polymet Mining Corp.	105,830	0.1
			3,515,329	3.6
		Telecommunications: 0.3%
28,800		Windstream Corp.	337,248	0.3

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 0.2%
7,064		CMS Energy Corp.	$155,408	0.2
		Total Common Stock
		(Cost $9,738,191)	14,400,644	14.6
PREFERRED STOCK: 3.0%
		Energy: 0.6%
11,500		Petroquest Energy, Inc.	410,389	0.4
1,400	@	SandRidge Energy, Inc.	167,037	0.2
			577,426	0.6
		Financials: 2.1%
325	#,@,P	Ally Financial, Inc.	270,776	0.3
27,580	P	Forest City Enterprises, Inc.	1,496,298	1.5
13,000	@,P	GMAC Capital Trust I	300,430	0.3
775	#,@	Perseus Holding Corp.	13,562	0.0
			2,081,066	2.1
		Industrials: 0.3%
2,200	P	General Cable Corp.	320,238	0.3
		Total Preferred Stock
		(Cost $2,697,054)	2,978,730	3.0
WARRANTS: 0.1%
		Energy: 0.0%
75	@	Green Field Energy Services, Inc.	4,950	0.0
		Industrials: 0.1%
203,889	@	Horizon Lines, Inc.	47,139	0.1
		Information Technology: —%
840	X	Magnachip Semiconductors S.A.	—	—
		Total Warrants
		(Cost $90,201)	52,089	0.1
		Total Long-Term Investments
		(Cost $85,107,912)	94,480,257	95.8
SHORT-TERM INVESTMENTS: 5.2%
		Mutual Funds: 5.2%
5,095,442		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $5,095,442)	5,095,442	5.2
		Total Short-Term Investments
		(Cost $5,095,442)	5,095,442	5.2
		Total Investments in Securities (Cost $90,203,354)	$99,575,699	101.0
		Liabilities in Excess of Other Assets	(962,904)	(1.0)
		Net Assets	$98,612,795	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	P	Preferred Stock may be called prior to convertible date.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is $90,221,406.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$13,799,951
		Gross Unrealized Depreciation	(4,445,658)
		Net Unrealized Appreciation	$9,354,293

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$967,718	$—	$3,690	$971,408
Consumer Staples	133,458	—	—	133,458
Energy	857,102	—	—	857,102
Financials	68,289	—	—	68,289
Health Care	3,389,138	—	—	3,389,138
Industrials	3,149,296	—	—	3,149,296
Information Technology	1,823,968	—	—	1,823,968
Materials	3,515,329	—	—	3,515,329
Telecommunications	337,248	—	—	337,248
Utilities	155,408	—	—	155,408
Total Common Stock	14,396,954	—	3,690	14,400,644
Preferred Stock	—	2,965,168	13,562	2,978,730
Warrants	4,950	47,139	—	52,089
Corporate Bonds/Notes	—	75,310,001	763,370	76,073,371
Collateralized Mortgage Obligations	—	931,886	—	931,886
Asset-Backed Securities	—	43,537	—	43,537
Short-Term Investments	5,095,442	—	—	5,095,442
Total Investments, at value	$19,497,346	$79,297,731	$780,622	$99,575,699

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

	Beginning Balance on 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 3/31/2012
Asset Table
Investments, at value
Common Stock	$6,273	$—	$—	$—	$—	$(2,583)	$—	$—	$3,690
Corporate Bonds/Notes	884,574	—	(65,197)	(14,777)	(30)	(41,201)	—	—	763,369
Preferred Stock	1,301,291	—	—	—	—	(15,113)	—	(1,272,615)	13,563
Warrants	3,450	—	—	—	—	—	—	(3,450)	—
Total Investments, at value	$2,195,588	$—	$(65,197)	$(14,777)	$(30)	$(58,897)	$—	$(1,276,065)	$780,622

As of March 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(58,896).

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
3,541,581		ING BlackRock Inflation Protected Bond Portfolio - Class I	$39,099,051	4.9
2,395,237	@	ING Clarion Global Real Estate Portfolio - Class I	23,976,327	3.0
316,312	@	ING Clarion Real Estate Portfolio - Class I	8,312,687	1.1
852,115	@	ING Davis New York Venture Portfolio - Class I	16,062,367	2.0
665,387	@	ING Emerging Markets Equity Fund - Class I	7,705,180	1.0
1,260,880		ING Equity Dividend Fund - Class I	14,147,074	1.8
3,169,791		ING Floating Rate Fund - Class I	32,014,885	4.0
3,393,834		ING Global Bond Fund - Class I	39,096,971	4.9
2,501,378	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	15,083,311	1.9
1,327,231		ING Growth and Income Portfolio - Class I	32,464,061	4.1
4,660,671		ING Intermediate Bond Portfolio - Class I	59,097,307	7.5
4,203,256	@	ING International Core Fund - Class I	39,384,512	5.0
1,604,387	@	ING International Growth Fund - Class I	15,658,815	2.0
1,131,874	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	23,339,238	3.0
1,241,757	@	ING Large Cap Growth Portfolio - Class I	18,440,098	2.3
6,220,057	@	ING Limited Maturity Bond Portfolio - Class I	63,195,779	8.0
2,106,809	@	ING MidCap Opportunities Portfolio - Class I	28,104,829	3.5
2,078,219	@	ING MidCap Value Fund - Class I	28,097,517	3.5
3,519,702		ING PIMCO High Yield Portfolio - Class I	36,006,547	4.5
6,627,872	@	ING PIMCO Total Return Bond Portfolio - Class I	78,805,397	9.9
797,492		ING Small Company Portfolio - Class I	16,013,634	2.0
1,744,358	@	ING T. Rowe Price Equity Income Portfolio - Class I	22,188,236	2.8
288,689	@	ING T. Rowe Price Growth Equity Portfolio - Class I	18,536,730	2.3
1,492,444	@	ING Templeton Foreign Equity Portfolio - Class I	15,655,741	2.0
4,942,084		ING U.S. Bond Index Portfolio - Class I	54,857,129	6.9
4,159,698	@	ING U.S. Stock Index Portfolio - Class I	48,710,066	6.1
		Total Investments in Affiliated Investment Companies
		(Cost $749,409,539)	$794,053,489	100.0
		Assets in Excess of Other Liabilities	351,978	—
		Net Assets	$794,405,467	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $768,038,294.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$50,403,847
		Gross Unrealized Depreciation	(24,388,652)
		Net Unrealized Appreciation	$26,015,195

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$794,053,489	$—	$—	$794,053,489
Total Investments, at value	$794,053,489	$—	$—	$794,053,489

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution 2020 Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
47		ING BlackRock Inflation Protected Bond Portfolio - Class I	$524	3.0
53	@	ING Clarion Global Real Estate Portfolio - Class I	535	3.0
7	@	ING Clarion Real Estate Portfolio - Class I	185	1.0
19	@	ING Davis New York Venture Portfolio - Class I	358	2.0
15	@	ING Emerging Markets Equity Fund - Class I	172	1.0
32		ING Equity Dividend Fund - Class I	361	2.0
53		ING Floating Rate Fund - Class I	535	3.0
76		ING Global Bond Fund - Class I	872	4.9
84	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	505	2.9
30		ING Growth and Income Portfolio - Class I	724	4.1
76		ING Intermediate Bond Portfolio - Class I	965	5.4
112	@	ING International Core Fund - Class I	1,054	5.9
36	@	ING International Growth Fund - Class I	349	2.0
25	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	520	2.9
37	@	ING Large Cap Growth Portfolio - Class I	548	3.1
104	@	ING Limited Maturity Bond Portfolio - Class I	1,057	6.0
19	@	ING Marsico Growth Portfolio - Class I	364	2.1
54	@	ING MidCap Opportunities Portfolio - Class I	716	4.0
53	@	ING MidCap Value Fund - Class I	716	4.0
61		ING PIMCO High Yield Portfolio - Class I	626	3.5
96	@	ING PIMCO Total Return Bond Portfolio - Class I	1,141	6.4
27		ING Small Company Portfolio - Class I	536	3.0
25	@	ING T Rowe Price Capital Appreciation Portfolio - Class I	629	3.6
57	@	ING T. Rowe Price Equity Income Portfolio - Class I	720	4.1
9	@	ING T. Rowe Price Growth Equity Portfolio - Class I	551	3.1
33	@	ING Templeton Foreign Equity Portfolio - Class I	349	2.0
94		ING U.S. Bond Index Portfolio - Class I	1,048	5.9
93	@	ING U.S. Stock Index Portfolio - Class I	1,086	6.1
		Total Investments in Affiliated Investment Companies
		(Cost $15,523)	$17,746	100.0
		Liabilities in Excess of Other Assets	(7)	—
		Net Assets	$17,739	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $15,529.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$2,232
		Gross Unrealized Depreciation	(15)
		Net Unrealized Appreciation	$2,217

PORTFOLIO OF INVESTMENTS
ING Solution 2020 Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$17,746	$—	$—	$17,746
Total Investments, at value	$17,746	$—	$—	$17,746

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.9%
3,914,647	@	ING Clarion Global Real Estate Portfolio - Class I	$39,185,617	3.0
516,944	@	ING Clarion Real Estate Portfolio - Class I	13,585,294	1.0
1,566,793	@	ING Davis New York Venture Portfolio - Class I	29,534,055	2.3
1,087,453	@	ING Emerging Markets Equity Fund - Class I	12,592,710	1.0
2,649,496		ING Equity Dividend Fund - Class I	29,727,341	2.3
3,885,140		ING Floating Rate Fund - Class I	39,239,911	3.0
5,547,175		ING Global Bond Fund - Class I	63,903,461	4.9
6,132,771	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	36,980,612	2.8
1,898,001		ING Growth and Income Portfolio - Class I	46,425,116	3.6
3,027,178		ING Intermediate Bond Portfolio - Class I	38,384,611	2.9
10,992,245	@	ING International Core Fund - Class I	102,997,335	7.9
3,933,652	@	ING International Growth Fund - Class I	38,392,441	3.0
1,849,883	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	38,144,587	2.9
3,156,980	@	ING Large Cap Growth Portfolio - Class I	46,881,152	3.6
6,394,960	@	ING Limited Maturity Bond Portfolio - Class I	64,972,797	5.0
2,374,308	@	ING Marsico Growth Portfolio - Class I	46,726,384	3.6
3,935,139	@	ING MidCap Opportunities Portfolio - Class I	52,494,749	4.0
3,881,800	@	ING MidCap Value Fund - Class I	52,481,938	4.0
4,491,175		ING PIMCO High Yield Portfolio - Class I	45,944,725	3.5
4,310,113	@	ING PIMCO Total Return Bond Portfolio - Class I	51,247,243	3.9
2,606,998		ING Small Company Portfolio - Class I	52,348,520	4.0
2,626,647	@	ING T Rowe Price Capital Appreciation Portfolio - Class I	65,823,763	5.1
5,442,733	@	ING T. Rowe Price Equity Income Portfolio - Class I	69,231,560	5.3
733,956	@	ING T. Rowe Price Growth Equity Portfolio - Class I	47,127,283	3.6
3,659,010	@	ING Templeton Foreign Equity Portfolio - Class I	38,383,012	2.9
510,181	@	ING Thornburg Value Portfolio - Class I	16,233,969	1.3
4,015,804		ING U.S. Bond Index Portfolio - Class I	44,575,419	3.4
6,798,521	@	ING U.S. Stock Index Portfolio - Class I	79,610,683	6.1
		Total Investments in Affiliated Investment Companies
		(Cost $1,162,115,763)	$1,303,176,288	99.9
		Assets in Excess of Other Liabilities	1,373,706	0.1
		Net Assets	$1,304,549,994	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $1,202,505,501.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$154,882,151
		Gross Unrealized Depreciation	(54,211,364)
		Net Unrealized Appreciation	$100,670,787

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$1,303,176,288	$—	$—	$1,303,176,288
Total Investments, at value	$1,303,176,288	$—	$—	$1,303,176,288

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution 2030 Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
55	@	ING Clarion Global Real Estate Portfolio - Class I	$555	3.0
7	@	ING Clarion Real Estate Portfolio - Class I	192	1.0
27	@	ING Davis New York Venture Portfolio - Class I	511	2.8
31	@	ING Emerging Markets Equity Fund - Class I	357	1.9
42		ING Equity Dividend Fund - Class I	468	2.5
55		ING Floating Rate Fund - Class I	556	3.0
55		ING Global Bond Fund - Class I	633	3.4
87	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	524	2.8
35		ING Growth and Income Portfolio - Class I	845	4.6
29		ING Intermediate Bond Portfolio - Class I	362	2.0
195	@	ING International Core Fund - Class I	1,823	9.9
56	@	ING International Growth Fund - Class I	544	3.0
35	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	720	3.9
51	@	ING Large Cap Growth Portfolio - Class I	759	4.1
36	@	ING Limited Maturity Bond Portfolio - Class I	368	2.0
34	@	ING Marsico Growth Portfolio - Class I	662	3.6
63	@	ING MidCap Opportunities Portfolio - Class I	836	4.5
62	@	ING MidCap Value Fund - Class I	836	4.5
64		ING PIMCO High Yield Portfolio - Class I	651	3.5
38	@	ING PIMCO Total Return Bond Portfolio - Class I	454	2.5
37		ING Small Company Portfolio - Class I	741	4.0
37	@	ING T Rowe Price Capital Appreciation Portfolio - Class I	932	5.1
81	@	ING T. Rowe Price Equity Income Portfolio - Class I	1,027	5.6
10	@	ING T. Rowe Price Growth Equity Portfolio - Class I	667	3.6
52	@	ING Templeton Foreign Equity Portfolio - Class I	543	2.9
10	@	ING Thornburg Value Portfolio - Class I	322	1.8
41		ING U.S. Bond Index Portfolio - Class I	451	2.4
96	@	ING U.S. Stock Index Portfolio - Class I	1,127	6.1
		Total Investments in Affiliated Investment Companies
		(Cost $15,455)	$18,466	100.0
		Liabilities in Excess of Other Assets	(8)	—
		Net Assets	$18,458	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $15,458.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$3,015
		Gross Unrealized Depreciation	(7)
		Net Unrealized Appreciation	$3,008

PORTFOLIO OF INVESTMENTS
ING Solution 2030 Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$18,466	$—	$—	$18,466
Total Investments, at value	$18,466	$—	$—	$18,466

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.1%
2,260,373	@	ING Clarion Global Real Estate Portfolio - Class I	$22,626,336	2.0
895,333	@	ING Clarion Real Estate Portfolio - Class I	23,529,358	2.1
1,507,841	@	ING Davis New York Venture Portfolio - Class I	28,422,796	2.5
1,883,950	@	ING Emerging Markets Equity Fund - Class I	21,816,137	1.9
4,334,446		ING Equity Dividend Fund - Class I	48,632,489	4.3
3,364,798		ING Floating Rate Fund - Class I	33,984,463	3.0
3,353,757		ING Global Bond Fund - Class I	38,635,282	3.4
5,312,992	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	32,037,339	2.8
1,878,642		ING Growth and Income Portfolio - Class I	45,951,578	4.1
222,196	@	ING Intermediate Bond Portfolio - Class I	2,817,448	0.2
11,902,034	@	ING International Core Fund - Class I	111,522,057	9.9
4,543,357	@	ING International Growth Fund - Class I	44,343,162	3.9
2,670,631	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	55,068,411	4.9
3,710,607	@	ING Large Cap Growth Portfolio - Class I	55,102,520	4.9
2,643,837	@	ING Marsico Growth Portfolio - Class I	52,030,705	4.6
3,834,264	@	ING MidCap Opportunities Portfolio - Class I	51,149,088	4.5
3,782,364	@	ING MidCap Value Fund - Class I	51,137,565	4.5
1,414,465		ING PIMCO High Yield Portfolio - Class I	14,469,982	1.3
1,396,410	@	ING PIMCO Total Return Bond Portfolio - Class I	16,603,318	1.5
2,822,599		ING Small Company Portfolio - Class I	56,677,787	5.0
1,819,918	@	ING T Rowe Price Capital Appreciation Portfolio - Class I	45,607,146	4.0
6,285,375	@	ING T. Rowe Price Equity Income Portfolio - Class I	79,949,975	7.1
817,250	@	ING T. Rowe Price Growth Equity Portfolio - Class I	52,475,614	4.7
4,226,017	@	ING Templeton Foreign Equity Portfolio - Class I	44,330,915	3.9
530,306	@	ING Thornburg Value Portfolio - Class I	16,874,343	1.5
507,648	@	ING U.S. Bond Index Portfolio - Class I	5,634,896	0.5
6,869,499	@	ING U.S. Stock Index Portfolio - Class I	80,441,830	7.1
		Total Investments in Affiliated Investment Companies
		(Cost $1,001,665,428)	$1,131,872,540	100.1
		Liabilities in Excess of Other Assets	(1,035,633)	(0.1)
		Net Assets	$1,130,836,907	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $1,040,229,186.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$145,473,581
		Gross Unrealized Depreciation	(53,830,227)
		Net Unrealized Appreciation	$91,643,354

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$1,131,872,540	$—	$—	$1,131,872,540
Total Investments, at value	$1,131,872,540	$—	$—	$1,131,872,540

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution 2040 Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
38	@	ING Clarion Global Real Estate Portfolio - Class I	$379	2.0
15	@	ING Clarion Real Estate Portfolio - Class I	395	2.1
33	@	ING Davis New York Venture Portfolio - Class I	620	3.3
32	@	ING Emerging Markets Equity Fund - Class I	366	1.9
86		ING Equity Dividend Fund - Class I	960	5.1
48		ING Global Bond Fund - Class I	556	2.9
89	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	537	2.8
43		ING Growth and Income Portfolio - Class I	1,060	5.6
4	@	ING Intermediate Bond Portfolio - Class I	47	0.2
200	@	ING International Core Fund - Class I	1,871	9.9
76	@	ING International Growth Fund - Class I	744	3.9
45	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	924	4.9
66	@	ING Large Cap Growth Portfolio - Class I	973	5.1
49	@	ING Marsico Growth Portfolio - Class I	970	5.1
64	@	ING MidCap Opportunities Portfolio - Class I	858	4.5
63	@	ING MidCap Value Fund - Class I	858	4.5
14		ING PIMCO High Yield Portfolio - Class I	148	0.8
4	@	ING PIMCO Total Return Bond Portfolio - Class I	47	0.2
47		ING Small Company Portfolio - Class I	951	5.0
31	@	ING T Rowe Price Capital Appreciation Portfolio - Class I	765	4.0
113	@	ING T. Rowe Price Equity Income Portfolio - Class I	1,437	7.6
15	@	ING T. Rowe Price Growth Equity Portfolio - Class I	978	5.2
71	@	ING Templeton Foreign Equity Portfolio - Class I	744	3.9
13	@	ING Thornburg Value Portfolio - Class I	425	2.2
4	@	ING U.S. Bond Index Portfolio - Class I	47	0.2
115	@	ING U.S. Stock Index Portfolio - Class I	1,350	7.1
		Total Investments in Affiliated Investment Companies
		(Cost $15,399)	$19,010	100.0
		Liabilities in Excess of Other Assets	(8)	—
		Net Assets	$19,002	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$3,614
		Gross Unrealized Depreciation	(3)
		Net Unrealized Appreciation	$3,611

PORTFOLIO OF INVESTMENTS
ING Solution 2040 Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$19,010	$—	$—	$19,010
Total Investments, at value	$19,010	$—	$—	$19,010

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.7%
2,216,900	@	ING Clarion Global Real Estate Portfolio - Class I	$22,191,171	3.0
292,755	@	ING Clarion Real Estate Portfolio - Class I	7,693,597	1.1
1,478,864	@	ING Davis New York Venture Portfolio - Class I	27,876,594	3.8
1,231,563	@	ING Emerging Markets Equity Fund - Class I	14,261,497	1.9
3,334,306		ING Equity Dividend Fund - Class I	37,410,915	5.0
1,565,530		ING Global Bond Fund - Class I	18,034,900	2.4
3,472,868	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	20,941,394	2.8
1,842,600		ING Growth and Income Portfolio - Class I	45,069,996	6.1
7,781,592	@	ING International Core Fund - Class I	72,913,517	9.8
2,970,351	@	ING International Growth Fund - Class I	28,990,623	3.9
1,745,913	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	36,000,724	4.9
2,554,106	@	ING Large Cap Growth Portfolio - Class I	37,928,480	5.1
1,920,914	@	ING Marsico Growth Portfolio - Class I	37,803,586	5.1
2,507,019	@	ING MidCap Opportunities Portfolio - Class I	33,443,637	4.5
2,473,087	@	ING MidCap Value Fund - Class I	33,436,136	4.5
370,600		ING PIMCO High Yield Portfolio - Class I	3,791,238	0.5
155,631	@	ING PIMCO Total Return Bond Portfolio - Class I	1,850,448	0.2
1,845,548		ING Small Company Portfolio - Class I	37,058,600	5.0
1,189,959	@	ING T Rowe Price Capital Appreciation Portfolio - Class I	29,820,376	4.0
4,403,362	@	ING T. Rowe Price Equity Income Portfolio - Class I	56,010,770	7.6
593,797	@	ING T. Rowe Price Growth Equity Portfolio - Class I	38,127,733	5.1
2,762,921	@	ING Templeton Foreign Equity Portfolio - Class I	28,983,040	3.9
520,092	@	ING Thornburg Value Portfolio - Class I	16,549,341	2.2
166,707	@	ING U.S. Bond Index Portfolio - Class I	1,850,448	0.2
4,491,851	@	ING U.S. Stock Index Portfolio - Class I	52,599,578	7.1
		Total Investments in Affiliated Investment Companies
		(Cost $650,575,880)	$740,638,339	99.7
		Assets in Excess of Other Liabilities	2,399,149	0.3
		Net Assets	$743,037,488	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $669,167,674.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$98,018,934
		Gross Unrealized Depreciation	(26,548,269)
		Net Unrealized Appreciation	$71,470,665

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$740,638,339	$—	$—	$740,638,339
Total Investments, at value	$740,638,339	$—	$—	$740,638,339

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution 2050 Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
57	@	ING Clarion Global Real Estate Portfolio - Class I	$570	3.0
8	@	ING Clarion Real Estate Portfolio - Class I	198	1.1
38	@	ING Davis New York Venture Portfolio - Class I	716	3.8
32	@	ING Emerging Markets Equity Fund - Class I	366	1.9
86		ING Equity Dividend Fund - Class I	961	5.1
40		ING Global Bond Fund - Class I	464	2.4
89	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	538	2.8
47		ING Growth and Income Portfolio - Class I	1,158	6.1
200	@	ING International Core Fund - Class I	1,873	9.9
76	@	ING International Growth Fund - Class I	745	3.9
45	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	925	4.9
66	@	ING Large Cap Growth Portfolio - Class I	974	5.1
49	@	ING Marsico Growth Portfolio - Class I	971	5.1
64	@	ING MidCap Opportunities Portfolio - Class I	859	4.5
64	@	ING MidCap Value Fund - Class I	859	4.5
10		ING PIMCO High Yield Portfolio - Class I	99	0.5
4	@	ING PIMCO Total Return Bond Portfolio - Class I	47	0.2
47		ING Small Company Portfolio - Class I	952	5.0
31	@	ING T Rowe Price Capital Appreciation Portfolio - Class I	766	4.0
113	@	ING T. Rowe Price Equity Income Portfolio - Class I	1,439	7.6
15	@	ING T. Rowe Price Growth Equity Portfolio - Class I	979	5.2
71	@	ING Templeton Foreign Equity Portfolio - Class I	745	3.9
13	@	ING Thornburg Value Portfolio - Class I	425	2.2
4	@	ING U.S. Bond Index Portfolio - Class I	47	0.2
115	@	ING U.S. Stock Index Portfolio - Class I	1,351	7.1
		Total Investments in Affiliated Investment Companies
		(Cost $15,412)	$19,027	100.0
		Liabilities in Excess of Other Assets	(8)	—
		Net Assets	$19,019	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$3,618
		Gross Unrealized Depreciation	(3)
		Net Unrealized Appreciation	$3,615

PORTFOLIO OF INVESTMENTS
ING Solution 2050 Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$19,027	$—	$—	$19,027
Total Investments, at value	$19,027	$—	$—	$19,027

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution 2055 Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.5%
114,243	@	ING Clarion Global Real Estate Portfolio - Class I	$1,143,574	3.0
15,064	@	ING Clarion Real Estate Portfolio - Class I	395,889	1.0
76,223	@	ING Davis New York Venture Portfolio - Class I	1,436,808	3.8
63,576	@	ING Emerging Markets Equity Fund - Class I	736,215	1.9
171,792		ING Equity Dividend Fund - Class I	1,927,502	5.1
80,838		ING Global Bond Fund - Class I	931,253	2.5
179,487	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	1,082,308	2.9
94,932		ING Growth and Income Portfolio - Class I	2,322,033	6.1
401,471	@	ING International Core Fund - Class I	3,761,783	9.9
153,334	@	ING International Growth Fund - Class I	1,496,537	3.9
90,109	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	1,858,053	4.9
131,537	@	ING Large Cap Growth Portfolio - Class I	1,953,325	5.1
98,923	@	ING Marsico Growth Portfolio - Class I	1,946,801	5.1
129,179	@	ING MidCap Opportunities Portfolio - Class I	1,723,241	4.5
127,442	@	ING MidCap Value Fund - Class I	1,723,019	4.5
19,042		ING PIMCO High Yield Portfolio - Class I	194,804	0.5
7,994	@	ING PIMCO Total Return Bond Portfolio - Class I	95,046	0.3
95,137		ING Small Company Portfolio - Class I	1,910,352	5.0
61,315	@	ING T Rowe Price Capital Appreciation Portfolio - Class I	1,536,548	4.1
226,907	@	ING T. Rowe Price Equity Income Portfolio - Class I	2,886,252	7.6
30,574	@	ING T. Rowe Price Growth Equity Portfolio - Class I	1,963,135	5.2
142,547	@	ING Templeton Foreign Equity Portfolio - Class I	1,495,313	3.9
26,821	@	ING Thornburg Value Portfolio - Class I	853,456	2.3
8,563	@	ING U.S. Bond Index Portfolio - Class I	95,046	0.3
231,399	@	ING U.S. Stock Index Portfolio - Class I	2,709,686	7.1
		Total Investments in Affiliated Investment Companies
		(Cost $35,747,645)	$38,177,979	100.5
		Liabilities in Excess of Other Assets	(173,082)	(0.5)
		Net Assets	$38,004,897	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $36,053,813.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$2,576,025
		Gross Unrealized Depreciation	(451,859)
		Net Unrealized Appreciation	$2,124,166

PORTFOLIO OF INVESTMENTS
ING Solution 2055 Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$38,177,979	$—	$—	$38,177,979
Total Investments, at value	$38,177,979	$—	$—	$38,177,979

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution Aggressive Growth Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.2%
18,604	@	ING Clarion Global Real Estate Portfolio - Class I	$186,226	1.0
14,118	@	ING Clarion Real Estate Portfolio - Class I	371,027	2.0
19,741	@	ING Davis New York Venture Portfolio - Class I	372,109	2.0
32,062	@	ING Emerging Markets Equity Fund - Class I	371,282	2.0
61,964		ING Equity Dividend Fund - Class I	695,235	3.8
36,547	@	ING Floating Rate Fund - Class I	369,123	2.0
24,092		ING Global Bond Fund - Class I	277,538	1.5
93,361	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	562,969	3.0
30,309		ING Growth and Income Portfolio - Class I	741,359	4.0
29,111	@	ING Intermediate Bond Portfolio - Class I	369,123	2.0
139,127	@	ING International Core Fund - Class I	1,303,623	7.1
76,250	@	ING International Growth Fund - Class I	744,198	4.0
45,071	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	929,366	5.0
56,160	@	ING Large Cap Growth Portfolio - Class I	833,978	4.5
42,245	@	ING Marsico Growth Portfolio - Class I	831,391	4.5
111,026	@	ING MidCap Opportunities Portfolio - Class I	1,481,093	8.0
109,320	@	ING MidCap Value Fund - Class I	1,478,004	8.0
54,558		ING PIMCO High Yield Portfolio - Class I	558,132	3.0
31,045	@	ING PIMCO Total Return Bond Portfolio - Class I	369,123	2.0
27,482		ING Small Company Portfolio - Class I	551,836	3.0
36,972	@	ING T Rowe Price Capital Appreciation Portfolio - Class I	926,531	5.0
98,407	@	ING T. Rowe Price Equity Income Portfolio - Class I	1,251,741	6.8
12,937	@	ING T. Rowe Price Growth Equity Portfolio - Class I	830,660	4.5
70,838	@	ING Templeton Foreign Equity Portfolio - Class I	743,089	4.0
8,694	@	ING Thornburg Value Portfolio - Class I	276,639	1.5
41,568	@	ING U.S. Bond Index Portfolio - Class I	461,403	2.5
55,438	@	ING U.S. Stock Index Portfolio - Class I	649,177	3.5
		Total Investments in Affiliated Investment Companies
		(Cost $17,301,473)	$18,535,975	100.2
		Liabilities in Excess of Other Assets	(39,134)	(0.2)
		Net Assets	$18,496,841	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $17,521,739.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,274,277
		Gross Unrealized Depreciation	(260,041)
		Net Unrealized Appreciation	$1,014,236

PORTFOLIO OF INVESTMENTS
ING Solution Aggressive Growth Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$18,535,975	$—	$—	$18,535,975
Total Investments, at value	$18,535,975	$—	$—	$18,535,975

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution Conservative Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.9%
51,052		ING BlackRock Inflation Protected Bond Portfolio - Class I	$563,609	4.9
22,983	@	ING Clarion Global Real Estate Portfolio - Class I	230,062	2.0
12,268	@	ING Davis New York Venture Portfolio - Class I	231,246	2.0
57,064		ING Floating Rate Fund - Class I	576,349	5.1
48,940		ING Global Bond Fund - Class I	563,794	4.9
36,085	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	217,592	1.9
19,104		ING Growth and Income Portfolio - Class I	467,273	4.1
85,118		ING Intermediate Bond Portfolio - Class I	1,079,295	9.4
24,223	@	ING International Core Fund - Class I	226,974	2.0
23,126	@	ING International Growth Fund - Class I	225,710	2.0
10,874	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	224,227	2.0
13,898	@	ING Large Cap Growth Portfolio - Class I	206,389	1.8
128,836	@	ING Limited Maturity Bond Portfolio - Class I	1,308,975	11.5
21,661	@	ING MidCap Opportunities Portfolio - Class I	288,956	2.5
21,368	@	ING MidCap Value Fund - Class I	288,890	2.5
67,331		ING PIMCO High Yield Portfolio - Class I	688,798	6.0
129,003	@	ING PIMCO Total Return Bond Portfolio - Class I	1,533,846	13.4
29,675	@	ING T. Rowe Price Equity Income Portfolio - Class I	377,464	3.3
2,769	@	ING T. Rowe Price Growth Equity Portfolio - Class I	177,804	1.6
21,501	@	ING Templeton Foreign Equity Portfolio - Class I	225,542	2.0
91,603		ING U.S. Bond Index Portfolio - Class I	1,016,795	8.9
59,865	@	ING U.S. Stock Index Portfolio - Class I	701,024	6.1
		Total Investments in Affiliated Investment Companies
		(Cost $11,112,885)	$11,420,614	99.9
		Assets in Excess of Other Liabilities	14,020	0.1
		Net Assets	$11,434,634	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $11,245,011.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$349,128
		Gross Unrealized Depreciation	(173,525)
		Net Unrealized Appreciation	$175,603

PORTFOLIO OF INVESTMENTS
ING Solution Conservative Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$11,420,614	$—	$—	$11,420,614
Total Investments, at value	$11,420,614	$—	$—	$11,420,614

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.1%
63,247	@	ING BlackRock Inflation Protected Bond Portfolio - Class I	$698,246	2.0
35,192	@	ING Clarion Global Real Estate Portfolio - Class I	352,275	1.0
26,707	@	ING Clarion Real Estate Portfolio - Class I	701,852	2.0
51,233	@	ING Davis New York Venture Portfolio - Class I	965,745	2.8
30,325	@	ING Emerging Markets Equity Fund - Class I	351,167	1.0
70,399		ING Equity Dividend Fund - Class I	789,873	2.3
104,073		ING Floating Rate Fund - Class I	1,051,134	3.0
151,658		ING Global Bond Fund - Class I	1,747,106	5.0
117,982	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	711,434	2.0
64,471		ING Growth and Income Portfolio - Class I	1,576,950	4.5
137,539		ING Intermediate Bond Portfolio - Class I	1,743,990	5.0
150,220	@	ING International Core Fund - Class I	1,407,565	4.0
72,408	@	ING International Growth Fund - Class I	706,702	2.0
68,087	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	1,403,944	4.0
82,676	@	ING Large Cap Growth Portfolio - Class I	1,227,742	3.5
34,362	@	ING Limited Maturity Bond Portfolio - Class I	349,123	1.0
62,155	@	ING Marsico Growth Portfolio - Class I	1,223,205	3.5
157,502	@	ING MidCap Opportunities Portfolio - Class I	2,101,076	6.0
155,090	@	ING MidCap Value Fund - Class I	2,096,822	6.0
137,717		ING PIMCO High Yield Portfolio - Class I	1,408,847	4.0
175,982	@	ING PIMCO Total Return Bond Portfolio - Class I	2,092,424	6.0
34,669		ING Small Company Portfolio - Class I	696,146	2.0
69,939	@	ING T Rowe Price Capital Appreciation Portfolio - Class I	1,752,668	5.0
144,851	@	ING T. Rowe Price Equity Income Portfolio - Class I	1,842,499	5.3
19,034	@	ING T. Rowe Price Growth Equity Portfolio - Class I	1,222,155	3.5
67,219	@	ING Templeton Foreign Equity Portfolio - Class I	705,126	2.0
19,189	@	ING Thornburg Value Portfolio - Class I	610,581	1.7
188,382		ING U.S. Bond Index Portfolio - Class I	2,091,041	6.0
119,880	@	ING U.S. Stock Index Portfolio - Class I	1,403,793	4.0
		Total Investments in Affiliated Investment Companies
		(Cost $33,346,509)	$35,031,231	100.1
		Liabilities in Excess of Other Assets	(22,461)	(0.1)
		Net Assets	$35,008,770	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $33,661,149.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$1,741,815
		Gross Unrealized Depreciation	(371,733)
		Net Unrealized Appreciation	$1,370,082

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$35,031,231	$—	$—	$35,031,231
Total Investments, at value	$35,031,231	$—	$—	$35,031,231

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.5%
1,004,033		ING BlackRock Inflation Protected Bond Portfolio - Class I	$11,084,519	4.9
452,708	@	ING Clarion Global Real Estate Portfolio - Class I	4,531,605	2.0
241,554	@	ING Davis New York Venture Portfolio - Class I	4,553,287	2.0
1,123,453		ING Floating Rate Fund - Class I	11,346,879	5.0
962,147		ING Global Bond Fund - Class I	11,083,938	4.9
709,005	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	4,275,302	1.9
376,266		ING Growth and Income Portfolio - Class I	9,203,470	4.1
1,763,081		ING Intermediate Bond Portfolio - Class I	22,355,872	9.9
476,584	@	ING International Core Fund - Class I	4,465,588	2.0
454,763	@	ING International Growth Fund - Class I	4,438,491	2.0
213,919	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	4,411,004	2.0
273,811	@	ING Large Cap Growth Portfolio - Class I	4,066,100	1.8
2,534,976	@	ING Limited Maturity Bond Portfolio - Class I	25,755,352	11.4
426,615	@	ING MidCap Opportunities Portfolio - Class I	5,691,044	2.5
420,812	@	ING MidCap Value Fund - Class I	5,689,374	2.5
996,700		ING PIMCO High Yield Portfolio - Class I	10,196,243	4.5
2,632,379	@	ING PIMCO Total Return Bond Portfolio - Class I	31,298,992	13.9
584,408	@	ING T. Rowe Price Equity Income Portfolio - Class I	7,433,669	3.3
54,561	@	ING T. Rowe Price Growth Equity Portfolio - Class I	3,503,387	1.5
423,033	@	ING Templeton Foreign Equity Portfolio - Class I	4,437,618	2.0
1,902,649		ING U.S. Bond Index Portfolio - Class I	21,119,404	9.3
1,179,244	@	ING U.S. Stock Index Portfolio - Class I	13,808,945	6.1
		Total Investments in Affiliated Investment Companies (Cost $217,095,461)	$224,750,083	99.5
		Assets in Excess of Other Liabilities	1,104,107	0.5
		Net Assets	$225,854,190	100.0

@	Non-income producing security

	Cost for federal income tax purposes is $221,144,239.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$8,802,985
	Gross Unrealized Depreciation	(5,197,141)
	Net Unrealized Appreciation	$3,605,844

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$224,750,083	$—	$—	$224,750,083
Total Investments, at value	$224,750,083	$—	$—	$224,750,083

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Solution Moderate Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.1%
164,409		ING BlackRock Inflation Protected Bond Portfolio - Class I	$1,815,072	5.0
36,633	@	ING Clarion Global Real Estate Portfolio - Class I	366,693	1.0
27,799	@	ING Clarion Real Estate Portfolio - Class I	730,571	2.0
33,965	@	ING Davis New York Venture Portfolio - Class I	640,248	1.8
108,529		ING Floating Rate Fund - Class I	1,096,142	3.0
157,862		ING Global Bond Fund - Class I	1,818,572	5.0
182,318	@	ING Goldman Sachs Commodity Strategy Portfolio - Class I	1,099,376	3.0
52,223		ING Growth and Income Portfolio - Class I	1,277,380	3.5
257,622		ING Intermediate Bond Portfolio - Class I	3,266,651	9.0
156,368	@	ING International Core Fund - Class I	1,465,164	4.0
37,836	@	ING International Growth Fund - Class I	369,283	1.0
53,249	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	1,097,985	3.0
49,198	@	ING Large Cap Growth Portfolio - Class I	730,597	2.0
143,072	@	ING Limited Maturity Bond Portfolio - Class I	1,453,614	4.0
27,737	@	ING Marsico Growth Portfolio - Class I	545,865	1.5
136,580	@	ING MidCap Opportunities Portfolio - Class I	1,821,978	5.0
134,515	@	ING MidCap Value Fund - Class I	1,818,649	5.0
143,591		ING PIMCO High Yield Portfolio - Class I	1,468,939	4.0
396,870	@	ING PIMCO Total Return Bond Portfolio - Class I	4,718,787	13.0
36,123		ING Small Company Portfolio - Class I	725,346	2.0
36,547	@	ING T Rowe Price Capital Appreciation Portfolio - Class I	915,866	2.5
114,757	@	ING T. Rowe Price Equity Income Portfolio - Class I	1,459,713	4.0
8,491	@	ING T. Rowe Price Growth Equity Portfolio - Class I	545,223	1.5
35,099	@	ING Templeton Foreign Equity Portfolio - Class I	368,188	1.0
343,149		ING U.S. Bond Index Portfolio - Class I	3,808,955	10.5
85,993	@	ING U.S. Stock Index Portfolio - Class I	1,006,977	2.8
		Total Investments in Affiliated Investment Companies (Cost $35,038,672)	$36,431,834	100.1
		Liabilities in Excess of Other Assets	(37,149)	(0.1)
		Net Assets	$36,394,685	100.0

@	Non-income producing security

	Cost for federal income tax purposes is $35,473,679.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,458,846
	Gross Unrealized Depreciation	(500,691)
	Net Unrealized Appreciation	$958,155

PORTFOLIO OF INVESTMENTS
ING Solution Moderate Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Affiliated Investment Companies	$36,431,834	$—	$—	$36,431,834
Total Investments, at value	$36,431,834	$—	$—	$36,431,834

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 20.7%
10,200	@	Autozone, Inc.	$3,792,360	0.5
74,000	@	Bed Bath & Beyond, Inc.	4,866,980	0.6
176,500	@	Carmax, Inc.	6,115,725	0.8
62,100	@,L	Central European Media Enterprises Ltd.	440,910	0.1
38,900	@	Charter Communications, Inc.	2,468,205	0.3
83,200		Chico’s FAS, Inc.	1,256,320	0.2
8,300	@	Chipotle Mexican Grill, Inc.	3,469,400	0.4
83,500		Choice Hotels International, Inc.	3,117,890	0.4
79,000	L	CTC Media, Inc.	918,770	0.1
55,600	@,L	Ctrip.com International Ltd. ADR	1,203,184	0.1
31,100	@	Deckers Outdoor Corp.	1,960,855	0.2
52,400		Dick’s Sporting Goods, Inc.	2,519,392	0.3
146,450	@	Discovery Communications, Inc. - Class C	6,865,576	0.9
82,900	@	Dollar General Corp.	3,829,980	0.5
46,650	@	Dollar Tree, Inc.	4,407,958	0.6
30,200	@	Fossil, Inc.	3,985,796	0.5
61,100		Gap, Inc.	1,597,154	0.2
138,200		Gentex Corp.	3,385,900	0.4
35,800		Guess ?, Inc.	1,118,750	0.1
29,000	@	Hyatt Hotels Corp.	1,238,880	0.2
77,000		Kohl’s Corp.	3,852,310	0.5
249,200	@	Liberty Media Corp. - Interactive - Class A	4,757,228	0.6
68,150	@	Madison Square Garden, Inc.	2,330,730	0.3
162,012		Marriott International, Inc.	6,132,154	0.8
177,900		Mattel, Inc.	5,988,114	0.8
110,600		McGraw-Hill Cos., Inc.	5,360,782	0.7
41,600		Men’s Wearhouse, Inc.	1,612,832	0.2
141,219	@	Michael Kors Holdings Ltd.	6,250,424	0.8
22,392	@	NetFlix, Inc.	2,575,976	0.3
97,600	@	New Oriental Education & Technology Group ADR	2,680,096	0.3
133,900		Omnicom Group	6,782,035	0.9
54,800	@	O’Reilly Automotive, Inc.	5,005,980	0.6
97,200	@,L	Pandora Media, Inc.	992,412	0.1
22,400	@	Panera Bread Co.	3,604,608	0.5
48,800		Petsmart, Inc.	2,792,336	0.3
127,700		Ross Stores, Inc.	7,419,370	0.9
82,800		Royal Caribbean Cruises Ltd.	2,436,804	0.3
112,600		Sotheby’s	4,429,684	0.6
101,000		Starwood Hotels & Resorts Worldwide, Inc.	5,697,410	0.7
12,700	L	Strayer Education, Inc.	1,197,356	0.1
48,400		Tiffany & Co.	3,345,892	0.4
82,150		Tim Hortons, Inc.	4,398,311	0.6
59,900	@	Toll Brothers, Inc.	1,437,001	0.2
22,000		Tractor Supply Co.	1,992,320	0.2
81,000	@	TRW Automotive Holdings Corp.	3,762,450	0.5
51,600	@	Urban Outfitters, Inc.	1,502,076	0.2
32,400	L	Weight Watchers International, Inc.	2,500,956	0.3
42,700		Williams-Sonoma, Inc.	1,600,396	0.2
27,700		Wynn Resorts Ltd.	3,459,176	0.4
			164,457,204	20.7
		Consumer Staples: 4.4%
120,700		Avon Products, Inc.	2,336,752	0.3
34,100		Beam, Inc.	1,997,237	0.2
37,700		Brown-Forman Corp.	3,143,803	0.4
30,000		Campbell Soup Co.	1,015,500	0.1
77,200		Church & Dwight Co., Inc.	3,797,468	0.5
20,500		Clorox Co.	1,409,375	0.2
90,900		Dr Pepper Snapple Group, Inc.	3,655,089	0.4
116,600		Flowers Foods, Inc.	2,375,142	0.3
41,700		Hershey Co.	2,557,461	0.3
16,600		JM Smucker Co.	1,350,576	0.2
13,000		Lorillard, Inc.	1,683,240	0.2
59,700		McCormick & Co., Inc.	3,249,471	0.4
19,200		Mead Johnson Nutrition Co.	1,583,616	0.2
63,900		Whole Foods Market, Inc.	5,316,480	0.7
			35,471,210	4.4
		Energy: 7.3%
94,800	@	Cameron International Corp.	5,008,284	0.6
28,100		Cimarex Energy Co.	2,120,707	0.3
49,400	@	Concho Resources, Inc.	5,042,752	0.6
31,100	@,L	Continental Resources, Inc.	2,669,002	0.3
31,800		Core Laboratories NV	4,183,926	0.5
32,600	L	Diamond Offshore Drilling	2,176,050	0.3
35,200	@	Dresser-Rand Group, Inc.	1,632,928	0.2
20,700	@	Dril-Quip, Inc.	1,345,914	0.2
61,700		EQT Corp.	2,974,557	0.4
97,200	@	FMC Technologies, Inc.	4,900,824	0.6
76,400	@	Kosmos Energy LLC	1,011,536	0.1
20,100		Lufkin Industries, Inc.	1,621,065	0.2
192,200	@	McDermott International, Inc.	2,462,082	0.3
118,900	@	Nabors Industries Ltd.	2,079,561	0.3
95,100		Oceaneering International, Inc.	5,124,939	0.7
123,300		Peabody Energy Corp.	3,570,768	0.5
63,700		QEP Resources, Inc.	1,942,850	0.2
85,100		Range Resources Corp.	4,947,714	0.6
37,900		SM Energy Co.	2,682,183	0.3
34,500	@	Southwestern Energy Co.	1,055,700	0.1
			58,553,342	7.3
		Financials: 6.8%
41,100	@	Arch Capital Group Ltd.	1,530,564	0.2
44,600		Axis Capital Holdings Ltd.	1,479,382	0.2
46,100		BankUnited, Inc.	1,152,500	0.1
92,200		Brown & Brown, Inc.	2,192,516	0.3
116,133		CBOE Holdings, Inc.	3,300,500	0.4
101,700		Fifth Third Bancorp.	1,428,885	0.2

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
127,413		First Horizon National Corp.	$1,322,547	0.2
117,000	@	Forest City Enterprises, Inc.	1,832,220	0.2
46,100	@,L	Green Dot Corp.	1,222,572	0.2
43,600		HCC Insurance Holdings, Inc.	1,359,012	0.2
39,600	@	IntercontinentalExchange, Inc.	5,441,832	0.7
62,900	@	Invesco Ltd.	1,677,543	0.2
67,700		Jones Lang LaSalle, Inc.	5,640,087	0.7
100,800		Lazard Ltd.	2,878,848	0.4
102,000		Moody’s Corp.	4,294,200	0.5
92,100	@	MSCI, Inc. - Class A	3,390,201	0.4
30,200		Northern Trust Corp.	1,432,990	0.2
40,200		Principal Financial Group, Inc.	1,186,302	0.1
18,500		RenaissanceRe Holdings Ltd.	1,401,005	0.2
23,300	@	SVB Financial Group	1,499,122	0.2
97,100		TCF Financial Corp.	1,154,519	0.1
110,000		TD Ameritrade Holding Corp.	2,171,400	0.3
69,600		Willis Group Holdings Ltd.	2,434,608	0.3
31,700		WR Berkley Corp.	1,145,004	0.1
56,800		Zions Bancorp.	1,218,928	0.2
			53,787,287	6.8
		Health Care: 13.4%
66,000	@	Alexion Pharmaceuticals, Inc.	6,128,760	0.8
86,900	@	Alkermes PLC	1,611,995	0.2
167,100	@	Allscripts Healthcare Solutions, Inc.	2,773,860	0.3
41,500	@	AMERIGROUP Corp.	2,792,120	0.3
170,800		AmerisourceBergen Corp.	6,777,344	0.8
105,200	@	Ariad Pharmaceuticals, Inc.	1,677,940	0.2
45,500	@	BioMarin Pharmaceuticals, Inc.	1,558,375	0.2
91,800	@	Bruker BioSciences Corp.	1,405,458	0.2
46,700	@	Catalyst Health Solutions, Inc.	2,976,191	0.4
38,800	@	Cerner Corp.	2,955,008	0.4
31,100		Cigna Corp.	1,531,675	0.2
56,800	@	Community Health Systems, Inc.	1,263,232	0.2
30,900	@	Covance, Inc.	1,471,767	0.2
53,800		CR Bard, Inc.	5,311,136	0.7
36,800	@	Cubist Pharmaceuticals, Inc.	1,591,600	0.2
50,100	@	DaVita, Inc.	4,517,517	0.6
79,300	@,L	Dendreon Corp.	844,941	0.1
74,200		Densply International, Inc.	2,977,646	0.4
17,900	@	Edwards Lifesciences Corp.	1,301,867	0.2
44,900	@	Henry Schein, Inc.	3,398,032	0.4
65,900	@	Hospira, Inc.	2,464,001	0.3
189,600	@,L	Human Genome Sciences, Inc.	1,562,304	0.2
26,900		Humana, Inc.	2,487,712	0.3
28,200	@	Idexx Laboratories, Inc.	2,466,090	0.3
192,800	@,L	Incyte Corp., Ltd.	3,721,040	0.5
1,600	@	Intuitive Surgical, Inc.	866,800	0.1
39,000	@	Laboratory Corp. of America Holdings	3,570,060	0.4
27,500	@	Life Technologies Corp.	1,342,550	0.2
38,100	@	Mednax, Inc.	2,833,497	0.4
18,300	@	Mettler Toledo International, Inc.	3,380,925	0.4
51,000	@	Myriad Genetics, Inc.	1,206,660	0.1
74,900		Quest Diagnostics	4,580,135	0.6
43,000	@	Regeneron Pharmaceuticals, Inc.	5,014,660	0.6
61,300	@	SXC Health Solutions Corp.	4,595,048	0.6
37,200	@	Thoratec Corp.	1,254,012	0.2
38,900		Universal Health Services, Inc.	1,630,299	0.2
47,800	@	Valeant Pharmaceuticals International, Inc.	2,566,382	0.3
27,500	@	Varian Medical Systems, Inc.	1,896,400	0.2
62,100	@	Vertex Pharmaceuticals, Inc.	2,546,721	0.3
16,900	@	Waters Corp.	1,565,954	0.2
			106,417,714	13.4
		Industrials: 15.9%
67,975		Ametek, Inc.	3,297,467	0.4
113,150	@	Babcock & Wilcox Co.	2,913,613	0.4
77,400		CH Robinson Worldwide, Inc.	5,068,926	0.6
29,500		Clarcor, Inc.	1,448,155	0.2
33,200	@	Clean Harbors, Inc.	2,235,356	0.3
87,300		Cooper Industries PLC	5,582,835	0.7
40,500		Copa Holdings S.A.	3,207,600	0.4
64,200	@	Copart, Inc.	1,673,694	0.2
13,800		Cummins, Inc.	1,656,552	0.2
76,800		Donaldson Co., Inc.	2,744,064	0.3
17,200		The Dun & Bradstreet Corp.	1,457,356	0.2
80,800		Embraer SA ADR	2,583,984	0.3
95,700		Expeditors International Washington, Inc.	4,451,007	0.6
62,900		Fastenal Co.	3,402,890	0.4
15,300		Flowserve Corp.	1,767,303	0.2
74,000		Fluor Corp.	4,442,960	0.6
92,500	@	Fortune Brands Home & Security, Inc.	2,041,475	0.3
42,300	@	General Cable Corp.	1,230,084	0.2
33,300		Graco, Inc.	1,766,898	0.2
89,900	@	Hertz Global Holdings, Inc.	1,352,096	0.2
43,800		Hubbell, Inc.	3,441,804	0.4
32,100		IDEX Corp.	1,352,373	0.2
22,400	@	IHS, Inc.	2,097,760	0.3
66,400	@	II-VI, Inc.	1,570,360	0.2
49,300		JB Hunt Transport Services, Inc.	2,680,441	0.3
50,100		Joy Global, Inc.	3,682,350	0.5
74,900	@	Kansas City Southern	5,369,581	0.7

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
59,100		Landstar System, Inc.	$3,411,252	0.4
87,000		Manpower, Inc.	4,121,190	0.5
25,100		Paccar, Inc.	1,175,433	0.1
59,000		Pall Corp.	3,518,170	0.4
62,800	@	Quanta Services, Inc.	1,312,520	0.2
4,200	@	Rexnord Corp.	88,156	0.0
40,600	L	Ritchie Brothers Auctioneers, Inc.	964,656	0.1
72,800		Robert Half International, Inc.	2,205,840	0.3
47,200		Roper Industries, Inc.	4,680,352	0.6
103,400		Skywest, Inc.	1,142,570	0.1
266,300		Southwest Airlines Co.	2,194,312	0.3
80,800	@	Spirit Aerosystems Holdings, Inc.	1,976,368	0.2
18,500	@	Stericycle, Inc.	1,547,340	0.2
57,700	@	Terex Corp.	1,298,250	0.2
19,800	@	TransDigm Group, Inc.	2,292,048	0.3
33,200		Valmont Industries, Inc.	3,898,012	0.5
54,600	@	Verisk Analytics, Inc.	2,564,562	0.3
50,300	@	WABCO Holdings, Inc.	3,042,144	0.4
32,500		Wabtec Corp.	2,449,525	0.3
92,500		Waste Connections, Inc.	3,009,025	0.4
22,300		WW Grainger, Inc.	4,790,263	0.6
			126,200,972	15.9
		Information Technology: 22.2%
57,000	@	Acme Packet, Inc.	1,568,640	0.2
139,100		Altera Corp.	5,538,962	0.7
72,200		Amphenol Corp.	4,315,394	0.5
119,200		Analog Devices, Inc.	4,815,680	0.6
62,000	@	Ansys, Inc.	4,031,240	0.5
80,400	@	Ariba, Inc.	2,629,884	0.3
119,400		ARM Holdings PLC ADR	3,377,826	0.4
145,000	@	Aruba Networks, Inc.	3,230,600	0.4
425,800	@	Atmel Corp.	4,198,388	0.5
127,500	@	Autodesk, Inc.	5,395,800	0.7
51,000	@	Check Point Software Technologies	3,255,840	0.4
79,900	@	Ciena Corp.	1,293,581	0.2
29,400	@	Citrix Systems, Inc.	2,319,954	0.3
31,800	@	Commvault Systems, Inc.	1,578,552	0.2
64,900	@	Concur Technologies, Inc.	3,723,962	0.5
318,224	@,X	Coupon.com	1,748,116	0.2
10,500	@	Equinix, Inc.	1,653,225	0.2
17,200	@	F5 Networks, Inc.	2,321,312	0.3
17,000		Factset Research Systems, Inc.	1,683,680	0.2
92,200	@	Fortinet, Inc.	2,549,330	0.3
100,700	@	Gartner, Inc.	4,293,848	0.5
84,800	@	Genpact Ltd.	1,382,240	0.2
21,100	@,L	Groupon, Inc.	387,818	0.1
233,880	@,X	Groupon, Inc. - Class A	4,083,778	0.5
60,000	@	Informatica Corp.	3,174,000	0.4
69,200		Intersil Corp.	775,040	0.1
84,800		Intuit, Inc.	5,099,024	0.6
18,000	@	Itron, Inc.	817,380	0.1
83,200		Jabil Circuit, Inc.	2,089,984	0.3
187,000	@	JDS Uniphase Corp.	2,709,630	0.3
96,300	@	Juniper Networks, Inc.	2,203,344	0.3
30,400		KLA-Tencor Corp.	1,654,368	0.2
82,500	@	Lam Research Corp.	3,681,150	0.5
126,300		Linear Technology Corp.	4,256,310	0.5
194,300	@	Marvell Technology Group Ltd.	3,056,339	0.4
79,700	L	Microchip Technology, Inc.	2,964,840	0.4
40,900	@	Micros Systems, Inc.	2,261,361	0.3
62,400		National Instruments Corp.	1,779,648	0.2
30,500	@	NetApp, Inc.	1,365,485	0.2
243,000	@	Nuance Communications, Inc.	6,215,940	0.8
256,600	@	Nvidia Corp.	3,949,074	0.5
157,800	@	ON Semiconductor Corp.	1,421,778	0.2
56,500		Paychex, Inc.	1,750,935	0.2
32,600	@	Rackspace Hosting, Inc.	1,883,954	0.2
107,000	@	Red Hat, Inc.	6,408,230	0.8
48,000	@	Riverbed Technolgoy, Inc.	1,347,840	0.2
66,500	@	Rovi Corp.	2,164,575	0.3
14,400	@	Salesforce.com, Inc.	2,224,944	0.3
33,100	@	Sandisk Corp.	1,641,429	0.2
80,800	@	Silicon Laboratories, Inc.	3,474,400	0.4
43,400	@,L	Sina Corp.	2,821,000	0.4
98,100	@	Skyworks Solutions, Inc.	2,712,465	0.3
36,600		Solera Holdings, Inc.	1,679,574	0.2
62,600	@	Teradata Corp.	4,266,190	0.5
150,000	@	TIBCO Software, Inc.	4,575,000	0.6
102,600	@	Trimble Navigation Ltd.	5,583,492	0.7
161,300	@	Vantiv, Inc.	3,166,319	0.4
212,100		Western Union Co.	3,732,960	0.5
128,900		Xilinx, Inc.	4,695,827	0.6
32,800	@	Zebra Technologies Corp.	1,350,704	0.2
			176,332,183	22.2
		Materials: 6.9%
24,300		Agnico-Eagle Mines Ltd.	811,134	0.1
15,400		Air Products & Chemicals, Inc.	1,413,720	0.2
22,000		Albemarle Corp.	1,406,240	0.2
86,500		Ball Corp.	3,709,120	0.5
36,900		Carpenter Technology Corp.	1,927,287	0.2
22,600		CF Industries Holdings, Inc.	4,127,890	0.5
43,400		Cliffs Natural Resources, Inc.	3,005,884	0.4
83,600		Compass Minerals International, Inc.	5,997,464	0.8
195,200		Eldorado Gold Corp.	2,682,048	0.3
136,300		HudBay Minerals, Inc.	1,493,848	0.2
184,100	@	Osisko Mining Corp.	2,131,878	0.3
32,900		PPG Industries, Inc.	3,151,820	0.4
91,200	@	Rockwood Holdings, Inc.	4,756,080	0.6
58,300		Sherwin-Williams Co.	6,335,461	0.8
21,200		Sigma-Aldrich Corp.	1,548,872	0.2
53,000		Sociedad Quimica y Minera de Chile SA ADR	3,109,510	0.4
78,700	@	Stillwater Mining Co.	994,768	0.1
47,900		Ternium SA ADR	1,134,272	0.1

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
28,500	L	United States Steel Corp.	$837,045	0.1
34,200		Vulcan Materials Co.	1,461,366	0.2
43,700		Walter Industries, Inc.	2,587,477	0.3
			54,623,184	6.9
		Telecommunications: 1.6%
135,200	@	Crown Castle International Corp.	7,211,568	0.9
34,600	@	NII Holdings, Inc.	633,526	0.1
93,450	@	SBA Communications Corp.	4,748,195	0.6
			12,593,289	1.6
		Utilities: 0.4%
178,800	@	Calpine Corp.	3,077,148	0.4
		Total Common Stock (Cost $626,360,209)	791,513,533	99.6
PREFERRED STOCK: 0.2%
		Energy: 0.1%
13	@	Halcon Resources Corp.	1,167,341	0.1
		Information Technology: 0.1%
32,539	@	Workday, Inc.	431,467	0.1
		Total Preferred Stock (Cost $1,610,467)	1,598,808	0.2
		Total Long-Term Investments (Cost $627,970,676)	793,112,341	99.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
		Securities Lending Collateral(cc)(1): 3.4%
6,429,424		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $6,429,519, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $6,558,013, due 03/01/18-04/15/43)	$6,429,424	0.8
6,429,424		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $6,429,530, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $6,558,012, due 07/19/12-04/01/42)	6,429,424	0.8
1,353,563		Mizuho Securities USA Inc., Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $1,353,585, collateralized by various U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $1,380,634, due 10/01/13-06/25/43)	1,353,563	0.2
6,429,424		Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $6,429,514, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $6,558,013, due 01/15/13-04/01/42)	6,429,424	0.8
6,429,424		UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $6,429,503, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $6,558,013, due 12/01/17-04/01/42)	6,429,424	0.8
			27,071,259	3.4

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
1,150,276	T. Rowe Price Reserve Investment Fund (Cost $1,150,276)	$1,150,276	0.1
	Total Short-Term Investments (Cost $28,221,535)	28,221,535	3.5

	Total Investments in Securities (Cost $656,192,211)	$821,333,876	103.3
	Liabilities in Excess of Other Assets	(26,083,845)	(3.3)
	Net Assets	$795,250,031	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
Cost for federal income tax purposes is $656,487,607.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$205,983,303
	Gross Unrealized Depreciation	(41,137,034)
	Net Unrealized Appreciation	$164,846,269

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$158,206,780	$6,250,424	$—	$164,457,204
Consumer Staples	35,471,210	—	—	35,471,210
Energy	58,553,342	—	—	58,553,342
Financials	53,787,287	—	—	53,787,287
Health Care	106,417,714	—	—	106,417,714
Industrials	126,200,972	—	—	126,200,972
Information Technology	170,500,289	4,083,778	1,748,116	176,332,183
Materials	51,513,674	3,109,510	—	54,623,184
Telecommunications	12,593,289	—	—	12,593,289
Utilities	3,077,148	—	—	3,077,148
Total Common Stock	776,321,705	13,443,712	1,748,116	791,513,533
Preferred Stock	—	1,598,808	—	1,598,808
Short-Term Investments	$1,150,276	$27,071,259	$—	$28,221,535
Total Investments, at value	$777,471,981	$42,113,779	$1,748,116	$821,333,876

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

	Beginning Balance on 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 3/31/2012
Asset Table
Investments, at value
Common Stock	$1,748,116	$—	$—	$—	$—	$—	$—	$—	$1,748,116
Preferred Stock	—	—	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—	—	—
Total Investments, at value	$1,748,116	$—	$—	$—	$—	$—	$—	$—	$1,748,116

As of March 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $—.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 21.2%
174,000	@	Amazon.com, Inc.	$35,236,740	3.0
16,800	@	Autozone, Inc.	6,246,240	0.5
215,400	@	Carmax, Inc.	7,463,610	0.6
142,862		Carnival PLC	4,565,706	0.4
25,200	@	Chipotle Mexican Grill, Inc.	10,533,600	0.9
57,700		Coach, Inc.	4,459,056	0.4
126,300	@,L	Ctrip.com International Ltd. ADR	2,733,132	0.2
49,200	@	Discovery Communications, Inc. - Class A	2,489,520	0.2
143,000		D.R. Horton, Inc.	2,169,310	0.2
49,504	@	Fossil, Inc.	6,533,538	0.6
104,200		Harley-Davidson, Inc.	5,114,136	0.4
58,700		Home Depot, Inc.	2,953,197	0.3
118,500		Johnson Controls, Inc.	3,848,880	0.3
211,400		Las Vegas Sands Corp.	12,170,298	1.0
94,600	L	Lennar Corp.	2,571,228	0.2
211,500	@	Liberty Media Corp. - Interactive - Class A	4,037,535	0.3
108,100		Lowe’s Cos., Inc.	3,392,178	0.3
272,011		Marriott International, Inc.	10,295,616	0.9
129,900	@	MGM Resorts International	1,769,238	0.2
66,100	@	Michael Kors Holdings Ltd.	3,079,599	0.3
129,500		Nike, Inc.	14,042,980	1.2
3,200	@	NVR, Inc.	2,324,256	0.2
765,500	@,L	Prada SpA	4,977,804	0.4
49,559	@	Priceline.com, Inc.	35,558,583	3.0
41,900		Ralph Lauren Corp.	7,304,427	0.6
107,800		Ross Stores, Inc.	6,263,180	0.5
411,700		Starbucks Corp.	23,009,913	1.9
133,900		Starwood Hotels & Resorts Worldwide, Inc.	7,553,299	0.6
208,000		Walt Disney Co.	9,106,240	0.8
132,900		Yum! Brands, Inc.	9,459,822	0.8
			251,262,861	21.2
		Consumer Staples: 2.1%
93,700		Costco Wholesale Corp.	8,507,960	0.7
173,000		CVS Caremark Corp.	7,750,400	0.6
72,800	@	Monster Beverage Corp.	4,520,152	0.4
51,900		Whole Foods Market, Inc.	4,318,080	0.4
			25,096,592	2.1
		Energy: 5.9%
134,600	@	Cameron International Corp.	7,110,918	0.6
35,600		Cimarex Energy Co.	2,686,732	0.2
63,200	@,L	Continental Resources, Inc.	5,423,824	0.5
103,600		EOG Resources, Inc.	11,509,960	1.0
221,200	@	FMC Technologies, Inc.	11,152,904	0.9
225,700	@	McDermott International, Inc.	2,891,217	0.3
113,900		Occidental Petroleum Corp.	10,846,697	0.9
176,100		Schlumberger Ltd.	12,314,673	1.0
188,100		Williams Cos., Inc.	5,795,361	0.5
			69,732,286	5.9
		Financials: 5.7%
267,900		American Express Co.	15,500,694	1.3
354,200		American Tower Corp.	22,321,684	1.9
89,908		Franklin Resources, Inc.	11,151,290	0.9
37,600	@	IntercontinentalExchange, Inc.	5,166,992	0.4
348,100	@	Invesco Ltd.	9,283,827	0.8
134,600		US Bancorp.	4,264,128	0.4
			67,688,615	5.7
		Health Care: 6.4%
73,000	@	Alexion Pharmaceuticals, Inc.	6,778,780	0.6
49,400		Allergan, Inc.	4,714,242	0.4
61,100		Baxter International, Inc.	3,652,558	0.3
57,800	@	Biogen Idec, Inc.	7,281,066	0.6
70,758	@	Celgene Corp.	5,485,160	0.5
23,300		Covidien PLC	1,274,044	0.1
57,500	@	Edwards Lifesciences Corp.	4,181,975	0.3
185,700	@	Express Scripts, Inc.	10,061,226	0.8
118,600	@	Gilead Sciences, Inc.	5,793,610	0.5
227,100	@,L	Human Genome Sciences, Inc.	1,871,304	0.2
139,100		McKesson Corp.	12,208,807	1.0
19,800	@	Regeneron Pharmaceuticals, Inc.	2,309,076	0.2
98,700		Stryker Corp.	5,475,876	0.5
100,700	@	Valeant Pharmaceuticals International, Inc.	5,406,583	0.4
			76,494,307	6.4
		Industrials: 14.0%
108,500	@	Babcock & Wilcox Co.	2,793,875	0.2
109,200		Boeing Co.	8,121,204	0.7
28,900		Caterpillar, Inc.	3,078,428	0.3
51,400		Cummins, Inc.	6,170,056	0.5
595,800		Danaher Corp.	33,364,800	2.8
54,700		Deere & Co.	4,425,230	0.4
86,600		Expeditors International Washington, Inc.	4,027,766	0.3
331,500		Fastenal Co.	17,934,150	1.5
198,900		FedEx Corp.	18,290,844	1.6
32,800		Fluor Corp.	1,969,312	0.2
94,600		JB Hunt Transport Services, Inc.	5,143,402	0.4
31,000		Joy Global, Inc.	2,278,500	0.2
87,200	@	Kansas City Southern	6,251,368	0.5
111,300		Precision Castparts Corp.	19,243,770	1.6
55,400		Roper Industries, Inc.	5,493,464	0.5
99,900		Union Pacific Corp.	10,737,252	0.9
145,000		United Parcel Service, Inc. - Class B	11,704,400	1.0
21,100		WW Grainger, Inc.	4,532,491	0.4
			165,560,312	14.0
		Information Technology: 38.0%
199,600		Accenture PLC	12,874,200	1.1

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
178,300	@	Akamai Technologies, Inc.	$6,543,610	0.6
220,500	@	Apple, Inc.	132,183,135	11.2
126,300	@	Autodesk, Inc.	5,345,016	0.4
178,300	@	Baidu.com ADR	25,990,791	2.2
243,100		Broadcom Corp.	9,553,830	0.8
80,600	@	Check Point Software Technologies	5,145,504	0.4
412,500	@	eBay, Inc.	15,217,125	1.3
288,000	@	EMC Corp.	8,605,440	0.7
279,291	@,X	Facebook, Inc.	8,699,105	0.7
72,550	@	Google, Inc. - Class A	46,521,962	3.9
38,400	@,L	Groupon, Inc.	705,792	0.1
252,012	@,X	Groupon, Inc. - Class A	4,400,382	0.4
108,100	@	Informatica Corp.	5,718,490	0.5
537,700	@	Juniper Networks, Inc.	12,302,576	1.0
79,000	@	LinkedIn Corp.	8,057,210	0.7
84,501	@	LivingSocial.com	450,221	0.1
74,900		Mastercard, Inc.	31,498,446	2.7
130,100	@	NetApp, Inc.	5,824,577	0.5
213,406	@	Nuance Communications, Inc.	5,458,925	0.5
504,800		Qualcomm, Inc.	34,336,496	2.9
126,900	@	Red Hat, Inc.	7,600,041	0.6
43,916	@	Salesforce.com, Inc.	6,785,461	0.6
83,200	@	Sandisk Corp.	4,125,888	0.3
348,600		Tencent Holdings Ltd.	9,730,987	0.8
101,100	@	Teradata Corp.	6,889,965	0.6
106,400	@	Trimble Navigation Ltd.	5,790,288	0.5
44,243	@,X	Twitter, Inc.	707,888	0.1
72,209	@,X	Twitter, Inc.	1,155,344	0.1
115	@,X	Twitter, Inc. - Series A	1,840	0.0
1,793	@,X	Twitter, Inc. - Series B	28,688	0.0
32,286	@	Twitter, Inc. - Series B	516,576	0.0
460	@,X	Twitter, Inc. - Series C	7,360	0.0
8,758	@	Twitter, Inc. - Series C	140,128	0.0
16,982	@,X	Twitter, Inc. - Series D	271,712	0.0
5,817	@	Twitter, Inc. - Series F	93,072	0.0
153,700		Visa, Inc.	18,136,600	1.5
189,420	@	Zynga, Inc. - Class B	2,366,329	0.2
			449,781,000	38.0
		Materials: 3.1%
19,400		Air Products & Chemicals, Inc.	1,780,920	0.2
51,800		Potash Corp. of Saskatchewan	2,366,742	0.2
219,700		Praxair, Inc.	25,186,408	2.1
67,500		Sherwin-Williams Co.	7,335,225	0.6
			36,669,295	3.1
		Telecommunications: 2.2%
497,612	@	Crown Castle International Corp.	26,542,624	2.2
		Total Common Stock (Cost $773,821,066)	1,168,827,892	98.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
		Securities Lending Collateral(cc)(1): 1.5%
4,212,594		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $4,212,656, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $4,296,846, due 03/01/18-04/15/43)	$4,212,594	0.4
4,212,594		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $4,212,663, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $4,296,846, due 07/19/12-04/01/42)	4,212,594	0.3
886,861		Mizuho Securities USA Inc., Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $886,876, collateralized by various U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $904,598, due 10/01/13-06/25/43)	886,861	0.1
4,212,594		Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $4,212,653, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $4,296,846, due 01/15/13-04/01/42)	4,212,594	0.3

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(cc)(1) (continued)
4,212,594	UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $4,212,646, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $4,296,846, due 12/01/17-04/01/42)	$4,212,594	0.4
		17,737,237	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
11,634,864	T. Rowe Price Reserve Investment Fund (Cost $11,634,864)	$11,634,864	1.0
	Total Short-Term Investments (Cost $29,372,101)	29,372,101	2.5

	Total Investments in Securities (Cost $803,193,167)	$1,198,199,993	101.1
	Liabilities in Excess of Other Assets	(13,570,179)	(1.1)
	Net Assets	$1,184,629,814	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
Cost for federal income tax purposes is $807,485,474.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$409,373,476
	Gross Unrealized Depreciation	(18,658,957)
	Net Unrealized Appreciation	$390,714,519

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$241,719,351	$9,543,510	$—	$251,262,861
Consumer Staples	25,096,592	—	—	25,096,592
Energy	69,732,286	—	—	69,732,286
Financials	67,688,615	—	—	67,688,615
Health Care	76,494,307	—	—	76,494,307
Industrials	165,560,312	—	—	165,560,312
Information Technology	421,211,368	19,870,527	8,699,105	449,781,000
Materials	36,669,295	—	—	36,669,295
Telecommunications	26,542,624	—	—	26,542,624
Total Common Stock	1,130,714,750	29,414,037	8,699,105	1,168,827,892
Short-Term Investments	11,634,864	17,737,237	—	29,372,101
Total Investments, at value	$1,142,349,614	$47,151,274	$8,699,105	$1,198,199,993

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

	Beginning Balance on 12/31/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 3/31/2012
Asset Table
Investments, at value
Common Stock	$8,699,105	$—	$—	$—	$—	$—	$—	$—	$8,699,105
Preferred Stock	1,693,320	—	(2,657,395)	—	—	964,075	—	—	—
Warrants	—	—	—	—	—	—	—	—	—
Total Investments, at value	$10,392,425	$—	$(2,657,395)	$—	$—	$964,075	$—	$—	$8,699,105

As of March 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $—.

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.9%
		Austria: 0.3%
159,536		Telekom Austria AG	$1,858,559	0.3
		Brazil: 1.4%
206,834		Petroleo Brasileiro SA ADR	5,493,511	1.0
100,920		Vale SA ADR	2,289,875	0.4
			7,783,386	1.4
		Canada: 1.9%
137,400		Husky Energy, Inc.	3,496,127	0.6
596,300		Talisman Energy, Inc.	7,496,719	1.3
			10,992,846	1.9
		China: 6.4%
1,833,000		China Life Insurance Co., Ltd.	4,760,935	0.8
795,000		China Mobile Ltd.	8,754,205	1.6
22,294,000		China Telecom Corp., Ltd.	12,302,167	2.2
1,987,570		Citic Pacific Ltd.	3,351,177	0.6
13,026,153		Shanghai Electric Group Co., Ltd.	6,648,141	1.2
			35,816,625	6.4
		Denmark: 0.2%
119,830	@	Vestas Wind Systems A/S	1,218,732	0.2
		France: 8.9%
79,980		Alstom	3,121,746	0.5
476,931		AXA S.A.	7,914,663	1.4
110,730		Cie Generale des Etablissements Michelin	8,248,897	1.5
446,220		France Telecom S.A.	6,617,865	1.2
130,246		Gaz de France	3,366,680	0.6
155,898		Sanofi-Aventis	12,096,426	2.1
172,448		Total S.A.	8,808,616	1.6
			50,174,893	8.9
		Germany: 11.1%
393,350		Deutsche Post AG	7,571,605	1.3
241,782		E.ON AG	5,792,410	1.0
1,029,094		Infineon Technologies AG	10,517,794	1.9
76,740		Merck KGaA	8,492,088	1.5
46,660		Muenchener Rueckversicherungs AG	7,036,414	1.3
193,706		SAP AG	13,529,598	2.4
96,313		Siemens AG	9,712,645	1.7
			62,652,554	11.1
		Hong Kong: 3.8%
2,414,500		AIA Group Ltd.	8,863,915	1.6
273,700		Cheung Kong Holdings Ltd. ADR ADR	3,519,782	0.7
415,000		Hutchison Whampoa Ltd.	4,149,997	0.7
361,500		Swire Pacific Ltd.	4,051,893	0.7
253,050		Swire Properties Ltd.	628,914	0.1
			21,214,501	3.8
		India: 3.2%
799,122		Housing Development Finance Corp.	10,564,381	1.9
218,930		ICICI Bank Ltd. ADR	7,634,089	1.3
			18,198,470	3.2
		Italy: 3.5%
387,065		ENI S.p.A.	9,070,976	1.6
2,886,446		Intesa Sanpaolo S.p.A.	5,173,679	0.9
1,076,290		UniCredit SpA	5,389,902	1.0
			19,634,557	3.5
		Japan: 2.0%
589,400		Itochu Corp.	6,457,958	1.2
107,500		Toyota Motor Corp.	4,677,551	0.8
			11,135,509	2.0
		Netherlands: 7.6%
93,000		Akzo Nobel NV	5,493,564	1.0
111,010		Randstad Holdings NV	4,194,053	0.7
348,450		Royal Dutch Shell PLC - Class B	12,271,407	2.2
357,255		Koninklijke Philips Electronics NV	7,250,876	1.3
272,512		SBM Offshore NV	5,575,772	1.0
237,050		Unilever NV	8,065,528	1.4
			42,851,200	7.6
		Norway: 4.4%
428,280		Statoil ASA	11,624,426	2.1
715,540		Telenor ASA	13,283,431	2.3
			24,907,857	4.4
		Portugal: 0.6%
580,950		Portugal Telecom SGPS S.A.	3,156,194	0.6
		Singapore: 3.5%
1,154,500		DBS Group Holdings Ltd.	13,045,225	2.3
2,728,000		Singapore Telecommunications Ltd.	6,848,514	1.2
			19,893,739	3.5
		South Korea: 5.7%
145,608		KB Financial Group, Inc. ADR	5,343,813	0.9
105,784		LG Electronics, Inc.	7,754,385	1.4
16,884		Posco	5,661,855	1.0
23,853		Samsung Electronics Co., Ltd. GDR	13,469,334	2.4
			32,229,387	5.7
		Spain: 3.3%
864,382		Banco Santander Central Hispano S.A.	6,647,178	1.2
135,271		Repsol YPF S.A.	3,400,505	0.6
531,199		Telefonica S.A.	8,715,161	1.5
			18,762,844	3.3
		Sweden: 1.4%
744,650		Telefonaktiebolaget LM Ericsson	7,705,200	1.4
		Switzerland: 8.0%
99,019		Adecco S.A.	5,186,230	0.9

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Switzerland: (continued)
83,700		Credit Suisse Group	$2,385,591	0.4
109,270		Nestle S.A.	6,874,894	1.2
92,996		Novartis AG	5,148,042	0.9
59,950		Roche Holding AG - Genusschein	10,433,120	1.9
183,721		Swiss Re Ltd.	11,732,370	2.1
222,812		UBS AG - Reg	3,122,658	0.6
			44,882,905	8.0
		Taiwan: 2.3%
626,784		Compal Electronics, Inc. GDR	3,525,284	0.6
195,316		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,984,428	0.5
2,305,251		Taiwan Semiconductor Manufacturing Co., Ltd.	6,627,542	1.2
			13,137,254	2.3
		United Kingdom: 15.9%
976,480		Aviva PLC	5,182,921	0.9
1,533,120		BAE Systems PLC	7,358,032	1.3
931,060		BP PLC	6,933,818	1.2
233,610		CRH PLC	4,786,162	0.9
544,857		GlaxoSmithKline PLC	12,180,636	2.2
846,400		HSBC Holdings PLC	7,507,575	1.3
1,509,100	@	International Consolidated Airlines Group SA	4,317,501	0.8
1,598,725		Kingfisher PLC	7,843,830	1.4
988,660		Marks & Spencer Group PLC	5,991,605	1.1
437,720		Rolls-Royce Holdings PLC	5,686,363	1.0
229,268		Standard Chartered PLC	5,725,160	1.0
1,051,970		Tesco PLC	5,552,278	1.0
3,777,936		Vodafone Group PLC	10,420,770	1.8
			89,486,651	15.9
		United States: 0.5%
43,930		PartnerRe Ltd.	2,982,408	0.5
		Total Common Stock
		(Cost $545,688,341)	540,676,271	95.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
		U.S. Government Agency Obligations: 2.5%
14,000,000	Z	Federal Home Loan Bank Discount Notes, 04/02/12
		(Cost $13,999,999)	$13,999,999	2.5
		Total Short-Term Investments
		(Cost $13,999,999)	13,999,999	2.5
		Total Investments in Securities (Cost $559,688,340)	$554,676,270	98.4
		Assets in Excess of Other Liabilities	9,182,299	1.6
		Net Assets	$563,858,569	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is $562,183,570.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$72,886,637
		Gross Unrealized Depreciation	(80,393,937)
		Net Unrealized Depreciation	$(7,507,300)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	6.2%
Consumer Staples	3.6
Energy	13.2
Financials	22.9
Health Care	8.6
Industrials	13.4
Information Technology	10.4
Materials	3.3
Telecommunications	12.7
Utilities	1.6
Short-Term Investments	2.5
Assets in Excess of Other Liabilities	1.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Austria	$—	$1,858,559	$—	$1,858,559
Brazil	7,783,386	—	—	7,783,386
Canada	10,992,846	—	—	10,992,846
China	—	35,816,625	—	35,816,625
Denmark	—	1,218,732	—	1,218,732
France	—	50,174,893	—	50,174,893
Germany	—	62,652,554	—	62,652,554
Hong Kong	4,148,696	17,065,805	—	21,214,501
India	7,634,089	10,564,381	—	18,198,470
Italy	—	19,634,557	—	19,634,557
Japan	—	11,135,509	—	11,135,509
Netherlands	—	42,851,200	—	42,851,200
Norway	—	24,907,857	—	24,907,857
Portugal	—	3,156,194	—	3,156,194
Singapore	—	19,893,739	—	19,893,739
South Korea	5,343,813	26,885,574	—	32,229,387
Spain	—	18,762,844	—	18,762,844
Sweden	—	7,705,200	—	7,705,200
Switzerland	—	44,882,905	—	44,882,905
Taiwan	6,509,712	6,627,542	—	13,137,254
United Kingdom	—	89,486,651	—	89,486,651
United States	2,982,408	—	—	2,982,408
Total Common Stock	45,394,950	495,281,321	—	540,676,271
Short-Term Investments	—	13,999,999	—	13,999,999
Total Investments, at value	$45,394,950	$509,281,320	$—	$554,676,270

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Consumer Discretionary: 14.7%
219,700		Best Buy Co., Inc.	$5,202,496	2.1
42,700	@	Delphi Automotive PLC	1,349,320	0.5
282,500		Gap, Inc.	7,384,550	3.0
106,396	@	Life Time Fitness, Inc.	5,380,446	2.2
934,600	@	Office Depot, Inc.	3,224,370	1.3
293,500	@	OfficeMax, Inc.	1,678,820	0.7
342,800	@	Pulte Homes, Inc.	3,033,780	1.2
572,200		Staples, Inc.	9,258,196	3.7
			36,511,978	14.7
		Energy: 13.3%
130,000	@	Alpha Natural Resources, Inc.	1,977,300	0.8
50,192		Apache Corp.	5,041,284	2.0
568,200	@	Bankers Petroleum Ltd.	2,346,969	0.9
86,000		ExxonMobil Corp.	7,458,780	3.0
1,540		Inpex Holdings, Inc.	10,471,249	4.2
744,842	@	SandRidge Energy, Inc.	5,832,113	2.4
			33,127,695	13.3
		Financials: 20.3%
539,400		Bank of America Corp.	5,162,058	2.1
665,300		Charles Schwab Corp.	9,560,361	3.8
148,100		Citigroup, Inc.	5,413,055	2.2
711,200	@	Genworth Financial, Inc.	5,917,184	2.4
382,300		Hartford Financial Services Group, Inc.	8,058,884	3.2
138,935		JPMorgan Chase & Co.	6,388,231	2.6
265,600		Metlife, Inc.	9,920,160	4.0
			50,419,933	20.3
		Health Care: 14.8%
194,044	@	Alere, Inc.	5,047,084	2.0
206,965	@	Community Health Systems, Inc.	4,602,902	1.8
216,981	@	Gilead Sciences, Inc.	10,599,522	4.3
175,277		Thermo Fisher Scientific, Inc.	9,882,117	4.0
97,375	@	Varian Medical Systems, Inc.	6,714,980	2.7
			36,846,605	14.8
		Industrials: 1.2%
128,000	@	Oshkosh Truck Corp.	2,965,760	1.2
		Information Technology: 18.5%
183,129	@	Amdocs Ltd.	5,783,214	2.3
10,500	@	Apple, Inc.	6,294,435	2.5
188,897	@	Dell, Inc.	3,135,690	1.3
15,731	@	Google, Inc. - Class A	10,087,347	4.1
124,499	@	Juniper Networks, Inc.	2,848,537	1.2
1,126,302	@	MEMC Electronic Materials, Inc.	4,065,950	1.6
126,674		Microsoft Corp.	4,085,237	1.6
302,638	@	ON Semiconductor Corp.	2,726,768	1.1
458,900	@	Yahoo!, Inc.	6,984,458	2.8
			46,011,636	18.5
		Materials: 6.2%
774,800	L	Tokyo Steel Manufacturing Co., Ltd.	6,909,409	2.8
290,837	L	United States Steel Corp.	8,541,883	3.4
			15,451,292	6.2
		Telecommunications: 6.8%
803	L	KDDI Corp.	5,224,758	2.1
246,402	@	Level 3 Communications, Inc.	6,339,924	2.6
177,930		Softbank Corp.	5,297,184	2.1
			16,861,866	6.8
		Total Common Stock
		(Cost $228,568,806)	238,196,765	95.8

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.6%
	Telecommunication Services: 0.6%
891,000	Level 3 Communications, Inc., 6.500%, 10/01/16	$1,430,055	0.6
	Total Corporate Bonds/Notes
	(Cost $891,000)	1,430,055	0.6
	Total Long-Term Investments
	(Cost $229,459,806)	239,626,820	96.4

SHORT-TERM INVESTMENTS: 9.8%
	Securities Lending Collateral(cc)(1): 7.2%
4,247,294	Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $4,247,357, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $4,332,240, due 03/01/18-04/15/43)	4,247,294	1.7
4,247,294	Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $4,247,364, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $4,332,240, due 07/19/12-04/01/42)	4,247,294	1.7

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of March 31, 2012 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
894,167	Mizuho Securities USA Inc., Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $894,182, collateralized by various U.S. Government Agency Obligations, 0.000%-11.000%, Market Value plus accrued interest $912,050, due 10/01/13-06/25/43)	$894,167	0.4
4,247,294	Morgan Stanley, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $4,247,353, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $4,332,240, due 01/15/13-04/01/42)	4,247,294	1.7
4,247,294	UBS Warburg LLC, Repurchase Agreement dated 03/30/12, 0.15%, due 04/02/12 (Repurchase Amount $4,247,346, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $4,332,240, due 12/01/17-04/01/42)	4,247,294	1.7
		17,883,343	7.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.6%
6,415,781		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $6,415,781)	$6,415,781	2.6
		Total Short-Term Investments
		(Cost $24,299,124)	24,299,124	9.8
		Total Investments in Securities (Cost $253,758,930)	$263,925,944	106.2
		Liabilities in Excess of Other Assets	(15,428,369)	(6.2)
		Net Assets	$248,497,575	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $255,714,367.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$29,648,505
		Gross Unrealized Depreciation	(21,436,928)
		Net Unrealized Appreciation	$8,211,577

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$36,511,978	$—	$—	$36,511,978
Energy	22,656,446	10,471,249	—	33,127,695
Financials	50,419,933	—	—	50,419,933
Health Care	36,846,605	—	—	36,846,605
Industrials	2,965,760	—	—	2,965,760
Information Technology	46,011,636	—	—	46,011,636
Materials	8,541,883	6,909,409	—	15,451,292
Telecommunications	6,339,924	10,521,942	—	16,861,866
Total Common Stock	210,294,165	27,902,600	—	238,196,765
Corporate Bonds/Notes	—	1,430,055	—	1,430,055
Short-Term Investments	6,415,781	17,883,343	—	24,299,124
Total Investments, at value	$216,709,946	$47,215,998	$—	$263,925,944

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 14.7%
10,900	@	Amazon.com, Inc.	$2,207,359	1.4
32,700		Coach, Inc.	2,527,056	1.6
126,300		Comcast Corp. — Class A	3,790,263	2.4
81,900	@	General Motors Co.	2,100,735	1.3
41,700		Johnson Controls, Inc.	1,354,416	0.8
44,400		Kohl’s Corp.	2,221,332	1.4
38,800		Macy’s, Inc.	1,541,524	1.0
6,100		Ralph Lauren Corp.	1,063,413	0.7
28,400		Starbucks Corp.	1,587,276	1.0
81,400		Time Warner, Inc.	3,072,850	1.9
38,700		Viacom - Class B	1,836,702	1.2
			23,302,926	14.7
		Consumer Staples: 2.8%
23,300		Colgate-Palmolive Co.	2,278,274	1.5
55,000		Kraft Foods, Inc.	2,090,550	1.3
			4,368,824	2.8
		Energy: 11.0%
38,300		Baker Hughes, Inc.	1,606,302	1.0
37,600		Ensco International PLC ADR	1,990,168	1.3
21,200		EOG Resources, Inc.	2,355,320	1.5
34,100		ExxonMobil Corp.	2,957,493	1.9
38,300		Hess Corp.	2,257,785	1.4
150,200	@	McDermott International, Inc.	1,924,062	1.2
57,100		Noble Corp.	2,139,537	1.4
35,100		Peabody Energy Corp.	1,016,496	0.6
46,900	@	Ultra Petroleum Corp.	1,061,347	0.7
			17,308,510	11.0
		Financials: 18.3%
56,700		American Capital Agency Corp.	1,674,918	1.1
113,879		Citigroup, Inc.	4,162,278	2.6
5,900		CME Group, Inc.	1,707,047	1.1
21,500		Digital Realty Trust, Inc.	1,590,355	1.0
78,300	@	Invesco Ltd.	2,088,261	1.3
85,800		JPMorgan Chase & Co.	3,945,084	2.5
73,800		Lincoln National Corp.	1,945,368	1.2
54,900		Metlife, Inc.	2,050,515	1.3
134,200		Morgan Stanley	2,635,688	1.7
77,900		US Bancorp.	2,467,872	1.6
135,000		Wells Fargo & Co.	4,608,900	2.9
			28,876,286	18.3
		Health Care: 14.3%
40,300	@	Acorda Therapeutics, Inc.	1,069,965	0.7
13,900	@	Alexion Pharmaceuticals, Inc.	1,290,754	0.8
14,700		Allergan, Inc.	1,402,821	0.9
35,800	@	Alnylam Pharmaceuticals, Inc.	396,306	0.2
67,400	@,L	Amylin Pharmaceuticals, Inc.	1,682,304	1.1
34,900		Baxter International, Inc.	2,086,322	1.3
10,500	@	Bio-Rad Laboratories, Inc.	1,088,745	0.7
31,600	@	Bruker BioSciences Corp.	483,796	0.3
47,100	@	Gilead Sciences, Inc.	2,300,835	1.5
55,900	@	HCA Holdings, Inc.	1,382,966	0.9
47,900	@	Hospira, Inc.	1,790,981	1.1
50,900		Medtronic, Inc.	1,994,771	1.3
61,573		Merck & Co., Inc.	2,364,403	1.5
32,900		Teva Pharmaceutical Industries Ltd. ADR	1,482,474	0.9
30,700		UnitedHealth Group, Inc.	1,809,458	1.1
			22,626,901	14.3
		Industrials: 10.3%
32,900		Boeing Co.	2,446,773	1.6
19,400		FedEx Corp.	1,784,024	1.1
45,000		General Dynamics Corp.	3,302,100	2.1
223,000	@	Hertz Global Holdings, Inc.	3,353,920	2.1
56,400		Illinois Tool Works, Inc.	3,221,568	2.0
33,600		Norfolk Southern Corp.	2,211,888	1.4
			16,320,273	10.3
		Information Technology: 17.5%
99,600	@	Adobe Systems, Inc.	3,417,276	2.2
12,900	@	Apple, Inc.	7,733,163	4.9
170,200	@	Atmel Corp.	1,678,172	1.0
42,500		Broadcom Corp.	1,670,250	1.0
66,000		Fidelity National Information Services, Inc.	2,185,920	1.4
115,400		Intersil Corp.	1,292,480	0.8
82,900	@	Juniper Networks, Inc.	1,896,752	1.2
42,300	@	NetApp, Inc.	1,893,771	1.2
48,200	@,L	ServiceSource International, Inc.	746,136	0.5
90,700	@	Skyworks Solutions, Inc.	2,507,855	1.6
144,900	@	Symantec Corp.	2,709,630	1.7
			27,731,405	17.5
		Materials: 4.1%
51,900		Celanese Corp.	2,396,742	1.5
71,300		Dow Chemical Co.	2,469,832	1.6
22,900		Rock-Tenn Co.	1,547,124	1.0
			6,413,698	4.1
		Telecommunications: 1.6%
139,400	@	MetroPCS Communications, Inc.	1,257,388	0.8
65,900	@	NII Holdings, Inc.	1,206,629	0.8
			2,464,017	1.6
		Utilities: 2.9%
35,100		Edison International	1,492,101	0.9
24,800		NextEra Energy, Inc.	1,514,784	1.0
36,400		Pacific Gas & Electric Co.	1,580,124	1.0
			4,587,009	2.9
		Total Common Stock
		(Cost $131,505,859)	153,999,849	97.5

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2012 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.0%
11,500	SPDR Trust Series 1	$1,618,280	1.0
	Total Exchange-Traded Funds
	(Cost $1,608,798)	1,618,280	1.0
	Total Long-Term Investments
	(Cost $133,114,657)	155,618,129	98.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
		Securities Lending Collateral(cc)(1): 1.5%
1,000,000		Cantor Fitzgerald, Repurchase Agreement dated 03/30/12, 0.17%, due 04/02/12 (Repurchase Amount $1,000,014, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,000, due 03/31/12-04/01/42)	$1,000,000	0.6
1,000,000		Citigroup, Inc., Repurchase Agreement dated 03/30/12, 0.18%, due 04/02/12 (Repurchase Amount $1,000,015, collateralized by various U.S. Government Agency Obligations, 1.992%-7.000%, Market Value plus accrued interest $1,020,000, due 03/01/18-04/15/43)	1,000,000	0.6
447,230		Daiwa Capital Markets, Repurchase Agreement dated 03/30/12, 0.20%, due 04/02/12 (Repurchase Amount $447,237, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.200%, Market Value plus accrued interest $456,175, due 07/19/12-04/01/42)	447,230	0.3
			2,447,230	1.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.7%
2,655,934		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,655,934)	$2,655,934	1.7
		Total Short-Term Investments
		(Cost $5,103,164)	5,103,164	3.2
		Total Investments in Securities (Cost $138,217,821)	$160,721,293	101.7
		Liabilities in Excess of Other Assets	(2,752,612)	(1.7)
		Net Assets	$157,968,681	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2012.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $139,007,517.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$27,136,950
		Gross Unrealized Depreciation	(5,423,174)
		Net Unrealized Appreciation	$21,713,776

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of March 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 3/31/2012
Asset Table
Investments, at value
Common Stock*	$153,999,849	$—	$—	$153,999,849
Exchange-Traded Funds	1,618,280	—	—	1,618,280
Short-Term Investments	2,655,934	2,447,230	—	5,103,164
Total Investments, at value	$158,274,063	$2,447,230	$—	$160,721,293

*                 For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended March 31, 2012.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Partners, Inc
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 24, 2012
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 24, 2012